UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE, Washington, DC 20549
. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2020
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the funds’ website (www.
im.bnymellon.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Contents
The Funds
Discussion of Funds’ Performance 3
Fund Performance 19
Understanding Your Fund’s Expenses 27
Statements of Investments 28
Statements of Assets and Liabilities 99
Statements of Operations 102
Statements of Changes in Net Assets 105
Financial Highlights 109
Notes to Financial Statements 117
Report of Independent Registered Public Accounting Firm 128
Important Tax Information 129
Board Members Information 130
Officers of the Trust 131
FOR MORE INFORMATION
Back Cover
The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since inception on April 7, 2020 through October 31, 2020, as provided by Thomas J. Durante, CFA, David France, CFA, Todd
Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene
Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the period since inception on April 7, 2020 through October
31, 2020, the BNY Mellon US Large Cap Core Equity ETF
produced a total return of 24.76%.

This compares with a
24.86% total return for the fund's benchmark, the Morningstar
®
US Large Cap Index
SM
(the “Index”), for the period since 4/7/20
through 10/31/20.
2,3
Large-cap equities gained ground during the reporting period amid central bank policies that supported investor confidence and stock valuations.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (“REITs”) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
COVID-19 and Central Banks Influence Markets
Equities began a rally in April 2020 that went on for much of the reporting period. Prior to April, an unprecedented amount of stimulus and financial support was briskly deployed by global central banks and governments. This helped to buoy investor
confidence and support security valuations. Investors began to anticipate a move toward economic normalization, as lockdown measures eased, and the number of COVID-19 cases fell across much of the world. Although punctuated by periodic bouts
of volatility, the upward trend generally lasted through August
2020. However, the recovery was company and sector specific, as several industries that remained affected by COVID-19
prevention procedures did not fully participate.
In September 2020, volatility crept back into equity markets, as increasing COVID-19 infection rates began to concern investors.
By October, several countries had begun to reinstitute some
degree of behavioral restrictions among residents in order to stem the spread of the virus. In addition, mounting political rhetoric in the U.S. due to the election, renewed trade difficulties between the U.S. and China and other geopolitical events stoked investor anxiety. Stocks continued to exhibit volatility through the end of the period.
According to the Morningstar family of indices, small-cap
stocks generally outperformed both their mid-cap and large-cap counterparts during the period.
Information Technology Stocks Lead the Market
The information technology sector led the index over the
reporting period. During the equity rebound that started near the beginning of the reporting period, investors favored
companies with a lot of cash on their balance sheets. Several large technology companies fit this criterion, particularly Apple, which was a standout performer. Demand for the company’s
products was strong during the period, as consumers upgraded their technological devices. Anticipation of 5G rollout and new product availability also buoyed investors’ optimism. Within the sector, cloud computing businesses also performed well. The shift to working from home increased demand for cloud computing
services. Semiconductors and semiconductor equipment was
also a top performing industry, as demand was high for chips used in phones, gaming and for industrial purposes. Within the consumer discretionary sector, internet retailer Amazon.com
was a key driver of performance. The shop-from-home trend
strengthened during the pandemic lockdown, bolstering results for the company. Within the automotive industry, automobile
company Tesla was a key driver of returns. Home improvement
retailers led the retailing industry, as people stuck at home took on home improvement projects. Communication services was
the third best performing sector for the period. Facebook and
Alphabet drove performance. As people stayed home, they
spent more time online. Advertising revenue increased for many online platforms due to increased site traffic. Several media companies that purchased streaming services during the period also outperformed the broader market.
In a period of such strong equity returns, only the energy
sector posted negative results. Energy sector performance was hampered by several factors. Prior to the start of the period,
Russia and Saudi Arabia began a conflict that drove down
the price of crude oil. In addition, global stay-at-home orders decreased demand for gasoline, as work commuters were a
substantial component of consumer demand. Companies within
the oil, gas and consumable fuels industry were particularly hard hit.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments
in response to macroeconomic trends, it is worth noting
that while the spread of COVID-19 and resulting economic

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
implications continue to impact markets and the economy, the
U.S. government and U.S. Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor
factors that affect the fund’s investments.
November 16, 2020
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share net asset value. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top
70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since inception on April 7, 2020 through October 31, 2020, as provided by Thomas J. Durante, CFA, David France, CFA, Todd
Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene
Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the period since inception on April 7, 2020 through October
31, 2020, BNY Mellon US Mid Cap Core Equity ETF produced
a total return of 32.27%.
1
This compares with a 32.40% total
return for the fund's benchmark, the Morningstar
®
US Mid Cap
Index
SM
(the “Index”), for the period since 4/7/20 through
10/31/20.
2,3
Mid-cap equities gained ground during the reporting period
amid central bank policies that supported investor confidence and stock valuations.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (“REITs”) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
COVID-19 and Central Banks Influence Markets
Equities began a rally in April 2020 that went on for much of the reporting period. Prior to April, an unprecedented amount of stimulus and financial support was briskly deployed by global central banks and governments. This helped to buoy investor
confidence and support security valuations. Investors began to anticipate a move toward economic normalization, as lockdown measures eased, and the number of COVID-19 cases fell across much of the world. Although punctuated by periodic bouts
of volatility, the upward trend generally lasted through August
2020. However, the recovery was company and sector specific, as several industries that remained affected by COVID-19
prevention procedures did not fully participate.
In September 2020, volatility crept back into equity markets, as increasing COVID-19 infection rates began to concern investors.
By October, several countries had begun to reinstitute some
degree of behavioral restriction among residents in order to stem the spread of the virus. In addition, mounting political rhetoric in the U.S. due to the election, renewed trade difficulties between the U.S. and China and other geopolitical events stoked investor anxiety. Stocks continued to exhibit volatility through the end of the period.
According to the Morningstar family of indices, small-cap
stocks generally outperformed both their mid-cap and large-cap counterparts during the period.
Information Technology Stocks Lead the Market
The information technology sector led the index over the
reporting period. Software companies led the charge, their
revenues boosted by business spending on products that
allowed their employees to work from home. Cloud computing
businesses also performed well. The shift to working from home increased demand for cloud computing services. Semiconductors and semiconductor equipment was also a top performing
industry, as demand was high for chips used in phones,
gaming and for industrial purposes. Health care was also a top performing sector, led by health care equipment manufacturing companies. Hospitals and home health care companies placed
orders for equipment such as respirators in order to boost their stockpiles, bolstering revenues for companies manufacturing this equipment. Diagnostic test manufacturers also saw a demand
for their products increase. Within the consumer discretionary sector, internet retailers were a key driver of performance.
The shop-from-home trend strengthened during the pandemic
lockdown, as consumers were reluctant to visit brick-and-mortar retail stores, bolstering results for these companies. Home
improvement retailers led the retailing industry, as people stuck at home took on home improvement projects.
In a period of such strong equity returns, no sector posted
negative results. However, the utilities, consumer staples and energy sectors did underperform the broader market. During the reporting period, investors generally favored growth companies.
Companies within these three sectors tend to be more value-
oriented, dividend payers. The utilities sector saw an additional headwind towards the end of the period, as investors became
concerned about delinquent utility bills and discontinued
services to households as virus-related consumer protections lapse. The energy sector continued to struggle throughout the seven months due in part to depressed oil prices.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments
in response to macroeconomic trends, it is worth noting
that while the spread of COVID-19 and resulting economic
implications continue to impact markets and the economy, the
U.S. government and U.S. Federal Reserve remain dedicated to

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
supporting capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor
factors that affect the fund’s investments.
November 16, 2020
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share net asset value. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted
market capitalization weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30%
of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since inception on April 7, 2020 through October 31, 2020, as provided by Thomas J. Durante, CFA, David France, CFA, Todd
Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene
Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the period since inception on April 7, 2020 through October
31, 2020, the BNY Mellon US Small Cap Core Equity ETF
produced a total return of 35.30%.
1
This compares with a
35.24% total return for the fund's benchmark, the Morningstar
®
US Small Cap Index
SM
(the “Index”), for the period since 4/7/20
through 10/31/20.
2,3
Small-cap equities gained ground during the reporting period amid central bank policies that supported investor confidence and stock valuations.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. small-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (“REITs”) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
COVID-19 and Central Banks Influence Markets
Equities began a rally in April 2020 that went on for much of the reporting period. Prior to April, an unprecedented amount of stimulus and financial support was briskly deployed by global central banks and governments. This helped to buoy investor
confidence and support security valuations. Investors began to anticipate a move toward economic normalization, as lockdown measures eased, and the number of COVID-19 cases fell across much of the world. Although punctuated by periodic bouts
of volatility, the upward trend generally lasted through August
2020. However, the recovery was company and sector specific, as several industries that remained affected by COVID-19
prevention procedures did not fully participate.
In September 2020, volatility crept back into equity markets, as increasing COVID-19 infection rates began to concern investors.
By October, several countries had begun to reinstitute some
degree of behavioral restriction among residents in order to stem the spread of the virus. In addition, mounting political rhetoric in the U.S. due to the election, renewed trade difficulties between the U.S. and China and other geopolitical events stoked investor anxiety. Stocks continued to exhibit volatility through the end of the period.
According to the Morningstar family of indices, small-cap
stocks generally outperformed both their mid-cap and large-cap counterparts during the period.
Consumer Discretionary Stocks Lead the Market
The consumer discretionary sector led the index over the
reporting period. Within the consumer discretionary sector,
internet and direct marketing retailers were a key driver of performance. The shop-from-home trend strengthened during
the pandemic lockdown, as consumers were reluctant to visit
brick-and-mortar retail stores, bolstering results for these companies. Home improvement retailers also outperformed,
as people stuck at home took on home improvement projects.
Within the hotels, restaurants and leisure industry, online betting and gaming providers posted strong results. In the information technology sector, software companies led the charge, their
revenues boosted by business spending on products that allowed their employees to work from home. Cloud computing businesses also performed well. The shift to working from home increased demand for cloud computing services. Semiconductors and
semiconductor equipment was also a top performing industry,
as demand was high for chips used in phones, gaming and for
industrial purposes. Health care was also a top performing sector, led by biotechnology and pharmaceutical companies. Many small, nimble drug and therapy developers often partner with larger companies in order to benefit from their manufacturing and
distribution capabilities. Many such partnerships cropped up, as small-cap biotechnology companies worked to develop therapies and possible cures for COVID-19. Elsewhere in the sector,
health care equipment and supply companies also performed
well. Hospitals and home health care companies provided strong demand for equipment and supplies.
In a period of such strong equity returns, utilities was the only sector to post negative results. During the reporting period, investors generally favored growth companies. Utility companies tend to be more value-oriented, dividend payers. Throughout the period, wildfires and hurricanes affected many areas of the U.S., financially hurting many small, local utility providers. In addition, the sector saw an additional headwind towards the end of the period, as investors became concerned about delinquent utility bills and discontinued services to households as virus-related consumer protections begin to lapse.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments
in response to macroeconomic trends, it is worth noting
that while the spread of COVID-19 and resulting economic
implications continue to impact markets and the economy, the
U.S. government and U.S. Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor
factors that affect the fund’s investments.
November 16, 2020
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share net asset value. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-adjusted
market capitalization weighted index that is designed to measure the performance of U.S.
small-capitalization stocks. The index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The fund may, but is not required, to use derivative instruments, such as options, futures, options on futures, forward contracts, swap agreements and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since the fund’s inception on April 22, 2020 through October
31, 2020, as provided by Thomas J. Durante, CFA, David France, CFA,
Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and
Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the period since the fund’s inception on April 22, 2020
through October 31, 2020, the BNY Mellon International
Equity ETF produced a total return of 13.49% at net asset value
(“NAV”).
1
This compares with a 13.34% total return for the
fund’s benchmark, the Morningstar
®
Developed Markets ex-US
Large Cap Index
SM
(the “Index”), for the period since 4/22/20
through 10/31/20.
2,3
International equities gained ground during the reporting period amid central bank policies that supported investor confidence and stock valuations.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
, depositary receipts based
on securities comprising the Index, exchange-traded funds
(“ETFs”) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted market capitalization weighted index designed to measure the performance of developed
market (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (“REITs”)), issued by developed market companies (excluding the United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
COVID-19 and Central Banks Influence Markets
Equities began a rally in April 2020 that went on for much of the reporting period. Prior to April, an unprecedented amount of stimulus and financial support was briskly deployed by global central banks and governments. This helped to buoy investor
confidence and support security valuations. Investors began to anticipate a move toward economic normalization, as lockdown measures eased, and the number of COVID-19 cases fell across much of the world. Although punctuated by periodic bouts
of volatility, the upward trend generally lasted through August
2020. However, the recovery was company and sector specific, as several industries that remained affected by COVID-19
prevention procedures did not fully participate.
In September 2020, volatility crept back into equity markets, as increasing COVID-19 infection rates began to concern investors.
By October, several countries had begun to reinstitute some
degree of behavioral restriction among residents in order to stem the spread of the virus. In addition, mounting political rhetoric in the U.S. due to the election, renewed trade difficulties between the U.S. and China and other geopolitical events stoked investor anxiety. Stocks continued to exhibit volatility through the end of the period.
Industrials Sector Leads Index Returns
The industrials sector led the Index during the period. Engineering and construction and heavy equipment manufacturers located in developed Europe and Asia posted the best performance. Within the financials sector, Australia-based banks performed particularly well. These institutions benefited from renewed economic
activity in China. Canada-based banks also outperformed the
broader market. Insurance companies also rebounded swiftly
during the reporting period. Investor concerns over potential
COVID-related losses abated, allowing stock prices within the industry to rebound. Within the consumer discretionary sector, strong automobile sales in Asia helped make the automotive
industry the top performing industry. Household durables and direct marketing retail companies also did well due to people staying at home and shopping online.
In a period of such strong equity returns, only the energy
sector posted negative results. Energy sector performance was hampered by several factors. Prior to the start of the period,
Russia and Saudi Arabia began a conflict that drove down
the price of crude oil. In addition, global stay-at-home orders decreased demand for gasoline, as work commuters were a
substantial component of consumer demand. There has also
been a shift towards renewable energy sources, further straining traditional commodity companies. Companies within the oil, gas and consumable fuels industry were particularly hard hit by this combination of factors. From a country perspective, the United
Kingdom (UK), which is a significant weight within the Index, lagged the broader market. In addition to facing an economic downturn, the region has been hurt by additional uncertainties surrounding Brexit.
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications
continue to impact markets and the economy, central banks and governments across the globe remain dedicated to supporting
capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor factors that affect the fund’s investments.
November 16, 2020
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer)
during the last six months or their trading volume and turnover ranks in the bottom 20%
(bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the index includes large capitalization securities from each eligible country, targeting the top
70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required, to use derivative instruments, such as options, futures, options on futures, forward contracts, swap agreements and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since the fund’s inception on April 22, 2020 through October
31, 2020, as provided by Thomas J. Durante, CFA, David France, CFA,
Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and
Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the period since the fund’s inception on April 22, 2020
through October 31, 2020, the BNY Mellon Emerging Markets
Equity ETF produced a total return of 26.52% at net asset value
(“NAV”).
1
In comparison, the Morningstar
®
Emerging Markets
Large Cap Index
SM
(the “Index”), the fund’s benchmark, returned
26.95% for the period since 4/22/20 through 10/31/20.
2,3
Emerging-market equities gained value during the reporting
period, due largely to supportive central bank policies, success in constraining COVID-19 contagion in many of the regions and
subsequent return to economic activity.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
Emerging Markets Large Cap Index
SM
, depositary receipts based
on securities comprising the Index, exchange-traded funds
(“ETFs”) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted market capitalization weighted index designed to measure the performance of emerging market large-capitalization stocks. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(“REITs”)), issued by emerging market companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the pre-
ceding six-month period, and market capitalization. The index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
COVID-19 and Central Banks Influence Markets
Emerging-market equities began a rally in April 2020 that
went on for much of the reporting period. Prior to April, an unprecedented amount of stimulus and financial support was
briskly deployed by global central banks and governments.
This helped to buoy investor confidence and support security valuations. Investors began to anticipate a move toward economic normalization, as lockdown measures eased, and the number of
COVID-19 cases fell across much of the world. However, the
recovery was company and sector specific, as several industries that remained affected by COVID-19 prevention procedures did not fully participate.
In September 2020, volatility crept back into developed equity markets as increasing COVID-19 infection rates began to
concern investors. However, this resurgence in volatility did not affect many emerging-market countries. Places such as China
and South Korea, which experienced widespread COVID-19
infection earlier than many other countries, led emerging-market equity valuations higher. Investors in companies based in these countries were not spooked by the possibility of a second
wave of virus-related shutdowns, because these countries had been effective in containing the spread of COVID-19 and had
experienced a more sustained resurgence in economic activity than many other areas of the world. Emerging-market indices
generally outperformed their developed market counterparts
in September and October 2020 by continuing to post positive returns these last few months of the period.
Consumer Discretionary Stocks Lead the Market
The consumer discretionary sector led the Index over the
reporting period. This was largely due to companies based in
China. The Chinese economy and markets saw dislocation early in the period due to the virus, but consumers bounced back in
August, powering the economy. Control of viral spread, as well as stimulus payments, assisted the economic recovery. Retail sales rebounded significantly after the lockdown was lifted. Automobile sales were also strong. In information technology, China- and
South Korea-based companies drove sector performance. People staying at home drove demand for online video conferencing
and shopping. Many people used China-based technology
companies to complete these tasks. Semiconductor companies
also flourished. High demand for chips drove stock prices higher.
In the communication services sector, mobile gaming and online entertainment companies posted the best performance.
In a period of such strong equity returns, no sector posted
negative results. However, the utilities and energy sectors did underperform the broader market. Economic growth concerns
across several emerging-market countries caused a headwind
for the utilities sector. Several countries experienced widespread shutdowns of utility services during the reporting period.
Mounting political issues in several countries are presenting challenges for utilities companies. Energy sector performance was hampered by several factors. Prior to the start of the period,
Russia and Saudi Arabia began a conflict that drove down the price of crude oil. In addition, global stay-at-home orders
decreased demand for gasoline, as work commuters were a
substantial component of consumer demand. From a country
perspective, companies based in Turkey struggled. The country’s export numbers have fallen and tourism, a significant source of income, decreased significantly due to the pandemic. The
country has suffered severe currency depreciation, and investors are concerned the government may not be able to pay back its foreign debt.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Performance of the Index
Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications
continue to impact markets and the economy, central banks and governments across the globe remain dedicated to supporting
capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor factors that affect the fund’s investments.
November 16, 2020
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index
SM
is
a float-adjusted market capitalization weighted index designed to measure the performance of emerging market large-capitalization stocks. A country is considered emerging if:
(i) its annual per capita gross national income does not fall in the World Bank’s high-
income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions.
The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.
The fund may, but is not required, to use derivative instruments, such as options, futures, options on futures, forward contracts, swap agreements and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since inception on April 22, 2020 through October 31,
2020, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers
Market and Fund Performance Overview
For the period from the fund’s inception on April 22, 2020
through October 31, 2020, the BNY Mellon Core Bond
ETF produced a total return of 1.30%.
1
In comparison, the
Bloomberg Barclays US Aggregate Total Return Index (the
“Index”) achieved a total return of 1.41% for the period since
4/22/20 through 10/31/20.
2
U.S. investment-grade, fixed-income securities produced positive returns over the reporting period, in the wake of falling rates and supportive central bank policies undertaken in response to
COVID-19. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the
Index is due primarily to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Bloomberg Barclays US
Aggregate Total Return Index and TBA transactions representing bonds included in the Index.
The Index is designed to measure the investment grade, U.S.
dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency)
and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million. To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using
the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
With Central Bank Support and Economic Growth,
Markets Rebound from COVID-19
Prior to the fund’s launch, the emergence of the pandemic early in 2020 resulted in nationwide stay-at-home orders that closed non-essential businesses and shut down wide sections of the
economy, resulting in a plunge in economic growth and massive unemployment. Volatility erupted in March 2020, resulting in a flight to quality that caused Treasury rates to fall to historic lows over the next few months and led to wider spreads in many segments of the market. In the corporate market, concerns about the economic slowdown and its effect on corporate balance
sheets took hold, causing yield spreads to rise.
The market began to calm down when the U.S. Federal Reserve
(the “Fed”) launched various relief programs. In addition to emergency rate cuts in March 2020, the Fed initiated programs to purchase assets, including corporate bonds, exchange-traded funds, commercial paper and structured products.
As a result, spreads in many market segments narrowed. The
market continued to benefit during the reporting period as the
Fed indicated that it would remain committed to supporting
markets and keeping short-term rates low until 2023. The Fed also modified its approach to inflation, indicating that instead of targeting a 2% rate, it would tolerate an average rate of 2%, suggesting that rates above 2% would be tolerable over the short term.
Corporate Bonds and Other Risk Assets Bolster
Returns
The fund was launched in late April 2020 to avoid the volatility that occurred earlier in the year. As a result, the launch took place after the support programs implemented by the Fed were announced. Nevertheless, as with the broader market, the fund benefited from these extensive asset purchase programs.
Corporate debt, in particular, outperformed duration-neutral treasuries, during the period. In the corporate market, the financial sector led the way. Securitized product also outperformed. In contrast, Treasuries lagged the Index, as Fed support programs and signs of economic momentum benefited other segments.
In mortgage-backed segments, prepayments have weighed on
performance, but support from the Fed steadied the market.
The market as a whole benefited from rapidly implemented
monetary and fiscal policy steps. The Fed’s Secondary Market
Corporate Credit Facility (SMCCF), Term Asset Backed
Securities Loan Facility (TALF), and other programs, which
facilitated purchases of Treasuries, corporate bonds, mortgage-
backed securities and asset-backed securities by the Fed, were especially helpful.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 16, 2020
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon ETF Investment
Adviser, LLC. pursuant to an agreement. Had these expenses not been absorbed, returns

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Source: Lipper Inc. — The Bloomberg Barclays US Aggregate Total Return Index is
designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of
$25 million. To be included in the index, securities must be rated investment grade (Baa3/
BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Bloomberg
®
is a trademark
and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”).
BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including
Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since the fund’s inception on April 22, 2020 through October
31, 2020, as provided by Gregory A. Lee, CFA and Nancy G. Rogers,
CFA, Portfolio Managers
Market and Fund Performance Overview
For the period from the fund’s inception on April 22, 2020
through October 31, 2020, the BNY Mellon Short Duration
Corporate Bond ETF produced a total return of 3.94%.
1
In
comparison, the Bloomberg Barclays US Corporate 1-5 Years
Total Return Index (the “Index”) achieved a total return of
4.08% for the period since 4/22/2020 through 10/31/2020.
2
Short-term, investment-grade securities produced positive
returns over the reporting period, in the wake of falling rates and supportive central bank policies undertaken in response to the economic uncertainty caused by COVID-19. The difference
in returns between the fund and the Index was primarily the
result of security selection and operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Bloomberg
Barclays US Corporate 1-5 Years Total Return Index. To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Index. For bonds, “duration” refers to an investment’s “interest-rate risk,” or how sensitive a bond may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase
3% if interest rates fell 1%.
The Index is designed to measure the market for investment-
grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB-
or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the index.
With Central Bank Support and Economic Growth,
Markets Rebound from COVID-19
Prior to the reporting period, the emergence of the pandemic early in 2020 resulted in nationwide stay-at-home orders that closed non-essential businesses and shut down wide sections
of the economy, resulting in a plunge in economic growth
and massive unemployment. Volatility erupted in March 2020,
resulting in a flight to quality that caused Treasury rates to fall to historic lows over the next few months and led to wider
spreads in many segments of the market. In the corporate
market, concerns about the economic slowdown and its effect on corporate balance sheets took hold, causing yield spreads to rise.
But the market began to calm down when the U.S. Federal
Reserve (the “Fed”) launched various relief programs. In addition to emergency rate cuts in March 2020, the Fed initiated programs to purchase assets, including corporate bonds, exchange traded funds, commercial paper and structured products.
As a result, spreads in many market segments narrowed. The
market continued to benefit during the reporting period, as the
Fed indicated that it would remain committed to supporting
markets and keeping short-term rates low until 2023. The Fed also modified its approach to inflation, indicating that instead of targeting a 2% rate, it would tolerate an average rate of 2%, suggesting that rates above 2% would be tolerable over the short term.
Corporate Bonds Bolster Results, Led by Financials
The fund was launched in late April 2020 to avoid the volatility that occurred earlier in the year. As a result, the launch took place after the support programs implemented by the Fed
were announced. Nevertheless, as with the broader market, the fund benefited from these extensive asset purchase programs.
Corporate bonds outperformed duration-neutral treasuries
during the period. All corporate sectors posted positive returns, but the financial sector led the way.
The market as a whole benefited from rapidly implemented
monetary and fiscal policy steps. The Fed’s Secondary Market
Corporate Credit Facility (SMCCF), Term Asset Backed
Securities Loan Facility (TALF), and other programs, which
facilitated purchases of Treasuries, corporate bonds, mortgage-
backed securities and asset-backed securities by the Fed, were especially helpful.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 16, 2020
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon ETF Investment
Adviser, LLC. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Source: Lipper Inc. — Bloomberg Barclays US Corporate 1-5 Years Total Return Index
is designed to measure the market for investment grade, U.S. dollar-denominated, fixed-
rate, taxable corporate bonds with one to five years left to maturity. To be included in the index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Investors cannot invest directly in any index. BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license.
Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the
Bloomberg Barclays Indices.  Neither Bloomberg nor Barclays is affiliated with BNY
Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund.
Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the
Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period since the fund’s inception on April 22, 2020 through October
31, 2020, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and
Stephanie Shu, CFA, Portfolio Managers
Market and Fund Performance Overview
For the period from the fund’s inception on April 22, 2020
through October 31, 2020, the BNY Mellon High Yield Beta
ETF produced a total return of 10.94%.
1
In comparison, the
Bloomberg Barclays US Corporate High Yield Total Return
Index (the “Index”) achieved a total return of 11.32% for the period since 4/22/20 through 10/31/20.
2
U.S. high yield securities produced positive returns over the reporting period, in an environment of narrowing spreads and supportive central bank policies undertaken in response to
COVID-19. A significant portion of the difference in returns between the fund and the Index was the result of operating
expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the
Bloomberg Barclays US Corporate High Yield Total Return
Index and derivatives with economic characteristics similar to such bonds or the index. The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
With Central Bank Support and Economic Growth,
Markets Rebound from COVID-19
Fixed-income markets enjoyed a strong performance during the reporting period, and the high yield market experienced a robust rebound. Early in the period, nationwide stay-at-home orders closed non-essential businesses and shut down wide sections
of the economy, resulting in a plunge in economic growth and massive unemployment. In addition, a conflict between Saudi
Arabia and Russia regarding oil production amplified the tension.
Heightened volatility in March 2020 resulted in a flight to quality that caused Treasury rates to fall to historic lows in March, but remained roughly flat over the next few months which led to
widened spreads in fixed-income markets. In the corporate high yield market, spreads widened as concerns took hold about the economic slowdown and its effect on corporate balance sheets.
The high yield market’s rebound began with the U.S. Federal
Reserve (the “Fed”) relief programs. In addition to emergency rate cuts in March 2020, the Fed launched programs to support asset prices by purchasing assets, including investment-grade and high yield corporate bonds and exchange-traded funds as well as commercial paper. The rebound continued as the economy
showed signs of recovery and prospects for a COVID-19 vaccine improved.
Returns Bolstered by Illiquidity Premium
The fund was launched in late April 2020 to avoid the volatility that occurred earlier in the year. As a result, the launch took place after the support programs implemented by the Fed were announced. Nevertheless, as with the broader market, the fund benefited from these extensive asset purchase programs.
The Index’s 11.32% return for the reporting period
outperformed other more liquid, high yield indexes. This relative outperformance came in part due its less liquid nature, as the
Index offers an illiquidity premium that is not as available in a more liquid index.
The fund was able to approximately match the performance of
the Index during this period due to its practice of maintaining a beta of 1.0 versus the Index. The fund’s positioning in favor of quality, value and momentum factors contributed positively to performance. This helped to offset a slight drag on performance caused by an underweight to the riskiest energy securities during
May and June 2020.
All segments of the index benefited from monetary and fiscal action during the period. The Fed began asset purchases of
Treasuries, corporate bonds, mortgage-backed securities,
agency commercial, mortgage-backed securities and recently
downgraded high yield debt in an effort to stabilize prices. The
Fed also brought back its Term Asset Backed Securities Loan
Facility (TALF) program to bolster asset-backed security prices and encourage the availability of loans.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 16, 2020
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon ETF Investment
Adviser, LLC. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Source: Lipper Inc. — The Bloomberg Barclays US Corporate High Yield Total Return
Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality.
The index may include U.S. dollar-denominated bonds issued by foreign issuers. Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively,
“Bloomberg”). BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices.
Neither Bloomberg nor Barclays is affiliated with the BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Large Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar®
US Large Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc..
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Large Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon US Large Cap Core Equity ETF
NAV Return 4/7/20 24.76%
Market Price Return 4/7/20 24.50%
Morningstar
®
US Large Cap Index
SM
4/7/20 24.86%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Mid Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar® US
Mid Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Mid Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25%
liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon US Mid Cap Core Equity ETF
NAV Return 4/7/20 32.27%
Market Price Return 4/7/20 32.06%
Morningstar
®
US Mid Cap Index
SM
4/7/20 32.40%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Small Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar®
US Small Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Small Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon US Small Cap Core Equity ETF
NAV Return 4/7/20 35.30%
Market Price Return 4/7/20 35.03%
Morningstar
®
US Small Cap Index
SM
4/7/20 35.24%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon International Equity ETF with a hypothetical investment of $10,000 in the Morningstar®
Developed Markets ex-US Large Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon International Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks. A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the
United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-
trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon International Equity ETF
NAV Return 4/22/20 13.49%
Market Price Return 4/22/20 14.69%
Morningstar
®
Developed Markets ex-US Large Cap Index
SM
4/22/20 13.34%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Emerging Markets Equity ETF with a hypothetical investment of $10,000 in the Morningstar® Emerging
Markets Large Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Emerging Markets Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of emerging market large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high-income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities
(including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the
Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon Emerging Markets Equity ETF
NAV Return 4/22/20 26.52%
Market Price Return 4/22/20 27.44%
Morningstar
®
Emerging Markets Large Cap Index
SM
4/22/20 26.95%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Core Bond ETF with a hypothetical investment of $10,000 in the Bloomberg Barclays US Aggregate
Bond Index (the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Core Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding.
For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of
$25 million. To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon Core Bond ETF
NAV Return 4/22/20 1.30%
Market Price Return 4/22/20 1.33%
Bloomberg Barclays US Aggregate Total Return Index 4/22/20 1.41%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Short Duration Corporate Bond ETF with a hypothetical investment of $10,000 in the Bloomberg
Barclays US Corporate 1-5 Years Total Return Index (the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Short Duration Corporate Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the market for investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon Short Duration Corporate Bond ETF
NAV Return 4/22/20 3.94%
Market Price Return 4/22/20 4.05%
Bloomberg Barclays US Corporate 1-5 Years Total Return Index 4/22/20 4.08%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon High Yield Beta ETF with a hypothetical investment of $10,000 in the Bloomberg Barclays US
Corporate High Yield Total Return Index (the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon High Yield Beta ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2020
Inception Date From Inception
BNY Mellon High Yield Beta ETF
NAV Return 4/22/20 10.94%
Market Price Return 4/22/20 10.98%
Bloomberg Barclays US Corporate High Yield Total Return Index 4/22/20 11.32%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. For more information, see your
Fund’s prospectus or talk to your financial adviser.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.
For the six months ended October 31, 2020
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 1,137.20 1,025.14 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 1,189.60 1,024.94 0.22 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 1,182.00 1,024.94 0.22 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 1,086.90 1,024.94 0.21 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 1,219.80 1,024.58 0.61 0.56 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 1,011.50 1,025.14 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF 1,000.00 1,000.00 1,035.70 1,024.83 0.31 0.31 0.06
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 1,103.10 1,024.03 1.16 1.12 0.22

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 12.8%
Activision Blizzard, Inc. 3,222 244,002
Alphabet, Inc., Class A
a
1,232 1,991,048
Alphabet, Inc., Class C
a
1,203 1,950,075
AT&T, Inc. 29,289 791,389
Charter Communications, Inc., Class A
a,b
626 377,991
Comcast Corp., Class A 18,696 789,719
Electronic Arts, Inc.
a
1,224 146,672
Facebook, Inc., Class A
a
9,875 2,598,211
Netflix, Inc.
a
1,809 860,614
Sirius XM Holdings, Inc.
b
5,979 34,260
T-Mobile US, Inc.
a
2,425 265,707
Verizon Communications, Inc. 16,983 967,861
Walt Disney Co. (The) 7,417 899,311
11,916,860
Consumer Discretionary – 12.7%
Amazon.com, Inc.
a
1,743 5,292,009
Booking Holdings, Inc.
a
175 283,938
Dollar General Corp. 1,045 218,102
eBay, Inc. 2,884 137,365
General Motors Co. 5,313 183,458
Home Depot, Inc. (The) 4,416 1,177,791
Las Vegas Sands Corp. 1,470 70,648
Lowe's Cos., Inc. 3,111 491,849
Marriott International, Inc., Class A 1,178 109,413
McDonald's Corp. 3,060 651,780
Nike, Inc., Class B 5,119 614,690
O'Reilly Automotive, Inc.
a
314 137,092
Ross Stores, Inc. 1,517 129,203
Starbucks Corp. 4,836 420,539
Target Corp. 2,069 314,943
Tesla, Inc.
a,b
3,058 1,186,626
TJX Cos., Inc. (The) 4,999 253,949
Yum! Brands, Inc. 1,290 120,396
11,793,791
Consumer Staples – 7.5%
Altria Group, Inc. 7,731 278,934
Brown-Forman Corp., Class A 315 19,766
Brown-Forman Corp., Class B 823 57,371
Coca-Cola Co. (The) 15,869 762,664
Colgate-Palmolive Co. 3,571 281,716
Constellation Brands, Inc., Class A 718 118,635
Costco Wholesale Corp. 1,816 649,438
Estee Lauder Cos., Inc. (The), Class A 947 208,018
General Mills, Inc. 2,587 152,943
Keurig Dr Pepper, Inc. 2,095 56,356
Kimberly-Clark Corp. 1,431 189,736
Kraft Heinz Co. (The) 2,827 86,478
Mondelez International, Inc., Class A 5,897 313,249
Monster Beverage Corp.
a
1,562 119,602
PepsiCo, Inc. 5,703 760,153
Philip Morris International, Inc. 6,428 456,517
Procter & Gamble Co. (The) 10,210 1,399,791
SYSCO Corp. 2,165 119,746
Walgreens Boots Alliance, Inc. 3,142 106,954
Walmart, Inc. 5,821 807,664
6,945,731
Energy – 1.0%
Chevron Corp. 8,259 574,001
ConocoPhillips 5,341 152,859
EOG Resources, Inc. 3,205 109,739
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 1.0% (continued)
Kinder Morgan, Inc. 10,277 122,296
958,895
Financials – 9.6%
Aflac, Inc. 3,502 118,893
Allstate Corp. (The) 1,339 118,836
American Express Co. 2,706 246,895
AON PLC, Class A 973 179,042
Bank of America Corp. 32,149 761,931
Bank of New York Mellon Corp. (The) 3,300 113,388
Berkshire Hathaway, Inc., Class B
a
8,125 1,640,438
BlackRock, Inc., Class A 631 378,102
Blackstone Group, Inc. (The), Class A 2,844 143,394
Capital One Financial Corp. 1,939 141,702
Charles Schwab Corp. (The) 6,193 254,594
Chubb Ltd. 1,891 245,660
Citigroup, Inc. 9,165 379,614
Goldman Sachs Group, Inc. (The) 1,433 270,894
Intercontinental Exchange, Inc. 2,348 221,651
JPMorgan Chase & Co. 12,524 1,227,853
Marsh & McLennan Cos., Inc. 2,119 219,232
MetLife, Inc. 3,902 147,691
Moody's Corp. 680 178,772
Morgan Stanley 5,940 286,011
PNC Financial Services Group, Inc. (The) 1,784 199,594
Progressive Corp. (The) 2,450 225,155
S&P Global, Inc. 1,000 322,730
Truist Financial Corp. 6,169 259,838
US Bancorp 5,824 226,845
Wells Fargo & Co. 18,133 388,953
8,897,708
Health Care – 13.6%
Abbott Laboratories 7,265 763,624
AbbVie, Inc. 7,545 642,079
Amgen, Inc. 2,517 546,038
Anthem, Inc. 1,042 284,258
Baxter International, Inc. 2,137 165,767
Becton, Dickinson & Co. 1,207 278,974
Boston Scientific Corp.
a
5,992 205,346
Bristol-Myers Squibb Co. 9,337 545,748
Cigna Corp. 1,522 254,128
CVS Health Corp. 5,646 316,684
Danaher Corp. 2,599 596,574
Edwards Lifesciences Corp.
a
2,606 186,824
Eli Lilly & Co. 3,455 450,739
HCA Healthcare, Inc. 1,233 152,818
Humana, Inc. 553 220,802
Illumina, Inc.
a
615 180,011
Intuitive Surgical, Inc.
a
485 323,534
IQVIA Holdings, Inc.
a
962 148,138
Johnson & Johnson 10,823 1,483,942
Medtronic PLC 5,528 555,951
Merck & Co., Inc. 10,392 781,582
Pfizer, Inc. 22,845 810,541
Regeneron Pharmaceuticals, Inc.
a
471 256,017
Stryker Corp. 1,351 272,916
Thermo Fisher Scientific, Inc. 1,626 769,293
UnitedHealth Group, Inc. 3,900 1,190,046
Zoetis, Inc., Class A 1,975 313,136
12,695,510

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 6.5%
3M Co. 2,384 381,345
Boeing Co. (The) 2,252 325,166
Caterpillar, Inc. 2,247 352,891
CSX Corp. 3,179 250,950
Deere & Co. 1,303 294,361
Eaton Corp. PLC 1,675 173,848
Emerson Electric Co. 2,522 163,401
FedEx Corp. 997 258,692
General Dynamics Corp. 991 130,148
General Electric Co. 37,057 274,963
Honeywell International, Inc. 2,898 478,025
Illinois Tool Works, Inc. 1,198 234,664
L3harris Technologies, Inc. 917 147,738
Lockheed Martin Corp. 1,018 356,432
Norfolk Southern Corp. 1,068 223,340
Northrop Grumman Corp. 651 188,673
Raytheon Technologies Corp. 6,297 342,053
Roper Technologies, Inc. 441 163,761
Uber Technologies, Inc.
a
5,819 194,413
Union Pacific Corp. 2,791 494,537
United Parcel Service, Inc., Class B 2,912 457,504
Waste Management, Inc. 1,638 176,757
6,063,662
Information Technology – 29.9%
Accenture PLC, Class A 2,613 566,786
Adobe, Inc.
a
1,981 885,705
Advanced Micro Devices, Inc.
a
4,842 364,554
Amphenol Corp., Class A 1,269 143,194
Analog Devices, Inc. 1,555 184,314
Apple, Inc. 66,123 7,198,150
Applied Materials, Inc. 3,820 226,258
Autodesk, Inc.
a
918 216,226
Automatic Data Processing, Inc. 1,795 283,538
Broadcom, Inc. 1,654 578,288
Cisco Systems, Inc. 17,414 625,163
Cognizant Technology Solutions Corp., Class A 2,292 163,695
Fidelity National Information Services, Inc. 2,569 320,072
Fiserv, Inc.
a
2,311 220,631
Global Payments, Inc. 1,255 197,964
Intel Corp. 17,463 773,262
International Business Machines Corp. 3,667 409,457
Intuit, Inc. 1,085 341,428
LAM Research Corp. 605 206,958
Mastercard , Inc., Class A 3,632 1,048,340
Micron Technology, Inc.
a
4,644 233,779
Microsoft Corp. 31,186 6,314,229
NVIDIA Corp. 2,527 1,266,937
Oracle Corp. 8,582 481,536
PayPal Holdings, Inc.
a
4,829 898,822
Qualcomm, Inc. 4,643 572,760
salesforce.com, Inc.
a
3,737 867,993
ServiceNow , Inc.
a
793 394,573
Texas Instruments, Inc. 3,779 546,406
Visa, Inc., Class A
b
6,938 1,260,704
27,791,722
Materials – 1.8%
Air Products & Chemicals, Inc. 921 254,417
Dow, Inc. 3,144 143,020
DuPont de Nemours, Inc. 3,094 175,987
Ecolab, Inc., Class W 1,042 191,301
Linde PLC 2,169 477,917
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Materials – 1.8% (continued)
Newmont Corp. 3,371 211,834
Sherwin-Williams Co. (The) 342 235,289
1,689,765
Real Estate – 1.8%
American Tower Corp.
c
1,827 419,571
Crown Castle International Corp.
c
1,737 271,319
Digital Realty Trust, Inc.
c
1,135 163,781
Equinix , Inc.
c
368 269,096
ProLogis , Inc.
c
3,054 302,957
Public Storage
c
646 147,979
SBA Communications Corp., Class A
c
470 136,474
1,711,177
Utilities – 2.5%
American Electric Power Co., Inc. 2,067 185,885
Consolidated Edison, Inc. 1,437 112,790
Dominion Energy, Inc. 3,476 279,262
Duke Energy Corp. 3,063 282,133
Exelon Corp. 4,092 163,230
NextEra Energy, Inc. 8,044 588,901
Sempra Energy 1,226 153,691
Southern Co. (The) 4,410 253,355
WEC Energy Group, Inc. 1,345 135,240
Xcel Energy, Inc. 2,225 155,817
2,310,304
Total Common Stocks (cost $87,433,841) 92,775,125
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $116,685) 116,685 116,685
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $35,514) 35,514 35,514
Total Investments (cost $87,586,040) 99.9% 92,927,324
Cash and Receivables (Net) 0.1% 117,737
Net Assets 100.0% 93,045,061

STATEMENT OF INVESTMENTS
(continued)
a
Non-income producing security.
b
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $1,843,982 and the value of the collateral was $1,954,212, consisting of cash collateral of
$35,514 and U.S. Government & Agency securities valued at $1,918,698.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
e
The rate shown is the 1-day yield as of October 31, 2020.
See Notes to Financial Statements
Description
Value
4/9/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,044,454 (927,769) — — 116,685 0.1 30
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 243,898 (208,384) — — 35,514 0.1 451
2
Total — 1,288,352 (1,136,153) — — 152,199 0.2 481
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 29.9
Health Care 13.6
Communication Services 12.8
Consumer Discretionary 12.7
Financials 9.6
Consumer Staples 7.5
Industrials 6.5
Utilities 2.5
Real Estate 1.8
Materials 1.8
Energy 1.0
Registered Investment Companies 0.2
99.9
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 4.7%
Altice USA, Inc., Class A
a
1,922 51,798
Cable One, Inc. 32 55,420
CenturyLink, Inc. 5,884 50,720
Discovery, Inc., Class A
a,b
923 18,682
Discovery, Inc., Class C
a
1,901 34,826
DISH Network Corp., Class A
a
1,507 38,413
Fox Corp., Class A 2,010 53,305
Fox Corp., Class B 923 24,127
GCI Liberty, Inc., Class A
a
572 46,464
IAC/ InterActiveCorp
a
433 52,272
Interpublic Group of Cos., Inc. (The) 2,285 41,336
Liberty Broadband Corp., Class A
a
151 21,223
Liberty Broadband Corp., Class C
a
902 127,822
Liberty Media Corp.-Liberty Formula One, Class
A
a
159 5,295
Liberty Media Corp.-Liberty Formula One, Class
C
a
1,221 44,115
Liberty Media Corp.-Liberty SiriusXM , Class A
a
518 17,907
Liberty Media Corp.-Liberty SiriusXM , Class C
a
1,012 35,015
Live Nation Entertainment, Inc.
a
853 41,626
News Corp., Class A 2,348 30,829
News Corp., Class B 757 9,856
Omnicom Group, Inc. 1,259 59,425
Pinterest, Inc., Class A
a
2,554 150,558
Roku, Inc., Class A
a
585 118,404
Snap, Inc., Class A
a
5,155 203,056
Take-Two Interactive Software, Inc.
a
671 103,951
Twitter, Inc.
a
4,631 191,538
ViacomCBS , Inc., Class A 63 1,881
ViacomCBS , Inc., Class B
b
3,178 90,796
Zillow Group, Inc., Class A
a
215 19,206
Zillow Group, Inc., Class C
a,b
813 72,048
Zynga, Inc., Class A
a
5,720 51,423
1,863,337
Consumer Discretionary – 10.4%
Advance Auto Parts, Inc. 412 60,679
Aptiv PLC 1,588 153,226
Aramark 1,519 42,137
Autoliv , Inc. 474 35,929
AutoZone, Inc.
a
139 156,928
Best Buy Co., Inc. 1,403 156,505
BorgWarner, Inc. 1,407 49,217
Bright Horizons Family Solutions, Inc.
a
349 55,159
Burlington Stores, Inc.
a
392 75,883
CarMax, Inc.
a
958 82,810
Chipotle Mexican Grill, Inc., Class A
a
158 189,834
D.R. Horton, Inc. 2,010 134,288
Darden Restaurants, Inc. 762 70,043
Dollar Tree, Inc.
a
1,399 126,358
Domino's Pizza, Inc. 232 87,770
Etsy, Inc.
a
709 86,207
Expedia Group, Inc. 809 76,167
Ford Motor Co. 23,047 178,153
Garmin Ltd. 854 88,833
Gentex Corp. 1,429 39,540
Genuine Parts Co. 861 77,860
Hasbro, Inc. 762 63,033
Hilton Worldwide Holdings, Inc. 1,738 152,614
Lear Corp. 328 39,626
Lennar Corp., Class A 1,672 117,425
Lennar Corp., Class B 103 5,860
LKQ Corp.
a
1,780 56,942
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 10.4% (continued)
Lululemon Athletica , Inc.
a
679 216,798
MercadoLibre , Inc.
a
268 325,365
MGM Resorts International 2,922 60,106
Mohawk Industries, Inc.
a
358 36,942
Newell Brands, Inc. 2,226 39,311
NVR, Inc.
a
21 83,015
Pool Corp. 239 83,609
PulteGroup, Inc. 1,576 64,238
Royal Caribbean Cruises Ltd. 1,085 61,216
Service Corp. International 1,041 48,209
Tiffany & Co. 518 67,775
Tractor Supply Co. 681 90,716
Ulta Beauty, Inc.
a
336 69,475
Vail Resorts, Inc. 241 55,922
VF Corp. 1,880 126,336
Wayfair, Inc., Class A
a,b
404 100,204
Whirlpool Corp. 372 68,805
Wynn Resorts Ltd. 569 41,213
4,098,281
Consumer Staples – 4.1%
Archer-Daniels-Midland Co. 3,486 161,193
Beyond Meat, Inc.
a,b
256 36,462
Bunge Ltd. 828 46,972
Campbell Soup Co. 861 40,183
Casey's General Stores, Inc. 222 37,423
Church & Dwight Co., Inc. 1,549 136,916
Clorox Co. (The) 739 153,158
ConAgra Brands, Inc. 2,869 100,673
Herbalife Nutrition Ltd.
a
577 26,046
Hershey Co. (The) 869 119,453
Hormel Foods Corp. 1,649 80,290
JM Smucker Co. (The) 670 75,174
Kellogg Co. 1,473 92,637
Kroger Co. (The) 4,567 147,103
Lamb Weston Holdings, Inc. 873 55,392
McCormick & Co., Inc. 729 131,592
Molson Coors Beverage Co., Class B 682 24,047
Pilgrim's Pride Corp.
a
280 4,687
Post Holdings, Inc.
a
279 23,966
Reynolds Consumer Products, Inc. 289 8,161
Tyson Foods, Inc., Class A 1,871 107,077
1,608,605
Energy – 2.5%
Baker Hughes Co., Class A 4,944 73,023
Cabot Oil & Gas Corp. 3,012 53,583
Cheniere Energy, Inc.
a
1,520 72,762
Concho Resources, Inc. 984 40,846
Continental Resources, Inc.
b
530 6,376
Diamondback Energy, Inc. 1,207 31,334
Halliburton Co. 5,233 63,110
Hess Corp. 1,968 73,249
HollyFrontier Corp. 931 17,233
Marathon Petroleum Corp. 3,306 97,527
Occidental Petroleum Corp. 5,771 52,689
Oneok , Inc. 2,131 61,799
Pioneer Natural Resources Co. 970 77,173
Schlumberger NV 7,329 109,495
Williams Cos., Inc. (The) 7,651 146,823
977,022
Financials – 10.5%
AGNC Investment Corp.
c
3,599 50,278

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 10.5% (continued)
Alleghany Corp. 85 46,489
Ally Financial, Inc. 2,383 63,578
American Financial Group, Inc. 207 15,513
American International Group, Inc. 4,479 141,044
Ameriprise Financial, Inc. 728 117,084
Annaly Capital Management, Inc.
c
8,550 60,619
Apollo Global Management, Inc., Class A 1,209 44,564
Arch Capital Group Ltd.
a
2,416 72,987
Arthur J Gallagher & Co. 1,117 115,844
Assurant, Inc. 359 44,649
Brown & Brown, Inc. 1,547 67,310
Carlyle Group, Inc. (The)
b
602 15,002
Cincinnati Financial Corp. 761 53,833
Citizens Financial Group, Inc. 2,680 73,030
Commerce Bancshares, Inc.
b
603 37,537
Credit Acceptance Corp.
a,b
79 23,551
Discover Financial Services 1,804 117,278
Equitable Holdings, Inc. 2,374 51,017
Erie Indemnity Co., Class A
b
151 35,163
Everest Re Group Ltd. 239 47,102
FactSet Research Systems, Inc. 226 69,269
Fidelity National Financial, Inc. 1,716 53,694
Fifth Third Bancorp 4,444 103,190
First Republic Bank 1,020 128,663
Franklin Resources, Inc. 1,618 30,337
Globe Life, Inc. 587 47,600
Hartford Financial Services Group, Inc. (The) 2,111 81,316
Huntington Bancshares, Inc. 6,062 63,287
KeyCorp 5,818 75,518
KKR & Co., Inc., Class A 3,291 112,388
Lincoln National Corp. 1,158 40,646
Loews Corp. 1,109 38,460
M&T Bank Corp. 601 62,252
Markel Corp.
a
82 76,490
MarketAxess Holdings, Inc. 225 121,241
Morningstar, Inc. 128 24,369
MSCI, Inc., Class A 505 176,669
NASDAQ, Inc. 675 81,668
Northern Trust Corp. 1,021 79,914
People's United Financial, Inc. 1,633 17,424
Principal Financial Group, Inc. 1,521 59,654
Prudential Financial, Inc. 2,401 153,712
Raymond James Financial, Inc. 730 55,801
Regions Financial Corp. 5,712 75,970
Reinsurance Group of America, Inc., Class A 408 41,216
RenaissanceRe Holdings Ltd. 301 48,678
SEI Investments Co. 726 35,683
State Street Corp. 2,179 128,343
SVB Financial Group
a
308 89,536
Synchrony Financial 3,394 84,918
T Rowe Price Group, Inc. 1,197 151,612
Travelers Cos., Inc. (The) 1,333 160,906
Voya Financial, Inc. 735 35,228
Willis Towers Watson PLC 765 139,597
WR Berkley Corp. 846 50,861
Zions Bancorp NA 955 30,818
4,120,400
Health Care – 13.7%
ABIOMED, Inc.
a
268 67,504
ACADIA Pharmaceuticals, Inc.
a
665 30,889
Agilent Technologies, Inc. 1,822 186,008
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.7% (continued)
Alexion Pharmaceuticals, Inc.
a
1,303 150,027
Align Technology, Inc.
a
427 181,936
Alnylam Pharmaceuticals, Inc.
a
635 78,086
AmerisourceBergen Corp., Class A 874 83,965
Avantor , Inc.
a
2,175 50,612
BioMarin Pharmaceutical, Inc.
a
865 64,382
BIO-RAD Laboratories, Inc., Class A
a
128 75,062
Bio- Techne Corp. 228 57,550
Bruker Corp. 617 26,247
Cardinal Health, Inc. 1,386 63,465
Catalent , Inc.
a
964 84,610
Cerner Corp. 1,810 126,863
Charles River Laboratories International, Inc.
a
296 67,399
Chemed Corp. 95 45,440
Cooper Cos., Inc. (The) 292 93,163
DaVita, Inc.
a,b
507 43,729
DENTSPLY SIRONA, Inc. 1,285 60,639
DexCom , Inc.
a
548 175,130
Elanco Animal Health, Inc.
a
2,336 72,439
Encompass Health Corp. 597 36,602
Exact Sciences Corp.
a
953 118,010
Exelixis , Inc.
a
1,894 38,789
Guardant Health, Inc.
a
448 47,784
Haemonetics Corp.
a
204 20,622
Henry Schein, Inc.
a
836 53,153
Hill-Rom Holdings, Inc. 199 18,123
Hologic , Inc.
a
1,522 104,744
Horizon Therapeutics PLC
a
1,201 89,991
IDEXX Laboratories, Inc.
a
503 213,684
Incyte Corp.
a
1,018 88,200
Insulet Corp.
a
387 86,011
Jazz Pharmaceuticals PLC
a
333 47,985
Laboratory Corp. of America Holdings
a
579 115,667
Masimo Corp.
a
297 66,475
McKesson Corp. 962 141,885
Mettler -Toledo International, Inc.
a
142 141,703
Moderna , Inc.
a,b
1,605 108,289
Molina Healthcare, Inc.
a
354 66,010
Mylan NV
a
3,027 44,013
Neurocrine Biosciences, Inc.
a
554 54,663
Novocure Ltd.
a
472 57,631
Penumbra, Inc.
a,b
193 50,379
PerkinElmer, Inc. 654 84,726
Perrigo Co. PLC 797 34,964
PPD, Inc.
a
565 18,577
PRA Health Sciences, Inc.
a
383 37,320
Quest Diagnostics, Inc. 788 96,246
Repligen Corp.
a
294 48,972
ResMed , Inc. 854 163,917
Sarepta Therapeutics, Inc.
a
444 60,344
Seagen , Inc.
a
691 115,259
STERIS PLC 506 89,658
Teladoc Health, Inc.
a,b
686 134,772
Teleflex, Inc. 276 87,832
Universal Health Services, Inc., Class B 466 51,050
Varian Medical Systems, Inc.
a
542 93,658
Veeva Systems, Inc., Class A
a
801 216,310
Waters Corp.
a
364 81,106
West Pharmaceutical Services, Inc. 439 119,439
Zimmer Biomet Holdings, Inc. 1,229 162,351
5,392,059

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 15.1%
AECOM
a
934 41,881
Allegion PLC 551 54,273
AMERCO 50 17,358
American Airlines Group, Inc.
b
2,943 33,197
AMETEK, Inc. 1,353 132,865
AO Smith Corp. 789 40,783
Carlisle Cos., Inc. 330 40,877
Carrier Global Corp. 4,902 163,678
CH Robinson Worldwide, Inc. 790 69,860
Cintas Corp. 501 157,590
Clarivate PLC
a
1,605 44,539
Copart , Inc.
a
1,218 134,418
CoStar Group, Inc.
a
234 192,725
Cummins, Inc. 871 191,524
Delta Air Lines, Inc. 3,593 110,089
Donaldson Co., Inc. 759 36,052
Dover Corp. 853 94,436
Equifax, Inc. 716 97,806
Expeditors International of Washington, Inc. 978 86,426
Fastenal Co. 3,379 146,074
Fortive Corp. 1,852 114,083
Fortune Brands Home & Security, Inc. 836 67,607
Generac Holdings, Inc.
a
376 79,016
Graco , Inc. 976 60,414
HEICO Corp. 246 25,842
HEICO Corp., Class A 435 40,672
Howmet Aerospace, Inc. 2,310 39,847
Hubbell, Inc., Class B 325 47,291
Huntington Ingalls Industries, Inc. 234 34,510
IDEX Corp. 450 76,675
IHS Markit Ltd. 2,265 183,171
Ingersoll Rand, Inc.
a
2,030 70,928
Jacobs Engineering Group, Inc. 767 72,865
JB Hunt Transport Services, Inc. 504 61,357
Johnson Controls International PLC 4,390 185,302
Kansas City Southern 566 99,695
Knight-Swift Transportation Holdings, Inc., Class
A 710 26,973
Lennox International, Inc. 208 56,505
Masco Corp. 1,551 83,134
Nielsen Holdings PLC 2,074 28,020
Nordson Corp. 307 59,383
Old Dominion Freight Line, Inc. 562 106,988
Otis Worldwide Corp. 2,402 147,195
PACCAR, Inc. 2,041 174,261
Parker-Hannifin Corp. 763 158,979
Pentair PLC 967 48,118
Republic Services, Inc., Class A 1,237 109,066
Robert Half International, Inc. 668 33,861
Rockwell Automation, Inc. 689 163,376
Rollins, Inc. 822 47,553
Sensata Technologies Holding PLC
a
946 41,350
Snap-On, Inc. 326 51,355
Southwest Airlines Co. 3,388 133,928
Stanley Black & Decker, Inc. 917 152,405
Textron, Inc. 1,364 48,831
Toro Co. (The) 643 52,790
Trane Technologies PLC 1,411 187,310
TransDigm Group, Inc. 313 149,429
TransUnion 1,118 89,060
United Airlines Holdings, Inc.
a
1,824 61,761
United Rentals, Inc.
a
430 76,665
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 15.1% (continued)
Verisk Analytics, Inc., Class A 958 170,495
Watsco , Inc.
b
198 44,380
Westinghouse Air Brake Technologies Corp. 1,079 63,985
WW Grainger, Inc. 259 90,655
XPO Logistics, Inc.
a
547 49,230
Xylem, Inc. 1,057 92,107
5,944,874
Information Technology – 21.8%
Akamai Technologies, Inc.
a
956 90,935
Anaplan, Inc.
a,b
742 41,070
ANSYS, Inc.
a
511 155,533
Arista Networks, Inc.
a
321 67,057
Aspen Technology, Inc.
a
406 44,583
Avalara, Inc.
a
483 71,991
Black Knight, Inc.
a
881 77,484
Booz Allen Hamilton Holding Corp., Class A 810 63,585
Broadridge Financial Solutions, Inc. 675 92,880
CACI International, Inc., Class A
a
148 30,862
Cadence Design Systems, Inc.
a
1,648 180,242
CDW Corp. 848 103,965
Ceridian HCM Holding, Inc.
a
713 61,475
Ciena Corp.
a
672 26,470
Citrix Systems, Inc. 611 69,208
Cognex Corp. 1,027 67,679
Corning, Inc. 4,475 143,066
Coupa Software, Inc.
a
395 105,741
Crowdstrike Holdings, Inc., Class A
a
840 104,026
Dell Technologies, Inc., Class C
a
1,291 77,796
DocuSign, Inc., Class A
a
1,037 209,733
Dynatrace , Inc.
a
1,084 38,276
Entegris , Inc. 806 60,265
EPAM Systems, Inc.
a
332 102,571
F5 Networks, Inc.
a
330 43,870
Fair Isaac Corp.
a
172 67,329
FleetCor Technologies, Inc.
a
499 110,234
FLIR Systems, Inc. 762 26,434
Fortinet, Inc.
a
799 88,186
Gartner, Inc.
a
532 63,893
Genpact Ltd. 1,098 37,738
GoDaddy , Inc., Class A
a
981 69,396
Guidewire Software, Inc.
a,b
496 47,671
Hewlett Packard Enterprise Co. 7,663 66,208
HP, Inc. 8,501 152,678
HubSpot , Inc.
a
246 71,357
IPG Photonics Corp.
a
214 39,795
Jack Henry & Associates, Inc. 355 52,629
Juniper Networks, Inc. 1,939 38,237
Keysight Technologies, Inc.
a
1,102 115,567
KLA Corp. 921 181,603
Leidos Holdings, Inc. 613 50,879
Lumentum Holdings, Inc.
a
302 24,972
Marvell Technology Group Ltd. 3,911 146,702
Maxim Integrated Products, Inc. 1,570 109,350
Microchip Technology, Inc.
b
1,448 152,156
MKS Instruments, Inc. 330 35,769
MongoDB, Inc., Class A
a
291 66,485
Monolithic Power Systems, Inc. 249 79,580
Motorola Solutions, Inc. 1,004 158,692
NetApp, Inc. 1,297 56,925
NortonLifeLock , Inc. 3,585 73,743
Okta , Inc., Class A
a
691 144,993

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 21.8% (continued)
ON Semiconductor Corp.
a
2,401 60,241
Palo Alto Networks, Inc.
a
574 126,963
Paychex, Inc. 1,915 157,509
Paycom Software, Inc.
a
287 104,494
Paylocity Holding Corp.
a
210 38,959
Pegasystems , Inc. 237 27,464
Proofpoint , Inc.
a
263 25,180
PTC, Inc.
a
624 52,341
Qorvo , Inc.
a
684 87,114
RealPage , Inc.
a
451 25,116
RingCentral, Inc., Class A
a,b
458 118,320
Seagate Technology PLC 991 47,390
Skyworks Solutions, Inc. 984 139,029
Slack Technologies, Inc., Class A
a,b
2,336 59,755
Smartsheet , Inc., Class A
a,b
414 20,638
SolarWinds Corp.
a,b
406 8,295
Splunk , Inc.
a
944 186,950
Square, Inc., Class A
a
2,126 329,275
SS&C Technologies Holdings, Inc. 1,313 77,756
Synopsys, Inc.
a
896 191,619
TE Connectivity Ltd. 1,976 191,435
Teradyne, Inc. 974 85,566
Trade Desk, Inc. (The), Class A
a,b
243 137,647
Trimble, Inc.
a
1,492 71,810
Twilio , Inc., Class A
a
779 217,318
Tyler Technologies, Inc.
a
237 91,098
Ubiquiti, Inc.
b
76 14,106
Universal Display Corp. 254 50,371
VeriSign, Inc.
a
605 115,373
VMware, Inc., Class A
a,b
477 61,404
Western Digital Corp. 1,372 51,766
Western Union Co. (The) 2,408 46,811
WEX, Inc.
a
261 33,030
Workday, Inc., Class A
a
979 205,707
Xilinx, Inc. 1,434 170,201
Zebra Technologies Corp., Class A
a
316 89,630
Zendesk , Inc.
a
683 75,772
Zoom Video Communications, Inc., Class A
a
1,039 478,885
Zscaler , Inc.
a
396 53,757
8,585,659
Materials – 5.5%
Albemarle Corp. 636 59,282
Amcor PLC 9,379 97,823
AptarGroup, Inc. 385 43,925
Avery Dennison Corp. 498 68,918
Ball Corp. 1,923 171,147
Berry Global Group, Inc.
a
771 35,952
Celanese Corp., Class A 706 80,138
CF Industries Holdings, Inc. 1,248 34,457
Corteva , Inc. 4,412 145,508
Crown Holdings, Inc.
a
789 67,696
Eastman Chemical Co. 813 65,723
FMC Corp. 773 79,418
Freeport-McMoRan, Inc. 8,651 150,008
International Flavors & Fragrances, Inc.
b
629 64,573
International Paper Co. 2,312 101,150
LyondellBasell Industries NV, Class A 1,324 90,628
Martin Marietta Materials, Inc. 371 98,816
Nucor Corp. 1,771 84,583
Packaging Corp. of America 567 64,916
PPG Industries, Inc. 1,392 180,570
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Materials – 5.5% (continued)
Reliance Steel & Aluminum Co. 383 41,743
Royal Gold, Inc. 393 46,692
RPM International, Inc. 774 65,535
Scotts Miracle-GRO Co. (The) 247 37,063
Southern Copper Corp. 551 28,839
Vulcan Materials Co. 780 112,975
Westlake Chemical Corp. 215 14,538
Westrock Co. 1,516 56,926
2,189,542
Real Estate – 6.3%
Alexandria Real Estate Equities, Inc.
c
744 112,731
American Homes 4 Rent, Class A
c
1,492 42,179
Americold Realty Trust
b,c
1,171 42,425
Apartment Investment & Management Co., Class
A
c
896 28,582
AvalonBay Communities, Inc.
c
719 100,035
Camden Property Trust
c
583 53,776
CBRE Group, Inc., Class A
a
1,997 100,649
CyrusOne , Inc.
c
690 49,025
Douglas Emmett, Inc.
c
857 20,225
Duke Realty Corp.
c
2,167 82,324
Equity LifeStyle Properties, Inc.
c
1,070 63,333
Equity Residential
c
1,727 81,134
Essex Property Trust, Inc.
c
390 79,790
Extra Space Storage, Inc.
c
770 89,282
Federal Realty Investment Trust
c
422 29,025
Gaming and Leisure Properties, Inc.
c
1,255 45,619
Healthpeak Properties, Inc.
c
3,168 85,441
Host Hotels & Resorts, Inc.
c
4,130 43,282
Invitation Homes, Inc.
c
3,474 94,701
Iron Mountain, Inc.
b,c
1,958 51,026
Jones Lang LaSalle, Inc. 311 35,099
Kilroy Realty Corp.
c
381 17,938
Medical Properties Trust, Inc.
c
3,101 55,260
Mid-America Apartment Communities, Inc.
c
682 79,542
National Retail Properties, Inc.
c
1,004 32,138
OMEGA Healthcare Investors, Inc.
c
1,352 38,951
Realty Income Corp.
c
2,025 117,167
Regency Centers Corp.
c
1,016 36,159
Simon Property Group, Inc.
c
1,838 115,445
Sun Communities, Inc.
c
581 79,963
UDR, Inc.
c
1,301 40,643
Ventas, Inc.
c
2,224 87,781
VEREIT, Inc.
c
6,462 40,064
VICI Properties, Inc.
c
3,063 70,296
Vornado Realty Trust
b,c
734 22,556
Welltower , Inc.
c
2,463 132,436
Weyerhaeuser Co.
c
4,394 119,912
WP Carey, Inc.
c
1,029 64,426
2,480,360
Utilities – 5.3%
AES Corp. (The) 3,941 76,849
Alliant Energy Corp. 1,615 89,277
Ameren Corp. 1,455 118,030
American Water Works Co., Inc. 1,125 169,324
Atmos Energy Corp. 562 51,518
Avangrid , Inc. 346 17,072
CenterPoint Energy, Inc. 3,227 68,186
CMS Energy Corp. 1,686 106,774
DTE Energy Co. 1,136 140,205
Edison International 1,908 106,924

a
Non-income producing security.
b
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $1,524,431 and the value of the collateral was $1,612,600, consisting of cash collateral of
$330,606 and U.S. Government & Agency securities valued at $1,281,994.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
e
The rate shown is the 1-day yield as of October 31, 2020.
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 5.3% (continued)
Entergy Corp. 1,173 118,731
Essential Utilities, Inc. 1,108 45,650
Evergy , Inc. 1,308 72,202
Eversource Energy 1,984 173,144
FirstEnergy Corp. 3,218 95,639
NiSource, Inc. 1,606 36,890
NRG Energy, Inc. 1,443 45,628
OGE Energy Corp. 1,186 36,493
PG&E Corp.
a
7,970 76,193
Pinnacle West Capital Corp. 549 44,782
PPL Corp. 4,842 133,155
Public Service Enterprise Group, Inc. 3,144 182,824
UGI Corp. 1,460 47,216
Vistra Energy Corp. 2,676 46,482
2,099,188
Total Common Stocks (cost $31,665,140) 39,359,327
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $130,161) 130,161 130,161
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $330,606) 330,606 330,606
Total Investments (cost $32,125,907) 101.1% 39,820,094
Liabilities, Less Cash and Receivables (1.1)% (424,525)
Net Assets 100.0% 39,395,569
Description
Value
4/9/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 908,972 (778,811) — — 130,161 0.3 22
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 2,792,702 (2,462,096) — — 330,606 0.9 2,457
2
Total — 3,701,674 (3,240,907) — — 460,767 1.2 2,479
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 21.8
Industrials 15.1
Health Care 13.7
Financials 10.5
Consumer Discretionary 10.4
Real Estate 6.3
Materials 5.5
Utilities 5.3
Communication Services 4.7
Consumer Staples 4.1
Energy 2.5
Registered Investment Companies 1.2
101.1
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 3.0%
Cargurus , Inc., Class A
a
1,460 29,098
Iridium Communications, Inc.
a
2,003 52,899
John Wiley & Sons, Inc., Class A 606 18,762
Liberty Latin America Ltd., Class A
a
3,810 37,338
Liberty Latin America Ltd., Class C
a
2,658 25,836
Madison Square Garden Entertainment Corp.
a
326 21,190
Madison Square Garden Sports Corp., Class A
a
295 41,784
Match Group, Inc.
a
4,583 535,203
New York Times Co. (The), Class A 2,644 104,861
Nexstar Media Group, Inc., Class A 830 68,392
Shenandoah Telecommunications Co. 858 37,426
TEGNA, Inc. 3,999 48,108
Telephone & Data Systems, Inc. 1,788 30,396
TripAdvisor, Inc. 1,851 35,373
U.S. Cellular Corp.
a
279 8,124
Vonage Holdings Corp.
a
4,223 44,679
World Wrestling Entertainment, Inc., Class A 851 30,942
Yelp, Inc., Class A
a
1,196 23,525
1,193,936
Consumer Discretionary – 16.0%
Aaron's Holdings Co., Inc. 1,237 64,646
Acushnet Holdings Corp. 626 21,365
Adtalem Global Education, Inc.
a
905 21,213
AutoNation, Inc.
a
1,056 59,907
Boyd Gaming Corp. 1,467 46,533
Brunswick Corp. 1,454 92,634
Caesars Entertainment, Inc.
a
3,461 155,122
Capri Holdings Ltd.
a
2,741 58,164
Carter's, Inc. 741 60,354
Carvana Co., Class A
a,b
992 183,867
Chegg , Inc.
a,b
2,149 157,823
Chewy, Inc., Class A
a,b
1,252 77,123
Choice Hotels International, Inc. 565 49,353
Churchill Downs, Inc. 644 96,053
Columbia Sportswear Co.
b
512 38,190
Cracker Barrel Old Country Store, Inc. 435 49,512
Crocs, Inc.
a
1,237 64,732
Dana, Inc. 2,645 37,004
Deckers Outdoor Corp.
a
513 129,979
Dick's Sporting Goods, Inc. 1,192 67,527
Dorman Products, Inc.
a
530 47,313
Dunkin' Brands Group, Inc. 1,420 141,588
Extended Stay America, Inc. 3,261 37,012
Five Below, Inc.
a
972 129,606
Floor & Decor Holdings, Inc., Class A
a
1,818 132,714
Foot Locker, Inc. 1,913 70,551
Fox Factory Holding Corp.
a
755 63,480
Frontdoor , Inc.
a
1,475 58,439
Gap, Inc. (The) 3,718 72,315
Goodyear Tire & Rubber Co. (The) 4,264 35,306
Graham Holdings Co., Class B 79 30,047
Grand Canyon Education, Inc.
a
821 64,342
Grubhub , Inc.
a
1,684 124,549
H&R Block, Inc. 3,327 57,424
Hanesbrands, Inc. 6,329 101,707
Harley-Davidson, Inc. 2,582 84,896
Helen of Troy Ltd.
a,b
462 87,595
Hilton Grand Vacations, Inc.
a
1,557 32,074
Hyatt Hotels Corp., Class A
b
624 34,407
Installed Building Products, Inc.
a
388 35,130
iRobot Corp.
a,b
491 39,074
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 16.0% (continued)
KB Home 1,592 51,342
Kohl's Corp. 2,570 54,715
L Brands, Inc. 4,223 135,178
LCI Industries 460 50,444
Leggett & Platt, Inc. 2,376 99,150
LGI Homes, Inc.
a,b
400 42,752
Lithia Motors, Inc., Class A 442 101,470
Macy's, Inc.
b
5,674 35,236
Marriott Vacations Worldwide Corp. 720 69,552
Mattel, Inc.
a
6,211 85,525
MDC Holdings, Inc. 923 40,169
Meritage Homes Corp.
a
648 56,434
Monro , Inc. 534 22,460
Murphy USA, Inc.
a
487 59,555
National Vision Holdings, Inc.
a,b
1,469 59,245
Norwegian Cruise Line Holdings Ltd.
a,b
4,746 78,926
Ollie's Bargain Outlet Holdings, Inc.
a
1,033 89,964
Papa John's International, Inc. 575 44,045
Penn National Gaming, Inc.
a
2,512 135,598
Penske Automotive Group, Inc. 605 30,952
Planet Fitness, Inc., Class A
a
1,371 81,259
Polaris, Inc. 1,016 92,314
PVH Corp. 1,289 75,136
Qurate Retail, Inc., Series A 7,097 48,047
Ralph Lauren Corp., Class A 783 52,344
RH
a,b
289 96,881
Shake Shack, Inc., Class A
a,b
651 43,956
Six Flags Entertainment Corp. 1,442 31,176
Skechers USA, Inc., Class A
a
2,448 77,626
Stamps.com, Inc.
a
295 65,856
Steven Madden Ltd. 1,263 30,325
Tapestry, Inc. 4,849 107,793
Taylor Morrison Home Corp., Class A
a
2,379 51,386
Tempur Sealy International, Inc.
a
797 70,933
Terminix Global Holdings, Inc.
a
2,289 107,789
Texas Roadhouse, Inc., Class A 1,194 83,616
Thor Industries, Inc.
b
1,012 85,595
Toll Brothers, Inc. 2,028 85,744
TopBuild Corp.
a
612 93,765
TRI Pointe Group, Inc.
a
2,401 39,448
Under Armour , Inc., Class A
a
3,510 48,578
Under Armour , Inc., Class C
a
3,262 39,894
Urban Outfitters, Inc.
a
1,290 28,819
Visteon Corp.
a
510 45,722
Wendy's Co. (The) 3,273 71,515
Williams-Sonoma, Inc.
b
1,425 129,974
Wingstop , Inc. 532 61,888
Wolverine World Wide, Inc.
b
1,486 39,632
WW International, Inc.
a
745 15,764
Wyndham Destinations, Inc. 1,568 51,164
Wyndham Hotels & Resorts, Inc. 1,584 73,672
YETI Holdings, Inc.
a
1,225 60,613
6,441,606
Consumer Staples – 3.9%
BJ's Wholesale Club Holdings, Inc.
a,b
2,419 92,624
Boston Beer Co., Inc. (The), Class A
a
174 180,817
Cal-Maine Foods, Inc.
a
627 24,045
Central Garden & Pet Co., Class A
a
174 6,779
Central Garden & Pet Co., Class A
a
711 25,162
Coca-Cola Consolidated, Inc. 85 19,461
Darling Ingredients, Inc.
a
3,005 129,215

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Staples – 3.9% (continued)
Edgewell Personal Care Co.
a
938 24,594
Energizer Holdings, Inc. 1,121 44,111
Flowers Foods, Inc. 3,522 83,049
Freshpet , Inc.
a
713 81,639
Grocery Outlet Holding Corp.
a
1,462 64,357
Hain Celestial Group, Inc. (The)
a
1,442 44,342
Ingredion, Inc. 1,148 81,382
J&J Snack Foods Corp. 274 37,146
Lancaster Colony Corp. 363 60,309
National Beverage Corp.
a,b
214 16,754
Nu Skin Enterprises, Inc., Class A 957 47,228
Performance Food Group Co.
a
2,421 81,370
PriceSmart , Inc. 409 28,221
Sanderson Farms, Inc. 351 44,918
Seaboard Corp. 4 13,780
Simply Good Foods Co. (The)
a
1,504 28,275
Spectrum Brands Holdings, Inc. 753 42,823
Sprouts Farmers Market, Inc.
a
2,096 39,929
TreeHouse Foods, Inc.
a
924 35,888
US Foods Holding Corp.
a
4,007 83,746
USANA Health Sciences, Inc.
a
223 16,870
Vector Group Ltd. 2,181 20,043
WD-40 Co. 251 61,088
1,559,965
Energy – 1.8%
Antero Midstream Corp. 5,171 29,630
Apache Corp. 6,481 53,792
Cimarex Energy Co. 1,871 47,467
CNX Resources Corp.
a
3,938 38,199
CVR Energy, Inc. 195 2,147
Delek US Holdings, Inc. 1,308 13,158
Devon Energy Corp. 6,996 62,474
EQT Corp. 4,683 70,901
Equitrans Midstream Corp. 7,387 53,630
Helmerich & Payne, Inc. 1,650 24,535
Murphy Oil Corp. 2,680 20,690
National Oilwell Varco, Inc. 6,694 56,230
Ovintiv , Inc.
b
4,229 38,907
Parsley Energy, Inc., Class A 5,673 56,787
Southwestern Energy Co.
a
10,409 27,792
Targa Resources Corp. 4,238 68,020
World Fuel Services Corp. 1,162 24,460
WPX Energy, Inc.
a
7,489 34,524
723,343
Financials – 14.5%
Affiliated Managers Group, Inc.
b
845 63,688
American Equity Investment Life Holding Co. 1,677 41,623
American National Group, Inc. 167 11,490
Ameris Bancorp 1,256 36,801
Ares Management Corp., Class A 1,657 70,091
Assetmark Financial Holdings, Inc.
a
252 5,330
Associated Banc-Corp. 2,824 38,661
Assured Guaranty Ltd. 1,228 31,351
Athene Holding Ltd., Class A
a
2,155 69,132
Atlantic Union Bankshares Corp. 1,607 40,641
Axis Capital Holdings Ltd. 1,543 65,871
BancorpSouth Bank 1,845 43,192
Bank of Hawaii Corp.
b
619 37,536
Bank OZK 2,215 54,888
BankUnited , Inc. 1,697 42,849
Blackstone Mortgage Trust, Inc., Class A
c
2,679 58,134
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 14.5% (continued)
BOK Financial Corp. 439 25,787
Brighthouse Financial, Inc.
a
1,742 57,660
Cannae Holdings, Inc.
a
1,535 56,764
Capitol Federal Financial, Inc. 1,751 20,102
Cathay General Bancorp 1,574 37,036
CIT Group, Inc. 1,874 55,189
CNO Financial Group, Inc. 2,643 46,913
Cohen & Steers, Inc. 402 22,637
Columbia Banking System, Inc. 1,365 38,780
Comerica, Inc. 2,487 113,183
Community Bank System, Inc. 954 55,323
Cullen/Frost Bankers, Inc. 886 62,259
CVB Financial Corp. 1,892 33,110
East West Bancorp, Inc. 2,322 84,707
Eaton Vance Corp. 2,087 124,782
eHealth, Inc.
a
433 29,059
Enstar Group Ltd.
a
233 40,046
Essent Group Ltd. 2,027 80,776
Evercore , Inc., Class A 740 58,860
Federated Hermes, Inc., Class B 1,757 41,992
First American Financial Corp. 1,964 87,575
First Citizens BancShares , Inc., Class A 145 67,092
First Financial Bancorp 2,110 30,173
First Financial Bankshares , Inc. 2,594 77,327
First Hawaiian, Inc. 2,711 46,792
First Horizon National Corp. 10,137 105,526
First Merchants Corp. 1,195 31,202
First Midwest Bancorp, Inc. 1,459 18,310
FirstCash , Inc. 572 29,767
FNB Corp. 5,675 42,903
Fulton Financial Corp. 1,887 20,738
Genworth Financial, Inc., Class A
a
8,550 33,602
Glacier Bancorp, Inc. 1,738 62,220
Hamilton Lane, Inc., Class A 546 38,056
Hancock Whitney Corp. 1,711 39,131
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
b,c
1,346 56,330
Hanover Insurance Group, Inc. (The) 670 64,092
Hilltop Holdings, Inc. 1,273 29,037
Home Bancshares, Inc. 2,817 46,762
Houlihan Lokey , Inc., Class A 853 53,483
Independent Bank Corp. 458 26,239
Interactive Brokers Group, Inc., Class A 1,406 66,883
International Bancshares Corp. 1,068 29,562
Invesco Ltd. 6,447 84,520
Investors Bancorp, Inc. 4,862 41,133
Janus Henderson Group PLC
b
2,815 68,405
Jefferies Financial Group, Inc. 4,103 80,050
Kemper Corp. 1,104 68,073
Kinsale Capital Group, Inc. 379 71,051
LendingTree , Inc.
a,b
141 45,626
LPL Financial Holdings, Inc. 1,323 105,747
Mercury General Corp. 496 20,192
MGIC Investment Corp. 6,219 62,563
Moelis & Co., Class A 992 36,902
National General Holdings Corp. 1,207 41,002
Navient Corp. 3,285 26,313
New Residential Investment Corp.
c
7,184 53,880
Old National Bancorp 3,237 45,253
Old Republic International Corp. 4,531 73,765
OneMain Holdings, Inc., Class A 1,379 48,113
PacWest Bancorp 2,356 45,329

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 14.5% (continued)
PennyMac Financial Services, Inc. 772 39,233
Pinnacle Financial Partners, Inc. 1,380 63,190
Popular, Inc. 1,337 56,421
Primerica, Inc. 668 73,640
Prosperity Bancshares, Inc. 1,701 93,742
Radian Group, Inc. 3,580 64,261
Renasant Corp. 1,197 34,127
RLI Corp. 713 61,817
Santander Consumer USA Holdings, Inc. 1,068 21,723
Selective Insurance Group, Inc. 1,094 56,954
ServisFirst Bancshares, Inc. 847 31,254
Simmons First National Corp., Class A 1,798 30,548
SLM Corp. 6,760 62,124
South State Corp. 1,307 80,250
Starwood Property Trust, Inc.
c
5,135 71,736
Sterling Bancorp 3,574 47,820
Stifel Financial Corp. 1,255 73,367
Synovus Financial Corp. 2,717 70,642
TCF Financial Corp. 2,436 66,284
TFS Financial Corp. 1,378 21,648
Tradeweb Markets, Inc., Class A 1,592 86,732
Trustmark Corp. 1,397 32,676
UMB Financial Corp. 812 49,426
Umpqua Holdings Corp. 4,553 57,186
United Bankshares , Inc. 2,446 64,159
United Community Banks, Inc. 1,768 37,022
Unum Group 3,696 65,271
Valley National Bancorp 7,178 54,840
Virtu Financial, Inc., Class A 1,388 29,675
Washington Federal, Inc. 859 18,288
Webster Financial Corp. 1,711 55,111
WesBanco , Inc. 1,437 34,905
Westamerica BanCorp 593 31,055
Western Alliance Bancorp 1,791 73,789
White Mountains Insurance Group Ltd. 54 49,050
Wintrust Financial Corp. 1,054 51,888
WSFS Financial Corp. 1,026 32,514
5,861,330
Health Care – 13.4%
1life Healthcare, Inc.
a,b
1,178 33,231
Acadia Healthcare Co., Inc.
a
1,629 58,074
Acceleron Pharma, Inc.
a
915 95,691
Adaptive Biotechnologies Corp.
a
1,442 66,447
Agios Pharmaceuticals, Inc.
a
1,005 40,270
Alkermes PLC
a
2,907 47,239
Allakos , Inc.
a,b
483 45,948
Allogene Therapeutics, Inc.
a
1,178 39,958
Amedisys , Inc.
a
593 153,587
Amicus Therapeutics, Inc.
a
4,717 84,104
AMN Healthcare Services, Inc.
a
861 56,206
Apellis Pharmaceuticals, Inc.
a
1,000 31,900
Arena Pharmaceuticals, Inc.
a
1,022 87,606
Arrowhead Pharmaceuticals, Inc.
a
1,816 104,057
Arvinas , Inc.
a
415 8,678
AtriCure , Inc.
a
660 22,810
Avanos Medical, Inc.
a
875 30,931
Axsome Therapeutics, Inc.
a,b
432 28,646
Biohaven Pharmaceutical Holding Co Ltd.
a
883 68,397
Bluebird Bio, Inc.
a
1,185 61,276
Blueprint Medicines Corp.
a
990 101,257
Bridgebio Pharma, Inc.
a,b
1,368 52,504
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.4% (continued)
Cantel Medical Corp. 680 32,531
Change Healthcare, Inc.
a
3,992 56,487
ChemoCentryx , Inc.
a
874 41,952
CONMED Corp. 523 40,778
CRISPR Therapeutics AG
a,b
1,036 95,126
Deciphera Pharmaceuticals, Inc.
a,b
693 40,243
Eidos Therapeutics, Inc.
a
196 13,900
Emergent BioSolutions , Inc.
a
816 73,416
Ensign Group, Inc. (The) 924 54,368
Envista Holdings Corp.
a
2,917 77,067
Fate Therapeutics, Inc.
a
1,289 57,232
FibroGen , Inc.
a
1,467 56,303
Glaukos Corp.
a,b
765 42,779
Global Blood Therapeutics, Inc.
a
1,033 54,625
Globus Medical, Inc., Class A
a
1,388 72,343
Halozyme Therapeutics, Inc.
a
2,236 62,608
HealthEquity , Inc.
a
1,365 70,284
HMS Holdings Corp.
a
1,567 41,714
ICU Medical, Inc.
a
342 60,804
Inovio Pharmaceuticals, Inc.
a,b
2,466 24,290
Insmed , Inc.
a,b
1,849 60,906
Inspire Medical Systems, Inc.
a
437 52,191
Integer Holdings Corp.
a
581 33,959
Integra LifeSciences Holdings Corp.
a
1,180 52,038
Invitae Corp.
a,b
2,288 89,712
Iovance Biotherapeutics , Inc.
a
2,406 85,846
iRhythm Technologies, Inc.
a
495 104,668
Karuna Therapeutics, Inc.
a
285 23,139
Kodiak Sciences, Inc.
a,b
455 41,319
LHC Group, Inc.
a
544 117,803
Ligand Pharmaceuticals, Inc.
a,b
295 24,323
LivaNova PLC
a
836 42,084
Medpace Holdings, Inc.
a
493 54,693
Merit Medical Systems, Inc.
a
829 41,491
Mirati Therapeutics, Inc.
a
769 166,981
MyoKardia , Inc.
a
964 215,483
Natera , Inc.
a
1,340 90,128
Nektar Therapeutics, Class A
a
3,164 50,118
Neogen Corp.
a
969 67,578
NeoGenomics , Inc.
a
2,002 78,538
Nevro Corp.
a
619 92,361
NuVasive , Inc.
a
915 40,653
Omnicell , Inc.
a
761 65,865
Option Care Health, Inc.
a
834 11,117
Pacira BioSciences , Inc.
a
771 40,323
Patterson Cos., Inc.
b
1,579 39,278
Premier, Inc., Class A 1,123 36,756
Prestige Consumer Healthcare, Inc.
a
830 27,415
Progyny , Inc.
a
528 12,867
PTC Therapeutics, Inc.
a
1,190 62,106
Quidel Corp.
a,b
691 185,388
Reata Pharmaceuticals, Inc., Class A
a,b
373 43,533
REVOLUTION Medicines, Inc.
a
646 19,503
Sage Therapeutics, Inc.
a
961 70,518
Schrodinger, Inc.
a
548 26,731
Select Medical Holdings Corp.
a
1,968 41,289
STAAR Surgical Co.
a
767 55,608
Syneos Health, Inc., Class A
a
1,225 65,023
Tandem Diabetes Care, Inc.
a
1,045 113,905
Tenet Healthcare Corp.
a
1,916 47,019
Theravance Biopharma Inc
a
632 11,951
Tricida , Inc.
a
621 3,496

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.4% (continued)
Turning Point Therapeutics, Inc.
a
722 66,561
Ultragenyx Pharmaceutical, Inc.
a,b
1,026 103,113
United Therapeutics Corp.
a
807 108,324
Viela Bio, Inc.
a,b
288 9,190
Wright Medical Group NV
a,b
2,310 70,663
Xencor , Inc.
a
1,031 39,570
Zogenix , Inc.
a,b
1,007 21,469
5,412,260
Industrials – 14.6%
AAON, Inc.
b
744 43,457
ABM Industries, Inc. 1,221 42,393
Acuity Brands, Inc.
b
726 64,716
ADT, Inc. 1,932 12,732
Advanced Drainage Systems, Inc. 958 60,766
Aerojet Rocketdyne Holdings, Inc.
a
1,196 38,774
AGCO Corp. 1,143 88,045
Air Lease Corp., Class A 1,935 52,709
Alaska Air Group, Inc. 2,197 83,244
Albany International Corp., Class A 563 28,679
Allison Transmission Holdings, Inc. 1,986 71,794
Altra Industrial Motion Corp. 1,186 50,713
Applied Industrial Technologies, Inc. 709 43,284
Arcosa , Inc. 778 35,920
Armstrong World Industries, Inc. 840 50,316
ASGN, Inc.
a
963 64,213
Axon Enterprise, Inc.
a
1,135 112,251
Barnes Group, Inc. 816 29,947
Beacon Roofing Supply, Inc.
a
1,260 38,682
Brady Corp., Class A 720 27,158
Brink's Co. (The) 828 35,463
Builders FirstSource , Inc.
a
2,134 64,660
BWX Technologies, Inc. 1,672 91,977
Casella Waste Systems, Inc., Class A
a
814 43,948
Cimpress PLC
a
399 29,287
Clean Harbors, Inc.
a
937 49,633
Colfax Corp.
a,b
1,752 47,637
CoreLogic , Inc. 1,455 111,933
Crane Co. 878 44,559
Curtiss-Wright Corp. 704 59,389
EMCOR Group, Inc. 948 64,644
EnerSys 777 55,633
ESCO Technologies, Inc. 478 40,004
Evoqua Water Technologies Corp.
a
1,490 34,166
Exponent, Inc. 890 61,935
Federal Signal Corp. 1,104 31,663
Flowserve Corp.
b
2,154 62,724
Fluor Corp. 2,417 27,433
Franklin Electric Co., Inc. 701 41,871
FTI Consulting, Inc.
a
605 59,568
Gates Industrial Corp. PLC
a
853 9,468
GATX Corp. 618 42,197
GrafTech International Ltd. 745 5,029
HD Supply Holdings, Inc.
a
2,864 114,159
Healthcare Services Group, Inc. 1,116 25,534
Heartland Express, Inc. 768 14,062
Hillenbrand, Inc. 1,367 39,985
IAA, Inc.
a
2,454 138,872
Insperity , Inc. 669 51,232
ITT, Inc. 1,613 97,603
JetBlue Airways Corp.
a
4,787 57,300
John Bean Technologies Corp. 581 48,787
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 14.6% (continued)
KAR Auction Services, Inc. 2,366 34,449
Kennametal, Inc. 1,520 47,120
Korn Ferry 1,009 30,462
Kratos Defense & Security Solutions, Inc.
a
2,062 38,951
Landstar System, Inc. 703 87,664
Lincoln Electric Holdings, Inc. 1,034 105,282
Macquarie Infrastructure Corp. 1,430 36,894
ManpowerGroup , Inc. 957 64,952
MasTec , Inc.
a,b
1,002 49,739
Mercury Systems, Inc.
a
983 67,709
Meritor, Inc.
a
1,325 32,251
Middleby Corp. (The)
a
996 99,142
Moog, Inc., Class A 553 34,502
MSA Safety, Inc. 655 86,408
MSC Industrial Direct Co., Inc., Class A 787 54,822
Mueller Industries, Inc. 1,040 30,087
Mueller Water Products, Inc., Class A 2,891 29,951
Navistar International Corp.
a
1,091 47,033
nVent Electric PLC 2,863 51,677
Oshkosh Corp. 1,120 75,443
Owens Corning 1,874 122,691
Parsons Corp.
a,b
350 11,032
Proto Labs, Inc.
a
488 57,623
Quanta Services, Inc. 2,477 154,639
RBC Bearings, Inc.
a
417 49,644
Regal Beloit Corp. 743 73,297
Rexnord Corp. 2,197 70,480
Ryder System, Inc. 984 48,472
Saia, Inc.
a
477 70,434
Schneider National, Inc., Class B 621 13,699
Simpson Manufacturing Co., Inc. 726 64,411
SiteOne Landscape Supply, Inc.
a
801 95,711
SkyWest, Inc. 919 26,679
Spirit AeroSystems Holdings, Inc., Class A 1,891 34,397
SPX Corp.
a
816 34,590
Stericycle, Inc.
a
1,675 104,353
Sunrun , Inc.
a,b
2,706 140,766
Tetra Tech, Inc. 991 100,002
Timken Co. (The) 1,238 73,909
Trex Co., Inc.
a,b
2,122 147,564
TriNet Group, Inc.
a
787 54,240
Trinity Industries, Inc.
b
1,732 32,631
Triton International Ltd. 1,182 43,592
UFP Industries, Inc. 1,120 55,899
UniFirst Corp. 280 45,867
Univar Solutions, Inc.
a
2,941 48,791
Valmont Industries, Inc. 374 53,089
Virgin Galactic Holdings, Inc.
a,b
2,192 38,185
Watts Water Technologies, Inc., Class A 504 55,828
Werner Enterprises, Inc. 1,048 39,845
Woodward, Inc.
b
1,030 81,937
5,890,983
Information Technology – 17.3%
8x8, Inc.
a
1,670 28,858
Acacia Communications, Inc.
a,b
663 44,912
ACI Worldwide, Inc.
a
2,029 59,186
Advanced Energy Industries, Inc.
a
701 47,296
Alarm.com Holdings, Inc.
a,b
776 45,264
Alliance Data Systems Corp. 832 42,881
Alteryx , Inc., Class A
a,b
938 117,578
Ambarella , Inc.
a
594 32,474

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 17.3% (continued)
Amkor Technology, Inc.
a
1,943 23,025
Appfolio , Inc., Class A
a
274 39,146
Arrow Electronics, Inc.
a
1,432 111,538
Avnet, Inc. 1,763 43,493
Badger Meter, Inc. 533 39,090
Belden, Inc. 758 23,407
Bill.com Holdings, Inc.
a
1,009 100,900
Blackbaud , Inc. 909 44,850
Blackline, Inc.
a
888 86,740
Bottomline Technologies DE, Inc.
a
695 27,605
Box, Inc., Class A
a
2,613 40,502
Brooks Automation, Inc. 1,350 63,045
CDK Global, Inc. 2,167 93,398
Cirrus Logic, Inc.
a
1,029 70,867
Cloudera, Inc.
a,b
3,900 37,908
Cloudflare , Inc., Class A
a
2,535 131,744
CMC Materials, Inc. 532 75,645
Coherent, Inc.
a
420 52,559
CommScope Holding Co, Inc.
a
3,167 28,186
CommVault Systems, Inc.
a
778 30,801
Cornerstone OnDemand , Inc.
a
1,053 40,003
Cree, Inc.
a,b
1,981 125,992
CSG Systems International, Inc. 583 22,084
Datadog , Inc., Class A
a
3,095 280,871
Diodes, Inc.
a
734 42,447
Dolby Laboratories, Inc., Class A 1,180 88,594
Dropbox, Inc., Class A
a
5,052 92,250
DXC Technology Co. 4,615 85,008
EchoStar Corp., Class A
a
962 22,280
Elastic NV
a
1,022 103,641
Enphase Energy, Inc.
a
2,210 216,779
Envestnet , Inc.
a
979 75,128
Euronet Worldwide, Inc.
a
871 77,380
Everbridge , Inc.
a,b
616 64,489
EVERTEC, Inc. 1,093 36,375
ExlService Holdings, Inc.
a
629 47,640
Fabrinet
a
583 34,992
FireEye, Inc.
a,b
4,075 56,398
First Solar, Inc.
a
1,486 129,349
Five9, Inc.
a
1,136 172,354
Flex Ltd.
a
8,829 124,930
FormFactor , Inc.
a
1,279 36,260
II-VI, Inc.
a,b
1,775 80,709
Inphi Corp.
a
911 127,321
Insight Enterprises, Inc.
a
647 34,517
InterDigital , Inc. 564 31,573
Itron , Inc.
a
690 46,886
J2 Global, Inc.
a,b
779 52,879
Jabil, Inc. 2,516 83,380
KBR, Inc. 2,605 58,065
Lattice Semiconductor Corp.
a
2,465 86,029
Littelfuse , Inc. 445 88,083
LivePerson , Inc.
a,b
1,128 60,303
LiveRamp Holdings, Inc.
a
1,201 79,374
MACOM Technology Solutions Holdings, Inc.
a
734 26,791
Manhattan Associates, Inc.
a
1,164 99,522
ManTech International Corp., Class A 470 30,494
MAXIMUS, Inc. 1,128 76,230
Medallia , Inc.
a,b
1,318 37,497
Mimecast Ltd.
a
1,026 39,203
National Instruments Corp. 2,302 72,007
NCR Corp.
a
2,341 47,569
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 17.3% (continued)
NetScout Systems, Inc.
a
1,072 21,997
New Relic, Inc.
a
931 56,474
Novanta , Inc.
a
643 69,907
Nuance Communications, Inc.
a
5,156 164,528
Nutanix , Inc., Class A
a
3,181 77,426
Onto Innovation, Inc.
a
795 25,496
PagerDuty , Inc.
a
933 25,284
Perspecta , Inc. 2,503 44,879
Ping Identity Holding Corp.
a,b
640 17,722
Plexus Corp.
a
535 37,204
Pluralsight , Inc., Class A
a
1,811 28,433
Power Integrations, Inc. 1,094 65,870
Progress Software Corp. 755 27,459
Pure Storage, Inc., Class A
a
4,246 68,361
Q2 Holdings, Inc.
a,b
895 81,660
Qualys , Inc.
a
592 52,007
Rapid7, Inc.
a
857 53,074
Rogers Corp.
a
342 41,457
Sailpoint Technologies Holdings, Inc.
a
1,569 65,129
Sanmina Corp.
a
1,167 28,521
Science Applications International Corp. 998 76,217
Semtech Corp.
a
1,195 65,594
Silicon Laboratories, Inc.
a
799 81,866
SolarEdge Technologies, Inc.
a
908 233,983
SPS Commerce, Inc.
a
640 54,778
SVMK, Inc.
a
1,943 40,667
Synaptics , Inc.
a,b
629 48,225
SYNNEX Corp. 749 98,598
Tenable Holdings, Inc.
a
1,154 39,363
Teradata Corp.
a
1,992 36,593
TTEC Holdings, Inc. 324 17,749
Varonis Systems, Inc.
a
575 66,453
Verint Systems, Inc.
a
1,179 57,205
ViaSat , Inc.
a
1,143 38,748
Viavi Solutions, Inc.
a
3,886 47,992
Vishay Intertechnology , Inc. 2,340 37,955
Xerox Holdings Corp. 3,324 57,771
6,969,219
Materials – 4.8%
Alcoa Corp.
a
3,407 44,018
Ashland Global Holdings, Inc. 1,107 77,235
Avient Corp. 1,674 52,011
Axalta Coating Systems Ltd.
a
3,553 89,216
Balchem Corp. 572 57,171
Cabot Corp. 1,036 39,378
Chemours Co. (The) 3,006 60,541
Cleveland-Cliffs, Inc.
b
7,297 60,419
Commercial Metals Co. 2,180 45,017
Compass Minerals International, Inc. 621 37,496
Eagle Materials, Inc. 762 64,961
Element Solutions, Inc.
a
4,015 47,056
Graphic Packaging Holding Co. 5,125 68,111
Greif, Inc., Class A 446 18,103
HB Fuller Co. 942 42,626
Huntsman Corp. 3,603 87,517
Ingevity Corp.
a
756 41,489
Innospec , Inc. 305 20,173
Louisiana-Pacific Corp. 2,063 58,961
Minerals Technologies, Inc. 626 34,236
Mosaic Co. (The) 6,345 117,383
NewMarket Corp. 116 41,492

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Materials – 4.8% (continued)
Olin Corp. 2,380 39,389
PQ Group Holdings, Inc.
a
700 8,092
Quaker Chemical Corp.
b
237 45,217
Sealed Air Corp. 2,833 112,158
Sensient Technologies Corp. 776 50,774
Silgan Holdings, Inc. 1,421 48,953
Sonoco Products Co. 1,645 80,424
Steel Dynamics, Inc. 3,432 108,039
Stepan Co. 367 42,734
Summit Materials, Inc., Class A
a
2,007 35,504
Valvoline, Inc. 3,396 66,799
Worthington Industries, Inc. 671 33,020
WR Grace & Co. 1,020 44,360
1,920,073
Real Estate – 7.6%
Agree Realty Corp.
c
978 60,705
Alexander's, Inc.
c
67 16,294
American Assets Trust, Inc.
c
1,030 21,558
American Campus Communities, Inc.
c
2,368 88,705
Apple Hospitality REIT, Inc.
c
3,843 38,046
Brandywine Realty Trust
c
3,340 29,258
Brixmor Property Group, Inc.
c
4,991 54,701
CareTrust REIT, Inc.
c
1,826 31,225
Columbia Property Trust, Inc.
c
1,566 16,568
CoreCivic , Inc.
c
1,949 12,493
CoreSite Realty Corp.
c
750 89,520
Corporate Office Properties Trust
c
1,986 44,546
Cousins Properties, Inc.
c
2,378 60,591
CubeSmart
c
3,525 119,603
Cushman & Wakefield PLC
a
1,976 23,159
Easterly Government Properties, Inc.
c
1,458 30,472
EastGroup Properties, Inc.
c
714 95,019
Empire State Realty Trust, Inc., Class A
c
2,472 13,299
Equity Commonwealth
c
2,132 56,327
First Industrial Realty Trust, Inc.
c
2,331 92,797
Four Corners Property Trust, Inc.
c
1,286 32,587
GEO Group, Inc. (The)
b,c
2,025 17,942
Healthcare Realty Trust, Inc.
c
2,518 70,000
Healthcare Trust of America, Inc., Class A
c
3,720 90,396
Highwoods Properties, Inc.
c
1,794 53,407
Howard Hughes Corp. (The)
a
809 50,312
Hudson Pacific Properties, Inc.
c
2,540 48,920
JBG SMITH Properties
c
1,923 44,902
Kennedy-Wilson Holdings, Inc. 2,496 32,897
Kimco Realty Corp.
c
7,194 73,810
Lamar Advertising Co., Class A
c
1,444 89,470
Lexington Realty Trust, Class B
c
5,075 50,395
Life Storage, Inc.
c
859 98,055
National Health Investors, Inc.
c
851 47,699
National Storage Affiliates Trust
b,c
1,226 41,549
Outfront Media, Inc.
c
2,643 34,650
Paramount Group, Inc.
c
2,957 17,092
Park Hotels & Resorts, Inc.
b,c
4,407 43,762
Pebblebrook Hotel Trust
c
2,394 28,680
Physicians Realty Trust
b,c
3,704 62,449
PotlatchDeltic Corp.
c
1,227 50,982
PS Business Parks, Inc.
c
392 44,700
QTS Realty Trust, Inc., Class A
c
1,100 67,661
Rayonier, Inc.
c
2,537 64,389
Redfin Corp.
a
1,692 70,675
Rexford Industrial Realty, Inc.
c
2,239 104,024
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 7.6% (continued)
RLJ Lodging Trust
c
3,034 24,818
Ryman Hospitality Properties, Inc.
c
1,007 40,129
Sabra Health Care REIT, Inc.
c
3,767 49,574
Safehold , Inc.
b,c
256 17,618
SL Green Realty Corp.
b,c
1,174 50,259
Spirit Realty Capital, Inc.
c
1,882 56,554
STAG Industrial, Inc.
c
2,725 84,802
STORE Capital Corp.
c
4,052 104,136
Sunstone Hotel Investors, Inc.
c
3,794 28,152
Taubman Centers, Inc.
c
1,083 36,194
Terreno Realty Corp.
c
1,239 69,731
Washington Real Estate Investment Trust
c
1,445 25,259
Weingarten Realty Investors
c
2,207 35,003
3,048,520
Utilities – 3.0%
ALLETE, Inc. 815 42,038
American States Water Co. 883 65,951
Avista Corp. 944 31,360
Black Hills Corp. 930 52,694
California Water Service Group 1,190 53,038
Clearway Energy, Inc., Class A 659 17,272
Clearway Energy, Inc., Class C 1,453 40,917
Hawaiian Electric Industries, Inc. 1,543 50,981
IDACORP, Inc. 1,111 97,468
MDU Resources Group, Inc. 3,648 86,676
MGE Energy, Inc. 913 59,363
National Fuel Gas Co.
b
1,695 67,732
New Jersey Resources Corp. 2,122 61,920
Northwest Natural Holding Co. 357 15,865
NorthWestern Corp. 1,172 61,096
ONE Gas, Inc. 731 50,468
Ormat Technologies, Inc.
b
647 45,853
Otter Tail Corp. 360 13,806
PNM Resources, Inc. 1,615 80,750
Portland General Electric Co. 1,229 48,300
SJW Group 641 38,902
South Jersey Industries, Inc.
b
2,139 41,219
Southwest Gas Holdings, Inc. 898 59,017
Spire, Inc. 680 38,107
1,220,793
Total Common Stocks (cost $31,652,810) 40,242,028
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $53,434) 53,434 53,434
Investment of Cash Collateral for Securities Loaned – 1.7%
Registered Investment Companies – 1.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $696,717) 696,717 696,717
Total Investments (cost $32,402,961) 101.7% 40,992,179
Liabilities, Less Cash and Receivables (1.7)% (689,986)
Net Assets 100.0% 40,302,193
REIT—Real Estate Investment Trust

a
Non-income producing security.
b
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $4,517,618 and the value of the collateral was $4,699,977, consisting of cash collateral of
$696,717 and U.S. Government & Agency securities valued at $4,003,260.
c
Investment in a real estate investment trust.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
e
The rate shown is the 1-day yield as of October 31, 2020.
See Notes to Financial Statements
Description
Value
4/9/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,260,941 (1,207,507) — — 53,434 0.1 26
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 5,550,315 (4,853,598) — — 696,717 1.7 11,001
2
Total — 6,811,256 (6,061,105) — — 750,151 1.8 11,027
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 17.3
Consumer Discretionary 16.0
Industrials 14.6
Financials 14.5
Health Care 13.4
Real Estate 7.6
Materials 4.8
Consumer Staples 3.9
Utilities 3.0
Communication Services 3.0
Registered Investment Companies 1.8
Energy 1.8
101.7
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.8%
Australia – 6.8%
AGL Energy Ltd. 1,460 12,796
APA Group 2,760 20,332
Aristocrat Leisure Ltd. 1,489 29,937
ASX Ltd. 452 25,276
Aurizon Holdings Ltd. 5,267 13,944
Australia & New Zealand Banking Group Ltd. 6,683 88,278
BHP Group Ltd. 6,959 165,081
BHP Group PLC 4,900 94,415
Brambles Ltd. 3,705 24,952
Cochlear Ltd. 150 22,350
Coles Group Ltd. 2,789 34,765
Commonwealth Bank of Australia 4,186 202,892
CSL Ltd. 1,058 213,651
Dexus
a
2,405 14,542
Fortescue Metals Group Ltd. 3,975 48,487
Glencore PLC
b
25,314 51,028
Goodman Group
a
3,718 48,042
Insurance Australia Group Ltd. 5,409 18,119
Macquarie Group Ltd. 808 71,920
Mirvac Group
a
8,784 13,016
National Australia Bank Ltd. 7,376 96,344
Newcrest Mining Ltd. 1,990 40,862
Origin Energy Ltd. 9,603 26,975
QBE Insurance Group Ltd. 3,353 19,426
Ramsay Health Care Ltd. 424 18,565
REA Group Ltd. 108 8,970
Rio Tinto Ltd. 859 55,757
Rio Tinto PLC 2,405 135,488
Santos Ltd. 3,911 12,991
Scentre Group
a
12,431 18,332
Sonic Healthcare Ltd. 1,067 26,091
South32 Ltd. 11,406 16,260
Suncorp Group Ltd. 2,793 16,103
Sydney Airport 3,853 14,746
Telstra Corp. Ltd. 9,713 18,280
Transurban Group 6,380 60,306
Wesfarmers Ltd. 2,619 84,529
Westpac Banking Corp. 8,468 106,505
Woodside Petroleum Ltd. 2,325 28,605
Woolworths Group Ltd. 3,032 81,251
2,100,209
Austria – 0.2%
Erste Group Bank AG
b
668 13,679
OMV AG 1,394 31,989
Raiffeisen Bank International AG
b
300 4,312
Telekom Austria AG, Class A 176 1,185
Verbund AG, Class A 151 8,686
59,851
Belgium – 0.9%
Ageas 418 16,823
Anheuser-Busch InBev SA/NV 1,953 101,372
Elia Group SA 72 6,969
Etablissements Franz Colruyt NV 119 7,044
Groupe Bruxelles Lambert SA 231 18,911
KBC Group NV 823 40,580
Proximus SADP 505 9,821
Sofina SA 41 10,650
Solvay SA 162 13,153
UCB SA 294 29,007
Umicore SA 468 18,012
272,342
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Brazil – 0.2%
Wheaton Precious Metals Corp. 1,038 47,597
Yara International ASA 391 13,601
61,198
Canada – 8.5%
Agnico Eagle Mines Ltd. 558 44,139
Alimentation Couche-Tard, Inc., Class A 147 4,548
Alimentation Couche-Tard, Inc., Class B 2,015 62,006
Bank of Montreal 1,479 87,996
Bank of Nova Scotia (The) 2,807 116,524
Barrick Gold Corp. 4,102 109,584
BCE, Inc. 662 26,582
Brookfield Asset Management, Inc., Class A 3,228 95,846
Canadian Imperial Bank of Commerce 1,031 76,845
Canadian National Railway Co. 1,655 164,277
Canadian Natural Resources Ltd. 2,949 46,888
Canadian Pacific Railway Ltd. 318 94,955
CGI, Inc., Class A
b
558 34,597
Constellation Software, Inc. 44 46,153
Enbridge, Inc. 4,867 133,999
Fortis, Inc., Class Common Subscription Receipt 1,072 42,314
Franco-Nevada Corp. 437 59,515
George Weston Ltd. 158 11,071
Great-West Lifeco , Inc., Class Common
Subscription Receipt 598 12,177
Hydro One Ltd.
c
800 17,466
Imperial Oil Ltd. 1,715 22,792
Intact Financial Corp., Class Common
Subscription Receipt 317 32,719
Kirkland Lake Gold Ltd. 700 31,867
Loblaw Cos. Ltd. 388 19,299
Magna International, Inc. 632 32,246
Manulife Financial Corp., Class Common
Subscription Receipt 4,516 61,168
Metro, Inc., Class A 600 27,967
National Bank of Canada 842 40,378
Nutrien Ltd. 1,329 53,983
Open Text Corp. 600 22,027
Pembina Pipeline Corp. 2,064 43,173
Power Corp. of Canada 1,500 28,541
Restaurant Brands International, Inc. 695 36,086
Rogers Communications, Inc., Class B 827 33,567
Royal Bank of Canada 3,396 237,276
Saputo, Inc. 525 12,769
Shopify, Inc., Class A
b
246 226,606
Sun Life Financial, Inc. 1,364 54,228
TC Energy Corp. 2,157 84,834
TELUS Corp. 932 15,923
Thomson Reuters Corp. 478 37,133
Topicus.com, Inc.
b
81 0
Toronto-Dominion Bank (The) 4,195 184,934
2,626,998
Chile – 0.0%
Antofagasta PLC
d
766 10,197
China – 0.4%
Prosus NV
b
974 97,323
Wilmar International Ltd. 7,300 21,598
118,921
Denmark – 2.3%
AP Moller - Maersk A/S, Class A 8 11,803
AP Moller - Maersk A/S, Class B 16 25,559

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Denmark – 2.3% (continued)
Carlsberg A/S, Class B 246 31,138
Chr Hansen Holding A/S 243 24,477
Coloplast A/S, Class B 271 39,551
Danske Bank A/S
b
1,598 21,242
DSV Panalpina A/S 474 76,757
Genmab A/S
b
151 50,298
Novo Nordisk A/S, Class B 3,779 242,741
Novozymes A/S, Class B 499 29,988
Orsted A/ S
c
388 61,586
Vestas Wind Systems A/S 460 78,521
693,661
Finland – 1.2%
Elisa OYJ 350 17,221
Fortum OYJ 967 18,192
Kone OYJ, Class B 934 74,352
Neste OYJ 999 51,993
Nokia OYJ
b
13,030 44,016
Nordea Bank Abp
b
7,474 55,989
Sampo OYJ, Class A 1,143 43,138
Stora ENSO OYJ, Class A 166 2,543
Stora ENSO OYJ, Class R 1,360 19,842
UPM- Kymmene OYJ 1,234 34,872
362,158
France – 9.2%
Adevinta ASA, Class B
b
502 7,746
Air Liquide SA 1,110 162,269
Airbus SE
b
1,437 104,769
Amundi SA
b,c
134 8,788
AXA SA 4,481 72,032
bioMerieux 113 16,822
BNP Paribas SA
b
2,641 91,845
Bouygues SA 585 19,182
Capgemini SE 365 42,151
Carrefour SA 1,368 21,289
CIE de Saint- Gobain
b
1,267 49,441
CIE Generale des Etablissements Michelin SCA 417 44,999
Credit Agricole SA
b
2,954 23,337
Danone SA 1,485 81,993
Dassault Systemes SE 317 54,115
Electricite de France SA 1,016 11,797
Engie SA
b
4,242 51,315
EssilorLuxottica SA
b
671 83,007
Gecina SA
a
122 15,149
Hermes International 80 74,457
Kering SA 172 103,884
Legrand SA 613 45,328
L'Oreal SA 578 186,971
LVMH Moet Hennessy Louis Vuitton SE 633 296,636
Orange SA 4,589 51,477
Pernod Ricard SA 502 80,930
Peugeot SA
b
1,331 23,923
Safran SA
b
775 81,718
Sanofi 2,682 241,714
Sartorius Stedim Biotech 56 21,239
Schneider Electric SE 1,308 158,761
Societe Generale SA
b
2,401 32,555
Sodexo SA 189 12,131
Teleperformance 136 40,825
Thales SA 277 18,030
Total SE 6,293 189,271
Veolia Environnement SA 1,311 24,419
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
France – 9.2% (continued)
Vinci SA 1,191 94,089
Vivendi SA 1,864 53,826
Worldline SA
b,c
489 36,250
2,830,480
Germany – 7.3%
Adidas AG
b
425 126,241
Allianz SE 1,045 183,880
BASF SE 2,144 117,554
Bayerische Motoren Werke AG 745 50,923
Beiersdorf AG 229 23,981
Continental AG 252 26,795
Daimler AG 2,051 106,076
Delivery Hero SE
b,c
321 36,936
Deutsche Bank AG
b
5,061 46,579
Deutsche Boerse AG 439 64,611
Deutsche Post AG 2,638 116,892
Deutsche Telekom AG 7,466 113,667
Deutsche Wohnen SE 834 42,094
E.ON SE 5,069 52,858
Evonik Industries AG 372 8,957
Fresenius Medical Care AG & Co. KGaA 491 37,508
Fresenius SE & Co. KGaA 1,201 44,544
Hannover Rueck SE 141 20,481
Henkel AG & Co. KGaA 237 21,437
Infineon Technologies AG 3,164 88,085
Just Eat Takeaway.com NV
b,c
274 30,487
Merck KGaA 454 67,242
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 333 77,889
RWE AG 1,532 56,731
SAP SE 2,534 270,054
Siemens AG 1,907 223,692
Siemens Healthineers AG
c
488 20,950
Symrise AG, Class A 296 36,497
Volkswagen AG 72 11,205
Vonovia SE 1,290 82,376
Zalando SE
b,c
295 27,552
2,234,774
Hong Kong – 2.6%
AIA Group Ltd. 28,200 265,641
CK Infrastructure Holdings Ltd. 2,000 9,413
CLP Holdings Ltd. 4,000 36,777
Dairy Farm International Holdings Ltd. 1,100 4,147
Henderson Land Development Co. Ltd. 5,000 17,699
HKT Trust & HKT Ltd. 9,000 11,629
Hong Kong & China Gas Co. Ltd. 25,150 36,128
Hong Kong Exchanges & Clearing Ltd. 2,800 133,666
Jardine Matheson Holdings Ltd. 700 31,073
Jardine Strategic Holdings Ltd. 500 10,845
Link REIT
a
5,413 41,218
MTR Corp. Ltd. 4,000 19,781
New World Development Co. Ltd. 3,250 15,465
Power Assets Holdings Ltd. 3,500 17,986
Sun Hung KAI Properties Ltd. 4,000 51,142
Swire Properties Ltd. 3,400 9,098
Techtronic Industries Co. Ltd. 4,000 53,334
WH Group Ltd.
c
21,500 16,884
Wharf Real Estate Investment Co. Ltd. 5,000 19,182
801,108
Ireland – 0.3%
CRH PLC 1,828 64,455

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Ireland – 0.3% (continued)
Kerry Group PLC, Class A 350 41,871
106,326
Israel – 0.4%
Azrieli Group Ltd. 80 3,779
Bank Hapoalim BM 2,481 14,559
Bank Leumi Le-Israel BM 3,434 16,280
Elbit Systems Ltd. 53 6,007
ICL Group Ltd. 1,123 4,094
Mizrahi Tefahot Bank Ltd. 292 5,710
Nice Ltd.
b
145 33,217
Teva Pharmaceutical Industries Ltd.
b
3,128 27,115
110,761
Italy – 1.8%
Assicurazioni Generali SpA 2,813 37,715
Atlantia SpA
b
1,468 22,495
Davide Campari-Milano NV 928 9,690
DiaSorin SpA 39 8,563
ENEL SpA 18,290 145,599
ENI SpA 9,018 63,143
Ferrari NV 296 52,805
Intesa Sanpaolo SpA
b
40,411 66,825
Moncler SpA
b
418 16,730
Nexi SpA
b,c
685 10,525
Poste Italiane SpA
c
1,015 8,276
Recordati Industria Chimica e Farmaceutica SpA 223 11,557
Snam SpA 5,059 24,692
Telecom Italia SpA 26,185 8,888
Telecom Italia SpA -RSP 13,375 4,866
Terna Rete Elettrica Nazionale SpA 3,280 22,175
UniCredit SpA
b
4,897 36,513
UnipolSai Assicurazioni SpA 1,271 2,952
554,009
Japan – 25.2%
ACOM Co. Ltd. 1,000 4,467
Advantest Corp. 400 23,073
AEON Co. Ltd. 2,000 50,957
AGC, Inc. 600 18,624
Aisin Seiki Co. Ltd. 400 12,034
Ajinomoto Co., Inc. 1,400 28,090
ANA Holdings, Inc.
b
300 6,514
Asahi Group Holdings Ltd. 1,100 33,913
Asahi Intecc Co. Ltd. 600 18,567
Asahi Kasei Corp. 3,100 26,700
Astellas Pharma, Inc. 4,600 63,143
Bandai Namco Holdings, Inc. 500 37,192
Bridgestone Corp. 1,400 45,399
Canon, Inc. 2,500 43,058
Chugai Pharmaceutical Co. Ltd. 1,500 57,696
DAI Nippon Printing Co. Ltd. 700 12,984
Daifuku Co. Ltd. 300 30,792
Dai-ichi Life Holdings, Inc. 2,800 41,421
Daiichi Sankyo Co. Ltd. 4,200 110,404
Daikin Industries Ltd. 700 130,438
Daito Trust Construction Co. Ltd. 100 9,078
Daiwa House Industry Co. Ltd. 1,600 41,867
Daiwa Securities Group, Inc. 3,500 14,095
Denso Corp. 1,200 55,535
Dentsu Group, Inc. 600 17,167
Disco Corp. 100 26,813
Eisai Co. Ltd. 700 54,164
ENEOS Holdings, Inc. 7,500 25,153
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Japan – 25.2% (continued)
FANUC Corp. 400 84,370
Fast Retailing Co. Ltd. 200 139,105
Fujifilm Holdings Corp. 1,000 50,870
Fujitsu Ltd. 500 58,470
GMO Payment Gateway, Inc. 100 12,215
Hamamatsu Photonics KK 300 15,037
Hankyu Hanshin Holdings, Inc. 700 21,293
Hikari Tsushin, Inc. 100 23,350
Hitachi Ltd. 2,200 73,698
Honda Motor Co. Ltd. 4,200 97,829
Hoya Corp. 900 101,588
Hulic Co. Ltd. 1,100 10,165
Idemitsu Kosan Co. Ltd. 600 12,082
INPEX Corp. 2,700 12,707
Isuzu Motors Ltd. 1,300 10,483
ITOCHU Corp. 3,600 86,091
ITOCHU Techno-Solutions Corp. 200 6,801
Japan Airlines Co. Ltd.
b
300 5,214
Japan Exchange Group, Inc. 1,200 29,185
Japan Post Holdings Co. Ltd. 3,500 23,935
Japan Real Estate Investment Corp.
a
3 14,693
Japan Tobacco, Inc. 2,500 47,111
Kajima Corp. 1,100 11,701
Kansai Electric Power Co., Inc. (The) 2,400 21,831
KAO Corp. 1,100 78,075
KDDI Corp. 3,600 96,164
KEIO Corp. 300 17,362
Keyence Corp. 400 180,792
Kikkoman Corp. 400 19,820
Kintetsu Group Holdings Co. Ltd. 400 15,917
Kirin Holdings Co. Ltd. 2,100 37,745
Kobayashi Pharmaceutical Co. Ltd. 200 19,457
Kobe Bussan Co. Ltd. 200 5,634
Koito Manufacturing Co. Ltd. 300 14,406
Komatsu Ltd. 2,200 49,265
Kubota Corp. 2,700 46,761
Kyocera Corp. 800 43,857
Kyowa Kirin Co. Ltd. 600 14,865
Lasertec Corp. 100 8,647
LINE Corp.
b
100 5,137
Lion Corp. 800 16,354
M3, Inc. 1,000 67,218
Makita Corp. 700 30,802
Marubeni Corp. 3,900 20,265
McDonald's Holdings Co. Japan Ltd. 200 9,470
MEIJI Holdings Co. Ltd. 400 28,927
Minebea Mitsumi, Inc. 1,000 17,926
Misumi Group, Inc. 700 20,691
Mitsubishi Chemical Holdings Corp. 3,200 17,944
Mitsubishi Corp. 3,600 80,082
Mitsubishi Electric Corp. 5,000 64,090
Mitsubishi Estate Co. Ltd. 3,200 47,568
Mitsubishi Heavy Industries Ltd. 800 17,100
Mitsubishi UFJ Financial Group, Inc. 30,400 119,285
Mitsui & Co. Ltd. 4,000 62,368
Mitsui Fudosan Co. Ltd. 2,300 39,041
Mizuho Financial Group, Inc. 5,860 71,835
Monotaro Co. Ltd. 300 16,644
MS&AD Insurance Group Holdings, Inc. 1,100 29,931
Murata Manufacturing Co. Ltd. 1,500 104,271
Nagoya Railroad Co. Ltd. 600 15,933
NEC Corp. 600 30,132

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Japan – 25.2% (continued)
Nexon Co. Ltd. 1,100 30,715
Nidec Corp. 1,300 130,572
Nintendo Co. Ltd. 300 163,516
Nippon Building Fund, Inc.
a
3 15,152
Nippon Paint Holdings Co. Ltd. 500 44,911
Nippon ProLogis REIT, Inc.
a
6 19,744
Nippon Sanso Holdings Corp. 500 7,303
Nippon Steel Corp.
b
2,200 21,181
Nippon Telegraph & Telephone Corp. 3,100 65,120
Nissan Chemical Corp. 300 15,841
Nissan Motor Co. Ltd.
b
5,400 18,906
Nissin Foods Holdings Co. Ltd. 200 17,295
Nitori Holdings Co. Ltd. 200 41,228
Nitto Denko Corp. 300 20,978
Nomura Holdings, Inc. 7,700 34,213
Nomura Research Institute Ltd. 900 26,645
NTT Data Corp. 1,400 15,736
NTT DoCoMo, Inc. 2,800 104,109
Obayashi Corp. 1,700 14,148
OBIC Co. Ltd. 200 35,489
Odakyu Electric Railway Co. Ltd. 900 21,635
Olympus Corp. 3,000 57,079
Omron Corp. 500 35,871
ONO Pharmaceutical Co. Ltd. 1,200 34,115
Oracle Corp. Japan 100 10,006
Oriental Land Co. Ltd. 500 69,758
ORIX Corp. 3,100 36,044
Osaka Gas Co. Ltd. 1,400 26,543
Otsuka Corp. 200 9,221
Otsuka Holdings Co. Ltd. 1,300 47,939
Pan Pacific International Holdings Corp. 1,400 29,757
Panasonic Corp. 5,400 49,625
Rakuten , Inc. 1,900 18,448
Recruit Holdings Co. Ltd. 3,800 144,308
Renesas Electronics Corp.
b
2,300 18,943
Resona Holdings, Inc. 5,500 18,019
ROHM Co. Ltd. 200 15,305
Santen Pharmaceutical Co. Ltd. 900 15,987
Secom Co. Ltd. 500 42,065
Sekisui Chemical Co. Ltd. 1,000 15,496
Sekisui House Ltd. 1,600 26,424
Seven & i Holdings Co. Ltd. 1,900 57,778
SG Holdings Co. Ltd. 1,200 28,869
Sharp Corp. 400 4,592
Shimadzu Corp. 700 19,894
Shimano, Inc. 200 45,466
Shimizu Corp. 1,500 10,388
Shin-Etsu Chemical Co. Ltd. 900 119,581
Shionogi & Co. Ltd. 800 37,681
Shiseido Co. Ltd. 900 55,529
SMC Corp. 100 52,898
Softbank Corp. 3,900 45,234
SoftBank Group Corp. 3,900 253,422
Sompo Holdings, Inc. 900 33,498
Sony Corp. 3,000 248,919
Subaru Corp. 1,400 25,518
Sumitomo Corp. 2,900 31,749
Sumitomo Dainippon Pharma Co. Ltd. 1,400 16,365
Sumitomo Electric Industries Ltd. 1,800 19,724
Sumitomo Metal Mining Co. Ltd. 700 21,581
Sumitomo Mitsui Financial Group, Inc. 3,200 88,188
Sumitomo Mitsui Trust Holdings, Inc. 1,000 26,626
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Japan – 25.2% (continued)
Sumitomo Realty & Development Co. Ltd. 1,100 29,326
Suntory Beverage & Food Ltd. 300 10,331
Suzuki Motor Corp. 1,100 46,898
Sysmex Corp. 400 37,498
T&D Holdings, Inc. 1,300 12,896
Taisei Corp. 600 18,624
Takeda Pharmaceutical Co. Ltd. 3,800 117,737
TDK Corp. 300 35,039
Terumo Corp. 1,700 62,396
Tobu Railway Co. Ltd. 600 16,960
Toho Co. Ltd. 400 15,803
Tokio Marine Holdings, Inc. 1,700 75,763
Tokyo Electric Power Co. Holdings, Inc.
b
4,300 11,065
Tokyo Electron Ltd. 400 106,753
Tokyo Gas Co. Ltd. 300 6,788
Tokyu Corp. 1,900 22,446
Toray Industries, Inc. 3,600 16,199
Toshiba Corp. 1,000 25,148
Toto Ltd. 300 13,617
Toyota Industries Corp. 400 25,713
Toyota Motor Corp. 6,100 396,961
Toyota Tsusho Corp. 600 16,639
Trend Micro, Inc. 300 16,788
Tsuruha Holdings, Inc. 100 13,985
Unicharm Corp. 1,000 46,298
Welcia Holdings Co. Ltd. 200 7,844
West Japan Railway Co. 700 29,864
Yakult Honsha Co. Ltd. 100 4,840
Yamaha Corp. 400 18,825
Yamato Holdings Co. Ltd. 1,000 26,344
Yaskawa Electric Corp. 700 27,018
Z Holdings Corp. 6,200 43,004
7,775,243
Luxembourg – 0.1%
ArcelorMittal SA
b
1,839 24,960
Macau – 0.2%
Galaxy Entertainment Group Ltd. 6,000 39,536
Sands China Ltd. 5,600 19,606
59,142
Netherlands – 4.0%
Adyen NV
b,c
66 111,284
AKZO Nobel NV 469 45,180
ASML Holding NV 999 363,070
EXOR NV 214 11,118
HAL Trust 199 25,267
Heineken Holding NV 224 17,312
Heineken NV 546 48,464
ING Groep NV
b
9,014 61,519
Koninklijke Ahold Delhaize NV 2,542 69,851
Koninklijke DSM NV 428 68,526
Koninklijke Philips NV
b
2,131 98,981
Royal Dutch Shell PLC, Class A 12,548 156,632
Royal Dutch Shell PLC, Class B 8,766 105,297
Wolters Kluwer NV 631 51,143
1,233,644
New Zealand – 0.3%
a2 Milk Co. Ltd.
b
1,720 16,642
Auckland International Airport Ltd.
b
3,226 14,924
Fisher & Paykel Healthcare Corp. Ltd. 1,341 31,019
Meridian Energy Ltd. 2,788 9,766

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
New Zealand – 0.3% (continued)
Spark New Zealand Ltd. 4,927 14,621
86,972
Norway – 0.5%
AKER BP ASA 495 7,680
DNB ASA
b
2,096 28,220
Equinor ASA 2,903 36,823
Gjensidige Forsikring ASA 422 8,004
Mowi ASA 1,053 16,596
Norsk Hydro ASA
b
3,607 10,086
Orkla ASA 1,800 16,963
Telenor ASA 1,512 23,284
147,656
Portugal – 0.1%
EDP - Energias de Portugal SA 6,016 29,657
Jeronimo Martins SGPS SA 545 8,659
38,316
Russia – 0.0%
Polymetal International PLC 580 12,295
Singapore – 0.8%
Ascendas Real Estate Investment Trust
a
7,300 15,396
Capitaland Integrated Commercial Trust
a
7,100 8,995
CapitaLand Ltd. 6,500 12,234
City Developments Ltd. 1,600 7,429
DBS Group Holdings Ltd. 4,200 62,592
Genting Singapore Ltd. 12,600 5,952
Jardine Cycle & Carriage Ltd. 100 1,301
Oversea-Chinese Banking Corp. Ltd. 9,185 56,637
Singapore Airlines Ltd. 3,600 8,937
Singapore Exchange Ltd. 1,900 12,050
Singapore Technologies Engineering Ltd. 3,900 9,968
United Overseas Bank Ltd. 3,600 50,065
251,556
South Africa – 0.2%
Anglo American PLC 3,198 74,893
Spain – 2.1%
Aena SME SA
b,c
208 28,009
Amadeus IT Group SA 1,111 53,047
Banco Bilbao Vizcaya Argentaria SA 16,622 47,670
Banco Santander SA
b
43,504 86,696
CaixaBank SA 8,772 15,961
Cellnex Telecom SA
c
811 52,072
EDP Renovaveis SA 348 6,616
Endesa SA 705 18,896
Ferrovial SA 1,132 24,493
Grifols SA 718 19,395
Iberdrola SA 14,656 172,854
Industria de Diseno Textil SA 2,449 60,449
Naturgy Energy Group SA 743 13,804
Telefonica SA 12,907 42,187
642,149
Sweden – 3.0%
ALFA Laval AB
b
665 13,485
ASSA Abloy AB, Class B 2,297 49,289
Atlas Copco AB, Class A 1,494 65,946
Atlas Copco AB, Class B 910 34,892
Epiroc AB, Class A 1,390 20,769
Epiroc AB, Class B 867 12,429
EQT AB 968 18,439
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Sweden – 3.0% (continued)
Essity AB, Class A 64 1,934
Essity AB, Class B 1,402 40,621
Evolution Gaming Group AB
c
315 23,392
Fastighets AB Balder, Class B
b
214 10,083
Hennes & Mauritz AB, Class B 1,802 29,274
Hexagon AB, Class B
b
650 47,495
ICA Gruppen AB 206 9,750
Industrivarden AB, Class A
b
358 9,629
Industrivarden AB, Class C
b
371 9,486
Investment AB Latour , Class B 275 6,420
Investor AB, Class A 291 17,425
Investor AB, Class B 1,053 63,219
L E Lundbergforetagen AB, Class B
b
156 7,021
Lundin Energy AB 543 10,361
Nibe Industrier AB, Class B
b
809 19,504
Sandvik AB
b
2,560 45,585
Skandinaviska Enskilda Banken AB, Class A
b
3,729 31,965
Skandinaviska Enskilda Banken AB, Class C
b
115 1,057
Skanska AB, Class B 799 15,018
SKF AB, Class A 79 1,615
SKF AB, Class B 830 16,990
Svenska Cellulosa AB SCA, Class A
b
130 1,802
Svenska Cellulosa AB SCA, Class B
b
1,344 18,232
Svenska Handelsbanken AB, Class A
b
3,519 28,512
Svenska Handelsbanken AB, Class B
b
149 1,438
Swedbank AB, Class A
b
2,160 33,852
Swedish Match AB 396 29,834
Tele2 AB, Class B 1,109 13,151
Telefonaktiebolaget LM Ericsson, Class A 208 2,486
Telefonaktiebolaget LM Ericsson, Class B 6,052 67,502
Telia Co. AB 6,085 23,325
Volvo AB, Class A
b
530 10,301
Volvo AB, Class B
b
3,795 73,822
937,350
Switzerland – 10.0%
ABB Ltd. 4,454 108,124
Alcon, Inc.
b
1,130 64,233
Barry Callebaut AG 6 12,392
Chocoladefabriken Lindt & Spruengli AG 5 39,660
CIE Financiere Richemont SA, Class A 1,206 75,659
Coca-Cola HBC AG
b
430 9,758
Credit Suisse Group AG 5,617 52,851
EMS- Chemie Holding AG 17 14,950
Geberit AG 86 48,979
Givaudan SA 19 77,447
Kuehne + Nagel International AG 133 26,570
LafargeHolcim Ltd.
b
1,125 48,299
Lonza Group AG 173 104,795
Nestle SA 6,968 783,810
Novartis AG 5,752 448,650
Partners Group Holding AG 43 38,780
Roche Holding AG 1,643 528,366
Roche Holding AG, BR 64 20,613
Schindler Holding AG 43 11,044
Schindler Holding AG 95 24,306
SGS SA 12 29,995
Sika AG 323 79,539
Sonova Holding AG
b
127 30,137
STMicroelectronics NV 1,518 46,240
Straumann Holding AG 25 26,076
Swatch Group AG (The) 130 5,310

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.8% (continued)
Switzerland – 10.0% (continued)
Swatch Group AG (The), BR 64 13,543
Swiss Life Holding AG
b
78 26,228
Swiss RE AG 675 48,415
Swisscom AG 58 29,508
UBS Group AG 8,839 102,658
Zurich Insurance Group AG 347 115,092
3,092,027
United Kingdom – 9.7%
3i Group PLC 2,269 28,194
Ashtead Group PLC 1,058 38,304
Associated British Foods PLC 832 18,261
AstraZeneca PLC 3,075 308,774
Aviva PLC 9,176 30,551
BAE Systems PLC 7,385 37,909
Barclays PLC
b
39,958 55,055
British American Tobacco PLC 5,376 170,165
BT Group PLC, Class A 20,367 26,703
CK Hutchison Holdings Ltd. 6,500 39,143
CNH Industrial NV
b
2,687 20,846
Coca-Cola European Partners PLC 494 17,641
Compass Group PLC 4,097 55,888
Diageo PLC 5,521 178,395
Experian PLC 2,103 76,599
Fiat Chrysler Automobiles NV
b
2,563 31,473
GlaxoSmithKline PLC 13,285 221,899
Halma PLC 943 28,873
HSBC Holdings PLC 48,386 203,049
Imperial Brands PLC 2,197 34,771
Intertek Group PLC 376 27,089
Legal & General Group PLC 14,326 34,232
Lloyds Banking Group PLC
b
191,075 69,239
London Stock Exchange Group PLC 733 78,456
National Grid PLC 8,654 102,833
Natwest Group PLC
b,d
12,293 19,742
Ocado Group PLC
b
1,363 40,111
Prudential PLC 5,998 73,118
Reckitt Benckiser Group PLC 1,734 152,460
RELX PLC 4,639 91,623
Rentokil Initial PLC
b
4,287 29,157
Segro PLC
a
2,559 29,845
Smith & Nephew PLC 2,063 35,651
SSE PLC 2,396 38,880
Standard Chartered PLC
b
6,560 29,840
Tesco PLC 22,433 59,607
Unilever NV 3,446 194,883
Unilever PLC 2,748 156,481
Vodafone Group PLC 61,820 82,331
WPP PLC 2,913 23,224
2,991,295
United States – 0.5%
Ferguson PLC 539 53,816
James Hardie Industries PLC 1,116 27,101
Tenaris SA 2,025 9,605
Waste Connections, Inc. 611 60,516
151,038
Total Common Stocks (cost $27,220,146) 30,461,529
Preferred Stocks – 0.6%
Germany – 0.5%
Bayerische Motoren Werke AG, 5.79% 123 6,361
Henkel AG & Co. KGaA , 2.21% 413 40,180
Sartorius AG, 0.11% 79 33,441
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 0.6% (continued)
Germany – 0.5% (continued)
Volkswagen AG, 3.62% 474 69,073
149,055
Spain – 0.1%
Grifols SA, Class B, 1.04% 712 12,026
Total Preferred Stocks (cost $138,801) 161,081
Principal
Amount ($)
Short-Term Investments – 0.1%
U.S. Treasury Securities – 0.1%
U.S. Treasury Bills, 0.16%, 2/25/2021
e,f
(cost $34,982) 35,000 34,989
Shares
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
g,h
(cost $45,827) 45,827 45,827
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
g,h
(cost $26,856) 26,856 26,856
Total Investments (cost $27,466,612) 99.7% 30,730,282
Cash and Receivables (Net) 0.3% 103,680
Net Assets 100.0% 30,833,962
BR—Bearer Shares
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
a
Investment in a real estate investment trust.
b
Non-income producing security.
c
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $490,457 or 1.59% of net asset.
d
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $26,561 and the value of the collateral was $26,856, consisting of cash collateral.
e
Held by a counterparty for open exchange traded derivative contracts.
f
Security is a discount security. Income is recognized through the accretion of discount.
g
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
h
The rate shown is the 1-day yield as of October 31, 2020.
See Notes to Statements of Investments
Description
Value
4/24/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 3,884,733 (3,838,906) — — 45,827 0.1 163
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 220,266 (193,410) — — 26,856 0.1 73
2
Total — 4,104,999 (4,032,316) — — 72,683 0.2 236
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 17.6
Industrials 15.4
Health Care 13.5
Consumer Staples 12.0
Consumer Discretionary 10.8
Information Technology 8.3
Materials 7.7
Communication Services 4.9
Utilities 3.7
Energy 3.4
Real Estate 2.1
Registered Investment Companies 0.2
U.S. Treasury Securities 0.1
99.7
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 2 12/18/2020 190,894 178,390 (12,504)

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 87.8%
Brazil – 2.7%
Ambev SA 25,900 54,890
Atacadao SA 2,000 6,348
B2W Cia Digital
a
600 7,798
B3 SA - Brasil Bolsa Balcao 12,500 110,150
Banco Bradesco SA 8,000 25,154
Banco BTG Pactual SA 1,200 15,082
Banco do Brasil SA 8,600 44,372
BB Seguridade Participacoes SA 5,800 23,840
Centrais Eletricas Brasileiras SA 2,900 15,531
CPFL Energia SA 2,600 12,531
Energisa SA 2,800 20,259
Engie Brasil Energia SA 2,500 17,252
Hapvida Participacoes e Investimentos SA
b
1,200 13,430
Itausa - Investimentos Itau SA 5,900 10,539
Lojas Americanas SA 4,800 16,841
Magazine Luiza SA 16,000 68,068
Natura & Co. Holding SA
a
5,000 39,967
Notre Dame Intermedica Participacoes SA 2,700 30,681
Petroleo Brasileiro SA 23,900 78,796
Raia Drogasil SA 7,500 31,400
Sul America SA 200 1,382
Suzano SA
a
3,700 31,757
Vale SA 19,600 205,144
WEG SA 4,600 60,552
941,764
Chile – 0.3%
Banco de Chile 267,300 20,617
Banco de Credito e Inversiones SA 595 18,603
Banco Santander Chile 112,586 3,937
Empresas CMPC SA 6,496 13,496
Empresas COPEC SA 2,529 19,277
Enel Americas SA 59,273 7,857
Enel Chile SA 278,173 18,648
Falabella SA 5,317 14,563
116,998
China – 44.0%
AECC Aviation Power Co. Ltd., Class A 600 3,272
Agricultural Bank of China Ltd., Class A 56,700 26,657
Agricultural Bank of China Ltd., Class H 185,000 62,503
Air China Ltd., Class A 3,600 3,648
Air China Ltd., Class H 18,000 11,606
Airtac International Group 1,000 26,850
Alibaba Group Holding Ltd.
a
86,280 3,262,126
Alibaba Health Information Technology Ltd.
a
24,000 62,670
Anhui Conch Cement Co. Ltd., Class A 2,400 18,211
Anhui Conch Cement Co. Ltd., Class H 1,500 9,352
Anhui Gujing Distillery Co. Ltd., Class A 400 12,549
Anhui Gujing Distillery Co. Ltd., Class B 600 6,809
ANTA Sports Products Ltd. 6,000 65,997
Autobio Diagnostics Co. Ltd., Class A 100 2,598
Autohome, Inc., ADR 402 38,411
Avary Holding Shenzhen Co. Ltd., Class A 500 3,653
Baidu, Inc., ADR
a
1,710 227,515
Bank of Beijing Co. Ltd., Class A 19,400 13,522
Bank of China Ltd., Class A 21,700 10,299
Bank of China Ltd., Class H 480,000 151,647
Bank of Communications Co. Ltd., Class A 19,000 12,846
Bank of Communications Co. Ltd., Class H 26,000 12,774
Bank of Jiangsu Co. Ltd., Class A 4,000 3,588
Bank of Nanjing Co. Ltd., Class A 3,400 3,882
Bank of Ningbo Co. Ltd., Class A 4,000 20,286
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
China – 44.0% (continued)
Bank of Shanghai Co. Ltd., Class A 6,800 7,967
Baoshan Iron & Steel Co. Ltd., Class A 10,000 7,970
BeiGene Ltd.
a
2,800 62,139
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A 300 1,660
BOC Hong Kong Holdings Ltd. 23,000 63,767
BOE Technology Group Co. Ltd., Class A 18,900 13,342
BOE Technology Group Co. Ltd., Class B 15,500 5,696
BYD Co. Ltd., Class A 900 21,466
BYD Co. Ltd., Class H 3,500 69,550
CGN Power Co. Ltd., Class H
b
132,000 28,256
Changchun High & New Technology Industry
Group, Inc., Class A 200 11,179
China Bohai Bank Co. Ltd., Class H
a,b
27,000 15,702
China CITIC Bank Corp. Ltd., Class H 88,000 35,745
China Communications Construction Co. Ltd.,
Class A 400 441
China Communications Construction Co. Ltd.,
Class H 35,000 18,279
China Conch Venture Holdings Ltd. 9,500 42,203
China Construction Bank Corp., Class A 4,000 3,755
China Construction Bank Corp., Class H 589,000 406,346
China CSSC Holdings Ltd., Class A
a
1,000 2,660
China Eastern Airlines Corp. Ltd., Class A 16,500 11,303
China Eastern Airlines Corp. Ltd., Class H 16,000 6,355
China Everbright Bank Co. Ltd., Class A 12,700 7,430
China Everbright Bank Co. Ltd., Class H 31,000 10,713
China Evergrande Group 17,000 33,760
China Feihe Ltd.
b
17,000 38,538
China Fortune Land Development Co. Ltd., Class
A 3,670 7,707
China Galaxy Securities Co. Ltd., Class A 2,000 3,507
China Galaxy Securities Co. Ltd., Class H 17,500 9,568
China Gas Holdings Ltd. 13,400 41,039
China Jinmao Holdings Group Ltd. 40,000 20,168
China Life Insurance Co. Ltd., Class H 48,000 104,234
China Mengniu Dairy Co. Ltd.
a
16,000 75,205
China Merchants Bank Co. Ltd., Class A 10,900 64,764
China Merchants Bank Co. Ltd., Class H 24,000 124,722
China Merchants Securities Co. Ltd., Class A
a
5,460 16,860
China Merchants Securities Co. Ltd., Class H
a,b
6,600 8,170
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 1,700 3,567
China Minsheng Banking Corp. Ltd., Class A 3,000 2,364
China Minsheng Banking Corp. Ltd., Class H 74,500 40,733
China Mobile Ltd. 30,500 185,442
China Molybdenum Co. Ltd., Class A 8,600 5,070
China Molybdenum Co. Ltd., Class H 18,000 6,522
China National Nuclear Power Co. Ltd., Class A 24,400 16,133
China Overseas Land & Investment Ltd. 22,500 56,287
China Pacific Insurance Group Co. Ltd., Class A 3,500 16,669
China Pacific Insurance Group Co. Ltd., Class H 14,200 44,221
China Petroleum & Chemical Corp., Class A 18,400 10,710
China Petroleum & Chemical Corp., Class H 184,000 71,419
China Railway Construction Corp. Ltd., Class A 1,700 2,114
China Railway Construction Corp. Ltd., Class H 20,500 13,852
China Railway Group Ltd., Class A 300 240
China Railway Group Ltd., Class H 4,000 1,836
China Resources Beer Holdings Co. Ltd. 8,000 49,569
China Resources Cement Holdings Ltd. 20,000 26,100
China Resources Gas Group Ltd. 8,000 34,662
China Resources Land Ltd. 18,000 73,232

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
China – 44.0% (continued)
China Satellite Communications Co. Ltd., Class A 1,000 2,583
China Shenhua Energy Co. Ltd., Class A 3,400 8,449
China Shenhua Energy Co. Ltd., Class H 26,500 45,791
China Shipbuilding Industry Co. Ltd., Class A
a
13,000 8,071
China Southern Airlines Co. Ltd., Class A
a
13,800 11,349
China Southern Airlines Co. Ltd., Class H
a
14,000 7,312
China State Construction Engineering Corp. Ltd.,
Class A 19,700 15,024
China Tourism Group Duty Free Corp. Ltd., Class
A 900 26,784
China Tower Corp. Ltd., Class H
b
220,000 34,327
China Unicom Hong Kong Ltd. 66,000 40,511
China United Network Communications Ltd.,
Class A 8,500 6,051
China Vanke Co. Ltd., Class A 4,900 20,148
China Vanke Co. Ltd., Class H 8,500 26,306
China Yangtze Power Co. Ltd., Class A 13,600 38,485
Chongqing Rural Commercial Bank Co. Ltd.,
Class A 4,600 3,069
Chongqing Rural Commercial Bank Co. Ltd.,
Class H 23,000 9,165
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,000 2,406
CITIC Securities Co. Ltd., Class A 5,900 25,211
CITIC Securities Co. Ltd., Class H 13,500 29,107
CNOOC Ltd. 79,000 71,718
Country Garden Holdings Co. Ltd. 45,858 56,414
Country Garden Services Holdings Co. Ltd. 7,000 43,914
CRRC Corp. Ltd., Class A 13,900 11,182
CRRC Corp. Ltd., Class H 21,000 8,124
CSPC Pharmaceutical Group Ltd. 53,760 56,638
Dali Foods Group Co. Ltd.
b
20,000 12,379
Daqin Railway Co. Ltd., Class A 300 287
ENN Energy Holdings Ltd. 4,900 61,891
Focus Media Information Technology Co. Ltd.,
Class A 7,000 9,758
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,400 33,474
Fosun International Ltd. 15,000 18,066
Founder Securities Co. Ltd., Class A
a
4,700 6,517
GDS Holdings Ltd., ADR
a,c
518 43,533
Geely Automobile Holdings Ltd. 32,000 65,693
Gemdale Corp., Class A 1,400 2,789
GF Securities Co. Ltd., Class A 4,000 9,194
GF Securities Co. Ltd., Class H 7,000 9,018
Gigadevice Semiconductor Beijing, Inc., Class A 100 2,906
Glodon Co. Ltd., Class A 800 8,474
GoerTek, Inc., Class A 1,300 8,801
Great Wall Motor Co. Ltd., Class A 1,000 3,540
Great Wall Motor Co. Ltd., Class H 17,500 28,298
Gree Electric Appliances Inc. of Zhuhai, Class A 1,200 10,465
Greenland Holdings Corp. Ltd., Class A 4,000 3,695
Guangdong Haid Group Co. Ltd., Class A 400 3,677
Guangdong Investment Ltd. 26,000 38,489
Guangzhou Automobile Group Co. Ltd., Class A 1,500 3,007
Guangzhou Automobile Group Co. Ltd., Class H 16,000 16,403
Guosen Securities Co. Ltd., Class A 5,900 11,756
Guotai Junan Securities Co. Ltd., Class A 4,200 11,534
Guotai Junan Securities Co. Ltd., Class H
b
4,200 5,459
Haidilao International Holding Ltd.
b
5,000 33,012
Haier Electronics Group Co. Ltd. 8,000 30,329
Haier Smart Home Co. Ltd., Class A 3,600 13,357
Haitong Securities Co. Ltd., Class A
a
5,300 11,106
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
China – 44.0% (continued)
Haitong Securities Co. Ltd., Class H 16,000 13,493
Hangzhou Hikvision Digital Technology Co. Ltd.,
Class A 5,700 38,197
Hansoh Pharmaceutical Group Co. Ltd.
a,b
6,000 26,732
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,200 8,955
Hengan International Group Co. Ltd. 500 3,466
Hengli Petrochemical Co. Ltd., Class A 3,000 8,642
Hongta Securities Co. Ltd., Class A 1,000 2,581
Hualan Biological Engineering, Inc., Class A 600 4,585
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 2,024
Huaneng Power International, Inc., Class A 13,800 10,051
Huaneng Power International, Inc., Class H 18,000 6,708
Huatai Securities Co. Ltd., Class A 4,000 12,155
Huatai Securities Co. Ltd., Class H
b
8,600 13,884
Huaxia Bank Co. Ltd., Class A 14,100 12,753
Huayu Automotive Systems Co. Ltd., Class A 700 3,251
Huazhu Group Ltd., ADR
c
709 28,098
Hundsun Technologies, Inc., Class A 800 11,097
Iflytek Co. Ltd., Class A 2,000 11,355
Industrial & Commercial Bank of China Ltd.,
Class H 445,000 250,192
Industrial Bank Co. Ltd., Class A 10,100 26,832
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 18,975
Inspur Electronic Information Industry Co. Ltd.,
Class A 200 910
JD.com, Inc., ADR
a
5,380 438,578
Jiangsu Hengli Hydraulic Co. Ltd., Class A 444 5,014
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,700 35,800
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 800 20,066
Kangji Medical Holdings Ltd.
a
2,000 5,442
Ke Holdings, Inc., ADR
a,c
500 34,875
Kingsoft Cloud Holdings Ltd., ADR
a,c
83 2,411
Kweichow Moutai Co. Ltd., Class A 600 149,550
LI Auto, Inc., ADR
a
446 8,996
Li Ning Co Ltd. 12,000 61,897
Lingyi iTech Guangdong Co, Class A 3,000 5,834
Logan Group Co. Ltd. 8,000 12,503
Longfor Group Holdings Ltd.
b
9,000 49,150
LONGi Green Energy Technology Co. Ltd., Class A 2,000 22,683
Luxshare Precision Industry Co. Ltd., Class A 3,400 27,839
Luzhou Laojiao Co. Ltd., Class A 700 18,022
Meituan, Class B
a
24,200 899,365
Muyuan Foods Co. Ltd., Class A 1,800 19,042
NARI Technology Co. Ltd., Class A 2,500 7,746
NAURA Technology Group Co. Ltd., Class A 200 5,104
NetEase, Inc., ADR 2,395 207,862
New China Life Insurance Co. Ltd., Class A 1,000 9,582
New China Life Insurance Co. Ltd., Class H 4,700 18,697
New Hope Liuhe Co. Ltd., Class A 1,700 6,820
New Oriental Education & Technology Group,
Inc., ADR
a
773 123,974
Ningxia Baofeng Energy Group Co. Ltd., Class A 1,000 1,518
Offcn Education Technology Co. Ltd., Class A 1,100 6,488
Orient Securities Co. Ltd., Class A 4,700 7,534
People's Insurance Co. Group of China Ltd.
(The), Class H 32,000 9,491
Perfect World Co. Ltd., Class A 750 3,142
PetroChina Co. Ltd., Class H 10,000 2,798

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
China – 44.0% (continued)
Pinduoduo, Inc., ADR
a
2,220 199,756
Ping An Bank Co. Ltd., Class A 10,000 26,492
Ping An Healthcare And Technology Co. Ltd.
a,b
3,200 41,264
Ping An Insurance Group Co. of China Ltd., Class
A 5,700 66,212
Ping An Insurance Group Co. of China Ltd., Class
H 33,000 338,517
Poly Developments and Holdings Group Co. Ltd.,
Class A 5,600 12,838
Postal Savings Bank of China Co. Ltd., Class H
b
10,000 4,900
Power Construction Corp. of China Ltd., Class A 6,000 3,439
Rongsheng Petro Chemical Co. Ltd., Class A 4,900 13,939
SAIC Motor Corp. Ltd., Class A 4,300 14,857
Sanan Optoelectronics Co. Ltd., Class A 1,900 6,304
Sany Heavy Industry Co. Ltd., Class A 3,800 14,717
Seazen Holdings Co. Ltd., Class A 1,000 4,852
Semiconductor Manufacturing International
Corp.
a
24,500 71,874
SF Holding Co. Ltd., Class A 1,400 17,301
Shaanxi Coal Industry Co. Ltd., Class A 7,800 10,186
Shandong Gold Mining Co. Ltd., Class A 2,520 8,944
Shandong Gold Mining Co. Ltd., Class H
b
1,400 3,289
Shanghai Electric Group Co. Ltd., Class A
a
6,300 4,645
Shanghai Electric Group Co. Ltd., Class H
a
2,000 567
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 5,681
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,500 14,375
Shanghai International Airport Co. Ltd., Class A 1,300 12,825
Shanghai International Port Group Co. Ltd., Class
A 12,800 7,985
Shanghai Pudong Development Bank Co. Ltd.,
Class A 5,800 8,016
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 400 13,440
Shengyi Technology Co. Ltd., Class A 100 357
Shennan Circuits Co. Ltd., Class A 100 1,609
Shenwan Hongyuan Group Co. Ltd., Class A 23,800 17,903
Shenwan Hongyuan Group Co. Ltd., Class H
b
6,400 1,618
Shenzhen Goodix Technology Co. Ltd., Class A 100 2,564
Shenzhou International Group Holdings Ltd. 4,800 82,880
Shimao Property Holdings Ltd. 6,000 21,161
Sun Art Retail Group Ltd. 1,500 1,621
Sunac China Holdings Ltd. 15,000 55,320
Suning.com Co. Ltd., Class A 1,400 2,025
Sunny Optical Technology Group Co. Ltd. 4,500 74,392
TAL Education Group, ADR
a
2,351 156,247
TCL Technology Group Corp., Class A 4,400 3,960
Tencent Holdings Ltd. 35,000 2,667,363
Tingyi Cayman Islands Holding Corp. 12,000 21,911
Tongwei Co. Ltd. 1,400 6,415
Topsports International Holdings Ltd.
b
9,000 12,302
Trip.com Group Ltd., ADR
a
2,723 78,313
Tsingtao Brewery Co. Ltd., Class A 300 3,547
Tsingtao Brewery Co. Ltd., Class H 2,000 16,519
Unisplendour Corp. Ltd., Class A 140 460
Vipshop Holdings Ltd., ADR
a
1,000 21,400
Wanhua Chemical Group Co. Ltd., Class A 1,600 18,743
Want Want China Holdings Ltd. 46,000 30,371
Weichai Power Co. Ltd., Class A 2,000 4,516
Weichai Power Co. Ltd., Class H 8,000 15,103
Will Semiconductor Ltd., Class A 200 5,911
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
China – 44.0% (continued)
Wingtech Technology Co. Ltd., Class A 600 9,009
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A 200 884
Wuliangye Yibin Co. Ltd., Class A 1,900 69,291
Wuxi AppTec Co. Ltd., Class A 1,200 20,188
Wuxi AppTec Co. Ltd., Class H
b
1,100 17,518
Wuxi Biologics Cayman, Inc.
a,b
5,000 139,655
Xiaomi Corp., Class B
a,b
81,800 232,061
Yihai International Holding Ltd.
a
3,000 39,691
Yonghui Superstores Co. Ltd., Class A 1,000 1,166
Yonyou Network Technology Co. Ltd., Class A 2,000 12,880
Yum China Holdings, Inc. 2,428 129,242
Yunda Holding Co. Ltd., Class A 300 865
Yunnan Baiyao Group Co. Ltd., Class A 600 9,220
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 10,267
Zhejiang Century Huatong Group Co. Ltd., Class
A
a
2,280 2,903
Zhejiang NHU Co. Ltd., Class A 500 2,168
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 5,839
Zhejiang Supor Co. Ltd., Class A 500 5,273
Zhongsheng Group Holdings Ltd. 2,500 17,763
Zijin Mining Group Co. Ltd., Class A 11,600 12,102
Zijin Mining Group Co. Ltd., Class H 34,000 24,596
ZTE Corp., Class A 200 963
ZTE Corp., Class H 8,600 18,941
ZTO Express Cayman, Inc., ADR 2,378 68,914
15,107,129
Colombia – 0.1%
Banco de Bogota SA 654 11,894
Bancolombia SA 1,655 10,536
Ecopetrol SA 34,756 16,113
38,543
Czech Republic – 0.1%
CEZ AS 1,020 19,249
Egypt – 0.1%
Commercial International Bank Egypt SAE 8,915 34,666
Greece – 0.0%
Hellenic Telecommunications Organization SA 1,437 19,116
Hong Kong – 0.2%
Sino Biopharmaceutical Ltd. 63,500 64,033
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC
a
1,956 9,483
OTP Bank Nyrt
a
1,471 45,814
55,297
Indonesia – 1.2%
Astra International Tbk PT 127,600 47,332
Bank Central Asia Tbk PT 69,700 137,970
Bank Mandiri (Persero) Tbk PT 117,600 46,437
Bank Negara Indonesia (Persero) Tbk PT 40,200 13,029
Bank Rakyat Indonesia (Persero) Tbk PT 334,500 76,849
Barito Pacific Tbk PT
a
179,700 11,059
Chandra Asri Petrochemical Tbk PT 14,900 8,150
Charoen Pokphand Indonesia Tbk PT 42,800 17,120
Gudang Garam Tbk PT
a
2,100 5,884

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
Indonesia – 1.2% (continued)
Indofood CBP Sukses Makmur Tbk PT 14,100 9,304
Telekomunikasi Indonesia (Persero) Tbk PT 204,300 36,599
Unilever Indonesia Tbk PT 30,300 16,212
425,945
Malaysia – 1.8%
Axiata Group BHD 21,000 14,809
CIMB Group Holdings BHD 48,600 34,505
Dialog Group BHD 32,000 28,496
Digi.com BHD 7,100 6,442
Genting BHD 6,800 4,844
Genting Malaysia BHD 24,900 11,986
Hap Seng Consolidated BHD 5,200 9,174
Hartalega Holdings BHD 9,500 41,155
Hong Leong Bank BHD 5,300 18,878
Hong Leong Financial Group BHD 2,000 6,787
IHH Healthcare BHD 20,200 24,162
IOI Corp. BHD 20,400 21,112
KLCCP Stapled Group 4,800 8,780
Kuala Lumpur Kepong BHD 3,200 16,343
Malayan Banking BHD 43,400 73,117
Maxis BHD 15,100 17,444
MISC BHD 6,400 10,151
Nestle Malaysia BHD 600 20,130
Petronas Chemicals Group BHD 16,800 23,653
Petronas Dagangan BHD 3,400 14,107
Petronas Gas BHD 5,000 18,941
PPB Group BHD 3,700 16,741
Press Metal Aluminium Holdings BHD 9,900 13,081
Public Bank BHD 19,100 69,321
RHB Bank BHD 16,300 16,594
Sime Darby Plantation BHD 17,500 20,385
Telekom Malaysia BHD 7,000 7,059
Tenaga Nasional BHD 1,600 3,674
Top Glove Corp. BHD 25,300 52,183
624,054
Mexico – 1.1%
America Movil SAB de CV, Series L 136,000 82,389
Arca Continental SAB de CV 2,200 9,564
Becle SAB de CV 2,200 4,629
Fomento Economico Mexicano SAB de CV 10,700 57,384
Grupo Bimbo SAB de CV 7,000 13,489
Grupo Elektra SAB de CV 570 32,315
Grupo Financiero Banorte SAB de CV, Class O
a
15,300 68,024
Grupo Mexico SAB de CV, Series B 18,100 51,448
Wal-Mart de Mexico SAB de CV 29,100 70,242
389,484
Peru – 0.1%
Credicorp Ltd. 241 27,638
Philippines – 0.8%
Aboitiz Equity Ventures, Inc. 12,900 11,874
Ayala Corp. 1,590 25,065
Ayala Land, Inc. 32,900 22,432
Bank of The Philippine Islands 9,940 15,105
BDO Unibank, Inc. 4,820 8,853
Globe Telecom, Inc. 120 5,033
JG Summit Holdings, Inc. 19,162 25,437
Manila Electric Co. 1,760 10,909
PLDT, Inc. 395 10,838
San Miguel Corp. 4,590 9,673
San Miguel Food and Beverage, Inc. 4,820 6,349
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
Philippines – 0.8% (continued)
SM Investments Corp. 3,140 61,632
SM Prime Holdings, Inc. 60,900 42,404
Universal Robina Corp. 5,010 14,254
269,858
Poland – 0.5%
Bank Polska Kasa Opieki SA
a
1,219 13,000
CD Projekt SA
a
386 32,662
Cyfrowy Polsat SA 1,137 7,080
Dino Polska SA
a,b
268 14,699
ING Bank Slaski SA
a
493 12,761
KGHM Polska Miedz SA
a
504 15,023
Polski Koncern Naftowy ORLEN SA 2,945 28,308
Polskie Gornictwo Naftowe i Gazownictwo SA 13,718 14,432
Powszechna Kasa Oszczednosci Bank Polski SA
a
6,020 28,789
Powszechny Zaklad Ubezpieczen SA
a
200 1,090
Santander Bank Polska SA
a
188 5,834
173,678
Qatar – 0.7%
Industries Qatar QSC 13,141 32,536
Masraf Al Rayan QSC 20,421 24,089
Mesaieed Petrochemical Holding Co. 23,347 11,895
Ooredoo QPSC 5,087 9,263
Qatar Islamic Bank SAQ 7,740 34,438
Qatar National Bank QPSC 27,000 131,255
243,476
Russia – 2.3%
Gazprom PJSC 61,080 119,106
LUKOIL PJSC 2,510 127,730
MMC Norilsk Nickel PJSC 338 80,206
Mobile TeleSystems PJSC 4,690 18,350
Novatek PJSC 6,894 82,828
Novolipetskiy Metallurgicheskiy Kombinat PAO 6,450 15,093
Polyus PJSC 172 33,670
Rosneft Oil Co. PJSC 13,520 59,718
Sberbank of Russia PJSC 61,920 156,600
Severstal PAO 1,324 18,096
Surgutneftegas PJSC 43,300 17,949
Tatneft PJSC 9,000 46,479
775,825
Saudi Arabia – 2.3%
Al Rajhi Bank 7,691 134,941
Alinma Bank
a
8,021 32,680
Almarai Co. JSC 1,506 20,721
Banque Saudi Fransi 2,430 19,244
National Commercial Bank 8,081 84,143
Riyad Bank 7,950 38,157
Samba Financial Group 5,450 40,109
Saudi Arabian Fertilizer Co. 1,196 24,046
Saudi Arabian Mining Co.
a
2,608 25,939
Saudi Arabian Oil Co.
b
10,295 92,510
Saudi Basic Industries Corp. 5,525 132,589
Saudi Electricity Co. 4,523 22,818
Saudi Telecom Co. 3,768 100,171
Yanbu National Petrochemical Co. 1,459 22,370
790,438
South Africa – 3.0%
ABSA Group Ltd. 4,517 24,166
Anglo American Platinum Ltd. 369 24,195
Bid Corp. Ltd. 2,121 29,070
Capitec Bank Holdings Ltd.
a
446 31,291

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
South Africa – 3.0% (continued)
Discovery Ltd. 2,788 18,359
Firstrand Ltd. 32,721 75,717
Gold Fields Ltd. 5,229 55,560
Impala Platinum Holdings Ltd. 4,885 42,922
Kumba Iron Ore Ltd. 288 8,513
MTN Group Ltd. 10,202 36,284
Naspers Ltd., Class N
a
2,677 520,831
Old Mutual Ltd. 17,881 10,322
Remgro Ltd. 953 5,066
Sanlam Ltd. 9,810 28,539
Sibanye Stillwater Ltd. 13,466 38,893
Standard Bank Group Ltd. 8,497 55,468
Vodacom Group Ltd. 3,936 29,681
1,034,877
South Korea – 11.8%
Amorepacific Corp. 123 17,127
Amorepacific Group 10 384
Celltrion Healthcare Co. Ltd.
a
475 35,457
Celltrion, Inc.
a
660 140,178
Coway Co. Ltd.
a
322 19,694
Hana Financial Group, Inc. 1,832 49,082
Hanjin Kal Corp. 50 3,292
Hanon Systems 1,214 11,983
HLB, Inc.
a
277 22,459
Hyundai Engineering & Construction Co. Ltd. 53 1,432
Hyundai Heavy Industries Holdings Co. Ltd. 48 9,074
Hyundai Mobis Co. Ltd. 414 82,275
Hyundai Motor Co. 900 130,475
Industrial Bank of Korea 1,737 12,507
Kakao Corp. 317 92,192
Kangwon Land, Inc. 99 1,841
KB Financial Group, Inc. 2,412 85,239
KIA Motors Corp. 1,578 70,229
Korea Electric Power Corp.
a
685 12,043
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
a
251 17,342
Korea Zinc Co. Ltd. 80 26,967
KT&G Corp. 770 54,966
LG Chem Ltd. 292 157,233
LG Corp. 824 49,235
LG Display Co. Ltd.
a
1,280 15,849
LG Electronics, Inc. 637 47,156
LG Household & Health Care Ltd. 51 67,419
LG Uplus Corp. 332 3,233
Lotte Chemical Corp. 80 16,427
Mirae Asset Daewoo Co. Ltd. 2,374 17,512
NAVER Corp. 886 226,439
NCSoft Corp. 97 66,336
Netmarble Corp.
a,b
254 26,190
Orion Corp. 68 6,502
POSCO 394 72,224
Samsung Biologics Co. Ltd.
a,b
100 60,104
Samsung C&T Corp. 583 56,774
Samsung Electro-Mechanics Co. Ltd. 360 42,355
Samsung Electronics Co. Ltd. 31,400 1,566,264
Samsung Fire & Marine Insurance Co. Ltd. 203 32,023
Samsung Life Insurance Co. Ltd. 674 37,540
Samsung SDI Co. Ltd. 343 133,609
Samsung SDS Co. Ltd. 250 37,124
Shinhan Financial Group Co. Ltd. 2,704 72,324
SK Holdings Co. Ltd. 229 36,831
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
South Korea – 11.8% (continued)
SK Hynix, Inc. 2,914 205,190
SK Innovation Co. Ltd. 351 38,821
SK Telecom Co. Ltd. 260 49,035
S-Oil Corp. 50 2,393
Woori Financial Group, Inc. 2,840 22,250
4,060,630
Taiwan – 12.0%
Accton Technology Corp. 3,000 21,763
Advantech Co. Ltd. 3,299 33,332
ASE Technology Holding Co. Ltd. 28,000 61,867
Asia Cement Corp. 10,000 14,386
Asustek Computer, Inc. 4,000 33,912
Catcher Technology Co. Ltd. 5,000 31,552
Cathay Financial Holding Co. Ltd. 51,000 68,467
Chailease Holding Co. Ltd. 7,280 35,250
Chang Hwa Commercial Bank Ltd. 41,600 24,797
Cheng Shin Rubber Industry Co. Ltd. 14,000 17,669
China Development Financial Holding Corp. 81,000 23,731
China Life Insurance Co. Ltd. 11,660 7,806
China Steel Corp. 78,000 55,357
Chunghwa Telecom Co. Ltd. 23,000 86,038
CTBC Financial Holding Co. Ltd. 110,000 69,415
Delta Electronics, Inc. 12,000 79,710
E.Sun Financial Holding Co. Ltd. 78,817 66,959
Far Eastern New Century Corp. 22,000 19,805
Far Eastone Telecommunications Co. Ltd. 10,000 20,976
Feng Tay Enterprise Co. Ltd. 3,600 21,774
First Financial Holding Co. Ltd. 57,950 40,621
Formosa Chemicals & Fibre Corp. 23,000 55,322
Formosa Petrochemical Corp. 11,000 30,227
Formosa Plastics Corp. 25,000 69,135
Fubon Financial Holding Co. Ltd. 46,000 65,453
Globalwafers Co. Ltd. 2,000 29,017
Hon Hai Precision Industry Co. Ltd. 76,000 205,919
Hotai Motor Co. Ltd. 2,000 42,093
Hua Nan Financial Holdings Co. Ltd. 53,417 32,121
Lite-On Technology Corp. 15,000 24,411
MediaTek, Inc. 9,000 213,330
Mega Financial Holding Co. Ltd. 66,000 63,569
Nan Ya Plastics Corp. 32,000 65,670
Nanya Technology Corp. 8,000 16,166
Novatek Microelectronics Corp. 3,000 28,004
Pegatron Corp. 12,000 25,801
President Chain Store Corp. 4,000 36,079
Quanta Computer, Inc. 18,000 45,309
Realtek Semiconductor Corp. 3,000 37,286
Shanghai Commercial & Savings Bank Ltd. (The) 29,000 37,564
Shin Kong Financial Holding Co. Ltd. 73,000 20,315
SinoPac Financial Holdings Co. Ltd. 85,000 31,797
Taishin Financial Holding Co. Ltd. 76,341 33,629
Taiwan Cement Corp. 25,200 35,725
Taiwan Cooperative Financial Holding Co. Ltd. 59,740 40,100
Taiwan High Speed Rail Corp. 12,000 12,691
Taiwan Mobile Co. Ltd. 10,000 34,157
Taiwan Semiconductor Manufacturing Co. Ltd. 110,000 1,661,335
Uni-President Enterprises Corp. 34,000 72,865
United Microelectronics Corp. 60,000 64,398
Vanguard International Semiconductor Corp. 5,000 16,292
Win Semiconductors Corp. 2,000 21,746
Wiwynn Corp. 1,000 25,416
Yageo Corp. 2,000 24,857

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 87.8% (continued)
Taiwan – 12.0% (continued)
Yuanta Financial Holding Co. Ltd. 68,640 42,595
Zhen Ding Technology Holding Ltd. 3,000 12,691
4,108,272
Tanzania – 0.2%
AngloGold Ashanti Ltd. 2,478 56,248
Thailand – 1.4%
Advanced INFO Service PCL, NVDR 5,100 28,226
Airports of Thailand PCL, NVDR 22,600 37,525
Asset World Corp. PCL, NVDR 18,200 1,705
Bangkok Bank PCL, NVDR 5,400 16,763
Bangkok Dusit Medical Services PCL, NVDR 44,000 24,705
Bangkok Expressway & Metro PCL, NVDR 78,200 20,574
Bank of Ayudhya PCL, NVDR 21,300 12,916
Berli Jucker PCL, NVDR 2,800 2,583
BTS Group Holdings PCL, NVDR 16,000 4,569
Central Pattana PCL, NVDR 300 371
Central Retail Corp. PCL, NVDR
a
17,700 15,191
Charoen Pokphand Foods PCL, NVDR 30,300 24,547
CP ALL PCL, NVDR
a
25,400 43,804
Electricity Generating PCL, NVDR 400 2,130
Energy Absolute PCL, NVDR 15,600 19,020
Global Power Synergy PCL, NVDR 3,000 4,981
Gulf Energy Development PCL, NVDR 10,120 9,254
Home Product Center PCL, NVDR 25,000 11,230
Indorama Ventures PCL, NVDR 1,000 709
Intouch Holdings PCL, NVDR 9,000 15,449
Kasikornbank PCL, NVDR 400 979
Krung Thai Bank PCL, NVDR 65,900 18,289
PTT Exploration & Production PCL, NVDR 12,900 32,594
PTT Global Chemical PCL, NVDR 7,000 8,984
PTT PCL, NVDR 64,500 64,153
Siam Cement PCL (The), NVDR 2,100 22,774
Siam Commercial Bank PCL (The), NVDR 11,900 24,817
468,842
Turkey – 0.3%
Akbank T.A.S.
a
24,198 13,769
Aselsan Elektronik Sanayi ve Ticaret AS 3,722 7,437
BIM Birlesik Magazalar AS 2,602 20,734
Enka Insaat ve Sanayi AS 12,338 10,612
Eregli Demir ve Celik Fabrikalari TAS 11,492 13,064
KOC Holding AS 3,879 6,552
Tupras Turkiye Petrol Rafinerileri AS
a
1,122 10,005
Turk Telekomunikasyon AS 100 77
Turkcell Iletisim Hizmetleri AS 1,987 3,461
Turkiye Garanti Bankasi AS
a
11,123 8,757
Turkiye Is Bankasi AS, Class C
a
15,075 9,189
103,657
United Arab Emirates – 0.6%
Abu Dhabi Commercial Bank PJSC 17,599 28,124
Emirates NBD Bank PJSC 8,011 20,719
Emirates Telecommunications Group Co. PJSC 9,907 45,528
First Abu Dhabi Bank PJSC 25,019 78,058
International Holdings Co. PJSC
a
2,197 22,944
195,373
United States – 0.0%
JBS SA 5,700 19,138
Total Common Stocks (cost $24,485,547) 30,164,228
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.1%
Brazil – 1.1%
Banco Bradesco SA, 3.33% 26,600 92,726
Centrais Eletricas Brasileiras SA, Class B, 5.77% 900 4,831
Itau Unibanco Holding SA, 5.05% 30,500 124,253
Itausa - Investimentos Itau SA, 2.97% 29,100 45,876
Lojas Americanas SA, 0.67% 1,500 5,999
Petroleo Brasileiro SA, 2.80% 24,900 81,705
Telefonica Brasil SA, 7.42% 1,000 7,378
362,768
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
2.88% 654 23,869
Colombia – 0.0%
Bancolombia SA, 6.61% 1,896 12,120
Grupo Aval Acciones y Valores SA, 6.74% 25,691 5,865
17,985
Russia – 0.1%
Sberbank of Russia PJSC, 9.35% 4,890 11,910
Surgutneftegas PJSC, 2.56% 65,000 29,647
Tatneft PJSC, Series 3, 8.57% 200 1,000
42,557
South Korea – 0.8%
Amorepacific Corp., 1.89% 24 1,108
Amorepacific Group, 1.72% 30 450
Hyundai Motor Co., 3.82% 229 15,863
Hyundai Motor Co., 3.79% 160 11,266
Hyundai Motor Co., 3.96% 35 2,341
LG Chem Ltd., 0.65% 40 10,928
LG Electronics, Inc., 2.45% 102 2,890
LG Household & Health Care Ltd., 1.58% 16 9,744
Samsung Electro-Mechanics Co. Ltd., 1.88% 16 849
Samsung Electronics Co. Ltd., 2.71% 5,000 220,763
Samsung Fire & Marine Insurance Co. Ltd.,
5.89% 24 3,003
S-Oil Corp., 0.39% 20 554
279,759
Total Preferred Stocks (cost $664,751) 726,938
Exchange-Traded Funds – 9.8%
United States – 9.8%
iShares MSCI India ETF
c
(cost $2,602,455) 99,540 3,343,549
Principal
Amount ($)
Short-Term Investments – 0.1%
U.S. Treasury Securities – 0.1%
U.S. Treasury Bills, 0.16%-0.17%, 2/25/2021
d,e
(cost $44,977) 45,000 44,986
Shares
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
f,g
(cost $28,912) 28,912 28,912

a
Non-income producing security.
b
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $925,149 or 2.69% of net asset.
c
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $2,248,098 and the value of the collateral was $2,308,125, consisting of cash collateral of
$1,827,114 and U.S. Government & Agency securities valued at $481,011.
d
Held by a counterparty for open exchange traded derivative contracts.
e
Security is a discount security. Income is recognized through the accretion of discount.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
g
The rate shown is the 1-day yield as of October 31, 2020.
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 5.3%
Registered Investment Companies – 5.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
f,g
(cost $1,827,114) 1,827,114 1,827,114
Total Investments (cost $29,653,756) 105.2% 36,135,727
Liabilities, Less Cash and Receivables (5.2)% (1,784,984)
Net Assets 100.0% 34,350,743
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
NVDR—Non-Voting Depositary Receipt
Description
Value
4/24/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 6,321,872 (6,292,960) — — 28,912 0.1 200
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 11,535,605 (9,708,491) — — 1,827,114 5.3 1,987
2
Total — 17,857,477 (16,001,451) — — 1,856,026 5.4 2,187
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer Discretionary 20.9
Financials 16.9
Information Technology 16.0
Registered Investment Companies 15.2
Communication Services 13.1
Materials 5.4
Consumer Staples 4.9
Energy 3.6
Health Care 3.1
Industrials 2.7
Real Estate 1.8
Utilities 1.5
U.S. Treasury Securities 0.1
105.2

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 2 12/18/2020 111,484 110,190 (1,294)

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.3%
Ally Auto Receivables Trust, Series 2019-2, Class
A3, 2.23%, 1/16/2024 25,000 25,442
Carmax Auto Owner Trust, Series 2018-4, Class
A3, 3.36%, 9/15/2023 48,545 49,663
Discover Card Execution Note Trust, Series
2019-A1, Class A1, 3.04%, 7/15/2024 30,000 31,006
Hyundai Auto Receivables Trust, Series 2020-B,
Class A3, 0.48%, 12/16/2024 10,000 9,994
Total Asset-Backed Securities (cost
$115,744) 116,105
Commercial Mortgage-Backed Securities – 1.3%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 54,320
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 51,291
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 27,210
COMM Mortgage Trust, Series 2015-LC23, Class
A4, 3.77%, 10/10/2048 50,000 55,609
CSAIL Commercial Mortgage Trust, Series 2018-
CX11, Class A4, 3.77%, 4/15/2051 50,000 56,609
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 87,982
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 28,106
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C17, Class A5, 3.74%,
8/15/2047 35,000 37,967
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A3, 3.72%, 2/15/2051 30,000 33,922
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class A5, 3.37%, 1/15/2059 50,000 54,777
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A4, 3.07%, 6/15/2046 39,000 40,821
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 32,512
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 10,931
Total Commercial Mortgage-Backed
Securities (cost $562,621) 572,057
Corporate Bonds – 28.0%
Basic Materials – 0.8%
Air Products And Chemicals, Inc.
2.05%, 5/15/2030 10,000 10,445
2.80%, 5/15/2050 10,000 10,381
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 22,805
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 17,301
Ecolab, Inc.
4.80%, 3/24/2030 5,000 6,342
1.30%, 1/30/2031 20,000 19,508
2.13%, 8/15/2050 10,000 8,975
Huntsman International LLC, 4.50%, 5/01/2029 10,000 11,205
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 13,613
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 19,915
3.80%, 10/01/2060 10,000 9,661
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 11,148
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Basic Materials – 0.8% (continued)
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,870
4.88%, 11/15/2041 10,000 10,563
Newmont Corp., 4.88%, 3/15/2042 15,000 19,893
Nucor Corp., 4.13%, 9/15/2022 25,000 26,452
Nutrien Ltd., 4.20%, 4/01/2029 20,000 23,562
Southern Copper Corp.
3.88%, 4/23/2025 10,000 11,057
5.88%, 4/23/2045
a
20,000 27,349
Vale Overseas Ltd.
6.25%, 8/10/2026 50,000 59,593
6.88%, 11/10/2039 5,000 6,811
357,449
Communications – 2.8%
Alphabet, Inc.
1.10%, 8/15/2030 10,000 9,780
2.25%, 8/15/2060 10,000 8,957
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 25,987
1.50%, 6/03/2030 10,000 10,111
4.05%, 8/22/2047 35,000 44,835
2.70%, 6/03/2060 10,000 10,159
America Movil SAB de CV, 2.88%, 5/07/2030 50,000 53,772
AT&T, Inc.
3.40%, 5/15/2025 10,000 11,026
4.30%, 2/15/2030 25,000 29,159
3.50%, 6/01/2041 50,000 50,841
3.50%, 9/15/2053
b
24,000 22,839
Baidu, Inc.
3.88%, 9/29/2023 20,000 21,459
4.13%, 6/30/2025 20,000 22,226
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 27,641
4.91%, 7/23/2025 10,000 11,512
4.80%, 3/01/2050 10,000 11,403
3.70%, 4/01/2051 15,000 14,595
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 27,814
Comcast Corp.
4.15%, 10/15/2028 25,000 29,740
4.60%, 10/15/2038 25,000 31,786
3.75%, 4/01/2040 40,000 46,679
2.80%, 1/15/2051 20,000 19,785
4.95%, 10/15/2058 15,000 21,610
Corning, Inc., 4.38%, 11/15/2057 35,000 40,885
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 15,520
Discovery Communications LLC
3.95%, 3/20/2028 25,000 28,123
4.00%, 9/15/2055
b
24,000 24,412
Fox Corp.
4.71%, 1/25/2029 10,000 11,887
3.50%, 4/08/2030 10,000 11,179
Grupo Televisa Sab, 5.00%, 5/13/2045 45,000 50,559
Motorola Solutions, Inc., 5.50%, 9/01/2044 37,000 43,599
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 38,665

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Communications – 2.8% (continued)
TD Ameritrade Holding Corp.
2.95%, 4/01/2022 10,000 10,322
2.75%, 10/01/2029 50,000 54,714
Telefonica Emisiones SA, 7.05%, 6/20/2036 20,000 28,826
Time Warner Cable LLC, 7.30%, 7/01/2038 10,000 14,097
T-Mobile USA, Inc.
1.50%, 2/15/2026
b
20,000 20,099
3.75%, 4/15/2027
b
10,000 11,182
2.05%, 2/15/2028
b
30,000 30,445
3.88%, 4/15/2030
b
10,000 11,242
2.55%, 2/15/2031
a,b
45,000 45,857
4.50%, 4/15/2050
b
10,000 11,648
TWDC Enterprises 18 Corp.
2.55%, 2/15/2022 10,000 10,278
4.13%, 6/01/2044 30,000 35,903
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 32,610
3.85%, 11/01/2042 20,000 23,497
2.99%, 10/30/2056
b
23,000 23,243
ViacomCBS , Inc.
4.38%, 3/15/2043 20,000 21,673
4.95%, 5/19/2050 10,000 11,739
Vodafone Group PLC
4.38%, 5/30/2028 25,000 29,536
5.25%, 5/30/2048 10,000 12,995
1,268,451
Consumer, Cyclical – 2.1%
American Honda Finance Corp.
0.40%, 10/21/2022 20,000 20,032
1.20%, 7/08/2025 20,000 20,207
Aptiv Corp., 4.15%, 3/15/2024 15,000 16,493
AutoNation, Inc., 4.75%, 6/01/2030 25,000 29,331
AutoZone, Inc., 3.25%, 4/15/2025 15,000 16,394
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,771 15,530
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 33,707
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 49,675
Dollar General Corp., 3.50%, 4/03/2030 10,000 11,363
General Motors Co., 6.60%, 4/01/2036 15,000 18,852
General Motors Financial Co., Inc.
5.20%, 3/20/2023 50,000 54,290
3.70%, 5/09/2023 20,000 21,018
1.70%, 8/18/2023 10,000 10,089
4.35%, 1/17/2027 20,000 21,912
Hasbro, Inc., 2.60%, 11/19/2022 15,000 15,504
Home Depot, Inc. (The), 3.50%, 9/15/2056 25,000 28,940
Hyatt Hotels Corp., 4.38%, 9/15/2028 25,000 25,484
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 40,000 41,050
Las Vegas Sands Corp., 3.20%, 8/08/2024 15,000 15,173
Lowe's Cos., Inc.
4.05%, 5/03/2047 10,000 11,930
3.00%, 10/15/2050 10,000 10,283
Magna International, Inc., 2.45%, 6/15/2030 10,000 10,466
McDonald's Corp.
2.63%, 9/01/2029 20,000 21,587
4.88%, 12/09/2045 15,000 19,537
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Consumer, Cyclical – 2.1% (continued)
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 10,837
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 19,535
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 22,191
2.63%, 2/10/2030 5,000 4,721
Starbucks Corp., 4.50%, 11/15/2048 10,000 12,353
Target Corp., 2.50%, 4/15/2026 75,000 82,139
Toyota Motor Credit Corp.
2.60%, 1/11/2022 75,000 77,002
0.35%, 10/14/2022 20,000 20,013
1.15%, 8/13/2027 20,000 19,881
Walgreens Boots Alliance, Inc., 4.50%,
11/18/2034 30,000 33,645
Walmart, Inc.
3.40%, 6/26/2023 50,000 53,912
3.25%, 7/08/2029 15,000 17,337
3.95%, 6/28/2038 10,000 12,492
4.05%, 6/29/2048 10,000 12,997
937,902
Consumer, Non-cyclical – 4.9%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,690
4.90%, 11/30/2046 20,000 28,190
AbbVie, Inc.
3.38%, 11/14/2021 25,000 25,745
3.20%, 11/21/2029
b
20,000 22,014
4.05%, 11/21/2039
b
10,000 11,480
4.40%, 11/06/2042 30,000 35,629
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 6/15/2030 15,000 15,219
Aetna, Inc., 2.75%, 11/15/2022 10,000 10,390
Altria Group, Inc.
4.40%, 2/14/2026 10,000 11,495
5.80%, 2/14/2039 15,000 19,070
4.50%, 5/02/2043 15,000 16,391
4.45%, 5/06/2050 15,000 16,709
Amgen, Inc.
3.88%, 11/15/2021 12,429 12,763
4.56%, 6/15/2048 20,000 25,260
2.77%, 9/01/2053
b
10,000 9,512
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
3.65%, 2/01/2026 50,000 56,146
4.90%, 2/01/2046 15,000 18,392
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 10,000 11,310
3.75%, 7/15/2042 20,000 21,455
5.80%, 1/23/2059 20,000 28,287
Anthem, Inc.
2.25%, 5/15/2030 10,000 10,279
6.38%, 6/15/2037 10,000 14,381
4.38%, 12/01/2047 10,000 12,401
Ascension Health, 3.95%, 11/15/2046 25,000 30,398
Banner Health, 2.34%, 1/01/2030 25,000 25,700
BAT Capital Corp.
3.22%, 9/06/2026 10,000 10,769
4.39%, 8/15/2037 20,000 21,434

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Consumer, Non-cyclical – 4.9% (continued)
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 30,111
Becton Dickinson And Co.
3.73%, 12/15/2024 10,000 11,018
3.70%, 6/06/2027 10,000 11,317
3.79%, 5/20/2050 20,000 22,243
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 10,403
2.65%, 6/01/2030 25,000 26,313
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 40,000 41,382
3.90%, 2/20/2028 10,000 11,736
4.55%, 2/20/2048 15,000 19,848
Campbell Soup Co.
2.38%, 4/24/2030 19,000 19,598
3.13%, 4/24/2050 15,000 14,971
Cigna Corp.
4.13%, 11/15/2025 30,000 34,374
4.50%, 2/25/2026 5,000 5,813
Clorox Co. (The), 3.50%, 12/15/2024 10,000 11,059
Coca-Cola Co. (The)
1.00%, 3/15/2028 20,000 19,829
2.50%, 3/15/2051 20,000 19,778
Colgate-Palmolive Co., 3.70%, 8/01/2047 20,000 26,065
CommonSpirit Health, 3.35%, 10/01/2029 10,000 10,450
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 15,000 13,696
Conagra Brands, Inc., 3.20%, 1/25/2023 10,000 10,502
Constellation Brands, Inc.
4.65%, 11/15/2028 10,000 12,002
3.75%, 5/01/2050 15,000 16,611
CVS Health Corp.
3.00%, 8/15/2026 10,000 10,894
3.63%, 4/01/2027 10,000 11,205
1.30%, 8/21/2027 20,000 19,696
4.30%, 3/25/2028 10,000 11,598
3.75%, 4/01/2030 15,000 17,054
5.05%, 3/25/2048 40,000 50,767
Eli Lilly & Co., 3.95%, 3/15/2049 15,000 18,632
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 15,434
Equifax, Inc., 2.60%, 12/15/2025 15,000 16,081
General Mills, Inc.
4.20%, 4/17/2028 25,000 29,334
2.88%, 4/15/2030 10,000 10,835
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 23,707
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 23,752
Gilead Sciences, Inc.
3.50%, 2/01/2025 50,000 55,013
2.95%, 3/01/2027 25,000 27,287
1.65%, 10/01/2030 25,000 24,641
2.80%, 10/01/2050 25,000 23,872
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/2038 20,000 30,549
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Consumer, Non-cyclical – 4.9% (continued)
HCA, Inc.
5.00%, 3/15/2024 10,000 11,193
5.25%, 4/15/2025 10,000 11,582
5.25%, 6/15/2049 5,000 6,115
Humana, Inc., 3.85%, 10/01/2024 30,000 33,109
Johnson & Johnson
2.63%, 1/15/2025 25,000 27,096
0.55%, 9/01/2025 10,000 10,060
1.30%, 9/01/2030 25,000 24,928
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 15,000 16,265
4.60%, 5/25/2028 20,000 23,908
3.80%, 5/01/2050 10,000 11,389
Kroger Co. (The), 3.40%, 4/15/2022 10,000 10,358
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 10,000 11,055
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 30,669
McCormick & Co., Inc., 3.15%, 8/15/2024 10,000 10,834
Merck & Co., Inc.
3.90%, 3/07/2039 10,000 12,295
4.15%, 5/18/2043 15,000 18,996
Mondelez International, Inc., 2.13%, 4/13/2023 15,000 15,552
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 20,967
Series 2019, 3.74%, 7/01/2049 25,000 25,887
Mylan NV, 3.95%, 6/15/2026 10,000 11,271
Mylan, Inc.
4.20%, 11/29/2023 25,000 27,346
4.55%, 4/15/2028 10,000 11,618
New York And Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 10,000 10,929
Novartis Capital Corp., 4.40%, 5/06/2044 20,000 26,718
Partners Healthcare System, Inc., Series 2020,
3.19%, 7/01/2049 25,000 25,919
PepsiCo, Inc.
3.50%, 3/19/2040 20,000 23,741
2.88%, 10/15/2049 20,000 21,353
Pfizer, Inc.
4.00%, 12/15/2036 20,000 24,641
2.55%, 5/28/2040 25,000 25,721
Philip Morris International, Inc., 4.25%,
11/10/2044 15,000 17,930
Procter & Gamble Co. (The), 3.00%, 3/25/2030 20,000 22,985
S&P Global, Inc., 1.25%, 8/15/2030 10,000 9,748
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 27,819
Stryker Corp., 3.38%, 11/01/2025 10,000 11,156
SYSCO Corp.
4.85%, 10/01/2045 15,000 17,372
3.30%, 2/15/2050 20,000 18,971
Thermo Fisher Scientific, Inc.
4.15%, 2/01/2024 10,000 11,020
2.95%, 9/19/2026 10,000 11,066
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 10,502

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Consumer, Non-cyclical – 4.9% (continued)
UnitedHealth Group, Inc.
2.88%, 8/15/2029 25,000 27,733
4.45%, 12/15/2048 10,000 13,231
3.88%, 8/15/2059 15,000 18,289
Upjohn, Inc., 4.00%, 6/22/2050
b
10,000 10,590
William Marsh Rice University, 3.57%,
5/15/2045 15,000 17,521
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,681
3.05%, 1/15/2026 15,000 16,408
Zoetis, Inc., 3.90%, 8/20/2028 40,000 46,875
2,223,391
Energy – 2.3%
Boardwalk Pipelines LP, 3.40%, 2/15/2031 15,000 14,425
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,907
3.59%, 4/14/2027 30,000 33,327
3.63%, 4/06/2030 10,000 11,310
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 38,808
Canadian Natural Resources Ltd., 7.20%,
1/15/2032 15,000 18,990
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 11,330
Chevron Corp., 2.36%, 12/05/2022 25,000 25,921
Chevron USA, Inc.
0.43%, 8/11/2023 10,000 9,997
2.34%, 8/12/2050 15,000 13,696
Cimarex Energy Co., 4.38%, 3/15/2029 10,000 10,768
CNOOC Petroleum North America Ulc , 6.40%,
5/15/2037 20,000 29,167
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 23,809
Diamondback Energy, Inc., 3.25%, 12/01/2026 15,000 15,370
Ecopetrol SA
5.88%, 9/18/2023 40,000 44,224
5.88%, 5/28/2045 10,000 10,883
Energy Transfer Operating LP
3.75%, 5/15/2030 25,000 24,566
6.25%, 4/15/2049 20,000 21,132
Enterprise Products Operating LLC
4.45%, 2/15/2043 25,000 26,894
3.95%, 1/31/2060 10,000 9,772
Equinor ASA
2.65%, 1/15/2024 10,000 10,614
3.70%, 3/01/2024 15,000 16,479
3.25%, 11/10/2024 25,000 27,413
Exxon Mobil Corp.
2.73%, 3/01/2023
a
25,000 26,244
3.10%, 8/16/2049 10,000 10,004
4.33%, 3/19/2050 10,000 12,070
Halliburton Co., 3.50%, 8/01/2023 15,000 15,846
Hess Corp., 3.50%, 7/15/2024 10,000 10,272
HollyFrontier Corp.
2.63%, 10/01/2023 50,000 49,536
4.50%, 10/01/2030 25,000 23,510
Kinder Morgan Energy Partners LP, 5.00%,
8/15/2042 25,000 26,716
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Energy – 2.3% (continued)
Kinder Morgan, Inc.
4.30%, 3/01/2028 25,000 28,289
3.25%, 8/01/2050 10,000 9,026
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 11,675
4.50%, 4/01/2048 10,000 9,593
MPLX LP
1.75%, 3/01/2026 15,000 14,946
4.90%, 4/15/2058 10,000 9,897
National Oilwell Varco, Inc., 3.60%, 12/01/2029 10,000 9,494
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 15,994
ONEOK, Inc., 4.35%, 3/15/2029 25,000 26,105
Phillips 66
3.90%, 3/15/2028
a
20,000 21,914
2.15%, 12/15/2030 5,000 4,694
Sabine Pass Liquefaction LLC, 5.00%,
3/15/2027 15,000 16,837
Shell International Finance BV
4.38%, 5/11/2045 10,000 12,047
3.75%, 9/12/2046 35,000 38,586
3.13%, 11/07/2049 10,000 10,108
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 21,956
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 33,798
Total Capital International SA
2.43%, 1/10/2025 10,000 10,610
3.46%, 2/19/2029 10,000 11,365
TransCanada PipeLines Ltd., 4.88%, 1/15/2026 25,000 29,297
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/2030
b
15,000 16,085
Valero Energy Corp., 4.00%, 4/01/2029 20,000 20,903
Williams Cos., Inc. (The)
6.30%, 4/15/2040 20,000 24,255
5.75%, 6/24/2044 15,000 17,334
1,058,808
Financial – 8.6%
Air Lease Corp., 3.00%, 2/01/2030 25,000 23,380
Aircastle Ltd., 5.00%, 4/01/2023 15,000 15,294
Alleghany Corp., 3.63%, 5/15/2030 50,000 55,964
Ally Financial, Inc.
3.88%, 5/21/2024 25,000 26,864
8.00%, 11/01/2031 60,000 81,861
American Express Co., 3.40%, 2/22/2024 50,000 54,209
American International Group, Inc., 4.50%,
7/16/2044 20,000 23,968
American Tower Corp.
3.50%, 1/31/2023 50,000 53,112
3.70%, 10/15/2049 20,000 21,600
3.10%, 6/15/2050 20,000 19,582
Ameriprise Financial, Inc., 3.00%, 4/02/2025 10,000 10,846
AON Corp., 2.80%, 5/15/2030 25,000 26,829
Ares Capital Corp., 3.88%, 1/15/2026 10,000 10,247
AvalonBay Communities, Inc., 2.45%,
1/15/2031 20,000 21,167
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 16,334
Bancolombia SA, 3.00%, 1/29/2025 20,000 20,253
Bancorpsouth Bank, 4.13%, 11/20/2029 50,000 50,422

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Financial – 8.6% (continued)
Bank of America Corp.
Series G, 3.30%, 1/11/2023 17,000 18,026
4.13%, 1/22/2024 25,000 27,634
4.00%, 1/22/2025 20,000 22,238
3.37%, 1/23/2026 50,000 54,541
2.02%, 2/13/2026 10,000 10,355
1.32%, 6/19/2026 10,000 10,061
1.20%, 10/24/2026 10,000 10,018
3.56%, 4/23/2027 20,000 22,284
Series L, 4.18%, 11/25/2027 20,000 22,886
2.59%, 4/29/2031 15,000 15,700
1.90%, 7/23/2031 5,000 4,957
1.92%, 10/24/2031 10,000 9,927
4.08%, 4/23/2040 15,000 17,952
2.68%, 6/19/2041 10,000 10,089
4.33%, 3/15/2050 30,000 38,029
Bank of Montreal, 4.34%, 10/05/2028 40,000 43,227
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,593
4.50%, 12/16/2025 20,000 23,078
Berkshire Hathaway Finance Corp., 4.20%,
8/15/2048 10,000 12,543
Berkshire Hathaway, Inc., 2.75%, 3/15/2023 25,000 26,289
Boston Properties LP, 4.50%, 12/01/2028 75,000 87,959
Brighthouse Financial, Inc., 5.63%, 5/15/2030 20,000 23,615
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 10,714
Brookfield Finance LLC, 3.45%, 4/15/2050 10,000 9,791
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 53,907
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 27,282
3.20%, 2/05/2025 20,000 21,591
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 16,921
Citigroup, Inc.
4.05%, 7/30/2022 15,000 15,889
3.14%, 1/24/2023 20,000 20,609
3.50%, 5/15/2023 10,000 10,707
4.04%, 6/01/2024 10,000 10,838
3.11%, 4/08/2026 15,000 16,196
4.45%, 9/29/2027 15,000 17,317
3.98%, 3/20/2030 20,000 22,942
4.41%, 3/31/2031 15,000 17,808
4.75%, 5/18/2046 15,000 18,806
4.65%, 7/23/2048 30,000 38,917
Credit Suisse AG/New York NY, 1.00%,
5/05/2023 20,000 20,247
Crown Castle International Corp.
5.20%, 2/15/2049 15,000 19,403
4.15%, 7/01/2050 15,000 17,207
Deutsche Bank AG, 4.10%, 1/13/2026 15,000 16,121
Deutsche Bank AG/NY, 4.10%, 1/13/2026 25,000 26,967
ERP Operating LP, 3.00%, 7/01/2029 20,000 21,870
Fidelity National Financial, Inc., 3.40%,
6/15/2030 25,000 26,694
Fifth Third Bancorp, 3.65%, 1/25/2024 25,000 27,229
FS KKR Capital Corp., 4.13%, 2/01/2025 10,000 9,925
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 21,902
5.38%, 4/15/2026 15,000 16,677
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Financial – 8.6% (continued)
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 15,000 16,542
4.25%, 10/21/2025 20,000 22,710
3.85%, 1/26/2027 75,000 84,335
4.22%, 5/01/2029 20,000 23,327
6.75%, 10/01/2037 20,000 29,246
Healthpeak Properties, Inc., 4.20%, 3/01/2024 10,000 10,969
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 56,683
2.65%, 9/15/2040 30,000 30,172
4.25%, 9/21/2048 10,000 12,320
International Lease Finance Corp., 5.88%,
8/15/2022 35,000 37,323
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,479
JPMorgan Chase & Co.
3.20%, 1/25/2023 25,000 26,557
3.63%, 5/13/2024 20,000 22,035
2.08%, 4/22/2026 15,000 15,680
2.74%, 10/15/2030 35,000 37,438
4.49%, 3/24/2031 30,000 36,361
5.50%, 10/15/2040 100,000 143,075
Kimco Realty Corp., 3.30%, 2/01/2025 10,000 10,830
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 14,561
Korea Development Bank (The), 2.13%,
10/01/2024 15,000 15,731
Kreditanstalt Fuer Wiederaufbau
3.13%, 12/15/2021 60,000 61,948
0.25%, 10/19/2023 25,000 24,974
2.63%, 2/28/2024 50,000 53,814
0.38%, 7/18/2025 5,000 4,974
Landwirtschaftliche Rentenbank , 2.38%,
6/10/2025 40,000 43,367
Lincoln National Corp., 3.05%, 1/15/2030 25,000 26,830
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039 25,000 32,749
Mastercard , Inc.
3.30%, 3/26/2027 15,000 17,008
3.85%, 3/26/2050 10,000 12,489
MetLife, Inc., 4.05%, 3/01/2045 15,000 18,146
Mitsubishi UFJ Financial Group, Inc., 3.96%,
3/02/2028 25,000 28,775
Morgan Stanley
4.00%, 7/23/2025 25,000 28,421
3.13%, 7/27/2026 50,000 55,291
3.95%, 4/23/2027 25,000 28,232
4.43%, 1/23/2030 25,000 29,951
4.38%, 1/22/2047 25,000 32,821
Natwest Group PLC, 6.00%, 12/19/2023 25,000 28,055
Navient Solutions LLC, 10/03/2022
c
30,000 29,544
Northern Trust Corp., 3.15%, 5/03/2029 25,000 28,143
Office Properties Income Trust, 4.50%,
2/01/2025 10,000 10,150
OMEGA Healthcare Investors, Inc., 4.50%,
4/01/2027 15,000 16,250
Owl Rock Capital Corp., 3.75%, 7/22/2025 10,000 9,967
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 10,000 10,583
2.60%, 7/23/2026 30,000 32,638
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 11,948

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Financial – 8.6% (continued)
Prudential Financial, Inc.
5.88%, 9/15/2042 15,000 15,859
5.38%, 5/15/2045 50,000 53,898
3.94%, 12/07/2049 10,000 11,336
4.35%, 2/25/2050 15,000 18,056
Raymond James Financial, Inc., 4.65%,
4/01/2030 10,000 12,078
Regions Financial Corp., 2.75%, 8/14/2022 27,000 28,044
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 9,897
Royal Bank of Canada, 2.75%, 2/01/2022 25,000 25,753
Simon Property Group LP, 4.75%, 3/15/2042 20,000 22,511
Spirit Realty LP
4.00%, 7/15/2029 15,000 15,751
3.20%, 2/15/2031 10,000 10,005
Sumitomo Mitsui Financial Group, Inc., 2.85%,
1/11/2022 50,000 51,414
Synchrony Financial
4.25%, 8/15/2024 10,000 10,932
3.70%, 8/04/2026 15,000 16,178
5.15%, 3/19/2029 50,000 58,793
Toronto-Dominion Bank (The), 3.25%,
3/11/2024 25,000 27,099
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 22,322
Truist Bank, 3.00%, 2/02/2023 50,000 52,699
Truist Financial Corp.
3.75%, 12/06/2023 50,000 54,717
2.50%, 8/01/2024 10,000 10,646
3.88%, 3/19/2029 10,000 11,536
Unum Group, 4.50%, 12/15/2049 10,000 9,832
US Bancorp
3.60%, 9/11/2024 10,000 11,048
1.45%, 5/12/2025 35,000 36,102
Ventas Realty LP
3.00%, 1/15/2030 15,000 15,357
4.88%, 4/15/2049 10,000 11,148
Visa, Inc., 3.15%, 12/14/2025 25,000 27,815
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023 20,000 21,215
3.75%, 1/24/2024 10,000 10,862
3.55%, 9/29/2025 25,000 27,824
2.19%, 4/30/2026 15,000 15,611
3.00%, 10/23/2026 10,000 10,947
4.15%, 1/24/2029 20,000 23,300
Series B, 7.95%, 11/15/2029 15,000 19,989
3.07%, 4/30/2041 65,000 67,415
4.75%, 12/07/2046 20,000 24,620
Welltower , Inc., 3.63%, 3/15/2024 10,000 10,845
Western Union Co. (The), 2.85%, 1/10/2025 15,000 15,841
Willis North America, Inc., 5.05%, 9/15/2048 10,000 13,478
3,912,625
Industrial – 2.3%
3M Co., 2.88%, 10/15/2027 75,000 83,040
Amphenol Corp., 2.80%, 2/15/2030 20,000 21,859
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Industrial – 2.3% (continued)
Boeing Co. (The)
4.88%, 5/01/2025 10,000 10,877
2.95%, 2/01/2030 10,000 9,424
5.15%, 5/01/2030 10,000 11,117
6.13%, 2/15/2033 10,000 11,865
3.60%, 5/01/2034 25,000 23,916
6.63%, 2/15/2038 25,000 30,210
5.81%, 5/01/2050 10,000 11,751
3.83%, 3/01/2059 10,000 8,731
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 25,999
4.90%, 4/01/2044 15,000 20,214
Caterpillar Financial Services Corp.
3.30%, 6/09/2024 10,000 10,918
1.45%, 5/15/2025 20,000 20,608
CSX Corp.
3.35%, 11/01/2025 25,000 27,900
4.75%, 11/15/2048 13,000 17,050
Deere & Co.
2.75%, 4/15/2025 10,000 10,861
3.90%, 6/09/2042 25,000 31,344
FedEx Corp.
4.25%, 5/15/2030 10,000 12,019
4.75%, 11/15/2045 15,000 18,673
4.40%, 1/15/2047 10,000 11,893
FLIR Systems, Inc., 2.50%, 8/01/2030 25,000 25,651
GATX Corp., 4.70%, 4/01/2029 30,000 35,973
General Dynamics Corp.
3.50%, 4/01/2027 10,000 11,427
4.25%, 4/01/2040 10,000 12,640
General Electric Co.
Series G, 3.15%, 9/07/2022 10,000 10,434
3.38%, 3/11/2024 25,000 26,869
3.45%, 5/01/2027 10,000 10,594
Jabil, Inc., 3.95%, 1/12/2028 10,000 10,928
John Deere Capital Corp., 3.45%, 1/10/2024 10,000 10,887
Keysight Technologies, Inc., 3.00%, 10/30/2029 10,000 10,816
Lockheed Martin Corp., 3.10%, 1/15/2023 10,000 10,550
Norfolk Southern Corp., 3.00%, 4/01/2022 15,000 15,455
Northrop Grumman Corp., 5.05%, 11/15/2040 20,000 26,579
Parker-Hannifin Corp.
2.70%, 6/14/2024 50,000 53,365
3.25%, 6/14/2029 50,000 56,073
Raytheon Technologies Corp.
7.20%, 8/15/2027
b
25,000 33,687
4.63%, 11/16/2048 25,000 32,618
3.13%, 7/01/2050 25,000 26,357
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 20,113
Ryder System, Inc.
2.88%, 6/01/2022 15,000 15,510
2.50%, 9/01/2022 15,000 15,494
Textron, Inc., 4.30%, 3/01/2024 25,000 27,339
Union Pacific Corp.
4.50%, 9/10/2048 10,000 13,099
4.10%, 9/15/2067 25,000 28,902
United Parcel Service, Inc.
3.05%, 11/15/2027 25,000 27,921
5.30%, 4/01/2050 20,000 29,106

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Industrial – 2.3% (continued)
Waste Management, Inc.
2.40%, 5/15/2023 10,000 10,425
4.15%, 7/15/2049 15,000 18,926
1,058,007
Technology – 1.8%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 11,306
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,859
Apple, Inc.
2.15%, 2/09/2022 25,000 25,595
1.80%, 9/11/2024 10,000 10,449
0.55%, 8/20/2025 10,000 9,970
3.25%, 2/23/2026 50,000 55,898
1.25%, 8/20/2030 10,000 9,872
4.65%, 2/23/2046 25,000 34,108
2.55%, 8/20/2060 10,000 9,698
Applied Materials, Inc., 5.10%, 10/01/2035 30,000 40,836
Autodesk, Inc., 2.85%, 1/15/2030 10,000 11,001
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.00%, 1/15/2022 30,000 30,820
2.65%, 1/15/2023 30,000 31,205
3.63%, 1/15/2024 10,000 10,750
Broadcom, Inc.
2.25%, 11/15/2023 12,000 12,482
4.70%, 4/15/2025 10,000 11,364
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 11,090
Dell International LLC / EMC Corp., 4.90%,
10/01/2026
b
50,000 56,937
Hewlett Packard Enterprise Co., 1.45%,
4/01/2024 10,000 10,189
Intel Corp.
3.15%, 5/11/2027 30,000 33,557
3.10%, 2/15/2060 20,000 21,264
International Business Machines Corp., 4.00%,
6/20/2042 25,000 29,626
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,612
Microsoft Corp.
2.88%, 2/06/2024 30,000 32,175
4.25%, 2/06/2047 40,000 53,922
NetApp, Inc., 1.88%, 6/22/2025 10,000 10,339
NVIDIA Corp., 3.50%, 4/01/2040 20,000 23,183
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026
b
10,000 11,274
3.15%, 5/01/2027
b
10,000 10,829
Oracle Corp.
2.50%, 5/15/2022 25,000 25,740
2.65%, 7/15/2026 10,000 10,885
2.95%, 4/01/2030 22,000 24,264
4.00%, 11/15/2047 30,000 34,835
QUALCOMM, Inc., 2.60%, 1/30/2023 10,000 10,476
Seagate HDD Cayman, 4.13%, 1/15/2031
b
30,000 32,491
Texas Instruments, Inc., 2.25%, 9/04/2029 13,000 13,863
798,764
Utilities – 2.4%
American Water Capital Corp., 3.75%,
9/01/2028 40,000 46,371
Arizona Public Service Co., 3.35%, 5/15/2050 10,000 11,093
Atmos Energy Corp., 1.50%, 1/15/2031 25,000 24,843
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Utilities – 2.4% (continued)
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025
b
10,000 11,366
Black Hills Corp., 3.88%, 10/15/2049 10,000 11,029
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 24,348
4.00%, 3/01/2049 20,000 24,523
Consolidated Edison Co. of New York, Inc.,
4.63%, 12/01/2054 30,000 39,360
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 36,884
Duke Energy Corp., 3.75%, 9/01/2046 20,000 22,619
Edison International, 4.13%, 3/15/2028 10,000 10,476
El Paso Electric Co., 6.00%, 5/15/2035 33,000 43,647
Emera US Finance LP, 3.55%, 6/15/2026 10,000 11,117
Enel Generacion Chile SA, 4.25%, 4/15/2024 25,000 26,892
Essential Utilities, Inc., 3.35%, 4/15/2050 15,000 15,835
FirstEnergy Corp., Series C, 3.40%, 3/01/2050 15,000 13,773
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 27,216
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 39,754
Interstate Power And Light Co., 2.30%,
6/01/2030 15,000 15,741
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 55,216
MidAmerican Energy Co., 4.25%, 7/15/2049 30,000 38,476
National Rural Utilities Cooperative Finance
Corp., 4.30%, 3/15/2049 15,000 19,194
NiSource, Inc.
0.95%, 8/15/2025 15,000 14,972
5.25%, 2/15/2043 10,000 13,047
Pacific Gas And Electric Co.
3.15%, 1/01/2026 10,000 10,237
2.10%, 8/01/2027 10,000 9,734
4.55%, 7/01/2030 5,000 5,386
4.50%, 7/01/2040
a
5,000 5,141
3.30%, 8/01/2040
a
30,000 27,593
4.95%, 7/01/2050 5,000 5,294
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 14,858
Series 34, 3.20%, 3/01/2050 20,000 22,118
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,968
1.60%, 8/15/2030 10,000 9,741
San Diego Gas & Electric Co., Series TTT, 4.10%,
6/15/2049 50,000 59,720
Sempra Energy
3.55%, 6/15/2024 15,000 16,290
3.80%, 2/01/2038 15,000 16,854
Southern California Edison Co.
2.25%, 6/01/2030
a
25,000 25,141
4.50%, 9/01/2040 25,000 28,196
Southern California Gas Co.
3.75%, 9/15/2042 10,000 11,366
Series VV, 4.30%, 1/15/2049 15,000 18,949
Series WW, 3.95%, 2/15/2050 15,000 18,080
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 11,342
Southwest Gas Corp., 2.20%, 6/15/2030 15,000 15,598
Virginia Electric and Power Co.
Series A, 3.80%, 4/01/2028 50,000 58,694
Series B, 3.80%, 9/15/2047 20,000 24,092

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 28.0% (continued)
Utilities – 2.4% (continued)
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 29,974
2.60%, 12/01/2029 10,000 10,710
1,062,868
Total Corporate Bonds (cost $12,508,203) 12,678,265
Foreign Governmental – 2.0%
Chile Government International Bond, 2.45%,
1/31/2031 20,000 20,782
Colombia Government International Bond,
8.13%, 5/21/2024 50,000 60,426
Mexico Government International Bond
3.63%, 3/15/2022 16,000 16,619
8.30%, 8/15/2031 25,000 36,149
6.05%, 1/11/2040 40,000 50,375
Panama Government International Bond, 6.70%,
1/26/2036 20,000 28,861
Peruvian Government International Bond,
8.75%, 11/21/2033 20,000 33,718
Philippine Government International Bond,
9.50%, 2/02/2030 25,000 40,953
Province of Alberta Canada
2.20%, 7/26/2022 25,000 25,797
3.30%, 3/15/2028 75,000 86,384
Province of British Columbia Canada
2.00%, 10/23/2022 40,000 41,346
Series 10, 1.75%, 9/27/2024 20,000 21,037
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 26,792
Province of Ontario Canada
2.55%, 4/25/2022 40,000 41,316
3.20%, 5/16/2024 80,000 87,582
2.50%, 4/27/2026 25,000 27,276
1.05%, 5/21/2027 25,000 25,151
Province of Quebec Canada
2.38%, 1/31/2022 25,000 25,644
2.75%, 4/12/2027 25,000 27,842
Republic of Italy Government International
Bond
6.88%, 9/27/2023 40,000 46,556
4.00%, 10/17/2049 20,000 21,506
Republic of Poland Government International
Bond, 3.00%, 3/17/2023 50,000 53,025
Svensk Exportkredit AB, 5/11/2037
c
30,000 20,343
Uruguay Government International Bond
8.00%, 11/18/2022 30,000 32,299
4.98%, 4/20/2055 20,000 26,472
Total Foreign Governmental (cost $897,227) 924,251
Municipal Securities – 0.3%
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 32,155
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 25,386
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 13,838
State of California, GO, 7.60%, 11/01/2040 15,000 26,475
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 30,503
State of Illinois, GO, 5.10%, 6/01/2033 20,000 20,061
Total Municipal Securities (cost $148,808) 148,418
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.1%
Asian Development Bank
Series G, 2.75%, 3/17/2023 50,000 52,924
2.75%, 1/19/2028 50,000 56,799
European Bank For Reconstruction &
Development, Series G, 0.25%, 7/10/2023 70,000 69,940
European Investment Bank
2.25%, 3/15/2022 80,000 82,225
1.88%, 2/10/2025 50,000 53,040
0.38%, 12/15/2025 5,000 4,965
Export Development Canada, 1.38%, 2/24/2023 50,000 51,267
Inter-American Development Bank
2.50%, 1/18/2023 75,000 78,678
Series G, 2.00%, 6/02/2026 15,000 16,128
International Bank For Reconstruction
& Development, Series GDIF, 2.50%,
11/25/2024 20,000 21,699
Japan Bank For International Cooperation,
2.38%, 11/16/2022 20,000 20,810
Total Supranational Bank (cost $508,742) 508,475
U.S. Government Agencies Mortgage-Backed – 30.0%
Federal Home Loan Banks
2.00%, 9/09/2022 20,000 20,665
2.50%, 2/13/2024 175,000 187,744
3.25%, 11/16/2028 15,000 17,806
Federal Home Loan Mortgage Corporation
2.38%, 1/13/2022
d
50,000 51,323
0.38%, 4/20/2023
d
30,000 30,129
0.25%, 8/24/2023
d
30,000 29,999
0.25%, 9/08/2023
d
25,000 25,004
1.50%, 2/12/2025
d
30,000 31,371
2.50%, 9/01/2027
d
30,349 31,596
3.00%, 2/01/2031
d
54,859 57,850
6.25%, 7/15/2032
d
10,000 15,461
3.00%, 1/01/2033
d
13,239 13,931
2.50%, 11/01/2034
d
48,071 49,976
3.50%, 3/01/2035
d
16,137 17,336
3.00%, 4/01/2035
d
90,271 95,300
3.00%, 3/01/2040
d
125,287 130,927
2.50%, 4/01/2040
d
20,702 21,624
2.50%, 10/01/2040
d
24,915 26,025
4.00%, 11/01/2040
d
107,740 119,100
3.00%, 12/01/2042
d
34,587 36,930
3.50%, 2/01/2043
d
110,213 119,708
3.00%, 4/01/2043
d
110,322 117,598
3.00%, 5/01/2045
d
22,326 23,586
3.50%, 7/01/2045
d
26,611 28,611
4.50%, 10/01/2045
d
120,952 134,782
3.50%, 12/01/2045
d
18,808 20,221
3.00%, 12/01/2046
d
19,823 20,894
3.00%, 1/01/2047
d
78,277 82,504
4.00%, 8/01/2047
d
118,442 127,255
3.50%, 6/01/2048
d
169,136 179,057
4.00%, 10/01/2048
d
71,884 76,832
3.00%, 9/01/2049
d
78,864 82,409
3.00%, 10/01/2049
d
84,975 88,795
2.50%, 1/01/2050
d
82,278 85,635
4.50%, 2/01/2050
d
68,493 74,125
3.00%, 3/01/2050
d
65,273 68,207
3.50%, 4/01/2050
d
130,127 138,200
2.50%, 6/01/2050
d
122,372 127,729

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 7/01/2050
d
24,324 25,113
2.50%, 8/01/2050
d
24,542 25,616
2.50%, 10/01/2050
d
74,921 78,200
Federal Home Loan Mortgage Corporation
Mutifamilty Structured Pass-Through Ctfs .
Series 2019-K736, Class A2, 2.28%,
7/25/2026
d
50,000 53,834
Series 2017-K064, Class A2, 3.22%,
3/25/2027
d
20,000 22,554
Series 2018-K077, Class A2, 3.85%,
5/25/2028
d
50,000 59,024
Series 2019-K087, Class A2, 3.77%,
12/25/2028
d
30,000 35,415
Series 2016-K152, Class A1, 2.83%,
5/25/2030
d
42,784 47,362
Series 2019-1513, Class A3, 2.80%,
8/25/2034
d
20,000 22,287
Federal National Mortgage Association
2.25%, 4/12/2022
d
100,000 103,022
2.38%, 1/19/2023
d
20,000 20,959
1.75%, 7/02/2024
d
25,000 26,328
1.63%, 1/07/2025
d
50,000 52,501
0.63%, 4/22/2025
d
30,000 30,246
0.38%, 8/25/2025
d
30,000 29,811
1.88%, 9/24/2026
d
25,000 26,855
3.00%, 12/01/2026
d
26,605 27,878
3.00%, 12/01/2026
d
24,812 26,000
3.00%, 2/01/2028
d
38,666 40,589
2.50%, 6/01/2028
d
76,259 79,406
0.88%, 8/05/2030
d
25,000 24,335
2.00%, 10/01/2030
d
21,194 22,094
3.00%, 8/01/2031
d
35,941 37,901
2.00%, 11/01/2031
d
54,855 57,182
3.50%, 11/01/2031
d
38,804 41,491
2.50%, 1/01/2032
d
126,419 132,120
3.50%, 1/01/2032
d
28,870 30,920
3.00%, 2/01/2032
d
36,992 39,008
3.50%, 4/01/2032
d
41,930 44,436
2.50%, 1/01/2033
d
45,026 46,880
3.50%, 5/01/2033
d
12,692 13,416
2.50%, 7/01/2033
d
48,444 50,629
4.00%, 4/01/2034
d
31,574 33,636
3.50%, 3/01/2035
d
23,385 24,719
2.00%, 7/01/2035
d
48,249 50,071
2.50%, 8/01/2035
d
24,546 25,604
2.00%, 10/01/2035
d
25,000 25,944
5.50%, 10/01/2035
d
22,958 26,723
1.50%, 11/15/2035
d,e
25,000 25,525
2.00%, 11/15/2035
d,e
75,000 77,794
2.50%, 11/15/2035
d,e
25,000 25,985
2.00%, 12/15/2035
d,e
25,000 25,898
2.50%, 12/15/2035
d,e
25,000 25,992
3.50%, 1/01/2037
d
33,577 35,866
4.50%, 6/01/2039
d
44,305 49,814
4.00%, 11/01/2039
d
43,444 46,546
6.00%, 4/01/2040
d
54,302 63,888
2.50%, 5/01/2040
d
22,670 23,680
2.00%, 8/01/2040
d
54,064 55,891
4.00%, 10/01/2040
d
141,102 155,980
4.50%, 2/01/2041
d
59,356 66,574
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Federal National Mortgage Association
(continued)
5.50%, 7/01/2041
d
27,209 31,621
3.50%, 12/01/2041
d
40,106 43,578
3.00%, 4/01/2042
d
31,445 33,563
3.50%, 4/01/2042
d
52,329 56,837
5.00%, 4/01/2042
d
82,967 94,572
3.50%, 6/01/2042
d
31,613 34,337
4.00%, 7/01/2042
d
43,601 48,154
2.50%, 10/01/2042
d
101,768 107,954
3.00%, 4/01/2043
d
51,541 54,940
4.00%, 11/01/2044
d
52,406 57,485
3.00%, 4/01/2045
d
96,699 103,077
3.50%, 4/01/2045
d
27,032 29,063
3.50%, 5/01/2045
d
43,137 46,378
3.50%, 11/01/2045
d
71,467 76,837
3.50%, 1/01/2046
d
72,147 77,568
4.00%, 1/01/2046
d
170,501 186,000
3.50%, 2/01/2046
d
89,303 94,890
4.50%, 6/01/2046
d
56,210 62,643
3.00%, 9/01/2046
d
117,293 123,627
3.00%, 11/01/2046
d
26,660 28,100
3.00%, 11/01/2046
d
115,138 121,354
3.00%, 11/01/2046
d
80,650 85,005
3.50%, 12/01/2046
d
124,107 131,872
3.50%, 4/01/2047
d
30,344 32,182
4.00%, 5/01/2047
d
83,580 89,786
4.50%, 5/01/2047
d
25,663 28,690
3.50%, 10/01/2047
d
68,036 72,158
3.50%, 12/01/2047
d
103,242 109,497
3.50%, 2/01/2048
d
92,163 97,746
4.50%, 4/01/2048
d
30,923 33,444
4.50%, 8/01/2048
d
68,170 73,727
4.50%, 11/01/2048
d
23,829 25,772
4.00%, 5/01/2049
d
187,907 200,841
4.50%, 5/01/2049
d
24,529 26,546
5.00%, 7/01/2049
d
28,258 31,026
3.50%, 8/01/2049
d
215,682 227,477
3.50%, 9/01/2049
d
188,258 198,554
4.00%, 9/01/2049
d
51,595 55,098
3.00%, 10/01/2049
d
203,093 212,222
2.50%, 11/01/2049
d
49,221 51,229
4.50%, 11/01/2049
d
26,324 28,488
3.00%, 12/01/2049
d
121,227 126,677
4.00%, 1/01/2050
d
70,118 74,880
3.00%, 2/01/2050
d
182,366 190,564
3.00%, 2/01/2050
d
87,092 91,007
3.00%, 3/01/2050
d
115,774 121,647
4.00%, 6/01/2050
d
69,108 73,801
2.00%, 7/01/2050
d
73,466 75,849
2.50%, 7/01/2050
d
123,114 128,503
2.50%, 8/01/2050
d
123,178 128,569
2.00%, 9/01/2050
d
59,868 61,810
2.00%, 9/01/2050
d
49,776 51,391
2.50%, 9/01/2050
d
99,465 103,819
2.50%, 9/01/2050
d
49,908 52,093
2.00%, 11/15/2050
d,e
175,000 180,488
2.50%, 11/15/2050
d,e
200,000 208,402
3.00%, 11/15/2050
d,e
125,000 130,652
1.50%, 12/15/2050
d,e
25,000 25,119
2.00%, 12/15/2050
d,e
200,000 205,788
2.50%, 12/15/2050
d,e
50,000 52,020

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies Mortgage-Backed – 30.0% (continued)
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.49%, 1/25/2024
d
23,887 25,958
Series 2018-M1, Class A2, 2.98%,
12/25/2027
d
100,000 113,242
Series 2019-M1, Class A2, 3.55%, 9/25/2028
d
25,000 29,232
Series 2020-M1, Class A1, 2.15%,
10/25/2029
d
29,961 32,135
Series 2018-M13, Class A2, 3.70%,
9/25/2030
d
10,000 12,103
Government National Mortgage Association
2.00%, 11/15/2050
e
25,000 25,959
2.50%, 11/15/2050
e
100,000 104,709
3.00%, 11/15/2050
e
75,000 78,271
2.50%, 12/15/2050
e
50,000 52,235
3.00%, 12/15/2050
e
50,000 52,186
Government National Mortgage Association II
3.50%, 10/20/2026 45,161 47,868
4.00%, 10/20/2040 38,267 42,374
5.00%, 10/20/2040 42,726 48,990
4.50%, 1/20/2041 24,612 27,544
4.00%, 11/20/2041 33,462 37,080
3.00%, 8/20/2042 96,095 102,369
3.50%, 2/20/2043 77,019 83,811
2.50%, 3/20/2043 21,909 23,279
3.00%, 4/20/2043 125,348 133,395
3.50%, 7/20/2043 157,669 171,423
3.50%, 2/20/2045 75,275 81,365
3.50%, 3/20/2046 60,103 64,354
4.00%, 3/20/2046 73,895 80,572
3.00%, 4/20/2046 38,995 41,301
4.00%, 6/20/2046 101,708 109,935
2.50%, 7/20/2046 57,647 60,862
2.50%, 10/20/2046 21,505 22,705
3.00%, 10/20/2046 47,622 50,438
3.00%, 11/20/2046 96,811 102,537
3.00%, 5/20/2047 171,924 181,386
4.50%, 9/20/2047 95,566 104,140
3.00%, 10/20/2047 29,337 30,951
3.50%, 2/20/2048 64,905 69,249
4.00%, 9/20/2048 42,596 45,486
4.50%, 11/20/2048 74,547 80,668
3.50%, 1/20/2049 154,444 164,780
4.00%, 2/20/2049 70,651 75,444
3.00%, 1/20/2050 21,080 22,003
3.50%, 2/20/2050 118,054 124,355
4.00%, 2/20/2050 43,565 46,406
2.50%, 3/20/2050 41,493 43,504
3.50%, 4/20/2050 47,709 50,255
3.00%, 5/20/2050 97,866 103,027
5.00%, 5/20/2050 48,132 52,722
2.50%, 6/20/2050 49,223 51,609
2.50%, 7/20/2050 49,507 51,907
3.00%, 7/20/2050 24,782 26,089
3.50%, 7/20/2050 74,120 79,157
3.00%, 8/20/2050 24,875 26,187
2.50%, 9/20/2050 49,873 52,290
Total U.S. Government Agencies Mortgage-
Backed (cost $13,666,544) 13,592,651
U.S. Treasury Government Securities – 36.9%
U.S. Treasury Bonds
6.25%, 5/15/2030
a
155,000 232,791
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.9% (continued)
U.S. Treasury Bonds (continued)
5.38%, 2/15/2031
a
5,000 7,236
4.50%, 2/15/2036
a
25,000 36,957
3.50%, 2/15/2039
a
5,000 6,838
4.25%, 5/15/2039 10,000 14,952
4.63%, 2/15/2040 50,000 78,453
1.13%, 5/15/2040 180,000 171,816
4.38%, 5/15/2040 65,000 99,379
1.13%, 8/15/2040 185,000 176,039
3.88%, 8/15/2040 50,000 72,055
4.25%, 11/15/2040 49,000 74,082
4.75%, 2/15/2041 50,000 80,328
4.38%, 5/15/2041 25,000 38,531
3.75%, 8/15/2041 65,000 92,818
3.13%, 11/15/2041 35,000 45,976
3.13%, 2/15/2042 70,000 92,170
3.00%, 5/15/2042 35,000 45,221
2.75%, 8/15/2042 72,000 89,606
2.75%, 11/15/2042 127,000 157,917
3.63%, 2/15/2044 50,000 71,102
3.13%, 8/15/2044 45,000 59,562
3.00%, 11/15/2044 60,000 77,916
2.50%, 2/15/2045 65,000 77,695
3.00%, 5/15/2045 75,000 97,535
2.25%, 8/15/2046 75,000 85,840
3.00%, 2/15/2047 75,000 98,379
2.75%, 8/15/2047 190,000 239,014
2.75%, 11/15/2047 65,000 81,809
3.00%, 2/15/2048 86,000 113,197
3.13%, 5/15/2048 25,000 33,656
3.00%, 8/15/2048 75,000 98,965
3.38%, 11/15/2048 100,000 140,969
3.00%, 2/15/2049 90,000 119,025
2.88%, 5/15/2049 95,000 122,966
2.25%, 8/15/2049 75,000 86,074
2.38%, 11/15/2049 140,000 164,916
2.00%, 2/15/2050 110,000 119,797
1.25%, 5/15/2050
a
108,000 98,196
1.38%, 8/15/2050 150,000 140,883
U.S. Treasury Notes
2.00%, 11/15/2021 75,000 76,436
2.00%, 12/31/2021 25,000 25,538
1.38%, 1/31/2022 150,000 152,291
1.50%, 1/31/2022 95,000 96,599
1.88%, 1/31/2022 175,000 178,760
2.50%, 2/15/2022 60,000 61,814
1.13%, 2/28/2022 20,000 20,260
1.75%, 2/28/2022 95,000 97,015
1.88%, 2/28/2022 100,000 102,289
2.38%, 3/15/2022 50,000 51,521
0.38%, 3/31/2022 75,000 75,243
1.75%, 3/31/2022 95,000 97,141
1.88%, 3/31/2022 100,000 102,430
0.13%, 4/30/2022 145,000 144,955
1.75%, 4/30/2022 100,000 102,391
1.88%, 4/30/2022 200,000 205,148
0.13%, 5/31/2022 50,000 49,980
1.75%, 5/31/2022 30,000 30,755
1.88%, 5/31/2022 100,000 102,715
1.75%, 6/15/2022 150,000 153,861
0.13%, 6/30/2022 50,000 49,975

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.9% (continued)
U.S. Treasury Notes (continued)
1.75%, 6/30/2022 100,000 102,645
1.75%, 7/15/2022 175,000 179,744
0.13%, 7/31/2022 100,000 99,941
1.88%, 7/31/2022 100,000 102,992
1.50%, 8/15/2022 105,000 107,522
0.13%, 8/31/2022 45,000 44,974
1.63%, 8/31/2022 100,000 102,672
1.50%, 9/15/2022
a
105,000 107,637
0.13%, 9/30/2022
a
200,000 199,883
1.88%, 9/30/2022 75,000 77,455
1.38%, 10/15/2022 180,000 184,275
0.13%, 10/31/2022 150,000 149,915
2.00%, 10/31/2022 50,000 51,834
1.63%, 11/15/2022 50,000 51,488
2.00%, 11/30/2022 75,000 77,859
1.63%, 12/15/2022 100,000 103,102
2.13%, 12/31/2022 100,000 104,234
1.50%, 1/15/2023 100,000 102,937
2.38%, 1/31/2023 50,000 52,477
2.00%, 2/15/2023 115,000 119,807
1.50%, 2/28/2023 21,000 21,650
0.50%, 3/15/2023 185,000 186,445
1.50%, 3/31/2023 25,000 25,799
0.25%, 4/15/2023
a
195,000 195,366
1.63%, 4/30/2023 100,000 103,609
0.13%, 5/15/2023 50,000 49,937
1.75%, 5/15/2023 130,000 135,180
0.25%, 6/15/2023 50,000 50,090
1.38%, 6/30/2023 50,000 51,582
0.13%, 7/15/2023 75,000 74,883
1.25%, 7/31/2023 100,000 102,906
0.13%, 8/15/2023 145,000 144,739
2.50%, 8/15/2023 200,000 212,875
0.13%, 9/15/2023 125,000 124,766
1.38%, 9/30/2023 100,000 103,437
0.13%, 10/15/2023 150,000 149,695
2.75%, 11/15/2023 125,000 134,648
2.00%, 4/30/2024 141,000 149,636
2.50%, 5/15/2024 80,000 86,350
2.00%, 5/31/2024 150,000 159,375
2.00%, 6/30/2024 180,000 191,447
2.13%, 7/31/2024 50,000 53,473
2.38%, 8/15/2024 50,000 53,973
1.88%, 8/31/2024 200,000 212,203
2.13%, 9/30/2024 100,000 107,180
2.25%, 10/31/2024 100,000 107,805
2.25%, 11/15/2024 125,000 134,824
1.50%, 11/30/2024 200,000 209,781
2.13%, 11/30/2024 150,000 161,121
1.75%, 12/31/2024 100,000 105,984
2.25%, 12/31/2024 125,000 135,078
1.38%, 1/31/2025 75,000 78,375
2.50%, 1/31/2025 100,000 109,234
2.00%, 2/15/2025 150,000 160,746
1.13%, 2/28/2025
a
85,000 87,962
2.75%, 2/28/2025 200,000 220,906
0.50%, 3/31/2025 35,000 35,265
0.38%, 4/30/2025 100,000 100,180
2.13%, 5/15/2025 105,000 113,433
0.25%, 5/31/2025
a
10,000 9,959
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 36.9% (continued)
U.S. Treasury Notes (continued)
0.25%, 6/30/2025 100,000 99,539
0.25%, 7/31/2025 100,000 99,492
2.00%, 8/15/2025 80,000 86,194
0.25%, 8/31/2025
a
85,000 84,522
0.25%, 9/30/2025
a
175,000 173,934
0.25%, 10/31/2025 200,000 198,713
2.25%, 11/15/2025 90,000 98,339
1.63%, 2/15/2026 125,000 132,871
2.50%, 2/28/2026 80,000 88,750
2.25%, 3/31/2026 150,000 164,543
1.63%, 5/15/2026 145,000 154,255
1.88%, 6/30/2026 150,000 161,777
1.88%, 7/31/2026 159,000 171,546
1.50%, 8/15/2026 145,000 153,349
1.38%, 8/31/2026 150,000 157,570
2.00%, 11/15/2026 100,000 108,797
0.50%, 4/30/2027 35,000 34,828
2.38%, 5/15/2027 95,000 105,984
0.50%, 5/31/2027 45,000 44,747
0.50%, 6/30/2027 50,000 49,680
0.38%, 7/31/2027
a
25,000 24,621
2.25%, 8/15/2027 125,000 138,730
0.50%, 8/31/2027 20,000 19,847
0.38%, 9/30/2027 100,000 98,328
0.50%, 10/31/2027 90,000 89,198
2.75%, 2/15/2028 175,000 201,113
2.88%, 5/15/2028 132,000 153,326
2.88%, 8/15/2028 124,000 144,441
3.13%, 11/15/2028 75,000 89,098
2.63%, 2/15/2029 100,000 115,125
1.63%, 8/15/2029
a
100,000 107,234
1.75%, 11/15/2029 110,000 119,230
1.50%, 2/15/2030
a
82,000 87,061
0.63%, 5/15/2030 150,000 147,094
0.63%, 8/15/2030 285,000 278,810
Total U.S. Treasury Government Securities
(cost $16,859,691) 16,675,754
Investment Companies – 2.4% Shares
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
f,g
(cost $1,088,560) 1,088,560 1,088,560
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
f,g
(cost $88,150) 88,150 88,150
Total Investments Before TBA Sale
Commitments  (cost $46,444,290) 102.5% 46,392,686
TBA Sale Commitments – -0.7%
Principal
Amount ($)
Federal National Mortgage Association
h
3.50%, 11/15/2050
d
125,000 (131,987)
4.00%, 11/15/2050
d
25,000 (26,697)
4.50%, 11/15/2050
d
75,000 (81,116)
4.00%, 12/15/2050
d
25,000 (26,712)
Government National Mortgage Association
h
4.00%, 11/15/2050 25,000 (26,591)

STATEMENT OF INVESTMENTS
(continued)
a
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $1,541,703 and the value of the collateral was $1,582,656, consisting of cash collateral of
$88,150 and U.S. Government & Agency securities valued at $1,494,506.
b
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $427,232 or 0.94% of net asset.
c
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
d
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies
e
Purchased on a forward commitment basis.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
g
The rate shown is the 1-day yield as of October 31, 2020.
h
Sales on a forward commitment basis.
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
TBA Sale Commitments – -0.7% (continued)
Government National Mortgage Association
h
(continued)
4.50%, 11/15/2050 25,000 (26,820)
Total TBA Sale Commitments (cost
$(320,009)) (319,923)
Total Investments (cost $46,124,281) 101.8% 46,072,763
Liabilities, Less Cash and Receivables (1.8)% (824,987)
Net Assets 100.0% 45,247,776
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits
Description
Value
4/24/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 10,386,401 (9,297,841) — — 1,088,560 2.4 183
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 873,670 (785,520) — — 88,150 0.2 441
2
Total — 11,260,071 (10,083,361) — — 1,176,710 2.6 624
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Government 40.8
Financial 39.7
Consumer, Non-cyclical 4.9
Communications 2.8
Registered Investment Companies 2.6
Utilities 2.4
Energy 2.3
Industrial 2.3
Consumer, Cyclical 2.1
Technology 1.8
Basic Materials 0.8
TBA Sale Commitments -0.7
101.8
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0%
Basic Materials – 1.2%
BHP Billiton Finance USA Ltd., 2.88%,
2/24/2022 50,000 51,539
Dow Chemical Co. (The), 3.50%, 10/01/2024 17,000 18,560
DuPont de Nemours, Inc., 4.21%, 11/15/2023 50,000 54,970
LYB International Finance BV, 4.00%,
7/15/2023 50,000 54,167
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 27,175
Nucor Corp., 2.00%, 6/01/2025 25,000 26,146
Nutrien Ltd., 3.15%, 10/01/2022 65,000 67,751
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 25,000
Steel Dynamics, Inc., 2.40%, 6/15/2025 25,000 26,260
351,568
Communications – 5.2%
Alphabet, Inc., 0.45%, 8/15/2025 25,000 24,849
Amazon.com, Inc., 2.80%, 8/22/2024 85,000 91,758
Amazon.Com, Inc., 0.80%, 6/03/2025 20,000 20,173
AT&T, Inc.
3.00%, 6/30/2022 50,000 51,883
3.40%, 5/15/2025 75,000 82,693
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 54,859
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.46%, 7/23/2022 50,000 52,981
4.91%, 7/23/2025 50,000 57,559
Cisco Systems, Inc., 2.20%, 9/20/2023 70,000 73,535
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 59,210
Comcast Corp.
3.00%, 2/01/2024 50,000 53,743
3.38%, 2/15/2025 50,000 55,162
3.95%, 10/15/2025 25,000 28,635
Discovery Communications LLC, 2.95%,
3/20/2023 27,000 28,434
eBay, Inc.
2.60%, 7/15/2022 75,000 77,364
3.45%, 8/01/2024 25,000 27,233
Fox Corp., 3.05%, 4/07/2025 25,000 27,214
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 25,000 27,436
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 54,716
T-Mobile USA, Inc., 3.50%, 4/15/2025
a
50,000 54,829
Verizon Communications, Inc.
5.15%, 9/15/2023 50,000 56,527
3.38%, 2/15/2025 75,000 83,228
ViacomCBS , Inc., 3.70%, 8/15/2024 45,000 49,051
Vodafone Group PLC, 2.50%, 9/26/2022 95,000 98,492
Walt Disney Co. (The)
1.65%, 9/01/2022 50,000 51,192
3.70%, 10/15/2025 75,000 84,724
WPP Finance 2010, 3.75%, 9/19/2024 50,000 54,690
1,482,170
Consumer, Cyclical – 6.8%
American Honda Finance Corp.
2.20%, 6/27/2022 45,000 46,338
Series G, 3.45%, 7/14/2023 30,000 32,325
2.15%, 9/10/2024 70,000 73,628
1.20%, 7/08/2025 25,000 25,259
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 6.8% (continued)
AutoZone, Inc., 3.13%, 7/15/2023 50,000 53,027
Continental Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,771 15,530
Costco Wholesale Corp., 2.75%, 5/18/2024 70,000 75,446
D.R. Horton, Inc., 2.50%, 10/15/2024 25,000 26,424
Dollar Tree, Inc., 4.00%, 5/15/2025 50,000 56,378
General Motors Co., 4.88%, 10/02/2023 50,000 54,580
General Motors Financial Co., Inc.
3.55%, 7/08/2022 100,000 103,733
1.70%, 8/18/2023 25,000 25,222
3.95%, 4/13/2024 25,000 26,642
4.00%, 1/15/2025 25,000 26,794
2.90%, 2/26/2025 50,000 51,897
2.75%, 6/20/2025 25,000 25,828
Home Depot, Inc. (The)
3.25%, 3/01/2022 50,000 51,953
2.63%, 6/01/2022 50,000 51,778
Hyatt Hotels Corp., 5.38%, 4/23/2025 25,000 27,068
Kohl's Corp., 9.50%, 5/15/2025 20,000 23,905
Las Vegas Sands Corp., 3.20%, 8/08/2024 50,000 50,576
Lowe's Cos., Inc., 3.13%, 9/15/2024 15,000 16,264
Marriott International, Inc., Series EE, 5.75%,
5/01/2025 50,000 55,671
McDonald's Corp., 2.63%, 1/15/2022 75,000 77,052
Nike, Inc., 2.40%, 3/27/2025 50,000 53,701
PACCAR Financial Corp.
2.65%, 5/10/2022 50,000 51,747
0.35%, 8/11/2023 25,000 24,975
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 55,477
Starbucks Corp., 3.10%, 3/01/2023 50,000 52,977
Tapestry, Inc., 4.25%, 4/01/2025 25,000 26,207
Target Corp., 2.90%, 1/15/2022 70,000 72,187
Toyota Motor Credit Corp.
2.15%, 9/08/2022 70,000 72,316
2.90%, 3/30/2023 25,000 26,495
Series G, 3.45%, 9/20/2023 50,000 54,241
2.90%, 4/17/2024 25,000 26,864
3.00%, 4/01/2025 50,000 54,825
3.40%, 4/14/2025 25,000 27,838
0.80%, 10/16/2025 15,000 15,005
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 55,107
Walmart, Inc.
2.35%, 12/15/2022 75,000 78,126
2.85%, 7/08/2024 75,000 81,102
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 26,092
1,928,600
Consumer, Non-cyclical – 15.2%
Abbott Laboratories, 2.95%, 3/15/2025 50,000 54,750
AbbVie, Inc.
3.38%, 11/14/2021 75,000 77,234
2.30%, 11/21/2022
a
75,000 77,701
2.85%, 5/14/2023 70,000 73,630
3.85%, 6/15/2024
a
50,000 54,831
2.60%, 11/21/2024
a
75,000 79,778
3.80%, 3/15/2025
a
50,000 55,483
Aetna, Inc., 2.80%, 6/15/2023 50,000 52,559

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 15.2% (continued)
Altria Group, Inc.
2.85%, 8/09/2022 35,000 36,434
2.95%, 5/02/2023 65,000 68,481
Amgen, Inc.
2.70%, 5/01/2022 50,000 51,516
2.65%, 5/11/2022 50,000 51,608
3.13%, 5/01/2025 25,000 27,302
Anheuser-Busch InBev Worldwide, Inc., 4.15%,
1/23/2025 50,000 56,667
Anthem, Inc.
3.50%, 8/15/2024 50,000 54,618
2.38%, 1/15/2025 50,000 53,030
Archer-Daniels-Midland Co., 2.75%, 3/27/2025 25,000 27,129
BAT Capital Corp., 3.22%, 8/15/2024 90,000 96,552
Becton, Dickinson & Co., 3.36%, 6/06/2024 75,000 80,915
Boston Scientific Corp., 3.45%, 3/01/2024 25,000 27,044
Bristol-Myers Squibb Co.
2.60%, 5/16/2022 80,000 82,765
2.75%, 2/15/2023 45,000 47,309
4.00%, 8/15/2023 20,000 21,957
2.90%, 7/26/2024 75,000 81,099
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 20,000 20,115
Campbell Soup Co., 2.50%, 8/02/2022 50,000 51,605
Cardinal Health, Inc., 3.08%, 6/15/2024 75,000 80,555
Cigna Corp.
3.05%, 11/30/2022 35,000 36,699
3.75%, 7/15/2023 75,000 81,185
Coca-Cola Co. (The)
3.20%, 11/01/2023 75,000 81,181
2.95%, 3/25/2025 25,000 27,440
Commonspirit Health, 2.76%, 10/01/2024 25,000 26,194
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 68,579
CVS Health Corp.
3.70%, 3/09/2023 130,000 139,161
3.38%, 8/12/2024 50,000 54,383
4.10%, 3/25/2025 60,000 67,653
Diageo Investment Corp., 2.88%, 5/11/2022 50,000 51,882
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 25,000 26,321
General Mills, Inc.
2.60%, 10/12/2022 25,000 25,978
4.00%, 4/17/2025 25,000 28,237
Gilead Sciences, Inc.
1.95%, 3/01/2022 50,000 50,897
3.25%, 9/01/2022 50,000 52,317
3.50%, 2/01/2025 25,000 27,507
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 70,000 75,559
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/2023 50,000 53,735
Global Payments, Inc., 2.65%, 2/15/2025 25,000 26,456
HCA, Inc., 5.00%, 3/15/2024 80,000 89,545
Hershey Co. (The), 0.90%, 6/01/2025 25,000 25,256
Johnson & Johnson, 2.25%, 3/03/2022 75,000 76,856
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 30,000 32,530
3.13%, 12/15/2023 50,000 53,581
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 50,000 55,276
McCormick & Co., Inc., 2.70%, 8/15/2022 70,000 72,652
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 15.2% (continued)
Medtronic, Inc., 3.50%, 3/15/2025 34,000 38,219
Merck & Co., Inc.
2.80%, 5/18/2023 75,000 79,716
2.90%, 3/07/2024 25,000 26,916
Mondelez International, Inc.
0.63%, 7/01/2022 20,000 20,075
1.50%, 5/04/2025 50,000 51,322
Novartis Capital Corp., 2.40%, 5/17/2022 75,000 77,340
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 53,038
1.65%, 6/01/2025 30,000 31,007
PepsiCo, Inc.
2.75%, 3/05/2022 50,000 51,633
0.75%, 5/01/2023 50,000 50,492
2.25%, 3/19/2025 50,000 53,352
Pfizer, Inc.
3.00%, 6/15/2023 65,000 69,340
2.95%, 3/15/2024 25,000 26,904
Philip Morris International, Inc.
2.38%, 8/17/2022 25,000 25,858
2.88%, 5/01/2024 70,000 75,148
Procter & Gamble Co. (The), 1.70%, 11/03/2021 25,000 25,353
Reynolds American, Inc., 4.45%, 6/12/2025 30,000 33,879
Royalty Pharma PLC, 0.75%, 9/02/2023
a
25,000 24,994
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/2023 75,000 79,556
SYSCO Corp., 3.55%, 3/15/2025 25,000 27,283
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 56,828
Tyson Foods, Inc., 3.90%, 9/28/2023 35,000 38,211
Unilever Capital Corp., 2.60%, 5/05/2024 100,000 106,488
UnitedHealth Group, Inc.
2.88%, 12/15/2021 70,000 71,982
3.35%, 7/15/2022 60,000 63,074
3.75%, 7/15/2025 25,000 28,434
Upjohn, Inc., 1.65%, 6/22/2025
a
30,000 30,658
Zimmer Biomet Holdings, Inc., 3.55%,
4/01/2025 50,000 55,019
4,321,846
Energy – 7.5%
BP Capital Markets America, Inc.
3.25%, 5/06/2022 75,000 78,173
3.19%, 4/06/2025 25,000 27,313
BP Capital Markets PLC
3.06%, 3/17/2022 75,000 77,781
3.51%, 3/17/2025 50,000 55,440
Canadian Natural Resources Ltd.
2.95%, 1/15/2023 20,000 20,739
2.05%, 7/15/2025 15,000 15,200
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 28,324
Chevron Corp.
2.36%, 12/05/2022 85,000 88,131
1.55%, 5/11/2025 75,000 77,402
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 24,993
0.69%, 8/12/2025 25,000 24,884
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 38,018

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 7.5% (continued)
Enbridge, Inc.
2.90%, 7/15/2022 25,000 25,891
3.50%, 6/10/2024 50,000 53,794
Energy Transfer Operating LP
4.25%, 3/15/2023 75,000 78,317
4.50%, 4/15/2024 75,000 79,670
Enterprise Products Operating LLC
3.50%, 2/01/2022 70,000 72,635
4.05%, 2/15/2022 25,000 26,103
Exxon Mobil Corp.
2.40%, 3/06/2022 50,000 51,200
2.73%, 3/01/2023
b
50,000 52,489
2.99%, 3/19/2025 125,000 136,141
Kinder Morgan Energy Partners LP
3.95%, 9/01/2022 50,000 52,536
4.25%, 9/01/2024 50,000 55,193
Marathon Oil Corp., 2.80%, 11/01/2022 17,000 17,313
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 20,868
3.63%, 9/15/2024 50,000 53,043
MPLX LP, 4.88%, 12/01/2024 50,000 56,009
ONEOK Partners LP, 3.38%, 10/01/2022 50,000 51,902
ONEOK, Inc., 2.75%, 9/01/2024 25,000 25,507
Phillips 66, 3.85%, 4/09/2025 50,000 55,071
Plains All American Pipeline LP / PAA Finance
Corp., 2.85%, 1/31/2023 25,000 25,438
Sabine Pass Liquefaction LLC
6.25%, 3/15/2022 100,000 105,691
5.63%, 3/01/2025 17,000 19,443
Shell International Finance BV
2.25%, 1/06/2023 50,000 51,902
2.00%, 11/07/2024 50,000 52,482
2.38%, 4/06/2025 35,000 37,357
Suncor Energy, Inc., 3.10%, 5/15/2025 25,000 26,737
Total Capital International SA
2.70%, 1/25/2023 25,000 26,259
3.75%, 4/10/2024 70,000 77,331
Valero Energy Corp., 3.65%, 3/15/2025 50,000 53,148
Williams Cos., Inc. (The)
3.60%, 3/15/2022 50,000 51,713
3.35%, 8/15/2022 50,000 51,883
4.00%, 9/15/2025 25,000 27,687
2,127,151
Financial – 41.9%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust, 4.50%, 9/15/2023 150,000 155,830
Aflac, Inc., 3.25%, 3/17/2025 50,000 55,072
Air Lease Corp.
2.63%, 7/01/2022 50,000 50,652
2.30%, 2/01/2025 50,000 49,128
Aircastle Ltd., 4.13%, 5/01/2024 50,000 49,217
Allstate Corp. (The), Series B, 5.75%, 8/15/2053 10,000 10,620
Ally Financial, Inc.
4.13%, 2/13/2022 50,000 52,067
5.13%, 9/30/2024 25,000 28,162
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.9% (continued)
American Express Co.
2.50%, 8/01/2022 100,000 103,446
3.40%, 2/22/2024 50,000 54,209
2.50%, 7/30/2024 50,000 53,141
American International Group, Inc.
4.88%, 6/01/2022 50,000 53,479
3.75%, 7/10/2025 25,000 28,017
American Tower Corp.
3.50%, 1/31/2023 50,000 53,112
3.00%, 6/15/2023 50,000 52,999
2.40%, 3/15/2025 50,000 52,848
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 55,533
3.00%, 4/02/2025 25,000 27,115
Ares Capital Corp., 3.50%, 2/10/2023 50,000 51,504
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
b
25,000 28,366
Bank of America Corp.
Series G, 3.30%, 1/11/2023 60,000 63,620
3.12%, 1/20/2023 100,000 103,048
3.00%, 12/20/2023 50,000 52,445
4.13%, 1/22/2024 75,000 82,902
3.55%, 3/05/2024 100,000 106,506
1.49%, 5/19/2024 25,000 25,497
4.20%, 8/26/2024 100,000 111,541
0.81%, 10/24/2024 25,000 25,034
3.46%, 3/15/2025 75,000 81,148
Series L, 3.95%, 4/21/2025 50,000 55,735
3.88%, 8/01/2025 30,000 33,980
2.02%, 2/13/2026 100,000 103,549
Bank of Montreal
2.90%, 3/26/2022 50,000 51,776
Series E, 3.30%, 2/05/2024 25,000 26,995
1.85%, 5/01/2025 50,000 52,147
Bank of Nova Scotia (The)
2.70%, 3/07/2022 50,000 51,593
2.00%, 11/15/2022 25,000 25,814
3.40%, 2/11/2024 75,000 81,368
1.30%, 6/11/2025 30,000 30,556
Barclays PLC, 4.38%, 9/11/2024 200,000 215,584
Berkshire Hathaway Finance Corp., 3.00%,
5/15/2022 70,000 72,865
BlackRock, Inc., 3.50%, 3/18/2024 75,000 82,351
BNP Paribas SA, 3.25%, 3/03/2023 50,000 53,271
Boston Properties LP, 3.20%, 1/15/2025 75,000 81,325
Brixmor Operating Partnership LP
3.25%, 9/15/2023 50,000 51,982
3.65%, 6/15/2024 55,000 58,169
Canadian Imperial Bank of Commerce
2.55%, 6/16/2022 100,000 103,652
0.95%, 6/23/2023 30,000 30,343
Capital One Financial Corp.
3.20%, 1/30/2023 75,000 79,074
3.90%, 1/29/2024 50,000 54,564
3.30%, 10/30/2024 50,000 54,191
Charles Schwab Corp. (The), 2.65%, 1/25/2023 50,000 52,331
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 70,971

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.9% (continued)
Citigroup, Inc.
4.05%, 7/30/2022 125,000 132,406
2.88%, 7/24/2023 100,000 103,783
1.68%, 5/15/2024 50,000 51,210
3.75%, 6/16/2024 50,000 55,107
4.00%, 8/05/2024 20,000 22,076
3.35%, 4/24/2025 100,000 108,046
3.30%, 4/27/2025 50,000 55,185
3.11%, 4/08/2026 50,000 53,985
Comerica, Inc., 3.70%, 7/31/2023 50,000 54,008
Cooperatieve Rabobank UA, 3.88%, 2/08/2022 95,000 99,276
Credit Suisse Group AG, 3.75%, 3/26/2025 250,000 276,650
Crown Castle International Corp., 3.20%,
9/01/2024 70,000 75,579
Deutsche Bank AG, Series D, 5.00%, 2/14/2022 150,000 157,051
Discover Financial Services, 3.85%, 11/21/2022 100,000 106,783
Equinix , Inc., 1.25%, 7/15/2025 30,000 30,211
ERP Operating LP, 3.38%, 6/01/2025 20,000 22,089
Essex Portfolio LP, 3.25%, 5/01/2023 13,000 13,685
Fifth Third Bancorp, 3.65%, 1/25/2024 100,000 108,917
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 54,318
GLP Capital LP / GLP Financing II, Inc., 5.25%,
6/01/2025 25,000 27,377
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022 50,000 53,237
2.91%, 7/24/2023 100,000 103,851
3.63%, 2/20/2024 100,000 108,698
4.00%, 3/03/2024 40,000 44,104
3.85%, 7/08/2024 75,000 82,105
3.50%, 1/23/2025 50,000 54,687
3.27%, 9/29/2025 100,000 108,527
Healthpeak Properties, Inc.
3.88%, 8/15/2024 65,000 71,578
4.00%, 6/01/2025 20,000 22,486
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 20,739
HSBC Holdings PLC, 4.29%, 9/12/2026 200,000 224,243
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 162,764
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 106,395
Intercontinental Exchange, Inc., 0.70%,
6/15/2023
b
50,000 50,290
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 27,479
JPMorgan Chase & Co.
3.20%, 1/25/2023 50,000 53,115
3.21%, 4/01/2023 100,000 103,911
3.56%, 4/23/2024 75,000 80,350
3.63%, 5/13/2024 75,000 82,631
1.51%, 6/01/2024 50,000 51,092
3.88%, 9/10/2024 100,000 110,856
3.13%, 1/23/2025 50,000 54,517
3.22%, 3/01/2025 100,000 107,674
3.90%, 7/15/2025 40,000 45,242
2.08%, 4/22/2026 50,000 52,265
Lincoln National Corp., 3.35%, 3/09/2025 25,000 27,286
Lloyds Banking Group PLC, 3.00%, 1/11/2022 200,000 205,590
M&T Bank Corp., 3.55%, 7/26/2023 50,000 54,158
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022 65,000 66,805
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 55,449
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.9% (continued)
Mitsubishi UFJ Financial Group, Inc.
3.22%, 3/07/2022 50,000 51,855
2.67%, 7/25/2022 100,000 103,769
3.46%, 3/02/2023 25,000 26,647
3.41%, 3/07/2024 100,000 108,237
Mizuho Financial Group, Inc., 2.95%, 2/28/2022 200,000 206,428
Morgan Stanley
4.88%, 11/01/2022 100,000 108,263
Series F, 3.88%, 4/29/2024 100,000 110,499
Series G, 3.70%, 10/23/2024 25,000 27,786
2.72%, 7/22/2025 100,000 106,581
4.00%, 7/23/2025 40,000 45,474
2.19%, 4/28/2026 50,000 52,427
Natwest Group PLC
6.13%, 12/15/2022 100,000 109,481
6.00%, 12/19/2023 100,000 112,222
Owl Rock Capital Corp., 4.00%, 3/30/2025 50,000 50,358
PNC Financial Services Group, Inc. (The)
3.30%, 3/08/2022 100,000 103,718
2.85%, 11/09/2022
c
25,000 26,212
2.20%, 11/01/2024 75,000 79,370
Prudential Financial, Inc.
5.63%, 6/15/2043 50,000 53,375
5.38%, 5/15/2045 25,000 26,949
Realty Income Corp., 4.65%, 8/01/2023 50,000 55,073
Regions Financial Corp., 3.80%, 8/14/2023 50,000 54,376
Royal Bank of Canada
Series G, 3.70%, 10/05/2023 50,000 54,607
Series G, 2.25%, 11/01/2024 100,000 105,772
1.15%, 6/10/2025 30,000 30,483
Sabra Health Care LP, 4.80%, 6/01/2024 25,000 26,409
Santander Holdings USA, Inc.
3.40%, 1/18/2023 50,000 52,478
4.50%, 7/17/2025 40,000 44,413
Santander UK PLC, 4.00%, 3/13/2024 100,000 110,406
Simon Property Group LP
2.63%, 6/15/2022 70,000 71,863
3.50%, 9/01/2025 25,000 27,365
State Street Corp.
3.70%, 11/20/2023 100,000 109,774
3.78%, 12/03/2024 25,000 27,412
3.55%, 8/18/2025 30,000 33,923
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 27,879
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022 100,000 103,818
2.35%, 1/15/2025 200,000 210,793
Synchrony Financial, 4.50%, 7/23/2025 40,000 44,487
Toronto-Dominion Bank (The)
0.75%, 6/12/2023 30,000 30,208
0.45%, 9/11/2023 25,000 24,966
2.65%, 6/12/2024 100,000 106,730
1.15%, 6/12/2025 30,000 30,485

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 41.9% (continued)
Truist Financial Corp.
3.95%, 3/22/2022 50,000 52,245
2.75%, 4/01/2022 100,000 103,215
3.05%, 6/20/2022 100,000 104,121
2.85%, 10/26/2024 50,000 54,084
3.70%, 6/05/2025 30,000 33,772
1.20%, 8/05/2025
b
30,000 30,459
US Bancorp
3.38%, 2/05/2024 150,000 162,901
3.60%, 9/11/2024 25,000 27,621
Ventas Realty LP, 3.50%, 4/15/2024 50,000 53,926
Visa, Inc., 2.80%, 12/14/2022 85,000 89,100
Voya Financial, Inc., 3.13%, 7/15/2024 65,000 70,169
Wells Fargo & Co.
2.63%, 7/22/2022 50,000 51,832
3.07%, 1/24/2023 100,000 102,998
4.13%, 8/15/2023 100,000 109,177
1.65%, 6/02/2024 25,000 25,551
3.30%, 9/09/2024 150,000 162,995
3.00%, 2/19/2025 25,000 26,989
2.16%, 2/11/2026 25,000 25,979
2.19%, 4/30/2026 100,000 104,074
Welltower , Inc., 4.00%, 6/01/2025 20,000 22,505
Western Union Co. (The), 2.85%, 1/10/2025 25,000 26,401
Westpac Banking Corp.
2.50%, 6/28/2022 100,000 103,509
2.00%, 1/13/2023 25,000 25,862
3.30%, 2/26/2024 50,000 54,235
Weyerhaeuser Co., 4.63%, 9/15/2023 65,000 72,340
11,879,741
Industrial – 7.8%
3M Co.
3.25%, 2/14/2024 70,000 75,985
2.00%, 2/14/2025 25,000 26,366
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 69,811
Boeing Co. (The)
2.13%, 3/01/2022 65,000 65,519
4.51%, 5/01/2023 40,000 42,431
4.88%, 5/01/2025 45,000 48,946
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022 20,000 20,562
3.75%, 4/01/2024 50,000 54,825
Carrier Global Corp., 2.24%, 2/15/2025
a
25,000 26,142
Caterpillar Financial Services Corp.
1.90%, 9/06/2022 70,000 71,960
0.45%, 9/14/2023 50,000 49,997
3.75%, 11/24/2023 50,000 54,931
CNH Industrial Capital LLC, 1.95%, 7/02/2023 25,000 25,432
FedEx Corp., 3.40%, 1/14/2022 50,000 51,736
Flex Ltd., 4.75%, 6/15/2025 20,000 22,485
General Dynamics Corp.
2.25%, 11/15/2022 25,000 25,853
2.38%, 11/15/2024 25,000 26,658
General Electric Co.
3.38%, 3/11/2024 50,000 53,737
Series G, 3.45%, 5/15/2024 50,000 53,753
Honeywell International, Inc., 2.15%,
8/08/2022 70,000 72,113
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 7.8% (continued)
John Deere Capital Corp.
1.95%, 6/13/2022 65,000 66,683
2.15%, 9/08/2022 70,000 72,423
2.80%, 3/06/2023 50,000 52,791
2.65%, 6/24/2024 65,000 69,645
Norfolk Southern Corp., 3.00%, 4/01/2022 50,000 51,515
Northrop Grumman Corp.
2.55%, 10/15/2022 50,000 52,021
2.93%, 1/15/2025 75,000 81,216
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 26,251
Packaging Corp. of America
4.50%, 11/01/2023 25,000 27,566
3.65%, 9/15/2024 30,000 32,833
Raytheon Technologies Corp., 2.80%,
3/15/2022
a
75,000 77,213
Republic Services, Inc., 2.50%, 8/15/2024 70,000 74,328
Roper Technologies, Inc., 2.35%, 9/15/2024 70,000 73,959
Ryder System, Inc.
2.80%, 3/01/2022 65,000 66,785
2.50%, 9/01/2024 50,000 52,722
Stanley Black & Decker, Inc.
2.90%, 11/01/2022 70,000 73,388
4.00%, 3/15/2060 25,000 26,061
Union Pacific Corp.
2.95%, 3/01/2022 50,000 51,716
3.15%, 3/01/2024 50,000 54,033
United Parcel Service, Inc., 2.50%, 4/01/2023 50,000 52,475
Waste Management, Inc., 2.90%, 9/15/2022 65,000 67,485
WRKCo , Inc., 3.00%, 9/15/2024 65,000 69,875
2,212,226
Technology – 8.2%
Adobe, Inc., 1.70%, 2/01/2023 50,000 51,529
Analog Devices, Inc., 2.50%, 12/05/2021 65,000 66,295
Apple, Inc.
2.50%, 2/09/2022 75,000 76,954
2.30%, 5/11/2022 75,000 77,138
1.70%, 9/11/2022 50,000 51,300
2.10%, 9/12/2022 50,000 51,590
1.80%, 9/11/2024 100,000 104,489
2.50%, 2/09/2025 50,000 53,796
3.20%, 5/13/2025 50,000 55,508
0.55%, 8/20/2025 25,000 24,925
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.00%, 1/15/2022 100,000 102,735
3.63%, 1/15/2024 50,000 53,752
Broadcom, Inc., 3.63%, 10/15/2024 20,000 21,836
Dell International LLC / EMC Corp., 4.00%,
7/15/2024
a
70,000 76,008
Fiserv, Inc., 2.75%, 7/01/2024 85,000 90,726
Hewlett Packard Enterprise Co.
2.25%, 4/01/2023 75,000 77,582
1.45%, 4/01/2024 40,000 40,754
HP, Inc., 2.20%, 6/17/2025 20,000 20,955
Intel Corp.
2.35%, 5/11/2022 70,000 72,039
3.40%, 3/25/2025 25,000 27,774
3.70%, 7/29/2025 60,000 67,786

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Technology – 8.2% (continued)
International Business Machines Corp., 3.00%,
5/15/2024 150,000 162,144
Intuit, Inc., 0.95%, 7/15/2025 40,000 40,320
LAM Research Corp., 3.80%, 3/15/2025 25,000 28,044
Micron Technology, Inc., 2.50%, 4/24/2023 30,000 31,224
Microsoft Corp.
2.40%, 2/06/2022 80,000 82,019
3.63%, 12/15/2023 75,000 82,075
2.70%, 2/12/2025 25,000 27,138
Oracle Corp.
2.50%, 5/15/2022 75,000 77,219
2.40%, 9/15/2023 95,000 99,888
3.40%, 7/08/2024 25,000 27,315
2.95%, 11/15/2024 50,000 54,168
2.50%, 4/01/2025 50,000 53,561
QUALCOMM, Inc., 2.90%, 5/20/2024
b
50,000 53,756
Seagate HDD Cayman
4.88%, 3/01/2024 20,000 21,818
4.75%, 1/01/2025 50,000 55,025
Texas Instruments, Inc., 1.85%, 5/15/2022 50,000 51,129
VMware, Inc., 2.95%, 8/21/2022 50,000 51,927
Xilinx, Inc., 2.95%, 6/01/2024 55,000 58,705
2,322,946
Utilities – 5.2%
Alabama Power Co., Series 17A, 2.45%,
3/30/2022 50,000 51,350
Ameren Corp., 2.50%, 9/15/2024 40,000 42,504
Berkshire Hathaway Energy Co., 3.75%,
11/15/2023 50,000 54,409
CenterPoint Energy, Inc., 2.50%, 9/01/2022 50,000 51,684
Dominion Energy Gas Holdings LLC, 3.60%,
12/15/2024 75,000 82,482
Dominion Energy, Inc.
3.07%, 8/15/2024
c
50,000 53,900
5.75%, 10/01/2054 25,000 27,013
DTE Energy Co.
Series B, 2.60%, 6/15/2022 50,000 51,618
Series C, 2.53%, 10/01/2024 25,000 26,566
Duke Energy Corp., 3.75%, 4/15/2024 50,000 54,845
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 55,557
Edison International, 3.55%, 11/15/2024 25,000 26,410
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 58,892
Evergy , Inc., 2.45%, 9/15/2024 25,000 26,371
Eversource Energy
Series K, 2.75%, 3/15/2022 50,000 51,471
Series Q, 0.80%, 8/15/2025 25,000 24,810
FirstEnergy Corp., 2.05%, 3/01/2025 25,000 25,028
Florida Power & Light Co., 2.85%, 4/01/2025 50,000 54,432
Iberdrola International BV, 5.81%, 3/15/2025 35,000 41,391
National Rural Utilities Cooperative Finance
Corp., 2.30%, 9/15/2022 65,000 67,196
NextEra Energy Capital Holdings, Inc., 3.15%,
4/01/2024 85,000 91,497
NiSource, Inc., 0.95%, 8/15/2025 25,000 24,954
Pacific Gas and Electric Co., 3.45%, 7/01/2025 50,000 52,306
PECO Energy Co., 2.38%, 9/15/2022 65,000 67,188
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.2% (continued)
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021 65,000 65,933
0.80%, 8/15/2025 25,000 24,921
Sempra Energy, 2.90%, 2/01/2023 50,000 52,427
Southern California Edison Co., Series B, 2.40%,
2/01/2022 65,000 66,221
Southern Power Co., Series E, 2.50%,
12/15/2021 50,000 51,086
Virginia Electric and Power Co., Series A, 3.10%,
5/15/2025 30,000 32,796
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 32,972
1,490,230
Total Corporate Bonds (cost $27,512,089) 28,116,478
Investment Companies – 1.1% Shares
Registered Investment Companies – 1.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $306,188) 306,188 306,188
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
d,e
(cost $109,920) 109,920 109,920
Total Investments (cost $27,928,197) 100.5% 28,532,586
Liabilities, Less Cash and Receivables (0.5)% (152,959)
Net Assets 100.0% 28,379,627

STATEMENT OF INVESTMENTS
(continued)
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $557,637 or 1.96% of net asset.
b
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $208,552 and the value of the collateral was $215,118, consisting of cash collateral of
$109,920 and U.S. Government & Agency securities valued at $105,198.
c
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
d
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
e
The rate shown is the 1-day yield as of October 31, 2020.
See Notes to Financial Statements
Description
Value
4/24/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 2,427,578 (2,121,390) — — 306,188 1.1 82
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 987,721 (877,801) — — 109,920 0.4 456
2
Total — 3,415,299 (2,999,191) — — 416,108 1.5 538
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 41.9
Consumer, Non-cyclical 15.2
Technology 8.2
Industrial 7.8
Energy 7.5
Consumer, Cyclical 6.8
Utilities 5.2
Communications 5.2
Registered Investment Companies 1.5
Basic Materials 1.2
100.5
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2020
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8%
Basic Materials – 4.9%
Alcoa Nederland Holding BV
6.75%, 9/30/2024
a
10,000 10,313
5.50%, 12/15/2027
a
10,000 10,556
Allegheny Technologies, Inc.
7.88%, 8/15/2023 25,000 25,272
5.88%, 12/01/2027
b
18,000 16,927
Arcelormittal SA
4.55%, 3/11/2026 25,000 26,881
4.25%, 7/16/2029 45,000 47,460
7.25%, 10/15/2039 25,000 30,540
7.00%, 3/01/2041 30,000 36,171
ArcelorMittal SA, 3.60%, 7/16/2024 55,000 57,120
Arconic Corp.
6.00%, 5/15/2025
a
40,000 42,322
6.13%, 2/15/2028
a
35,000 36,880
Aruba Investments, Inc., 8.75%, 2/15/2023
a
5,000 5,074
Ashland LLC
4.75%, 8/15/2022 10,000 10,512
6.88%, 5/15/2043 30,000 38,558
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
a
65,000 68,362
Blue Cube Spinco LLC
9.75%, 10/15/2023 3,000 3,086
10.00%, 10/15/2025 5,000 5,277
Carpenter Technology Corp.
4.45%, 3/01/2023 25,000 25,799
6.38%, 7/15/2028 35,000 36,726
CF Industries, Inc.
3.45%, 6/01/2023 40,000 40,894
5.15%, 3/15/2034 35,000 41,058
Chemours Co. (The)
6.63%, 5/15/2023 20,000 19,925
7.00%, 5/15/2025
b
45,000 45,369
5.38%, 5/15/2027
b
33,000 32,429
Clearwater Paper Corp., 4.75%, 8/15/2028
a
25,000 25,246
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024
a
10,000 10,006
5.75%, 3/01/2025 13,000 12,560
9.88%, 10/17/2025
a
45,000 51,455
6.75%, 3/15/2026
a
25,000 26,241
5.88%, 6/01/2027 15,000 14,548
6.25%, 10/01/2040 12,000 10,209
Commercial Metals Co.
4.88%, 5/15/2023 15,000 15,683
5.75%, 4/15/2026 15,000 15,538
5.38%, 7/15/2027 5,000 5,219
Compass Minerals International, Inc., 4.88%,
7/15/2024
a
57,000 58,331
Constellium SE, 5.75%, 5/15/2024
a
36,000 36,448
Cornerstone Chemical Co., 6.75%, 8/15/2024
a
20,000 18,801
CVR Partners LP / CVR Nitrogen Finance Corp.,
9.25%, 6/15/2023
a
15,000 13,832
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/2022
a
15,000 15,351
5.13%, 3/15/2023
a
10,000 10,452
5.13%, 5/15/2024
a
54,000 57,749
4.50%, 9/15/2027
a
35,000 37,470
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Basic Materials – 4.9% (continued)
Freeport-McMoRan, Inc.
3.88%, 3/15/2023 25,000 25,768
4.55%, 11/14/2024 25,000 26,961
5.00%, 9/01/2027 40,000 41,724
4.13%, 3/01/2028 35,000 35,744
4.38%, 8/01/2028 45,000 46,875
5.25%, 9/01/2029 10,000 10,825
4.25%, 3/01/2030 40,000 41,925
4.63%, 8/01/2030 50,000 53,831
5.40%, 11/14/2034 25,000 28,525
5.45%, 3/15/2043 50,000 56,949
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
a
12,000 12,308
HB Fuller Co., 4.25%, 10/15/2028 50,000 51,014
Hecla Mining Co., 7.25%, 2/15/2028 12,000 12,900
Hexion , Inc., 7.88%, 7/15/2027
a
35,000 36,331
INEOS Group Holdings SA, 5.63%, 8/01/2024
a
43,000 43,610
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
a
5,000 4,956
Ingevity Corp., 4.50%, 2/01/2026
a
11,000 11,209
Innophos Holdings, Inc., 9.38%, 2/15/2028
a
32,000 34,240
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
a
15,000 16,090
Kaiser Aluminum Corp.
6.50%, 5/01/2025
a
40,000 42,486
4.63%, 3/01/2028
a
43,000 42,671
Mercer International, Inc.
6.50%, 2/01/2024 7,000 7,035
7.38%, 1/15/2025 20,000 20,325
5.50%, 1/15/2026 10,000 9,525
Methanex Corp.
4.25%, 12/01/2024 30,000 30,214
5.25%, 12/15/2029 40,000 40,509
5.65%, 12/01/2044 25,000 23,997
Mineral Resources Ltd., 8.13%, 5/01/2027
a
35,000 38,200
Neon Holdings, Inc., 10.13%, 4/01/2026
a
15,000 16,004
New Gold, Inc., 6.38%, 5/15/2025
a
11,000 11,404
Novelis Corp.
5.88%, 9/30/2026
a
55,000 56,757
4.75%, 1/30/2030
a
78,000 79,106
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
a
20,000 20,248
OCI NV, 5.25%, 11/01/2024
a
30,000 30,691
Olin Corp.
5.50%, 8/15/2022 5,000 5,135
5.13%, 9/15/2027 11,000 11,258
5.63%, 8/01/2029 23,000 23,746
5.00%, 2/01/2030 15,000 15,111
PQ Corp., 5.75%, 12/15/2025
a
30,000 30,952
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
a
17,000 16,803
Rayonier Am Products, Inc., 5.50%, 6/01/2024
a
10,000 7,299
Resolute Forest Products, Inc., 5.88%,
5/15/2023 7,000 6,930
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
a
37,000 39,017
Smurfit Kappa Treasury Funding DAC, 7.50%,
11/20/2025 20,000 24,012
TPC Group, Inc., 10.50%, 8/01/2024
a
40,000 34,007

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Basic Materials – 4.9% (continued)
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
a
65,000 65,984
Tronox Finance PLC, 5.75%, 10/01/2025
a
18,000 17,973
U.S. Steel Corp.
12.00%, 6/01/2025
a
50,000 55,493
6.88%, 8/15/2025 45,000 35,723
6.25%, 3/15/2026 20,000 15,262
6.65%, 6/01/2037 10,000 6,934
Valvoline, Inc., 4.25%, 2/15/2030
a
25,000 25,522
WR Grace & Co.-Conn, 5.63%, 10/01/2024
a
11,000 11,854
2,658,622
Communications – 16.9%
Altice Financing SA
7.50%, 5/15/2026
a
80,000 83,505
5.00%, 1/15/2028
a
50,000 48,512
Altice France Holding SA
10.50%, 5/15/2027
a
50,000 55,125
6.00%, 2/15/2028
a
55,000 52,759
Altice France SA
7.38%, 5/01/2026
a
225,000 234,895
8.13%, 2/01/2027
a
55,000 59,885
5.50%, 1/15/2028
a
57,000 57,392
AMC Networks, Inc.
5.00%, 4/01/2024 20,000 20,098
4.75%, 8/01/2025
b
27,000 27,024
Belo Corp.
7.75%, 6/01/2027 23,000 25,934
7.25%, 9/15/2027 5,000 5,559
Block Communications, Inc., 4.88%, 3/01/2028
a
15,000 15,375
C&W Senior Financing Dac , 6.88%, 9/15/2027
a
50,000 53,114
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 2/15/2026
a
90,000 93,290
5.50%, 5/01/2026
a
65,000 67,600
5.13%, 5/01/2027
a
150,000 157,525
5.88%, 5/01/2027
a
30,000 31,302
5.00%, 2/01/2028
a
90,000 94,500
5.38%, 6/01/2029
a
65,000 70,102
4.75%, 3/01/2030
a
125,000 131,411
4.50%, 8/15/2030
a
95,000 98,709
4.25%, 2/01/2031
a
140,000 143,668
4.50%, 5/01/2032
a
120,000 124,077
Centurylink , Inc.
5.63%, 4/01/2025 15,000 15,754
Series G, 6.88%, 1/15/2028 15,000 16,667
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022 35,000 36,398
Series W, 6.75%, 12/01/2023 24,000 26,236
Series Y, 7.50%, 4/01/2024 57,000 62,828
5.13%, 12/15/2026
a
16,000 16,361
4.00%, 2/15/2027
a
61,000 62,364
Series P, 7.60%, 9/15/2039 15,000 16,899
Series U, 7.65%, 3/15/2042 40,000 44,066
Cincinnati Bell, Inc.
7.00%, 7/15/2024
a
15,000 15,461
8.00%, 10/15/2025
a
15,000 15,896
Clear Channel International BV, 6.63%,
8/01/2025
a
20,000 20,382
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 16.9% (continued)
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 45,000 39,175
5.13%, 8/15/2027
a
41,000 40,145
Cogent Communications Group, Inc., 5.38%,
3/01/2022
a
15,000 15,313
CommScope Technologies LLC, 6.00%,
6/15/2025
a
31,000 30,742
Commscope , Inc.
5.50%, 3/01/2024
a
45,000 45,955
7.13%, 7/01/2028
a
35,000 35,182
CommScope , Inc.
6.00%, 3/01/2026
a
50,000 51,853
8.25%, 3/01/2027
a,b
11,000 11,390
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
a
50,000 50,373
Consolidated Communications, Inc., 6.50%,
10/01/2028
a
55,000 56,510
CSC Holdings LLC
6.75%, 11/15/2021 27,000 28,234
5.88%, 9/15/2022 22,000 23,279
5.25%, 6/01/2024 25,000 26,718
5.50%, 5/15/2026
a
52,000 54,094
5.50%, 4/15/2027
a
55,000 57,951
5.38%, 2/01/2028
a
26,000 27,610
7.50%, 4/01/2028
a
45,000 49,292
6.50%, 2/01/2029
a
75,000 83,225
5.75%, 1/15/2030
a
100,000 106,849
4.13%, 12/01/2030
a
25,000 25,392
4.63%, 12/01/2030
a
90,000 89,906
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
a
71,000 65,978
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
a
105,000 61,438
6.63%, 8/15/2027
a,b
60,000 24,951
DISH DBS Corp.
5.88%, 7/15/2022 68,000 69,954
5.00%, 3/15/2023 52,000 52,407
5.88%, 11/15/2024 89,000 89,571
7.75%, 7/01/2026 60,000 63,630
DKT Finance ApS , 9.38%, 6/17/2023
a
20,000 20,524
EIG Investors Corp., 10.88%, 2/01/2024 27,000 28,028
Embarq Corp., 8.00%, 6/01/2036 52,000 60,840
Entercom Media Corp.
7.25%, 11/01/2024
a,b
46,000 38,811
6.50%, 5/01/2027
a
11,000 9,580
EW Scripps Co. (The), 5.13%, 5/15/2025
a
10,000 9,550
Getty Images, Inc., 9.75%, 3/01/2027
a
15,000 15,222
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
a
32,000 33,563
Gogo Intermediate Holdings LLC / Gogo Finance
Co., Inc., 9.88%, 5/01/2024
a
41,000 43,163
Gray Television, Inc.
5.88%, 7/15/2026
a
22,000 22,897
7.00%, 5/15/2027
a
30,000 32,313
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 40,000 42,922
6.63%, 8/01/2026 20,000 21,705

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 16.9% (continued)
iHeartCommunications , Inc.
6.38%, 5/01/2026 45,000 46,874
8.38%, 5/01/2027 70,000 68,266
Iheartcommunications , Inc.
5.25%, 8/15/2027
a
20,000 19,749
4.75%, 1/15/2028
a
50,000 48,044
Intrado Corp., 8.50%, 10/15/2025
a
35,000 31,494
Lamar Media Corp., 5.75%, 2/01/2026 23,000 23,793
LCPR Senior Secured Financing DAC, 6.75%,
10/15/2027
a
100,000 106,218
Level 3 Financing, Inc.
5.25%, 3/15/2026 55,000 56,802
4.63%, 9/15/2027
a
50,000 51,104
4.25%, 7/01/2028
a
40,000 40,206
Liberty Interactive LLC
8.50%, 7/15/2029 5,000 5,391
8.25%, 2/01/2030 45,000 48,691
Ligado Networks LLC, 15.50%, 11/01/2023
a,c
105,000 99,562
LogMeIn, Inc., 5.50%, 9/01/2027
a
60,000 60,830
Match Group, Inc.
5.00%, 12/15/2027
a
13,000 13,537
5.63%, 2/15/2029
a
5,000 5,391
4.13%, 8/01/2030
a
25,000 25,566
MDC Partners, Inc., 6.50%, 5/01/2024
a
13,000 12,544
Meredith Corp.
6.50%, 7/01/2025
a
10,000 10,313
6.88%, 2/01/2026 45,000 37,302
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
a
60,000 62,427
National CineMedia LLC, 5.88%, 4/15/2028
a
25,000 17,438
Netflix, Inc.
5.50%, 2/15/2022 55,000 57,797
5.88%, 2/15/2025 100,000 112,934
4.38%, 11/15/2026 30,000 32,582
4.88%, 4/15/2028 45,000 50,602
5.88%, 11/15/2028 90,000 107,556
6.38%, 5/15/2029 65,000 80,071
5.38%, 11/15/2029
a
40,000 46,908
4.88%, 6/15/2030
a
61,000 69,657
Nexstar Broadcasting, Inc., 5.63%, 7/15/2027
a
80,000 83,416
Nokia OYJ
3.38%, 6/12/2022 13,000 13,269
4.38%, 6/12/2027 33,000 35,496
6.63%, 5/15/2039 25,000 31,520
NortonLifeLock , Inc.
3.95%, 6/15/2022 20,000 20,555
5.00%, 4/15/2025
a
25,000 25,465
ORBCOMM, Inc., 8.00%, 4/01/2024
a
7,000 7,105
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.63%, 2/15/2024 3,000 3,054
5.00%, 8/15/2027
a
10,000 9,476
4.63%, 3/15/2030
a
45,000 41,344
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
a
50,000 46,500
Plantronics, Inc., 5.50%, 5/31/2023
a
12,000 11,587
Qualitytech LP / QTS Finance Corp., 4.75%,
11/15/2025
a
43,000 44,548
Quebecor Media, Inc., 5.75%, 1/15/2023 50,000 53,750
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 16.9% (continued)
Qwest Corp., 7.25%, 9/15/2025 10,000 11,476
Salem Media Group, Inc., 6.75%, 6/01/2024
a
40,000 34,900
Scripps Escrow, Inc., 5.88%, 7/15/2027
a
45,000 43,653
Sinclair Television Group, Inc.
5.63%, 8/01/2024
a
36,000 35,973
5.88%, 3/15/2026
a
7,000 6,924
5.13%, 2/15/2027
a
11,000 10,355
5.50%, 3/01/2030
a
21,000 19,759
Sirius XM Radio, Inc.
3.88%, 8/01/2022
a
25,000 25,227
4.63%, 7/15/2024
a
75,000 77,342
5.38%, 7/15/2026
a
25,000 26,045
5.00%, 8/01/2027
a
40,000 41,881
5.50%, 7/01/2029
a
85,000 92,494
4.13%, 7/01/2030
a
70,000 71,965
Sprint Capital Corp.
6.88%, 11/15/2028 84,000 106,279
8.75%, 3/15/2032 85,000 127,188
Sprint Communications, Inc.
11.50%, 11/15/2021 25,000 27,278
6.00%, 11/15/2022 79,000 84,493
Sprint Corp.
7.88%, 9/15/2023 130,000 148,168
7.13%, 6/15/2024 105,000 120,788
7.63%, 2/15/2025 40,000 47,242
7.63%, 3/01/2026 40,000 48,657
TEGNA, Inc.
5.50%, 9/15/2024
a
2,000 2,039
4.63%, 3/15/2028
a
43,000 42,470
5.00%, 9/15/2029 51,000 51,630
Telecom Italia Capital SA
6.38%, 11/15/2033 30,000 35,589
6.00%, 9/30/2034 50,000 58,293
7.20%, 7/18/2036 20,000 25,293
7.72%, 6/04/2038 10,000 13,586
Telecom Italia SpA , 5.30%, 5/30/2024
a
75,000 80,883
Telefonaktiebolaget LM Ericsson, 4.13%,
5/15/2022 25,000 25,936
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
a
13,000 13,245
6.50%, 10/15/2027
a
20,000 19,949
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
a
50,000 51,157
T-Mobile USA, Inc.
4.00%, 4/15/2022 15,000 15,502
6.00%, 3/01/2023 30,000 30,026
6.00%, 4/15/2024 25,000 25,439
6.50%, 1/15/2026 45,000 46,876
4.50%, 2/01/2026 30,000 30,735
5.38%, 4/15/2027 35,000 37,360
4.75%, 2/01/2028 75,000 80,398
Townsquare Media, Inc., 6.50%, 4/01/2023
a
17,000 15,912
Trilogy International Partners LLC / Trilogy
International Finance, Inc., 8.88%,
5/01/2022
a
40,000 36,585
Tripadvisor , Inc., 7.00%, 7/15/2025
a
15,000 15,600
Twitter, Inc., 3.88%, 12/15/2027
a
40,000 41,980
U.S. Cellular Corp., 6.70%, 12/15/2033 10,000 13,186

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Communications – 16.9% (continued)
Uber Technologies, Inc.
7.50%, 5/15/2025
a
40,000 42,037
8.00%, 11/01/2026
a
60,000 63,189
7.50%, 9/15/2027
a
87,000 90,909
Univision Communications, Inc.
5.13%, 2/15/2025
a
38,000 37,353
9.50%, 5/01/2025
a
15,000 16,382
6.63%, 6/01/2027
a
50,000 50,494
UPC Holding BV, 5.50%, 1/15/2028
a
50,000 51,717
Veon Holdings BV, 4.00%, 4/09/2025
a
75,000 78,242
VeriSign, Inc.
5.25%, 4/01/2025 36,000 40,367
4.75%, 7/15/2027 65,000 68,783
ViacomCBS , Inc.
5.88%, 2/28/2057 26,000 26,287
6.25%, 2/28/2057 47,000 51,089
ViaSat , Inc.
5.63%, 9/15/2025
a
70,000 70,432
5.63%, 4/15/2027
a
7,000 7,334
6.50%, 7/15/2028
a
40,000 41,255
Videotron Ltd.
5.00%, 7/15/2022 47,000 49,228
5.38%, 6/15/2024
a
20,000 21,880
5.13%, 4/15/2027
a
50,000 52,876
Virgin Media Secured Finance PLC
5.50%, 8/15/2026
a
55,000 57,220
5.50%, 5/15/2029
a
55,000 58,791
4.50%, 8/15/2030
a
25,000 25,514
Vodafone Group PLC, 7.00%, 4/04/2079 70,000 83,018
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
a
70,000 67,537
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
a
56,000 54,952
6.13%, 3/01/2028
a
58,000 58,714
Ziggo Bond Co. BV, 6.00%, 1/15/2027
a
25,000 25,955
Ziggo BV
5.50%, 1/15/2027
a
55,000 57,067
4.88%, 1/15/2030
a
30,000 31,127
9,131,147
Consumer, Cyclical – 20.9%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/2024
a
40,000 40,819
5.75%, 4/15/2025
a
35,000 37,322
5.00%, 10/15/2025
a
59,000 60,473
3.88%, 1/15/2028
a
45,000 45,692
4.00%, 10/15/2030
a
310,000 308,110
Adient Global Holdings Ltd., 4.88%, 8/15/2026
a
25,000 23,949
Adient US LLC
9.00%, 4/15/2025
a
15,000 16,491
7.00%, 5/15/2026
a
7,000 7,469
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
a
5,000 4,863
Allison Transmission, Inc.
4.75%, 10/01/2027
a
30,000 31,076
5.88%, 6/01/2029
a,b
25,000 27,340
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
American Airlines Group, Inc.
5.00%, 6/01/2022
a
45,000 29,229
3.75%, 3/01/2025
a
7,000 3,470
American Airlines Pass-Through Trust
Series 2013-2, , Class A4.95%, 7/15/2024 42,467 36,696
Series 2013-1, , Class A4.00%, 7/15/2025 24,513 18,521
Series 2014-1, , Class A3.70%, 10/01/2026 33,853 26,404
Series 2015-1, , Class A3.38%, 5/01/2027 39,982 29,896
Series 2016-1, , Class A4.10%, 1/15/2028 28,328 21,149
Series 2016-2, , Class A3.65%, 6/15/2028 29,120 21,624
American Airlines, Inc., 11.75%, 7/15/2025
a
65,000 63,239
American Axle & Manufacturing, Inc.
6.25%, 4/01/2025
b
15,000 15,189
6.25%, 3/15/2026 15,000 15,036
6.88%, 7/01/2028
b
15,000 15,244
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/2026
a
20,000 20,777
4.00%, 1/15/2028
a
15,000 15,253
Aramark Services, Inc.
5.00%, 4/01/2025
a,b
30,000 30,449
6.38%, 5/01/2025
a,b
45,000 47,227
5.00%, 2/01/2028
a,b
86,000 86,808
Arrow Bidco LLC, 9.50%, 3/15/2024
a
10,000 8,341
Asbury Automotive Group, Inc.
4.50%, 3/01/2028
a
30,000 30,358
4.75%, 3/01/2030
a
11,000 11,349
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.75%, 8/01/2025
a
55,000 56,631
9.88%, 4/01/2027
a
55,000 61,469
6.63%, 1/15/2028
a
25,000 25,256
Aston Martin Capital Holdings Ltd., 6.50%,
4/15/2022
a
20,000 20,148
Avient Corp., 5.25%, 3/15/2023 23,000 24,709
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025
a
32,000 31,399
4.50%, 11/15/2026
a
13,000 13,345
Beazer Homes USA, Inc., 5.88%, 10/15/2027 10,000 10,199
Bed Bath & Beyond, Inc.
3.75%, 8/01/2024
b
27,000 26,060
4.92%, 8/01/2034 4,000 3,334
5.17%, 8/01/2044 30,000 24,488
Boyd Gaming Corp.
8.63%, 6/01/2025
a
10,000 10,939
6.38%, 4/01/2026 5,000 5,185
6.00%, 8/15/2026 40,000 41,060
4.75%, 12/01/2027 35,000 34,015
Boyne USA, Inc., 7.25%, 5/01/2025
a
15,000 15,675
Brinker International, Inc.
3.88%, 5/15/2023 10,000 9,731
5.00%, 10/01/2024
a
10,000 10,024
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp.
6.38%, 5/15/2025
a
15,000 15,254
4.88%, 2/15/2030
a
10,000 9,502
Buena Vista Gaming Authority, 13.00%,
4/01/2023
a
20,000 21,213
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/2025
a
20,000 21,014

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
Caesars Resort Collection LLC / CRC Finco , Inc.,
5.25%, 10/15/2025
a
47,000 44,634
Caleres , Inc., 6.25%, 8/15/2023 6,000 5,734
Carnival Corp.
11.50%, 4/01/2023
a
135,000 148,581
10.50%, 2/01/2026
a
30,000 32,616
9.88%, 8/01/2027
a
50,000 52,006
6.65%, 1/15/2028 40,000 31,847
Cedar Fair LP, 5.25%, 7/15/2029
b
15,000 13,587
Cedar Fair LP / Canada's Wonderland Co.
/ Magnum Management Corp., 5.38%,
6/01/2024 57,000 54,791
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC, 5.38%, 4/15/2027 50,000 46,294
Century Communities, Inc.
5.88%, 7/15/2025 37,000 38,112
6.75%, 6/01/2027 36,000 38,431
Churchill Downs, Inc.
5.50%, 4/01/2027
a
50,000 51,750
4.75%, 1/15/2028
a
35,000 35,492
Cinemark USA, Inc.
5.13%, 12/15/2022 10,000 8,675
4.88%, 6/01/2023 15,000 12,558
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
a
55,000 57,250
8.50%, 5/15/2027
a
90,000 93,937
Colt Merger Sub, Inc.
5.75%, 7/01/2025
a
30,000 30,772
6.25%, 7/01/2025
a
90,000 92,576
8.13%, 7/01/2027
a
60,000 62,664
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
a
10,000 8,366
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026
a
10,000 6,700
Core & Main Holdings LP, 8.63%, 9/15/2024
a,c
55,000 55,900
Core & Main LP, 6.13%, 8/15/2025
a
25,000 25,573
Dana Financing Luxembourg Sarl
5.75%, 4/15/2025
a
7,000 7,245
6.50%, 6/01/2026
a
7,000 7,320
Dealer Tire LLC / Dt Issuer LLC, 8.00%,
2/01/2028
a
40,000 40,983
Delta Air Lines, Inc.
3.63%, 3/15/2022 115,000 112,653
3.80%, 4/19/2023 20,000 19,071
2.90%, 10/28/2024 30,000 26,086
7.38%, 1/15/2026 50,000 51,462
4.38%, 4/19/2028 20,000 17,296
3.75%, 10/28/2029 25,000 20,935
Diamond Resorts International, Inc.
7.75%, 9/01/2023
a
10,000 9,410
10.75%, 9/01/2024
a,b
10,000 9,078
Downstream Development Authority of
The Quapaw Tribe of Oklahoma, 10.50%,
2/15/2023
a
5,000 4,610
eG Global Finance PLC, 6.75%, 2/07/2025
a
22,000 21,562
Enterprise Development Authority (The),
12.00%, 7/15/2024
a
15,000 16,638
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%,
4/15/2025
a
30,000 32,705
Fiat Chrysler Automobiles NV, 5.25%,
4/15/2023 37,000 39,341
FirstCash , Inc., 4.63%, 9/01/2028
a
35,000 35,630
Ford Holdings LLC, 9.30%, 3/01/2030 15,000 18,204
Ford Motor Co.
8.50%, 4/21/2023 120,000 132,433
9.00%, 4/22/2025 155,000 182,608
4.35%, 12/08/2026 70,000 71,037
6.63%, 10/01/2028 50,000 56,034
6.38%, 2/01/2029 20,000 20,853
9.63%, 4/22/2030
b
25,000 33,418
7.45%, 7/16/2031 25,000 29,798
4.75%, 1/15/2043 50,000 46,162
7.40%, 11/01/2046 50,000 54,937
5.29%, 12/08/2046 75,000 71,330
9.98%, 2/15/2047 5,000 6,462
Ford Motor Credit Co. LLC
3.34%, 3/28/2022 50,000 49,877
2.98%, 8/03/2022 50,000 49,524
4.25%, 9/20/2022 10,000 10,140
3.55%, 10/07/2022 40,000 39,978
3.35%, 11/01/2022 40,000 39,833
3.09%, 1/09/2023 50,000 49,512
4.14%, 2/15/2023 10,000 10,100
3.10%, 5/04/2023 50,000 49,301
3.81%, 1/09/2024 50,000 49,944
5.58%, 3/18/2024 50,000 52,518
3.66%, 9/08/2024 10,000 9,909
4.06%, 11/01/2024 60,000 60,330
4.69%, 6/09/2025 40,000 40,939
5.13%, 6/16/2025 50,000 52,113
4.13%, 8/04/2025 50,000 49,953
4.39%, 1/08/2026 50,000 50,322
4.54%, 8/01/2026 25,000 25,354
4.27%, 1/09/2027 50,000 49,970
4.13%, 8/17/2027 75,000 73,898
3.82%, 11/02/2027 10,000 9,697
5.11%, 5/03/2029 90,000 93,473
Forestar Group, Inc.
8.00%, 4/15/2024
a
23,000 24,100
5.00%, 3/01/2028
a
5,000 4,960
Gamestop Corp., 10.00%, 3/15/2023
a
5,000 4,958
Gap, Inc. (The)
8.63%, 5/15/2025
a
36,000 39,728
8.88%, 5/15/2027
a
35,000 40,006
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
a
22,000 18,576
Golden Nugget, Inc.
6.75%, 10/15/2024
a
45,000 38,089
8.75%, 10/01/2025
a,b
20,000 16,207
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023 25,000 24,848
9.50%, 5/31/2025 25,000 27,476
5.00%, 5/31/2026 50,000 49,275
4.88%, 3/15/2027
b
15,000 14,607
Guitar Center, Inc., 9.50%, 10/15/2021
a,b,d
15,000 13,005

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
H&E Equipment Services, Inc., 5.63%,
9/01/2025 20,000 20,731
Hanesbrands, Inc.
4.63%, 5/15/2024
a
23,000 23,963
5.38%, 5/15/2025
a
50,000 52,618
4.88%, 5/15/2026
a
50,000 53,781
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/2024 105,000 104,540
5.13%, 5/01/2026 85,000 86,487
4.88%, 1/15/2030 35,000 36,013
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower, Inc., 6.13%,
12/01/2024 13,000 13,379
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.63%, 4/01/2025 40,000 40,361
IAA, Inc., 5.50%, 6/15/2027
a
42,000 44,084
IHO Verwaltungs GmbH
4.75%, 9/15/2026
a,c
25,000 25,243
6.00%, 5/15/2027
a,c
20,000 20,844
6.38%, 5/15/2029
a,b,c
25,000 26,566
Installed Building Products, Inc., 5.75%,
2/01/2028
a
40,000 42,101
International Game Technology PLC
6.25%, 2/15/2022
a
20,000 20,487
6.50%, 2/15/2025
a
23,000 24,528
6.25%, 1/15/2027
a
23,000 24,432
5.25%, 1/15/2029
a
25,000 24,896
IRB Holding Corp., 6.75%, 2/15/2026
a
25,000 25,205
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
a
20,000 19,605
Jaguar Land Rover Automotive PLC
5.63%, 2/01/2023
a
16,000 15,612
7.75%, 10/15/2025
a
75,000 75,933
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
a
15,000 15,930
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
a
10,000 9,739
KAR Auction Services, Inc., 5.13%, 6/01/2025
a
45,000 45,649
KB Home
7.00%, 12/15/2021 11,000 11,460
7.50%, 9/15/2022 53,000 58,004
7.63%, 5/15/2023 21,000 23,125
6.88%, 6/15/2027 10,000 11,818
4.80%, 11/15/2029 11,000 11,887
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC, 5.25%, 6/01/2026
a
45,000 46,510
L Brands, Inc.
9.38%, 7/01/2025
a
15,000 17,407
6.69%, 1/15/2027 5,000 5,027
5.25%, 2/01/2028 45,000 44,275
7.50%, 6/15/2029 15,000 16,056
6.63%, 10/01/2030
a
40,000 41,974
6.95%, 3/01/2033
b
15,000 13,697
6.88%, 11/01/2035 55,000 55,918
6.75%, 7/01/2036 15,000 15,187
7.60%, 7/15/2037 4,000 3,811
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
Lennar Corp.
5.38%, 10/01/2022 26,000 27,674
4.75%, 11/15/2022 25,000 26,291
4.88%, 12/15/2023 16,000 17,329
4.50%, 4/30/2024 50,000 53,932
4.75%, 5/30/2025 45,000 49,418
5.25%, 6/01/2026 30,000 34,064
5.00%, 6/15/2027 15,000 17,175
4.75%, 11/29/2027 30,000 34,224
Levi Strauss & Co., 5.00%, 5/01/2025 30,000 30,755
LGI Homes, Inc., 6.88%, 7/15/2026
a
37,000 38,666
Lions Gate Capital Holdings LLC
6.38%, 2/01/2024
a
21,000 20,177
5.88%, 11/01/2024
a
28,000 26,439
Lithia Motors, Inc., 4.63%, 12/15/2027
a
7,000 7,367
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
a
15,000 14,452
5.63%, 3/15/2026
a
11,000 10,424
6.50%, 5/15/2027
a
30,000 32,307
4.75%, 10/15/2027
a
25,000 23,058
LTF Merger Sub, Inc., 8.50%, 6/15/2023
a
15,000 13,652
M/I Homes, Inc.
5.63%, 8/01/2025 10,000 10,342
4.95%, 2/01/2028 8,000 8,333
Macy's Retail Holdings LLC
4.38%, 9/01/2023 40,000 32,601
6.38%, 3/15/2037 5,000 3,048
4.30%, 2/15/2043 45,000 25,384
Macy's Retail Holdings, Inc.
3.88%, 1/15/2022
b
15,000 14,173
2.88%, 2/15/2023 20,000 16,710
3.63%, 6/01/2024
b
40,000 31,022
5.13%, 1/15/2042 10,000 5,767
Marriott Ownership Resorts, Inc. / ILG LLC,
6.50%, 9/15/2026 35,000 36,035
Mattamy Group Corp., 4.63%, 3/01/2030
a
23,000 23,499
Mattel, Inc.
3.15%, 3/15/2023 87,000 86,958
6.75%, 12/31/2025
a
40,000 42,011
5.88%, 12/15/2027
a
20,000 21,725
6.20%, 10/01/2040 15,000 15,659
5.45%, 11/01/2041 20,000 20,167
MDC Holdings, Inc., 6.00%, 1/15/2043 10,000 12,529
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
a
15,000 14,996
5.38%, 12/04/2029
a
40,000 38,617
Meritage Homes Corp.
7.00%, 4/01/2022 29,000 30,863
6.00%, 6/01/2025 12,000 13,499
Meritor, Inc.
6.25%, 2/15/2024 12,000 12,216
6.25%, 6/01/2025
a
10,000 10,234
Merlin Entertainments Ltd., 5.75%, 6/15/2026
a
25,000 23,320
MGM China Holdings Ltd., 5.38%, 5/15/2024
a
25,000 25,644

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
MGM Resorts International
7.75%, 3/15/2022 33,000 34,688
6.00%, 3/15/2023 23,000 23,922
6.75%, 5/01/2025 20,000 21,014
5.75%, 6/15/2025 40,000 41,593
5.50%, 4/15/2027 15,000 15,149
4.75%, 10/15/2028 75,000 73,476
Michael Kors USA, Inc., 4.50%, 11/01/2024
a
20,000 19,628
Michaels Stores, Inc., 8.00%, 7/15/2027
a,b
15,000 15,454
Motion Bondco DAC, 6.63%, 11/15/2027
a,b
10,000 8,423
Murphy Oil USA, Inc.
5.63%, 5/01/2027 27,000 28,473
4.75%, 9/15/2029 20,000 21,084
Navistar International Corp.
9.50%, 5/01/2025
a
20,000 22,153
6.63%, 11/01/2025
a
12,000 12,409
NCL Corp. Ltd.
12.25%, 5/15/2024
a
20,000 21,947
3.63%, 12/15/2024
a
10,000 6,897
10.25%, 2/01/2026
a
50,000 51,492
New Home Co., Inc. (The), 7.25%, 4/01/2022 25,000 25,478
Newell Brands, Inc.
4.00%, 6/15/2022 5,000 5,172
4.35%, 4/01/2023 30,000 31,310
4.70%, 4/01/2026 40,000 42,616
5.88%, 4/01/2036 16,000 18,735
6.00%, 4/01/2046 51,000 60,395
Nordstrom, Inc.
4.00%, 10/15/2021 30,000 29,833
4.00%, 3/15/2027 25,000 20,952
6.95%, 3/15/2028 20,000 18,814
4.38%, 4/01/2030
b
30,000 23,141
5.00%, 1/15/2044 50,000 35,369
Penn National Gaming, Inc., 5.63%, 1/15/2027
a
15,000 15,331
Penske Automotive Group, Inc.
5.38%, 12/01/2024 55,000 56,097
5.50%, 5/15/2026 16,000 16,511
Performance Food Group, Inc.
5.50%, 6/01/2024
a
15,000 15,070
5.50%, 10/15/2027
a
35,000 35,875
PetSmart, Inc.
7.13%, 3/15/2023
a
45,000 44,254
5.88%, 6/01/2025
a
30,000 30,670
8.88%, 6/01/2025
a
40,000 40,343
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
a
40,000 42,177
Powdr Corp., 6.00%, 8/01/2025
a
10,000 10,092
PulteGroup, Inc.
5.50%, 3/01/2026 20,000 23,044
5.00%, 1/15/2027 45,000 51,484
7.88%, 6/15/2032 10,000 14,175
6.38%, 5/15/2033 11,000 14,041
6.00%, 2/15/2035 6,000 7,467
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
QVC, Inc.
4.38%, 3/15/2023 55,000 56,981
4.85%, 4/01/2024 20,000 20,769
4.45%, 2/15/2025 20,000 20,651
4.75%, 2/15/2027 20,000 20,422
5.45%, 8/15/2034 15,000 14,747
5.95%, 3/15/2043 20,000 19,344
Resideo Funding, Inc., 6.13%, 11/01/2026
a,b
60,000 58,176
Rite AID Corp.
7.50%, 7/01/2025
a
70,000 70,016
7.70%, 2/15/2027 10,000 7,725
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 55,000 49,155
10.88%, 6/01/2023
a
20,000 21,816
9.13%, 6/15/2023
a
25,000 26,032
11.50%, 6/01/2025
a
100,000 114,392
7.50%, 10/15/2027 15,000 13,017
3.70%, 3/15/2028 20,000 14,530
Sally Holdings LLC / Sally Capital, Inc., 5.50%,
11/01/2023
b
52,000 51,980
Scientific Games International, Inc.
5.00%, 10/15/2025
a
37,000 37,113
8.25%, 3/15/2026
a,b
25,000 25,375
7.00%, 5/15/2028
a
11,000 10,930
7.25%, 11/15/2029
a
10,000 9,914
Scotts Miracle-GRO Co. (The), 5.25%,
12/15/2026 10,000 10,655
Seaworld Parks & Entertainment, Inc., 9.50%,
8/01/2025
a
80,000 83,972
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
a
20,000 20,319
Silversea Cruise Finance Ltd., 7.25%,
2/01/2025
a
80,000 80,413
Six Flags Entertainment Corp.
4.88%, 7/31/2024
a
55,000 51,104
5.50%, 4/15/2027
a,b
35,000 32,513
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
a,b
35,000 37,060
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
a
11,000 10,479
Spirit Loyalty Cayman Ltd. / Spirit Ip Cayman
Ltd., 8.00%, 9/20/2025
a
45,000 47,708
SRS Distribution, Inc., 8.25%, 7/01/2026
a,b
15,000 15,946
Staples, Inc.
7.50%, 4/15/2026
a
75,000 70,037
10.75%, 4/15/2027
a
25,000 19,900
Stars Group Holdings BV / Stars Group US Co.-
Borrower LLC, 7.00%, 7/15/2026
a
36,000 38,085
Station Casinos LLC
5.00%, 10/01/2025
a
25,000 24,868
4.50%, 2/15/2028
a
25,000 23,536
Studio City Finance Ltd.
6.00%, 7/15/2025
a
10,000 10,056
6.50%, 1/15/2028
a
10,000 9,959
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.50%, 6/01/2024 12,000 12,130
5.75%, 3/01/2025 5,000 5,091
5.88%, 3/01/2027 20,000 20,662

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
a
15,000 14,545
Superior Plus LP / Superior General Partner,
Inc., 7.00%, 7/15/2026
a
15,000 16,045
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
a
15,000 16,160
5.75%, 1/15/2028
a
15,000 16,602
5.13%, 8/01/2030
a
35,000 37,975
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
a
30,000 31,700
5.63%, 3/01/2024
a
13,000 13,791
Tempur Sealy International, Inc., 5.50%,
6/15/2026 35,000 36,352
Tenneco, Inc.
5.38%, 12/15/2024
b
5,000 4,129
5.00%, 7/15/2026 10,000 7,763
Tesla, Inc., 5.30%, 8/15/2025
a
60,000 62,081
Titan International, Inc., 6.50%, 11/30/2023 5,000 3,856
Toll Brothers Finance Corp.
5.88%, 2/15/2022 7,000 7,281
4.38%, 4/15/2023 30,000 31,453
5.63%, 1/15/2024 7,000 7,670
4.88%, 3/15/2027 13,000 14,683
TRI Pointe Group, Inc.
5.25%, 6/01/2027 15,000 16,139
5.70%, 6/15/2028 11,000 12,186
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.88%, 6/15/2024 15,000 16,257
Truck Hero, Inc., 8.50%, 4/21/2024
a
15,000 15,829
UAL Pass-Through Trust, Series 2007-1, Class A,
6.64%, 1/02/2024 14,217 13,211
Under Armour , Inc., 3.25%, 6/15/2026 20,000 19,351
United Airlines Holdings, Inc.
4.25%, 10/01/2022 10,000 9,093
5.00%, 2/01/2024
b
10,000 8,749
4.88%, 1/15/2025 10,000 8,395
Univar Solutions USA, Inc., 5.13%, 12/01/2027
a
35,000 36,282
Viking Cruises Ltd.
6.25%, 5/15/2025
a
10,000 7,723
13.00%, 5/15/2025
a
45,000 50,800
5.88%, 9/15/2027
a
30,000 23,170
Vista Outdoor, Inc., 5.88%, 10/01/2023 25,000 25,145
VOC Escrow Ltd., 5.00%, 2/15/2028
a
25,000 21,676
Wabash National Corp., 5.50%, 10/01/2025
a
8,000 8,040
William Carter Co. (The), 5.63%, 3/15/2027
a
45,000 47,215
Winnebago Industries, Inc., 6.25%, 7/15/2028
a
10,000 10,617
WMG Acquisition Corp.
5.50%, 4/15/2026
a
15,000 15,562
3.88%, 7/15/2030
a
35,000 35,227
3.00%, 2/15/2031
a
30,000 28,664
Wolverine Escrow LLC
8.50%, 11/15/2024
a
20,000 15,577
9.00%, 11/15/2026
a
30,000 22,893
13.13%, 11/15/2027
a
20,000 13,802
Wolverine World Wide, Inc., 6.38%, 5/15/2025
a
40,000 42,556
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Cyclical – 20.9% (continued)
Wyndham Destinations, Inc.
4.25%, 3/01/2022 17,000 17,083
3.90%, 3/01/2023 10,000 9,885
5.65%, 4/01/2024 7,000 7,152
6.60%, 10/01/2025 10,000 10,650
6.63%, 7/31/2026
a
25,000 26,606
6.00%, 4/01/2027 11,000 11,426
4.63%, 3/01/2030
a
12,000 11,698
Wyndham Hotels & Resorts, Inc.
5.38%, 4/15/2026
a
21,000 21,526
4.38%, 8/15/2028
a
35,000 34,788
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
4.25%, 5/30/2023
a
70,000 66,737
5.50%, 3/01/2025
a
45,000 43,073
5.25%, 5/15/2027
a
25,000 23,244
Wynn Macau Ltd.
5.50%, 1/15/2026
a
45,000 43,659
5.13%, 12/15/2029
a
50,000 46,345
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp., 5.13%, 10/01/2029
a
20,000 19,211
Yum! Brands, Inc.
3.88%, 11/01/2023 37,000 38,505
7.75%, 4/01/2025
a
35,000 38,439
4.75%, 1/15/2030
a
25,000 26,907
6.88%, 11/15/2037 5,000 6,048
5.35%, 11/01/2043 5,000 5,370
ZF North America Capital, Inc.
4.50%, 4/29/2022
a
20,000 20,592
4.75%, 4/29/2025
a
27,000 27,886
11,275,720
Consumer, Non-cyclical – 16.5%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023 15,000 15,099
5.50%, 7/01/2028
a
30,000 31,351
5.00%, 4/15/2029
a
40,000 41,303
Adapthealth LLC, 6.13%, 8/01/2028
a
10,000 10,415
ADT Security Corp. (The)
3.50%, 7/15/2022 55,000 55,947
4.13%, 6/15/2023 23,000 23,907
4.88%, 7/15/2032
a
15,000 15,444
Ahern Rentals, Inc., 7.38%, 5/15/2023
a
25,000 16,089
AHP Health Partners, Inc., 9.75%, 7/15/2026
a
20,000 21,147
Air Methods Corp., 8.00%, 5/15/2025
a,b
15,000 11,085
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.50%, 2/15/2023
a
25,000 25,400
5.75%, 3/15/2025 40,000 41,331
7.50%, 3/15/2026
a
43,000 47,584
4.63%, 1/15/2027
a
35,000 36,096
4.88%, 2/15/2030
a
55,000 58,392
Algeco Global Finance PLC, 8.00%, 2/15/2023
a
20,000 20,041
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
a
90,000 94,254
9.75%, 7/15/2027
a
28,000 29,943
AMN Healthcare, Inc.
5.13%, 10/01/2024
a
35,000 35,897
4.63%, 10/01/2027
a
15,000 15,338

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 16.5% (continued)
Aptim Corp., 7.75%, 6/15/2025
a,b
15,000 9,195
APX Group, Inc.
7.88%, 12/01/2022 20,000 19,973
7.63%, 9/01/2023
b
65,000 65,526
6.75%, 2/15/2027
a
20,000 20,945
ASGN, Inc., 4.63%, 5/15/2028
a
40,000 41,146
Atento Luxco 1 SA, 6.13%, 8/10/2022
a
15,000 13,797
Avantor Funding, Inc., 4.63%, 7/15/2028
a
55,000 56,944
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
6.38%, 4/01/2024
a,b
10,000 9,750
5.25%, 3/15/2025
a
31,000 29,541
5.75%, 7/15/2027
a
30,000 28,214
Avon International Capital PLC, 6.50%,
8/15/2022
a
33,000 33,650
Avon International Operations, Inc., 7.88%,
8/15/2022
a
25,000 25,492
Avon Products, Inc., 7.00%, 3/15/2023
b
33,000 35,494
B&G Foods, Inc., 5.25%, 9/15/2027 32,000 33,158
Bausch Health Americas, Inc.
9.25%, 4/01/2026
a
73,000 80,478
8.50%, 1/31/2027
a
80,000 87,419
Bausch Health Cos., Inc.
5.50%, 3/01/2023
a
10,000 10,001
5.88%, 5/15/2023
a
4,000 4,001
7.00%, 3/15/2024
a
45,000 46,627
6.13%, 4/15/2025
a
110,000 112,870
5.50%, 11/01/2025
a
30,000 30,798
9.00%, 12/15/2025
a
45,000 49,162
7.00%, 1/15/2028
a
28,000 29,681
5.00%, 1/30/2028
a
65,000 64,194
6.25%, 2/15/2029
a
55,000 56,665
7.25%, 5/30/2029
a
27,000 29,049
5.25%, 1/30/2030
a
65,000 64,057
Brink's Co. (The)
5.50%, 7/15/2025
a
20,000 20,779
4.63%, 10/15/2027
a
70,000 71,791
Capitol Investment Merger Sub 2 LLC, 10.00%,
8/01/2024
a
15,000 16,058
Cardtronics , Inc. / Cardtronics USA, Inc., 5.50%,
5/01/2025
a,b
22,000 22,193
Carriage Services, Inc., 6.63%, 6/01/2026
a
10,000 10,507
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026
a
15,000 15,325
5.00%, 7/15/2027
a
20,000 20,919
Centene Corp.
4.75%, 1/15/2025 45,000 46,254
5.38%, 6/01/2026
a
70,000 73,613
5.38%, 8/15/2026
a
50,000 52,888
4.25%, 12/15/2027 110,000 115,753
4.63%, 12/15/2029 140,000 152,423
3.38%, 2/15/2030 75,000 77,746
Central Garden & Pet Co.
6.13%, 11/15/2023 7,000 7,113
5.13%, 2/01/2028 5,000 5,301
Charles River Laboratories International, Inc.
5.50%, 4/01/2026
a
20,000 20,903
4.25%, 5/01/2028
a
50,000 52,331
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 16.5% (continued)
CHS/Community Health Systems, Inc.
6.25%, 3/31/2023 105,000 104,066
8.63%, 1/15/2024
a
50,000 50,982
8.13%, 6/30/2024
a
25,000 19,268
6.63%, 2/15/2025
a
50,000 49,055
8.00%, 3/15/2026
a
70,000 70,240
8.00%, 12/15/2027
a
15,000 14,779
6.88%, 4/01/2028
a
45,000 23,348
Clearwater Seafoods , Inc., 6.88%, 5/01/2025
a
15,000 15,567
Cooke Omega Investments, Inc. / Alpha Vesselco
Holdings, Inc., 8.50%, 12/15/2022
a
60,000 61,896
Coty, Inc., 6.50%, 4/15/2026
a,b
40,000 31,277
Darling Ingredients, Inc., 5.25%, 4/15/2027
a
8,000 8,481
Davita , Inc., 4.63%, 6/01/2030
a
90,000 91,408
DaVita, Inc., 3.75%, 2/15/2031
a
25,000 24,034
Del Monte Foods, Inc., 11.88%, 5/15/2025
a
30,000 31,990
Edgewell Personal Care Co.
4.70%, 5/24/2022 20,000 20,636
5.50%, 6/01/2028
a
70,000 73,547
Elanco Animal Health, Inc.
5.27%, 8/28/2023 42,000 45,619
5.90%, 8/28/2028 32,000 37,252
Encompass Health Corp.
5.13%, 3/15/2023 6,000 6,028
4.50%, 2/01/2028 55,000 56,341
4.75%, 2/01/2030 55,000 57,252
ENDO Dac / ENDO Finance LLC / ENDO Finco ,
Inc., 9.50%, 7/31/2027
a
35,000 37,537
Envision Healthcare Corp., 8.75%, 10/15/2026
a
25,000 11,849
Fresh Market, Inc. (The), 9.75%, 5/01/2023
a
30,000 28,698
Garda World Security Corp.
8.75%, 5/15/2025
a
20,000 19,990
4.63%, 2/15/2027
a
35,000 34,413
9.50%, 11/01/2027
a
15,000 16,108
Graham Holdings Co., 5.75%, 6/01/2026
a
11,000 11,533
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
a
15,000 14,609
HCA, Inc.
5.88%, 5/01/2023 43,000 46,786
8.36%, 4/15/2024 6,000 7,029
5.38%, 2/01/2025 113,000 125,206
5.88%, 2/15/2026 42,000 47,469
5.38%, 9/01/2026 50,000 56,176
7.05%, 12/01/2027 5,000 6,019
5.63%, 9/01/2028 65,000 75,600
5.88%, 2/01/2029 25,000 29,450
3.50%, 9/01/2030 65,000 66,378
7.50%, 11/15/2095 5,000 6,322
Herbalife Nutrition Ltd. / Hlf Financing, Inc.,
7.88%, 9/01/2025
a,b
40,000 42,296
Herc Holdings, Inc., 5.50%, 7/15/2027
a
60,000 61,692
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
a
15,000 14,959
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025
a
10,000 10,279
4.38%, 9/15/2027
a
25,000 25,998
Hlf Financing Sarl LLC / Herbalife International,
Inc., 7.25%, 8/15/2026
a
60,000 61,779
Hologic , Inc., 3.25%, 2/15/2029
a
60,000 60,356

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 16.5% (continued)
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
a
37,000 39,335
Ingles Markets, Inc., 5.75%, 6/15/2023 23,000 23,192
IQVIA, Inc.
5.00%, 10/15/2026
a
50,000 51,873
5.00%, 5/15/2027
a
50,000 52,538
Jaguar Holding Co. II / Ppd Development LP,
5.00%, 6/15/2028
a
40,000 41,668
JBS Investments II GmbH, 7.00%, 1/15/2026
a
46,000 48,985
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 6/15/2025
a
55,000 56,654
6.75%, 2/15/2028
a
45,000 49,476
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
a
35,000 39,319
5.50%, 1/15/2030
a
55,000 60,013
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
a
10,000 10,821
Korn Ferry, 4.63%, 12/15/2027
a
30,000 30,432
Kraft Heinz Foods Co.
4.00%, 6/15/2023 20,000 21,394
3.95%, 7/15/2025 78,000 84,445
3.00%, 6/01/2026 73,000 74,494
3.88%, 5/15/2027
a
30,000 31,724
4.63%, 1/30/2029 40,000 44,443
3.75%, 4/01/2030
a
45,000 47,324
4.25%, 3/01/2031
a
30,000 32,559
6.75%, 3/15/2032 5,000 6,558
5.00%, 7/15/2035 25,000 28,812
6.88%, 1/26/2039 23,000 30,851
7.13%, 8/01/2039
a
25,000 33,779
4.63%, 10/01/2039
a
40,000 42,979
6.50%, 2/09/2040 25,000 31,907
5.00%, 6/04/2042 70,000 76,985
5.20%, 7/15/2045 95,000 105,134
4.38%, 6/01/2046 140,000 143,839
4.88%, 10/01/2049
a
70,000 73,974
5.50%, 6/01/2050
a
20,000 22,799
Kronos Acquisition Holdings, Inc., 9.00%,
8/15/2023
a
45,000 45,760
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024
a
30,000 31,063
4.88%, 11/01/2026
a
30,000 31,128
4.88%, 5/15/2028
a
45,000 48,799
Legacy LifePoint Health LLC, 4.38%, 2/15/2027
a
20,000 19,801
Magellan Health, Inc., 4.90%, 9/22/2024 26,000 27,402
MEDNAX, Inc.
5.25%, 12/01/2023
a
25,000 25,162
6.25%, 1/15/2027
a
52,000 53,635
Molina Healthcare, Inc.
5.38%, 11/15/2022 45,000 46,788
4.88%, 6/15/2025
a
20,000 20,393
4.38%, 6/15/2028
a
55,000 56,337
Mph Acquisition Holdings LLC, 5.75%,
11/01/2028
a
65,000 64,136
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
a
18,000 18,463
Nielsen Finance LLC / Nielsen Finance Co.,
5.63%, 10/01/2028
a
65,000 67,046
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 16.5% (continued)
North Queensland Export Terminal Pty Ltd.,
4.45%, 12/15/2022
a
21,000 19,695
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA, 7.25%, 2/01/2028
a
41,000 42,838
Par Pharmaceutical, Inc., 7.50%, 4/01/2027
a
58,000 61,435
Pilgrim's Pride Corp.
5.75%, 3/15/2025
a
80,000 81,887
5.88%, 9/30/2027
a
20,000 21,138
Post Holdings, Inc.
5.00%, 8/15/2026
a
65,000 67,181
5.75%, 3/01/2027
a
60,000 62,861
5.63%, 1/15/2028
a
60,000 63,208
5.50%, 12/15/2029
a
25,000 27,014
4.63%, 4/15/2030
a
35,000 35,964
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
a
45,000 47,056
5.75%, 4/15/2026
a
65,000 69,234
3.38%, 8/31/2027
a
50,000 48,277
6.25%, 1/15/2028
a
35,000 35,362
Primo Water Holdings, Inc., 5.50%, 4/01/2025
a
45,000 46,466
Radiology Partners, Inc., 9.25%, 2/01/2028
a,b
20,000 21,312
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026
a
55,000 58,754
8.25%, 11/15/2026
a
53,000 57,588
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
a
66,000 71,101
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
a
37,000 38,009
Sabre GLBL, Inc.
5.25%, 11/15/2023
a
28,000 27,464
9.25%, 4/15/2025
a
45,000 49,811
Safeway, Inc., 7.25%, 2/01/2031 10,000 11,263
Select Medical Corp., 6.25%, 8/15/2026
a
56,000 59,035
Service Corp. International
8.00%, 11/15/2021 5,000 5,315
4.63%, 12/15/2027 20,000 21,155
5.13%, 6/01/2029 28,000 30,619
ServiceMaster Co. LLC (The), 5.13%,
11/15/2024
a
70,000 71,847
Sigma Holdco BV, 7.88%, 5/15/2026
a
25,000 24,623
Simmons Foods, Inc.
7.75%, 1/15/2024
a
25,000 26,118
5.75%, 11/01/2024
a
65,000 64,509
Sotheby's, 7.38%, 10/15/2027
a,b
20,000 20,446
Spectrum Brands, Inc.
5.00%, 10/01/2029
a
15,000 15,907
5.50%, 7/15/2030
a
10,000 10,729
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
a,b
5,000 4,931
10.00%, 4/15/2027
a,b
35,000 37,462
Team Health Holdings, Inc., 6.38%, 2/01/2025
a
20,000 12,307
Teleflex, Inc.
4.88%, 6/01/2026 16,000 16,684
4.63%, 11/15/2027 40,000 42,236

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Consumer, Non-cyclical – 16.5% (continued)
Tenet Healthcare Corp.
6.75%, 6/15/2023 51,000 53,779
4.63%, 7/15/2024 42,000 42,707
4.63%, 9/01/2024
a
20,000 20,479
5.13%, 5/01/2025 26,000 25,728
7.00%, 8/01/2025
b
11,000 11,275
4.88%, 1/01/2026
a
95,000 96,340
6.25%, 2/01/2027
a
75,000 77,878
5.13%, 11/01/2027
a
67,000 68,987
6.13%, 10/01/2028
a
120,000 116,378
6.88%, 11/15/2031 1,000 992
Tms International Holding Corp., 7.25%,
8/15/2025
a
25,000 23,635
TreeHouse Foods, Inc.
6.00%, 2/15/2024
a
45,000 46,018
4.00%, 9/01/2028 35,000 35,103
United Rentals North America, Inc.
5.88%, 9/15/2026 37,000 38,941
5.50%, 5/15/2027 54,000 57,444
3.88%, 11/15/2027 25,000 25,924
4.88%, 1/15/2028 60,000 63,009
5.25%, 1/15/2030 25,000 27,105
4.00%, 7/15/2030 40,000 40,787
US Foods, Inc.
5.88%, 6/15/2024
a
20,000 20,057
6.25%, 4/15/2025
a
55,000 57,451
US Renal Care, Inc., 10.63%, 7/15/2027
a
35,000 37,348
Vector Group Ltd., 6.13%, 2/01/2025
a
30,000 29,946
Verscend Escrow Corp., 9.75%, 8/15/2026
a
35,000 37,622
WEX, Inc., 4.75%, 2/01/2023
a
6,000 6,012
WW International, Inc., 8.63%, 12/01/2025
a
21,000 21,944
8,933,333
Diversified – 0.1%
Stena International SA, 6.13%, 2/01/2025
a
23,000 21,878
VistaJet Malta Finance PLC / XO Management
Holding, Inc., 10.50%, 6/01/2024
a
27,000 25,643
47,521
Energy – 11.5%
AI Candelaria Spain SLU, 7.50%, 12/15/2028
a
21,000 22,680
AKER BP ASA, 5.88%, 3/31/2025
a
50,000 51,950
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
a
10,000 7,057
American Midstream Partners LP / American
Midstream Finance Corp., 9.50%,
12/15/2021
a
35,000 33,964
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
5.38%, 9/15/2024 15,000 14,018
5.75%, 3/01/2027
a
15,000 13,500
5.75%, 1/15/2028
a
15,000 13,363
Antero Resources Corp.
5.13%, 12/01/2022 30,000 27,799
5.63%, 6/01/2023
b
25,000 20,744
5.00%, 3/01/2025
b
20,000 14,819
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.5% (continued)
Apache Corp.
4.63%, 11/15/2025 10,000 9,469
4.88%, 11/15/2027 45,000 42,172
4.38%, 10/15/2028 60,000 54,908
4.25%, 1/15/2030 50,000 44,210
6.00%, 1/15/2037 20,000 18,923
5.10%, 9/01/2040 55,000 50,529
5.25%, 2/01/2042 45,000 40,632
5.35%, 7/01/2049 15,000 13,152
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
a
10,000 9,800
6.25%, 4/01/2028
a
15,000 14,495
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
10.00%, 4/01/2022
a
35,000 34,896
7.00%, 11/01/2026
a
20,000 17,629
Baytex Energy Corp., 5.63%, 6/01/2024
a
5,000 2,804
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
6.13%, 11/15/2022
a
25,000 24,276
6.63%, 7/15/2026
a
30,000 27,092
Buckeye Partners LP
4.15%, 7/01/2023 20,000 19,758
4.35%, 10/15/2024 30,000 29,352
4.13%, 3/01/2025
a
15,000 14,239
3.95%, 12/01/2026 26,000 24,133
4.50%, 3/01/2028
a
15,000 14,250
5.85%, 11/15/2043 26,000 23,067
5.60%, 10/15/2044 25,000 21,700
6.38%, 1/22/2078 10,000 6,500
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.75%, 4/15/2023 20,000 19,200
11.00%, 4/15/2025
a,b
10,000 9,687
Cenovus Energy, Inc.
3.00%, 8/15/2022 15,000 14,862
3.80%, 9/15/2023 45,000 45,671
4.25%, 4/15/2027 21,000 21,311
5.25%, 6/15/2037 15,000 14,686
6.75%, 11/15/2039 35,000 38,908
5.40%, 6/15/2047 50,000 49,358
Centennial Resource Production LLC, 6.88%,
4/01/2027
a
10,000 3,678
Championx Corp., 6.38%, 5/01/2026 10,000 9,563
Cheniere Energy Partners LP
5.25%, 10/01/2025 65,000 66,116
5.63%, 10/01/2026 41,000 42,062
4.50%, 10/01/2029 75,000 76,453
Cheniere Energy, Inc., 4.63%, 10/15/2028
a
90,000 93,266
CNX Midstream Partners LP / CNX Midstream
Finance Corp., 6.50%, 3/15/2026
a
15,000 15,243
CNX Resources Corp., 7.25%, 3/14/2027
a
25,000 26,376
Comstock Resources, Inc.
7.50%, 5/15/2025
a
35,000 34,785
9.75%, 8/15/2026 50,000 52,696
9.75%, 8/15/2026 34,000 35,829

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.5% (continued)
Continental Resources, Inc.
5.00%, 9/15/2022 35,000 34,650
4.50%, 4/15/2023 60,000 57,081
3.80%, 6/01/2024 20,000 18,664
4.38%, 1/15/2028
b
20,000 18,002
4.90%, 6/01/2044 45,000 37,250
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
6.25%, 4/01/2023 15,000 14,549
5.75%, 4/01/2025 15,000 13,703
5.63%, 5/01/2027
a
30,000 26,105
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
a
60,000 58,937
CVR Energy, Inc.
5.25%, 2/15/2025
a
25,000 18,170
5.75%, 2/15/2028
a
15,000 10,264
DCP Midstream Operating LP
4.95%, 4/01/2022 25,000 25,376
5.38%, 7/15/2025 20,000 20,984
5.13%, 5/15/2029 20,000 19,894
6.45%, 11/03/2036
a
15,000 14,258
6.75%, 9/15/2037
a
15,000 14,309
Delek Logistics Partners LP / Delek Logistics
Finance Corp., 6.75%, 5/15/2025 18,000 16,089
Endeavor Energy Resources LP / EER Finance,
Inc.
5.50%, 1/30/2026
a
20,000 20,324
5.75%, 1/30/2028
a
30,000 31,200
Energy Ventures Gom LLC / EnVen Finance
Corp., 11.00%, 2/15/2023
a
5,000 3,712
EnLink Midstream LLC, 5.38%, 6/01/2029 15,000 12,851
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 9,118
4.15%, 6/01/2025 15,000 12,969
4.85%, 7/15/2026 5,000 4,271
5.45%, 6/01/2047 20,000 12,870
Ensign Drilling, Inc., 9.25%, 4/15/2024
a
15,000 5,343
EQM Midstream Partners LP
4.75%, 7/15/2023 70,000 69,627
4.00%, 8/01/2024 25,000 24,257
6.00%, 7/01/2025
a
20,000 20,509
4.13%, 12/01/2026 30,000 28,585
6.50%, 7/01/2027
a
30,000 31,474
5.50%, 7/15/2028
b
35,000 35,465
EQT Corp.
4.88%, 11/15/2021 10,000 10,173
3.00%, 10/01/2022
b
45,000 44,972
7.88%, 2/01/2025 35,000 38,938
3.90%, 10/01/2027 70,000 67,211
8.75%, 2/01/2030 45,000 55,899
Exterran Energy Solutions LP / Ees Finance
Corp., 8.13%, 5/01/2025 20,000 16,879
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 13,000 11,183
6.50%, 10/01/2025 13,000 10,764
6.25%, 5/15/2026 35,000 28,037
7.75%, 2/01/2028 44,000 36,533
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 10,318
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.5% (continued)
Gulfport Energy Corp.
6.00%, 10/15/2024
d
20,000 11,081
6.38%, 5/15/2025 10,000 5,547
6.38%, 1/15/2026 10,000 5,513
Hess Midstream Operations LP
5.63%, 2/15/2026
a
25,000 24,987
5.13%, 6/15/2028
a
20,000 20,030
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/2024
a
10,000 9,217
5.75%, 10/01/2025
a
35,000 32,263
6.25%, 11/01/2028
a
75,000 68,843
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
a
25,000 23,646
Indigo Natural Resources LLC, 6.88%,
2/15/2026
a
15,000 14,850
Ithaca Energy North Sea PLC, 9.38%,
7/15/2024
a
15,000 13,170
Laredo Petroleum, Inc., 10.13%, 1/15/2028 15,000 6,494
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
a
20,000 18,998
Matador Resources Co., 5.88%, 9/15/2026 35,000 28,199
MEG Energy Corp.
7.00%, 3/31/2024
a
15,000 14,301
6.50%, 1/15/2025
a
10,000 9,798
7.13%, 2/01/2027
a
40,000 36,002
Montage Resources Corp., 8.88%, 7/15/2023 15,000 15,313
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
a
15,000 7,503
10.50%, 5/15/2027
a
10,000 5,185
Murphy Oil Corp.
4.95%, 12/01/2022 10,000 9,563
6.88%, 8/15/2024 10,000 8,902
5.75%, 8/15/2025 12,000 9,837
6.38%, 12/01/2042 25,000 19,739
Nabors Industries Ltd.
7.25%, 1/15/2026
a
15,000 6,239
7.50%, 1/15/2028
a
15,000 6,000
Nabors Industries, Inc.
4.63%, 9/15/2021 5,000 4,008
5.75%, 2/01/2025 15,000 4,185
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
a
7,000 6,248
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
a
20,000 17,424
Newfield Exploration Co.
5.75%, 1/30/2022 35,000 35,189
5.63%, 7/01/2024 45,000 43,536
5.38%, 1/01/2026 35,000 32,900
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023 10,000 5,389
6.13%, 3/01/2025 10,000 5,001
7.50%, 4/15/2026 15,000 7,669
Nine Energy Service, Inc., 8.75%, 11/01/2023
a
10,000 2,818
Nustar Logistics LP, 5.75%, 10/01/2025 20,000 20,133
NuStar Logistics LP
4.75%, 2/01/2022 27,000 27,001
6.00%, 6/01/2026 20,000 19,822
5.63%, 4/28/2027 20,000 19,601

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.5% (continued)
Occidental Petroleum Corp.
2.60%, 8/13/2021 43,000 41,979
3.13%, 2/15/2022 45,000 42,836
2.70%, 8/15/2022 124,000 114,541
2.70%, 2/15/2023 32,000 28,670
6.95%, 7/01/2024 25,000 24,092
2.90%, 8/15/2024 110,000 91,547
3.50%, 6/15/2025 55,000 44,193
8.00%, 7/15/2025
b
15,000 14,629
5.55%, 3/15/2026 25,000 21,799
3.40%, 4/15/2026 75,000 58,619
3.20%, 8/15/2026 65,000 50,192
3.00%, 2/15/2027 30,000 22,664
8.50%, 7/15/2027 15,000 14,400
7.15%, 5/15/2028 5,000 4,353
3.50%, 8/15/2029 55,000 39,690
8.88%, 7/15/2030 30,000 29,359
7.50%, 5/01/2031 30,000 27,374
7.88%, 9/15/2031 30,000 27,884
6.45%, 9/15/2036 55,000 44,545
7.95%, 6/15/2039 13,000 12,084
4.30%, 8/15/2039 30,000 20,030
6.20%, 3/15/2040 20,000 16,219
4.50%, 7/15/2044 15,000 10,280
6.60%, 3/15/2046 70,000 57,987
4.40%, 4/15/2046 75,000 50,352
4.20%, 3/15/2048 35,000 22,588
4.40%, 8/15/2049
b
50,000 33,435
Oceaneering International, Inc.
4.65%, 11/15/2024 15,000 12,130
6.00%, 2/01/2028
b
10,000 7,091
Ovintiv , Inc.
3.90%, 11/15/2021 30,000 29,982
8.13%, 9/15/2030 20,000 20,725
7.20%, 11/01/2031 25,000 24,865
7.38%, 11/01/2031 30,000 30,130
6.50%, 8/15/2034 40,000 37,436
6.63%, 8/15/2037 30,000 27,555
6.50%, 2/01/2038 30,000 27,272
5.15%, 11/15/2041 25,000 19,938
Pacific Drilling SA, 8.38%, 10/01/2023
a,d
15,000 1,800
Par Petroleum LLC / Par Petroleum Finance
Corp., 7.75%, 12/15/2025
a
30,000 24,281
Parkland Corp./Canada, 6.00%, 4/01/2026
a
35,000 36,164
Parkland Fuel Corp., 5.88%, 7/15/2027
a
20,000 20,656
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 1/15/2025
a
20,000 20,444
5.25%, 8/15/2025
a
15,000 15,447
5.63%, 10/15/2027
a
40,000 42,531
4.13%, 2/15/2028
a
15,000 15,631
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 50,000 37,558
5.15%, 11/15/2029
b
46,000 34,606
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/2025 25,000 10,373
6.00%, 2/15/2028
a
30,000 11,587
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 20,000 15,429
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.5% (continued)
PDC Energy, Inc.
6.13%, 9/15/2024 10,000 9,583
5.75%, 5/15/2026 26,000 24,501
Peabody Energy Corp., 6.38%, 3/31/2025
a
15,000 4,621
Precision Drilling Corp., 5.25%, 11/15/2024 25,000 16,250
QEP Resources, Inc.
5.38%, 10/01/2022 15,000 13,112
5.25%, 5/01/2023 45,000 35,537
5.63%, 3/01/2026
b
15,000 9,509
Range Resources Corp.
5.00%, 3/15/2023
b
12,000 11,660
4.88%, 5/15/2025
b
15,000 13,941
9.25%, 2/01/2026
a
30,000 31,808
Rattler Midstream LP, 5.63%, 7/15/2025
a
15,000 15,500
Rockies Express Pipeline LLC
3.60%, 5/15/2025
a
25,000 24,981
4.95%, 7/15/2029
a
25,000 24,438
4.80%, 5/15/2030
a
35,000 32,884
7.50%, 7/15/2038
a
5,000 5,268
6.88%, 4/15/2040
a
25,000 25,745
Ruby Pipeline LLC, 7.75%, 4/01/2022
a,b
15,091 12,733
Seven Generations Energy Ltd.
6.75%, 5/01/2023
a
15,000 14,898
6.88%, 6/30/2023
a
15,000 14,993
5.38%, 9/30/2025
a
20,000 19,006
SM Energy Co.
5.00%, 1/15/2024 15,000 7,516
10.00%, 1/15/2025
a,b
10,000 9,534
5.63%, 6/01/2025 10,000 3,973
6.75%, 9/15/2026 15,000 5,712
6.63%, 1/15/2027 10,000 3,810
Southeast Supply Header LLC, 4.25%,
6/15/2024
a
25,000 24,552
Southwestern Energy Co.
6.45%, 1/23/2025 26,000 26,072
7.50%, 4/01/2026
b
17,000 17,311
8.38%, 9/15/2028 15,000 15,695
Suncor Energy Ventures Corp., 6.00%,
4/01/2042
a
20,000 19,867
Sunoco LP / Sunoco Finance Corp.
4.88%, 1/15/2023 20,000 20,089
5.50%, 2/15/2026 45,000 45,210
5.88%, 3/15/2028 16,000 16,602
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
4.75%, 10/01/2023
a
10,000 9,536
5.50%, 9/15/2024
a
20,000 19,283
7.50%, 10/01/2025
a
20,000 20,204
6.00%, 3/01/2027
a
20,000 19,025
5.50%, 1/15/2028
a
25,000 22,979

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Energy – 11.5% (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
5.25%, 5/01/2023 25,000 25,000
4.25%, 11/15/2023 20,000 20,018
5.13%, 2/01/2025 20,000 20,055
5.88%, 4/15/2026 30,000 30,648
5.38%, 2/01/2027 20,000 20,102
6.50%, 7/15/2027 20,000 21,100
5.00%, 1/15/2028 25,000 24,696
6.88%, 1/15/2029 24,000 25,768
5.50%, 3/01/2030
a
50,000 50,256
Teine Energy Ltd., 6.88%, 9/30/2022
a
10,000 9,950
TerraForm Power Operating LLC
5.00%, 1/31/2028
a
5,000 5,492
4.75%, 1/15/2030
a
17,000 18,261
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 16,350
Transocean Guardian Ltd., 5.88%, 1/15/2024
a
15,600 9,655
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024
a
9,000 8,261
Transocean Pontus Ltd., 6.13%, 8/01/2025
a
11,700 10,390
Transocean Poseidon Ltd., 6.88%, 2/01/2027
a
20,000 15,067
Transocean Proteus Ltd., 6.25%, 12/01/2024
a
9,750 8,619
Transocean, Inc., 11.50%, 1/30/2027
a
24,000 7,983
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 12,000 11,953
6.88%, 9/01/2027 25,000 25,130
Vantage Drilling International, 9.25%,
11/15/2023
a
5,000 2,778
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.,
8.75%, 4/15/2023
a
15,000 11,008
Viper Energy Partners LP, 5.38%, 11/01/2027
a
35,000 35,704
W&T Offshore, Inc., 9.75%, 11/01/2023
a
20,000 13,055
Weatherford International Ltd., 11.00%,
12/01/2024
a
70,000 41,370
Western Midstream Operating LP
4.00%, 7/01/2022 40,000 40,040
4.10%, 2/01/2025 107,000 101,138
4.65%, 7/01/2026 17,000 16,288
4.75%, 8/15/2028 15,000 14,070
5.05%, 2/01/2030 55,000 52,167
5.45%, 4/01/2044 20,000 16,956
5.30%, 3/01/2048 25,000 20,165
5.50%, 8/15/2048 55,000 44,634
6.25%, 2/01/2050 30,000 26,873
WPX Energy, Inc.
5.25%, 9/15/2024 9,000 9,339
5.75%, 6/01/2026 10,000 10,273
5.25%, 10/15/2027 15,000 15,044
4.50%, 1/15/2030 30,000 28,798
6,243,905
Financial – 10.6%
Acrisure LLC / Acrisure Finance, Inc.
8.13%, 2/15/2024
a
25,000 26,175
7.00%, 11/15/2025
a
80,000 79,878
10.13%, 8/01/2026
a
15,000 16,611
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
a
15,000 15,069
AG Issuer LLC, 6.25%, 3/01/2028
a
20,000 19,601
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 10.6% (continued)
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer, 6.75%, 10/15/2027
a
40,000 42,000
Ally Financial, Inc., 5.75%, 11/20/2025 52,000 59,098
AmWINS Group, Inc., 7.75%, 7/01/2026
a
50,000 53,448
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
a
15,000 10,500
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
5.75%, 5/15/2026
a
45,000 37,312
CIT Group, Inc.
5.00%, 8/15/2022 60,000 63,239
5.00%, 8/01/2023 21,000 22,622
4.75%, 2/16/2024 13,000 13,975
3.93%, 6/19/2024 40,000 41,664
5.25%, 3/07/2025 15,000 16,764
6.13%, 3/09/2028 35,000 42,615
Commerzbank AG, 8.13%, 9/19/2023
a
25,000 28,730
Compass Group Diversified Holdings LLC,
8.00%, 5/01/2026
a
10,000 10,538
CoreCivic , Inc.
5.00%, 10/15/2022 10,000 9,599
4.63%, 5/01/2023
b
13,000 11,899
4.75%, 10/15/2027 10,000 7,894
Credit Acceptance Corp.
5.13%, 12/31/2024
a
23,000 22,996
6.63%, 3/15/2026 12,000 12,475
CTR Partnership LP / Caretrust Capital Corp.,
5.25%, 6/01/2025 30,000 31,008
Curo Group Holdings Corp., 8.25%, 9/01/2025
a
46,000 38,056
Deutsche Bank AG
4.50%, 4/01/2025 50,000 50,909
4.30%, 5/24/2028 50,000 48,673
Diversified Healthcare Trust, 4.75%, 2/15/2028 5,000 4,441
Dresdner Funding Trust I, 8.15%, 6/30/2031
a
50,000 73,130
Enova International, Inc.
8.50%, 9/01/2024
a
28,000 25,951
8.50%, 9/15/2025
a
12,000 11,052
EPR Properties
5.25%, 7/15/2023 25,000 24,350
4.50%, 4/01/2025 30,000 27,608
4.75%, 12/15/2026 35,000 32,184
4.50%, 6/01/2027 35,000 31,317
4.95%, 4/15/2028 30,000 26,967
3.75%, 8/15/2029 35,000 29,762
ESH Hospitality, Inc.
5.25%, 5/01/2025
a
30,000 30,033
4.63%, 10/01/2027
a
75,000 73,572
Fairstone Financial, Inc., 7.88%, 7/15/2024
a
36,000 36,908
FelCor Lodging LP, 6.00%, 6/01/2025 15,000 14,763
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
a
12,000 11,986
Freedom Mortgage Corp.
10.75%, 4/01/2024
a,b
15,000 16,404
8.13%, 11/15/2024
a
15,000 15,122
7.63%, 5/01/2026
a
225,000 224,672
FS Energy & Power Fund, 7.50%, 8/15/2023
a
27,000 24,326
Genworth Holdings, Inc.
4.90%, 8/15/2023 33,000 30,755
6.50%, 6/15/2034 10,000 9,405

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 10.6% (continued)
Genworth Mortgage Holdings, Inc., 6.50%,
8/15/2025
a
45,000 46,930
GEO Group, Inc. (The)
5.88%, 1/15/2022 10,000 9,312
5.13%, 4/01/2023 25,000 19,750
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
a,c
51,812 34,698
Goeasy Ltd., 5.38%, 12/01/2024
a
35,000 35,424
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
a
20,000 20,242
GTCR AP Finance, Inc., 8.00%, 5/15/2027
a
15,000 15,993
HAT Holdings I LLC / HAT Holdings II LLC,
5.25%, 7/15/2024
a
45,000 46,647
Howard Hughes Corp. (The)
5.38%, 3/15/2025
a
50,000 50,128
5.38%, 8/01/2028
a
45,000 45,430
HUB International Ltd., 7.00%, 5/01/2026
a
102,000 104,553
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.25%, 2/01/2022 60,000 60,141
6.75%, 2/01/2024 15,000 15,347
4.75%, 9/15/2024 55,000 55,962
6.38%, 12/15/2025 45,000 46,132
6.25%, 5/15/2026 40,000 41,495
5.25%, 5/15/2027 30,000 31,064
Intesa Sanpaolo SpA
5.02%, 6/26/2024
a
151,000 159,359
5.71%, 1/15/2026
a
35,000 38,145
Iron Mountain, Inc.
4.88%, 9/15/2027
a
61,000 62,191
5.25%, 3/15/2028
a
40,000 41,255
4.88%, 9/15/2029
a
41,000 41,325
5.25%, 7/15/2030
a
45,000 46,183
iStar , Inc.
4.25%, 8/01/2025 22,000 20,312
5.50%, 2/15/2026 30,000 28,352
Kennedy-Wilson, Inc., 5.88%, 4/01/2024 85,000 82,964
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.88%, 8/01/2021
a
25,000 24,900
5.25%, 3/15/2022
a
19,000 18,463
5.25%, 10/01/2025
a
15,000 13,734
LPL Holdings, Inc.
5.75%, 9/15/2025
a
50,000 51,773
4.63%, 11/15/2027
a
31,000 31,772
Mack-Cali Realty LP, 4.50%, 4/18/2022 5,000 4,832
MGIC Investment Corp., 5.25%, 8/15/2028 35,000 36,137
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 34,000 35,770
4.63%, 6/15/2025
a
25,000 25,455
4.50%, 9/01/2026 20,000 20,459
5.75%, 2/01/2027 25,000 26,976
MPT Operating Partnership LP / MPT Finance
Corp.
6.38%, 3/01/2024 45,000 46,055
5.50%, 5/01/2024 12,000 12,266
5.25%, 8/01/2026 18,000 18,593
5.00%, 10/15/2027 31,000 32,295
4.63%, 8/01/2029 40,000 41,901
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 10.6% (continued)
Nationstar Mortgage Holdings, Inc.
9.13%, 7/15/2026
a
25,000 26,757
6.00%, 1/15/2027
a
70,000 70,014
Navient Corp.
7.25%, 1/25/2022 96,000 99,039
6.50%, 6/15/2022 30,000 30,813
5.50%, 1/25/2023 24,000 23,948
7.25%, 9/25/2023 15,000 15,727
6.13%, 3/25/2024 8,000 8,084
5.88%, 10/25/2024 38,000 37,732
5.63%, 8/01/2033 18,000 15,429
Newmark Group, Inc., 6.13%, 11/15/2023 46,000 48,684
NFP Corp., 6.88%, 8/15/2028
a
70,000 68,032
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022
a
5,000 4,650
OneMain Finance Corp.
7.75%, 10/01/2021 48,000 50,059
6.13%, 5/15/2022 32,000 33,392
5.63%, 3/15/2023 50,000 52,043
8.25%, 10/01/2023 6,000 6,647
6.13%, 3/15/2024 66,000 69,395
6.88%, 3/15/2025 21,000 23,111
7.13%, 3/15/2026 75,000 83,125
6.63%, 1/15/2028 30,000 32,834
5.38%, 11/15/2029 17,000 17,485
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
a
30,000 29,752
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer, 5.88%,
10/01/2028
a
20,000 19,694
Provident Funding Associates LP / Pfg Finance
Corp., 6.38%, 6/15/2025
a
35,000 34,354
Quicken Loans LLC / Quicken Loans Co.-Issuer,
Inc., 3.88%, 3/01/2031
a
75,000 73,930
Quicken Loans, Inc., 5.25%, 1/15/2028
a
50,000 52,343
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,147
6.63%, 3/15/2025 65,000 70,553
4.88%, 3/15/2027 65,000 66,607
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
a
7,000 6,981
7.63%, 6/15/2025
a
30,000 31,701
9.38%, 4/01/2027
a
20,000 21,199
RHP Hotel Properties LP / RHP Finance Corp.
5.00%, 4/15/2023 12,000 11,820
4.75%, 10/15/2027 45,000 41,528
SBA Communications Corp., 3.88%, 2/15/2027
a
60,000 60,982
Service Properties Trust
5.00%, 8/15/2022 20,000 19,938
4.50%, 6/15/2023 20,000 19,199
4.65%, 3/15/2024 25,000 22,458
4.35%, 10/01/2024 40,000 35,400
4.50%, 3/15/2025 25,000 21,513
5.25%, 2/15/2026 20,000 17,457
4.75%, 10/01/2026 70,000 60,367
4.95%, 2/15/2027 20,000 16,995
3.95%, 1/15/2028 50,000 39,243
4.95%, 10/01/2029 20,000 16,475
4.38%, 2/15/2030 20,000 16,333

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Financial – 10.6% (continued)
SLM Corp.
5.13%, 4/05/2022 36,000 36,967
4.20%, 10/29/2025 45,000 45,720
Starwood Property Trust, Inc., 4.75%,
3/15/2025 38,000 36,945
Synovus Financial Corp., 5.90%, 2/07/2029 20,000 20,833
UniCredit SpA
5.86%, 6/19/2032
a
25,000 26,388
7.30%, 4/02/2034
a
50,000 57,358
5.46%, 6/30/2035
a
50,000 50,798
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
a
10,000 9,567
7.88%, 2/15/2025
a
100,000 106,136
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC
6.00%, 4/15/2023
a
25,000 25,348
8.25%, 10/15/2023 40,000 39,498
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
a
75,000 75,265
4.25%, 12/01/2026
a
50,000 50,810
3.75%, 2/15/2027
a
40,000 40,120
4.63%, 12/01/2029
a
35,000 36,373
4.13%, 8/15/2030
a
50,000 50,612
Vmed O2 UK Financing I PLC, 4.25%,
1/31/2031
a
65,000 65,159
Washington Prime Group LP, 6.45%, 8/15/2024
b
25,000 12,912
WeWork Cos., Inc., 7.88%, 5/01/2025
a
15,000 9,467
XHR LP, 6.38%, 8/15/2025
a
45,000 44,670
5,723,686
Industrial – 10.4%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
a
30,000 31,492
AECOM, 5.13%, 3/15/2027 43,000 47,101
Amsted Industries, Inc.
5.63%, 7/01/2027
a
30,000 31,685
4.63%, 5/15/2030
a
15,000 15,507
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
a
20,000 18,466
Ard Finance SA, 6.50%, 6/30/2027
a,c
50,000 50,715
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
a
30,000 31,382
4.13%, 8/15/2026
a
50,000 51,170
5.25%, 8/15/2027
a
30,000 30,826
ATS Automation Tooling Systems, Inc., 6.50%,
6/15/2023
a
25,000 25,327
Ball Corp.
5.00%, 3/15/2022 25,000 26,039
4.00%, 11/15/2023 60,000 63,439
5.25%, 7/01/2025 45,000 50,917
4.88%, 3/15/2026 43,000 48,001
Berry Global, Inc.
4.88%, 7/15/2026
a
55,000 57,538
5.63%, 7/15/2027
a
45,000 47,114
Boise Cascade Co., 4.88%, 7/01/2030
a
35,000 37,434
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.4% (continued)
Bombardier, Inc.
5.75%, 3/15/2022
a
15,000 14,425
6.00%, 10/15/2022
a
39,000 34,784
6.13%, 1/15/2023
a
43,000 37,056
7.50%, 12/01/2024
a
37,000 27,750
7.50%, 3/15/2025
a
35,000 25,369
7.88%, 4/15/2027
a
109,000 79,383
Brand Industrial Services, Inc., 8.50%,
7/15/2025
a
50,000 46,846
Builders FirstSource , Inc.
6.75%, 6/01/2027
a
52,000 55,762
5.00%, 3/01/2030
a
15,000 15,806
BWX Technologies, Inc., 4.13%, 6/30/2028
a
10,000 10,209
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
a
35,000 35,584
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
a
15,000 15,689
Clean Harbors, Inc.
4.88%, 7/15/2027
a
21,000 21,947
5.13%, 7/15/2029
a
8,000 8,701
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
a
35,000 33,912
Colfax Corp.
6.00%, 2/15/2024
a
15,000 15,611
6.38%, 2/15/2026
a
30,000 31,917
Cornerstone Building Brands, Inc., 8.00%,
4/15/2026
a
20,000 20,779
Crown Americas LLC / Crown Americas Capital
Corp. IV, 4.50%, 1/15/2023 50,000 52,052
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 50,000 51,841
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 20,000 23,929
Energizer Holdings, Inc., 7.75%, 1/15/2027
a
48,000 51,983
EnerSys
5.00%, 4/30/2023
a
28,000 28,889
4.38%, 12/15/2027
a
8,000 8,226
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 10,553
Flex Acquisition Co., Inc.
6.88%, 1/15/2025
a
20,000 19,693
7.88%, 7/15/2026
a
20,000 20,233
Fluor Corp.
3.50%, 12/15/2024
b
65,000 58,869
4.25%, 9/15/2028 55,000 49,110
Fly Leasing Ltd., 5.25%, 10/15/2024 65,000 53,585
Forterra Finance LLC / Frta Finance Corp.,
6.50%, 7/15/2025
a
15,000 15,874
Fortress Transportation & Infrastructure
Investors LLC
6.75%, 3/15/2022
a
20,000 19,870
6.50%, 10/01/2025
a
45,000 44,377
9.75%, 8/01/2027
a
40,000 42,574
Frontdoor , Inc., 6.75%, 8/15/2026
a
40,000 42,709
FXI Holdings, Inc.
7.88%, 11/01/2024
a
20,000 18,684
12.25%, 11/15/2026
a
25,000 26,152
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
a
35,000 36,214

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.4% (continued)
GFL Environmental, Inc.
7.00%, 6/01/2026
a
30,000 31,326
5.13%, 12/15/2026
a
40,000 41,975
8.50%, 5/01/2027
a
20,000 21,833
Granite US Holdings Corp., 11.00%,
10/01/2027
a
30,000 31,064
Graphic Packaging International LLC
4.88%, 11/15/2022 25,000 25,972
4.13%, 8/15/2024 10,000 10,533
4.75%, 7/15/2027
a
28,000 30,416
3.50%, 3/15/2028
a
16,000 16,032
Greif, Inc., 6.50%, 3/01/2027
a
40,000 41,986
Griffon Corp., 5.75%, 3/01/2028 35,000 36,682
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023
a
45,000 45,396
Harsco Corp., 5.75%, 7/31/2027
a
25,000 25,568
Hillenbrand, Inc.
5.75%, 6/15/2025 35,000 37,282
5.00%, 9/15/2026 30,000 32,752
Hillman Group, Inc. (The), 6.38%, 7/15/2022
a
63,000 62,483
Howmet Aerospace, Inc.
5.87%, 2/23/2022 25,000 26,374
6.88%, 5/01/2025 55,000 61,148
5.90%, 2/01/2027
b
35,000 38,655
6.75%, 1/15/2028 20,000 22,744
5.95%, 2/01/2037 35,000 38,539
Husky III Holding Ltd., 13.00%, 2/15/2025
a,b,c
25,000 26,323
Ingram Micro, Inc.
5.00%, 8/10/2022 15,000 15,291
5.45%, 12/15/2024 35,000 36,762
JELD-WEN, Inc.
6.25%, 5/15/2025
a
10,000 10,757
4.63%, 12/15/2025
a
5,000 5,076
4.88%, 12/15/2027
a
21,000 21,735
Kenan Advantage Group, Inc. (The), 7.88%,
7/31/2023
a,b
20,000 20,059
Koppers , Inc., 6.00%, 2/15/2025
a
20,000 20,573
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
a
12,000 12,519
LABL Escrow Issuer LLC
6.75%, 7/15/2026
a
45,000 47,250
10.50%, 7/15/2027
a,b
20,000 21,349
Louisiana-Pacific Corp., 4.88%, 9/15/2024 21,000 21,496
LSB Industries, Inc., 9.63%, 5/01/2023
a
16,000 15,742
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
a
6,000 6,159
Masonite International Corp.
5.75%, 9/15/2026
a
6,000 6,270
5.38%, 2/01/2028
a
28,000 29,808
MasTec , Inc., 4.50%, 8/15/2028
a
20,000 20,550
Matthews International Corp., 5.25%,
12/01/2025
a
23,000 21,956
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
a
38,000 38,036
7.25%, 4/15/2025
a
95,000 91,628
Moog, Inc., 4.25%, 12/15/2027
a
17,000 17,429
New Enterprise Stone & Lime Co., Inc., 6.25%,
3/15/2026
a
15,000 15,500
Norbord, Inc., 6.25%, 4/15/2023
a
6,000 6,435
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.4% (continued)
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
a
20,000 21,053
6.38%, 8/15/2025
a
10,000 10,998
Pactiv LLC
7.95%, 12/15/2025 31,000 34,410
8.38%, 4/15/2027 15,000 16,631
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 10,000 9,598
Plastipak Holdings, Inc., 6.25%, 10/15/2025
a
45,000 45,091
Powerteam Services LLC, 9.03%, 12/04/2025
a
30,000 31,852
RBS Global, Inc. / Rexnord LLC, 4.88%,
12/15/2025
a
20,000 20,413
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
5.13%, 7/15/2023
a
5,000 5,060
4.00%, 10/15/2027
a
110,000 111,604
Rolls-Royce PLC, 3.63%, 10/14/2025
a
85,000 80,876
Rutas 2 And 7 Finance Ltd., 9/30/2036
a,e
15,000 10,575
Sealed Air Corp.
5.25%, 4/01/2023
a
35,000 36,980
5.13%, 12/01/2024
a
25,000 27,271
5.50%, 9/15/2025
a
15,000 16,751
4.00%, 12/01/2027
a
30,000 31,394
6.88%, 7/15/2033
a
13,000 16,800
Sensata Technologies BV
4.88%, 10/15/2023
a
35,000 37,140
5.63%, 11/01/2024
a
25,000 27,429
5.00%, 10/01/2025
a
15,000 16,386
Sensata Technologies, Inc., 4.38%, 2/15/2030
a
36,000 37,800
Signature Aviation US Holdings, Inc.
5.38%, 5/01/2026
a
20,000 20,256
4.00%, 3/01/2028
a
40,000 38,700
Spirit Aerosystems , Inc.
7.50%, 4/15/2025
a
50,000 50,445
3.85%, 6/15/2026 10,000 9,564
Spirit AeroSystems , Inc.
3.95%, 6/15/2023 42,000 37,700
4.60%, 6/15/2028 22,000 18,293
SPX FLOW, Inc., 5.88%, 8/15/2026
a
12,000 12,529
SSL Robotics LLC, 9.75%, 12/31/2023
a
30,000 33,375
Standard Industries, Inc.
5.00%, 2/15/2027
a
45,000 46,576
4.75%, 1/15/2028
a
30,000 31,341
4.38%, 7/15/2030
a
55,000 56,820
3.38%, 1/15/2031
a
45,000 43,821
Stericycle, Inc., 5.38%, 7/15/2024
a
20,000 20,784
Stevens Holding Co., Inc., 6.13%, 10/01/2026
a
25,000 26,827
Summit Materials LLC / Summit Materials
Finance Corp.
5.13%, 6/01/2025
a
25,000 25,298
6.50%, 3/15/2027
a
25,000 26,217
5.25%, 1/15/2029
a
25,000 25,751
Teekay Corp., 9.25%, 11/15/2022
a
15,000 13,787
Teekay Offshore Partners LP/ Teekay Offshore
Finance Corp., 8.50%, 7/15/2023
a
20,000 16,847
Terex Corp., 5.63%, 2/01/2025
a
50,000 50,790
Tervita Corp., 7.63%, 12/01/2021
a
7,000 6,735
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
a
20,000 20,059
TopBuild Corp., 5.63%, 5/01/2026
a
8,000 8,242

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Industrial – 10.4% (continued)
Transdigm , Inc.
8.00%, 12/15/2025
a
50,000 54,139
5.50%, 11/15/2027 55,000 53,681
TransDigm , Inc.
6.50%, 7/15/2024 60,000 60,181
6.50%, 5/15/2025 55,000 54,980
6.25%, 3/15/2026
a
175,000 182,492
6.38%, 6/15/2026 80,000 79,721
7.50%, 3/15/2027 10,000 10,330
Trident TPI Holdings, Inc., 9.25%, 8/01/2024
a
15,000 15,863
TriMas Corp., 4.88%, 10/15/2025
a
7,000 7,111
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 15,403
Triumph Group, Inc.
5.25%, 6/01/2022 20,000 17,328
6.25%, 9/15/2024
a
20,000 17,287
7.75%, 8/15/2025
b
18,000 11,701
Trivium Packaging Finance BV, 5.50%,
8/15/2026
a
75,000 78,846
TTM Technologies, Inc., 5.63%, 10/01/2025
a
12,000 12,356
Tutor Perini Corp., 6.88%, 5/01/2025
a,b
40,000 38,153
US Concrete, Inc.
6.38%, 6/01/2024
b
9,000 9,261
5.13%, 3/01/2029
a
25,000 25,448
Vertical Holdco GMBH, 7.63%, 7/15/2028
a
10,000 10,388
Vertical US Newco , Inc., 5.25%, 7/15/2027
a
50,000 51,454
Waste Pro USA, Inc., 5.50%, 2/15/2026
a
27,000 27,278
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
a
40,000 40,549
Welbilt , Inc., 9.50%, 2/15/2024
b
25,000 25,359
Werner FinCo LP / Werner FinCo , Inc., 8.75%,
7/15/2025
a
25,000 23,812
WESCO Distribution, Inc.
5.38%, 6/15/2024 35,000 35,799
7.13%, 6/15/2025
a
50,000 53,948
7.25%, 6/15/2028
a
70,000 76,591
XPO CNW, Inc., 6.70%, 5/01/2034 20,000 22,365
XPO Logistics, Inc.
6.50%, 6/15/2022
a
35,000 35,113
6.75%, 8/15/2024
a
63,000 66,629
6.25%, 5/01/2025
a
30,000 31,878
5,610,876
Technology – 3.9%
Advanced Micro Devices, Inc., 7.50%,
8/15/2022 14,000 15,476
Ams AG, 7.00%, 7/31/2025
a
10,000 10,591
Ascend Learning LLC
6.88%, 8/01/2025
a
25,000 25,575
6.88%, 8/01/2025
a
10,000 10,337
Banff Merger Sub, Inc., 9.75%, 9/01/2026
a
45,000 47,290
Black Knight Infoserv LLC, 3.63%, 9/01/2028
a
65,000 65,780
Blackboard, Inc., 10.38%, 11/15/2024
a
18,000 18,154
BY Crown Parent LLC / By Bond Finance, Inc.,
4.25%, 1/31/2026
a
25,000 25,344
Camelot Finance SA, 4.50%, 11/01/2026
a
35,000 36,443
Castle US Holding Corp., 9.50%, 2/15/2028
a
30,000 28,453
CDK Global, Inc.
5.00%, 10/15/2024 20,000 21,639
5.88%, 6/15/2026 20,000 20,896
5.25%, 5/15/2029
a
25,000 26,823
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Technology – 3.9% (continued)
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 17,000 18,718
4.25%, 4/01/2028 35,000 36,172
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
a
40,000 39,983
Dell, Inc.
6.50%, 4/15/2038 7,000 8,385
5.40%, 9/10/2040 14,000 15,011
Diebold Nixdorf, Inc.
8.50%, 4/15/2024
b
5,000 4,550
9.38%, 7/15/2025
a
40,000 42,502
Donnelley Financial Solutions, Inc., 8.25%,
10/15/2024 33,000 34,650
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
a
12,000 12,836
10.25%, 2/15/2027
a
30,000 33,599
EMC Corp., 3.38%, 6/01/2023 47,000 47,970
Entegris , Inc., 4.63%, 2/10/2026
a
21,000 21,652
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
a
10,000 2,958
Genesys Telecommunications Laboratories,
Inc./ Greeneden Lux 3 Sarl / Greeneden US Ho,
10.00%, 11/30/2024
a
20,000 21,101
Granite Merger Sub 2, Inc., 11.00%, 7/15/2027
a
20,000 21,977
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc.,
6.00%, 7/15/2025
a
70,000 73,342
Microchip Technology, Inc., 4.25%, 9/01/2025
a
60,000 62,190
MSCI, Inc.
4.75%, 8/01/2026
a
20,000 20,763
5.38%, 5/15/2027
a
45,000 48,164
4.00%, 11/15/2029
a
50,000 52,194
3.63%, 9/01/2030
a
12,000 12,383
3.88%, 2/15/2031
a
65,000 67,843
NCR Corp.
8.13%, 4/15/2025
a
30,000 32,985
5.00%, 10/01/2028
a
40,000 39,800
6.13%, 9/01/2029
a
11,000 11,607
Nuance Communications, Inc., 5.63%,
12/15/2026 50,000 52,563
Open Text Corp.
5.88%, 6/01/2026
a
60,000 62,530
3.88%, 2/15/2028
a
40,000 40,634
Open Text Holdings, Inc., 4.13%, 2/15/2030
a
45,000 46,864
Pitney Bowes, Inc.
5.95%, 4/01/2023 10,000 10,080
4.63%, 3/15/2024
b
38,000 36,958
Presidio Holdings, Inc.
4.88%, 2/01/2027
a
25,000 25,680
8.25%, 2/01/2028
a
15,000 15,917
PTC, Inc.
3.63%, 2/15/2025
a
50,000 50,800
4.00%, 2/15/2028
a
27,000 27,917
Qorvo , Inc., 4.38%, 10/15/2029 40,000 42,916
Rackspace Technology Global, Inc., 8.63%,
11/15/2024
a,b
30,000 31,293
Riverbed Technology, Inc., 8.88%, 3/01/2023
a
10,000 6,915
Solera LLC / Solera Finance, Inc., 10.50%,
3/01/2024
a
60,000 62,282
SS&C Technologies, Inc., 5.50%, 9/30/2027
a
75,000 79,767

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Technology – 3.9% (continued)
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp., 6.75%, 6/01/2025
a
70,000 71,049
Vericast Corp., 8.38%, 8/15/2022
a
20,000 19,656
Veritas US, Inc. / Veritas Bermuda Ltd.
10.50%, 2/01/2024
a,b
100,000 92,742
7.50%, 9/01/2025
a
65,000 65,879
Western Digital Corp., 4.75%, 2/15/2026 75,000 80,751
Xerox Corp.
4.38%, 3/15/2023 26,000 27,062
3.80%, 5/15/2024
b
8,000 8,226
4.80%, 3/01/2035 8,000 7,614
6.75%, 12/15/2039 11,000 11,564
2,113,795
Utilities – 2.1%
AES Corp. (The), 6.00%, 5/15/2026 45,000 47,139
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 27,000 28,754
5.50%, 5/20/2025 25,000 26,779
5.75%, 5/20/2027 15,000 16,545
Calpine Corp.
5.25%, 6/01/2026
a
39,000 40,074
4.50%, 2/15/2028
a
56,000 56,953
5.13%, 3/15/2028
a
40,000 41,255
4.63%, 2/01/2029
a
20,000 20,192
5.00%, 2/01/2031
a
30,000 30,625
Clearway Energy Operating LLC, 4.75%,
3/15/2028
a
55,000 57,801
DPL, Inc.
4.13%, 7/01/2025
a
25,000 26,119
4.35%, 4/15/2029 12,000 13,024
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
a
50,000 51,999
4.25%, 9/15/2024
a
45,000 46,959
3.88%, 10/15/2026
a
22,000 22,805
4.50%, 9/15/2027
a
10,000 10,956
NRG Energy, Inc.
7.25%, 5/15/2026 39,000 41,166
6.63%, 1/15/2027 35,000 36,822
5.75%, 1/15/2028 30,000 32,257
5.25%, 6/15/2029
a
70,000 75,990
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
a
25,000 26,001
PG&E Corp., 5.25%, 7/01/2030 65,000 65,000
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
a
20,000 18,645
Talen Energy Supply LLC
6.50%, 6/01/2025 20,000 11,906
10.50%, 1/15/2026
a
20,000 13,659
7.25%, 5/15/2027
a
25,000 24,697
6.63%, 1/15/2028
a
35,000 33,619
7.63%, 6/01/2028
a
15,000 14,708
Terraform Global Operating LLC, 6.13%,
3/01/2026
a
20,000 20,278
TransAlta Corp.
4.50%, 11/15/2022 10,000 10,353
6.50%, 3/15/2040 25,000 26,422
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.8% (continued)
Utilities – 2.1% (continued)
Vistra Operations Co. LLC
5.50%, 9/01/2026
a
48,000 49,929
5.63%, 2/15/2027
a
56,000 58,520
5.00%, 7/31/2027
a
30,000 31,305
1,129,256
Total Corporate Bonds (cost $50,971,104) 52,867,861
Investment Companies – 1.3% Shares
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
f,g
(cost $707,896) 707,896 707,896
Investment of Cash Collateral for Securities Loaned – 3.0%
Registered Investment Companies – 3.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.03%
f,g
(cost $1,613,009) 1,613,009 1,613,009
Total Investments (cost $53,292,009) 102.1% 55,188,766
Liabilities, Less Cash and Receivables (2.1)% (1,126,832)
Net Assets 100.0% 54,061,934
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
a
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $30,796,312 or 56.96% of net asset.
b
Security, or portion thereof, on loan. At October 31, 2020, the value of the fund’s securities on loan was $1,879,169 and the value of the collateral was $1,968,384, consisting of cash collateral of
$1,613,009 and U.S. Government & Agency securities valued at $355,375.
c
All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
d
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31, 2020 was $25,886, which represented
0.05% of the Fund’s Net Assets.
e
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
f
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:
g
The rate shown is the 1-day yield as of October 31, 2020.
See Notes to Financial Statements
Description
Value
4/24/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/20 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 10,431,800 (9,723,904) — — 707,896 1.3 205
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 4,654,348 (3,041,339) — — 1,613,009 3.0 4,089
2
Total — 15,086,148 (12,765,243) — — 2,320,905 4.3 4,294
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 20.9
Communications 16.9
Consumer, Non-cyclical 16.5
Energy 11.5
Financial 10.6
Industrial 10.4
Basic Materials 4.9
Registered Investment Companies 4.3
Technology 3.9
Utilities 2.1
Diversified 0.1
102.1
†
Based on net assets.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
1
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
2
CDX North American High Yield Swap 12/20/2025 1,750,000 71,120 87,856 (16,736)
1
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2020
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 92,775,125 39,359,327 40,242,028
Affiliated issuers 152,199 460,767 750,151
Receivable for investment securities sold 387,305 181,194 154,442
Dividends receivable 91,240 16,556 10,800
Tax reclaim receivable 629 42 125
Securities lending income receivable 77 298 1,091
93,406,575 40,018,184 41,158,637
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 1,286 1,410
Liability for securities on loan—Note 2(c) 35,514 330,606 696,717
Payable for investment securities purchased 326,000 290,723 158,317
361,514 622,615 856,444
Net Assets ($) 93,045,061 39,395,569 40,302,193
Composition of Net Assets ($):
Paid-in capital 87,995,684 31,851,076 32,124,389
Total distributable earnings (loss) 5,049,377 7,544,493 8,177,804
Net Assets ($) 93,045,061 39,395,569 40,302,193
Shares outstanding no par value (unlimited shares authorized): 1,502,000 600,020 600,020
Net asset value per share 61.95 65.66 67.17
Market price per share 61.82 65.55 67.03
†
Investments at cost ($)
Unaffiliated issuers 87,433,841 31,665,140 31,652,810
Affiliated issuers 152,199 460,767 750,151
††
Value of securities on loan ($) 1,843,982 1,524,431 4,517,618

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 30,657,599 34,279,701
Affiliated issuers 72,683 1,856,026
Cash denominated in foreign currency
†††
59,795 27,269
Dividends receivable 78,344 18,888
Tax reclaim receivable 18,315 304
Securities lending income receivable 1 285
30,886,737 36,182,473
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 1,099 3,236
Liability for securities on loan—Note 2(c) 26,856 1,827,114
Payable for investment securities purchased 23,800 —
Payable for futures variation margin—Note 4 1,020 1,380
52,775 1,831,730
Net Assets ($) 30,833,962 34,350,743
Composition of Net Assets ($):
Paid-in capital 27,756,443 27,901,666
Total distributable earnings (loss) 3,077,519 6,449,077
Net Assets ($) 30,833,962 34,350,743
Shares outstanding no par value (unlimited shares authorized): 550,020 550,020
Net asset value per share 56.06 62.45
Market price per share 56.66 62.92
†
Investments at cost ($)
Unaffiliated issuers 27,393,929 27,797,730
Affiliated issuers 72,683 1,856,026
††
Value of securities on loan ($) 26,561 2,248,098
†††
Cash denominated in foreign currency (cost) ($) 59,663 27,685

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 45,215,976 28,116,478 52,867,861
Affiliated issuers 1,176,710 416,108 2,320,905
Collateral with brokers for swap agreements — — 181,821
Receivable for investment securities sold 1,017,377 507,166 402,526
Receivable for shares of Beneficial Interest subscribed 737,338 — —
Receivable for investment securities sold—TBA 320,009 — —
Interest receivable 243,270 209,889 811,358
Securities lending income receivable 85 30 845
Dividends receivable 25 6 24
48,710,790 29,249,677 56,585,340
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 1,442 10,141
TBA sale commitments at value—Note 4
†††
319,923 — —
Liability for securities on loan—Note 2(c) 88,150 109,920 1,613,009
Payable for investment securities purchased 1,756,814 758,688 897,935
Payable for investment securities purchased—TBA 1,298,127 — —
Payable for swaps variation margin—Note 4 — — 2,321
3,463,014 870,050 2,523,406
Net Assets ($) 45,247,776 28,379,627 54,061,934
Composition of Net Assets ($):
Paid-in capital 45,333,010 27,625,690 51,656,440
Total distributable earnings (loss) (85,234) 753,937 2,405,494
Net Assets ($) 45,247,776 28,379,627 54,061,934
Shares outstanding no par value (unlimited shares authorized): 900,020 550,020 1,000,020
Net asset value per share 50.27 51.60 54.06
Market price per share 50.29 51.65 54.08
†
Investments at cost ($)
Unaffiliated issuers 45,267,580 27,512,089 50,971,104
Affiliated issuers 1,176,710 416,108 2,320,905
††
Value of securities on loan ($) 1,541,703 208,552 1,879,169
†††
TBA sale commitments proceeds ($) 320,009 — —

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2020
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
a
BNY Mellon US Mid
Cap Core Equity ETF
a
BNY Mellon US Small
Cap Core Equity ETF
a
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
489,391 279,847 289,194
Affiliated issuers 30 22 26
Income from securities lending—Note 2(c) 451 2,457 11,001
Total Income 489,872 282,326 300,221
Expenses:
Management fees—Note 3(a) — 7,679 8,511
Total Expenses — 7,679 8,511
Investment Income—Net 489,872 274,647 291,710
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (394,824) (168,366) (426,592)
Net realized gain (loss) on in-kind redemptions 203,554 736,993 1,921,860
Net realized gain (loss) on futures — — 871
Net realized gain (loss) (191,270) 568,627 1,496,139
Net change in unrealized appreciation (depreciation) on investments 5,341,284 7,694,187 8,589,218
Net Realized and Unrealized Gain (Loss) on Investments 5,150,014 8,262,814 10,085,357
Net Increase (Decrease) in Net Assets Resulting from Operations 5,639,886 8,537,461 10,377,067
†
Net of foreign taxes withheld at source ($) – 20 134
a
For the period April 9, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
a
BNY Mellon
Emerging Markets
Equity ETF
a
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
422,210 454,785
Affiliated issuers 163 200
Interest 34 2
Income from securities lending—Note 2(c) 73 1,987
Total Income 422,480 456,974
Expenses:
Management fees—Note 3(a) 6,531 18,357
Total Expenses 6,531 18,357
Investment Income—Net 415,949 438,617
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (274,288) (164,526)
Net realized gain (loss) on in-kind redemptions 120,590 282,272
Net realized gain (loss) on futures 67,479 113,301
Net realized gain (loss) (86,219) 231,047
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 3,265,135 6,481,615
Net change in unrealized appreciation (depreciation) on futures (12,504) (1,294)
Net change in unrealized appreciation (depreciation) 3,252,631 6,480,321
Net Realized and Unrealized Gain (Loss) on Investments 3,166,412 6,711,368
Net Increase (Decrease) in Net Assets Resulting from Operations 3,582,361 7,149,985
†
Net of foreign taxes withheld at source ($) 50,536 61,984
a
For the period April 24, 2020 (commencement of operations) through October 31, 2020.

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
a
BNY Mellon Short
Duration Corporate
Bond ETF
a
BNY Mellon High
Yield Beta ETF
a
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 183 82 205
Interest 194,845 250,483 1,440,993
Income from securities lending—Note 2(c) 441 456 4,089
Total Income 195,469 251,021 1,445,287
Expenses:
Management fees—Note 3(a) — 8,808 50,626
Total Expenses — 8,808 50,626
Investment Income—Net 195,469 242,213 1,394,661
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 4,042 111,233 281,692
Net realized gain (loss) on swap agreements — — (8,436)
Net realized gain (loss) 4,042 111,233 273,256
Net change in unrealized appreciation (depreciation) on investments (51,518) 604,389 1,896,757
Net change in unrealized appreciation (depreciation) on swap agreements — — (16,736)
Net change in unrealized appreciation (depreciation) (51,518) 604,389 1,880,021
Net Realized and Unrealized Gain (Loss) on Investments (47,476) 715,622 2,153,277
Net Increase (Decrease) in Net Assets Resulting from Operations 147,993 957,835 3,547,938
a
For the period April 24, 2020 (commencement of operations) through October 31, 2020.

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
For the Period
April 9, 2020
a
to
October 31, 2020
For the Period
April 9, 2020
a
to
October 31, 2020
Operations ($):
Investment income—net 489,872 274,647
Net realized gain (loss) on investments (191,270) 568,627
Net change in unrealized appreciation (depreciation) on investments 5,341,284 7,694,187
Net Increase (Decrease) in Net Assets Resulting from Operations 5,639,886 8,537,461
Distributions ($):
Distributable earnings (386,114) (255,842)
Shareholder Transactions ($):
Proceeds from shares sold 90,618,689 34,179,337
Cost of shares redeemed (2,927,400) (3,065,387)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 87,691,289 31,113,950
Total Increase (Decrease) in Net Assets 92,945,061 39,395,569
Net Assets ($):
Beginning of Period 100,000 —
End of Period 93,045,061 39,395,569
Changes in Shares Outstanding:
Initial shares 2,000 —
Shares sold 1,550,000 650,020
Shares redeemed (50,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 1,502,000 600,020
a
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small
Cap Core Equity ETF
BNY Mellon
International Equity
ETF
For the Period
April 9, 2020
a
to
October 31, 2020
For the Period
April 24, 2020
a
to
October 31, 2020
Operations ($):
Investment income—net 291,710 415,949
Net realized gain (loss) on investments 1,496,139 (86,219)
Net change in unrealized appreciation (depreciation) on investments 8,589,218 3,252,631
Net Increase (Decrease) in Net Assets Resulting from Operations 10,377,067 3,582,361
Distributions ($):
Distributable earnings (277,635) (384,266)
Shareholder Transactions ($):
Proceeds from shares sold 36,466,319 30,487,825
Cost of shares redeemed (6,263,558) (2,851,958)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 30,202,761 27,635,867
Total Increase (Decrease) in Net Assets 40,302,193 30,833,962
Net Assets ($):
Beginning of Period — —
End of Period 40,302,193 30,833,962
Changes in Shares Outstanding:
Shares sold 700,020 600,020
Shares redeemed (100,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 600,020 550,020
a
Commencement of operations.

See Notes to Financial Statements
BNY Mellon
Emerging Markets
Equity ETF
BNY Mellon Core
Bond ETF
For the Period
April 24, 2020
a
to
October 31, 2020
For the Period
April 24, 2020
a
to
October 31, 2020
Operations ($):
Investment income—net 438,617 195,469
Net realized gain (loss) on investments 231,047 4,042
Net change in unrealized appreciation (depreciation) on investments 6,480,321 (51,518)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,149,985 147,993
Distributions ($):
Distributable earnings (418,648) (229,445)
Shareholder Transactions ($):
Proceeds from shares sold 30,459,085 45,329,228
Cost of shares redeemed (2,839,679) —
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 27,619,406 45,329,228
Total Increase (Decrease) in Net Assets 34,350,743 45,247,776
Net Assets ($):
Beginning of Period — —
End of Period 34,350,743 45,247,776
Changes in Shares Outstanding:
Shares sold 600,020 900,020
Shares redeemed (50,000) —
Net Increase (Decrease) in Shares Outstanding 550,020 900,020
a
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
For the Period
April 24, 2020
a
to
October 31, 2020
For the Period
April 24, 2020
a
to
October 31, 2020
Operations ($):
Investment income—net 242,213 1,394,661
Net realized gain (loss) on investments 111,233 273,256
Net change in unrealized appreciation (depreciation) on investments 604,389 1,880,021
Net Increase (Decrease) in Net Assets Resulting from Operations 957,835 3,547,938
Distributions ($):
Distributable earnings (203,898) (1,142,444)
Shareholder Transactions ($):
Proceeds from shares sold 27,625,690 51,656,440
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 27,625,690 51,656,440
Total Increase (Decrease) in Net Assets 28,379,627 54,061,934
Net Assets ($):
Beginning of Period — —
End of Period 28,379,627 54,061,934
Changes in Shares Outstanding:
Shares sold 550,020 1,000,020
Net Increase (Decrease) in Shares Outstanding 550,020 1,000,020
a
Commencement of operations.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
For the Period
April 9, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .56
Net realized and unrealized gain (loss) on investments 11 .81
Total from Investment Operations 12 .37
Distributions:
Dividends from investment income—net ( 0 .42 )
Net asset value, end of period 61 .95
Market price, end of period
c
61 .82
Net Asset Value Total Return (%)
d
24 .76
Market Price Total Return (%)
d
24 .50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
e
Ratio of net investment income to average net assets 1 .63
e
Portfolio Turnover Rate
f
10 .62
Net Assets, end of period ($ x 1,000) 93,045
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
For the Period
April 9, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Investment income— net
b
0.50
Net realized and unrealized gain (loss) on investments 15.63
Total from Investment Operations 16.13
Distributions:
Dividends from investment income—net (0.47)
Net asset value, end of period 65.66
Market price, end of period
c
65.55
Net Asset Value Total Return (%)
d
32.27
Market Price Total Return (%)
d
32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
e
Ratio of net investment income to average net assets 1.43
e
Portfolio Turnover Rate
f
21.26
Net Assets, end of period ($ x 1,000) 39,396
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
For the Period
April 9, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .49
Net realized and unrealized gain (loss) on investments 17 .14
Total from Investment Operations 17 .63
Distributions:
Dividends from investment income—net ( 0 .46 )
Net asset value, end of period 67 .17
Market price, end of period
c
67 .03
Net Asset Value Total Return (%)
d
35 .30
Market Price Total Return (%)
d
35 .03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
e
Ratio of net investment income to average net assets 1 .37
e
Portfolio Turnover Rate
f
32 .54
Net Assets, end of period ($ x 1,000) 40,302
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
For the Period
April 24, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .76
Net realized and unrealized gain (loss) on investments 6 .00
Total from Investment Operations 6 .76
Distributions:
Dividends from investment income—net ( 0 .70 )
Net asset value, end of period 56 .06
Market price, end of period
c
56 .66
Net Asset Value Total Return (%)
d
13 .49
Market Price Total Return (%)
d
14 .69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
e
Ratio of net investment income to average net assets 2 .55
e
Portfolio Turnover Rate
f
12 .82
Net Assets, end of period ($ x 1,000) 30,834
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
For the Period
April 24, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50 .00
Investment Operations:
Investment income—net
b
0 .81
Net realized and unrealized gain (loss) on investments 12 .40
Total from Investment Operations 13 .21
Distributions:
Dividends from investment income—net ( 0 .76 )
Net asset value, end of period 62 .45
Market price, end of period
c
62 .92
Net Asset Value Total Return (%)
d
26 .52
Market Price Total Return (%)
d
27 .44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .11
e
Ratio of net investment income to average net assets 2 .63
e
Portfolio Turnover Rate
f
12 .84
Net Assets, end of period ($ x 1,000) 34,351
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
For the Period
April 24, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Investment income— net
b
0.32
Net realized and unrealized gain (loss) on investments 0.33
Total from Investment Operations 0.65
Distributions:
Dividends from investment income—net (0.38)
Net asset value, end of period 50.27
Market price, end of period
c
50.29
Net Asset Value Total Return (%)
d
1.30
Market Price Total Return (%)
d
1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
e
Ratio of net investment income to average net assets 1.20
e
Portfolio Turnover Rate
f
27.32
Net Assets, end of period ($ x 1,000) 45,248
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
For the Period
April 24, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Investment income— net
b
0.44
Net realized and unrealized gain (loss) on investments 1.53
Total from Investment Operations 1.97
Distributions:
Dividends from investment income—net (0.37)
Net asset value, end of period 51.60
Market price, end of period
c
51.65
Net Asset Value Total Return (%)
d
3.94
Market Price Total Return (%)
d
4.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.06
e
Ratio of net investment income to average net assets 1.65
e
Portfolio Turnover Rate
f
24.94
Net Assets, end of period ($ x 1,000) 28,380
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
For the Period
April 24, 2020
a
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Investment income— net
b
1.70
Net realized and unrealized gain (loss) on investments 3.74
Total from Investment Operations 5.44
Distributions:
Dividends from investment income—net (1.38)
Net asset value, end of period 54.06
Market price, end of period
c
54.08
Net Asset Value Total Return (%)
d
10.94
Market Price Total Return (%)
d
10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
e
Ratio of net investment income to average net assets 6.06
e
Portfolio Turnover Rate
f
39.43
Net Assets, end of period ($ x 1,000) 54,062
a
Commencement of operations.
b
Based on average shares outstanding.
c
The mean between the last bid and ask prices.
d
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
e
Annualized.
f
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) had no operations until
April 9, 2020 for BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF and BNY Mellon
US Small Cap Core Equity ETF (commencement of operations)
and April 24, 2020 for BNY Mellon International Equity ETF,
BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (commencement
of operations) other than matters relating to its organization and registration as a Massachusetts business trust under the
Investment Company Act of 1940, as amended (the “Act”),
as an open-end management investment company. The Trust
operates as a series company currently consisting of eight series, including the following diversified funds: BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon
International Equity ETF, BNY Mellon Emerging Markets Equity
ETF, BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
(each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned
subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as each fund’s investment adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (the
“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and
an affiliate of the Adviser, serves as each fund’s sub-investment adviser. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS
®
is a trademark and service mark of Barclays Bank Plc
(collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor
Barclays is affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
As of October 31, 2020, MBC Investments Corp., an indirect
subsidiary of BNY Mellon, held 2,000 shares of BNY Mellon
US Large Cap Core Equity ETF.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar® US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar® US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar® US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar® Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar® Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg Barclays US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg Barclays US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg Barclays US Corporate High Yield Total Return Index
††

NOTES TO FINANCIAL STATEMENTS
(continued)
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation:
The fair value of a financial instrument
is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.
This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level
1 measurements) and the lowest priority to unobservable
inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—unadjusted quoted prices in active markets for
identical investments.
Level 2
—other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swaps are valued by the Service by using a swap pricing model which incorporates among other
factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31,
2020 in valuing each fund’s investments:

Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 92,775,125 — — — — — 92,775,125
Investment Companies 116,685 — — — — — 116,685
Investment of Cash Collateral for
Securities Loaned 35,514 — — — — — 35,514
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 39,359,327 — — — — — 39,359,327
Investment Companies 130,161 — — — — — 130,161
Investment of Cash Collateral for
Securities Loaned 330,606 — — — — — 330,606
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 40,242,028 — — — — — 40,242,028
Investment Companies 53,434 — — — — — 53,434
Investment of Cash Collateral for
Securities Loaned 696,717 — — — — — 696,717
BNY Mellon International Equity ETF
Common Stocks 30,461,529 — 0 — — — 30,461,529
Preferred Stocks 161,081 — — — — — 161,081
Short-Term Investments — — 34,989 — — — 34,989
Investment Companies 45,827 — — — — — 45,827
Investment of Cash Collateral for
Securities Loaned 26,856 — — — — — 26,856
Other Financial Instruments:
Futures
††
— (12,504) — — — — (12,504)
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 30,164,228 — — — — — 30,164,228
Preferred Stocks 726,938 — — — — — 726,938
Exchange-Traded Funds 3,343,549 — — — — — 3,343,549
Short-Term Investments — — 44,986 — — — 44,986
Investment Companies 28,912 — — — — — 28,912
Investment of Cash Collateral for
Securities Loaned 1,827,114 — — — — — 1,827,114
Other Financial Instruments:
Futures
††
— (1,294) — — — — (1,294)
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 116,105 — — — 116,105
Commercial Mortgage-Backed
Securities — — 572,057 — — — 572,057
Corporate Bonds — — 12,678,265 — — — 12,678,265
Foreign Governmental — — 924,251 — — — 924,251
Municipal Securities — — 148,418 — — — 148,418
Supranational Bank — — 508,475 — — — 508,475
U.S. Government Agencies
Mortgage-Backed — — 13,592,651 — — — 13,592,651
U.S. Treasury Government
Securities — — 16,675,754 — — — 16,675,754
Investment Companies 1,088,560 — — — — — 1,088,560
Investment of Cash Collateral for
Securities Loaned 88,150 — — — — — 88,150
TBA Sale Commitments — — — (319,923) — — (319,923)

NOTES TO FINANCIAL STATEMENTS
(continued)
(b) Foreign currency transactions:
 BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets Equity ETF
do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The funds may be subject to foreign taxes
(a portion of which may be reclaimable) on income, stock
dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
recorded in accordance with the applicable foreign tax
regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2020, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income:
Securities
transactions are recorded on a trade date basis. Realized
gains and losses from securities transactions are recorded
on the identified cost basis. Dividend income is recognized
on the ex-dividend date and interest income, including,
where applicable, accretion of discount and amortization of
premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes
the amount BNY Mellon earned from each relevant fund from
lending portfolio securities, pursuant to the securities lending agreement during the year ended October 31, 2020.
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 28,116,478 — — — 28,116,478
Investment Companies 306,188 — — — — — 306,188
Investment of Cash Collateral for
Securities Loaned 109,920 — — — — — 109,920
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 52,867,861 — — — 52,867,861
Investment Companies 707,896 — — — — — 707,896
Investment of Cash Collateral for
Securities Loaned 1,613,009 — — — — — 1,613,009
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — — (16,736) — — (16,736)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

Securities Lending Agreement
(d) Affiliated issuers:
Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk:
Certain events particular to the industries in which
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s
operations and profitability. BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets ETF
invest in foreign markets which may involve special risks and considerations not typically associated with investing in the
U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public
health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
The BNY Mellon Emerging Markets Equity ETF follows an
investment policy of investing primarily in emerging market
countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks
might affect companies world-wide. Recent examples include
pandemic risks related to COVID-19 and aggressive measures
taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing
staff. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies,
industries or sectors.
BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders:
Dividends
and distributions payable to shareholders are recorded by
each fund on the ex-dividend date. BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY
Mellon International Equity ETF and BNY Mellon Emerging
Markets Equity ETF normally declare and pay dividends from
investment income-net quarterly. BNY Mellon Core Bond
ETF, BNY Mellon Short Duration Corporate Bond ETF and
BNY Mellon High Yield Beta ETF normally declares and
pays dividends from investment income-net monthly. Income
dividends for each fund may vary significantly from period
to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may
make distributions on a more frequent basis to comply with
the distribution requirements of the Internal Revenue Code
of 1986, as amended (the “Code”). To the extent that net
realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined
in accordance with income tax regulations, which may differ
from GAAP.
(g) Federal income taxes:
It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
BNY Mellon US Large Cap Core Equity ETF $ 82
BNY Mellon US Mid Cap Core Equity ETF 432
BNY Mellon US Small Cap Core Equity ETF 1,945
BNY Mellon International Equity ETF 13
BNY Mellon Emerging Markets Equity ETF 366
BNY Mellon Core Bond ETF 78
BNY Mellon Short Duration Corporate Bond ETF 81
BNY Mellon High Yield Beta ETF 727

NOTES TO FINANCIAL STATEMENTS
(continued)
As of and during the period ended October 31, 2020, the funds did not have any liabilities for any uncertain tax positions.
Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2020, the funds did not incur any interest or penalties.
The table below summarizes each fund’s components of
accumulated earnings on a tax basis at October 31, 2020.
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
Components of Accumulated Earnings
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020.
Capital Loss Carryover
The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal period
ended October 31, 2020.
Tax Character of Distributions Paid
During the period ended October 31, 2020, as a result of
permanent book to tax differences, each relevant fund decreased total distributable earnings (loss) and increased paid-in capital as summarized in Table below. These permanent book to tax
differences are primarily due to the tax treatment for in-kind transactions and foreign currency transactions reclassification.
Net assets and net asset value per share were not affected by these reclassifications.
Undistributed
Ordinary
Income
Accumulated
Capital
(losses)
Undistributed
Capital Gains
Unrealized
Appreciation
(Depreciation)
BNY Mellon US Large Cap Core Equity ETF $100,703 $(349,459) $ - $5,298,133
BNY Mellon US Mid Cap Core Equity ETF 13,746 (155,353) - 7,686,100
BNY Mellon US Small Cap Core Equity ETF 13,651 (366,346) - 8,530,499
BNY Mellon International Equity ETF 88,876 (212,041) - 3,200,684
BNY Mellon Emerging Markets Equity ETF 208,633 (81,427) - 6,321,871
BNY Mellon Core Bond ETF 61,651 (89,446) - (57,439)
BNY Mellon Short Duration Corporate Bond ETF 149,548 - - 604,389
BNY Mellon High Yield Beta ETF 517,676 - - 1,887,818
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $349,459 $ - $349,459
BNY Mellon US Mid Cap Core Equity ETF 155,353 - 155,353
BNY Mellon US Small Cap Core Equity ETF 366,346 - 366,346
BNY Mellon International Equity ETF 212,041 - 212,041
BNY Mellon Emerging Markets Equity ETF 81,427 - 81,427
BNY Mellon Core Bond ETF 89,446 - 89,446
BNY Mellon Short Duration Corporate Bond ETF - - -
BNY Mellon High Yield Beta ETF - - -
Ordinary
Income
†
Long-Term
Capital Gains
BNY Mellon US Large Cap Core Equity ETF $386,114 $ -
BNY Mellon US Mid Cap Core Equity ETF 255,842 -
BNY Mellon US Small Cap Core Equity ETF 277,635 -
BNY Mellon International Equity ETF 384,266 -
BNY Mellon Emerging Markets Equity ETF 418,648 -
BNY Mellon Core Bond ETF 229,445 -
BNY Mellon Short Duration Corporate Bond ETF 203,898 -
BNY Mellon High Yield Beta ETF 1,142,444 -
†
Includes short-term capital gain distributions, if any.

Return of Capital Statement of Position
(f) New Accounting Pronouncement:
In March 2020, the
FASB issued Accounting Standards Update 2020-04, Reference
Rate Reform (Topic 848)-Facilitation of the Effects of
Reference Rate Reform on Financial Reporting (“ASU 2020-
04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the
London Interbank Offered Rate (“LIBOR”) and other IBOR-
based reference rates as of the end of 2021. The temporary
relief provided by ASU 2020-04 is effective for certain
reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022.
Management is evaluating the impact of ASU 2020-04 on the
fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Investment Advisory
Fee and Other Transactions with Affiliates:
(a)
Fees payable by the funds pursuant to the provisions of a
management agreement with the Adviser are payable monthly,
computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF, each fund’s management agreement provides
that the Adviser will pay substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For the BNY Mellon US Large Cap Core Equity ETF and
the BNY Mellon Core Bond ETF, each fund’s management
agreement provides that the Adviser will pay substantially all expenses of such fund, except for the interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other
extraordinary expenses not incurred in the ordinary course of the fund’s business. For the BNY Mellon US Large Cap Core
Equity ETF and the BNY Mellon Core Bond ETF, each fund’s
management agreement provides that the Adviser will pay all
acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2020, there were no reduction in expenses
pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as each
fund’s sub-investment adviser responsible for the day-to-day management of each fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which each fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves each fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Total
Distributable
Earnings (Loss)
Paid-in
Capital
BNY Mellon US Large Cap Core Equity ETF $(204,395) $204,395
BNY Mellon US Mid Cap Core Equity ETF (737,126) 737,126
BNY Mellon US Small Cap Core Equity ETF (1,921,628) 1,921,628
BNY Mellon International Equity ETF (120,576) 120,576
BNY Mellon Emerging Markets Equity ETF (282,260) 282,260
BNY Mellon Core Bond ETF (3,782) 3,782
BNY Mellon Short Duration Corporate Bond ETF - -
BNY Mellon High Yield Beta ETF - -
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%

NOTES TO FINANCIAL STATEMENTS
(continued)
For each fund, the Adviser will pay a contractual fee rate to the Sub-Adviser, at the annual rate set forth in the table below
(stated as a percentage of each fund's average daily net assets).
The Adviser, and not the funds, pays the Sub-Adviser fee rate.
Sub-Investment Advisory Agreement Fees
(b)
The table below summarizes the components of “Due
to BNY Mellon ETF Investment Adviser, LLC.” in the
Statements of Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
Management
fees
(c)
Each Board member serves as a Board member of each
fund within the Trust. Annual retainer fees and attendance
fees are allocated to each fund based on net assets.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the year ended
October 31, 2020.
Purchases and Sales
TBA Securities:
 During the period ended October 31, 2020,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities
on a forward commitment basis. A TBA transaction typically
does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry
guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities
subject to a forward commitment to sell at period end are
included at the end of the fund’s Statement of Investments
under the caption “TBA Sale Commitments.” The proceeds
and value of these commitments are reflected in the fund’s
Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
Derivatives:
A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Each type of derivative instrument that was held by
the fund during the year ended October 31, 2020 is discussed below.
Futures:
In the normal course of pursuing their investment
objective, exposed to market risk, including equity price
risk, as a result of changes in value of underlying financial instruments. BNY Mellon US Small Cap Core Equity
ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets ETF invest in futures in order to
manage their exposure to or protect against changes in the
market. A futures contract represents a commitment for
the future purchase or a sale of an asset at a specified date.
Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist
of cash or cash equivalents. The amount of these deposits
is determined by the exchange or Board of Trade on which
the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect
daily unrealized gains or losses which are recorded in the
Statements of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty
credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against
default. Futures open at October 31, 2020, are set forth in the
Statement of Investments for each fund.
Swap Agreements:
 BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or
return generated by, one nominal instrument for the return
generated by another nominal instrument. Swap agreements
are privately negotiated in the OTC market or centrally
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%
BNY Mellon US Large Cap Core Equity ETF $ -
BNY Mellon US Mid Cap Core Equity ETF 1,286
BNY Mellon US Small Cap Core Equity ETF 1,410
BNY Mellon International Equity ETF 1,099
BNY Mellon Emerging Markets Equity ETF 3,236
BNY Mellon Core Bond ETF -
BNY Mellon Short Duration Corporate Bond ETF 1,442
BNY Mellon High Yield Beta ETF 10,141
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 29,086,046 $ 5,842,602
BNY Mellon US Mid Cap Core Equity ETF 32,219,648 7,156,646
BNY Mellon US Small Cap Core Equity ETF 37,021,077 11,919,320
BNY Mellon International Equity ETF 26,628,298 3,784,559
BNY Mellon Emerging Markets Equity ETF 33,414,358 3,903,900
BNY Mellon Core Bond ETF 45,975,596 8,508,326
BNY Mellon Short Duration Corporate Bond ETF 31,961,743 6,844,587
BNY Mellon High Yield Beta ETF 40,826,897 15,902,131

cleared. The fund enters into these agreements to hedge
certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps:
Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or
to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for
these agreements are limited to the notional amount of each
swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swap open at October
31, 2020 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statement of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of October 31, 2020 is shown below:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon International Equity ETF
Equity risk
(a)
- (12,504)
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
- (1,294)
BNY Mellon High Yield Beta ETF
Credit risk
(b)
- (16,736)

NOTES TO FINANCIAL STATEMENTS
(continued)
Statement of Assets and Liabilities location:
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statement of
Operations during the period ended October 31, 2020 is shown below:
The following table summarizes the average market value of
derivatives outstanding during the period ended October 31,
2020:
The following table summarizes the average notional value of derivatives outstanding during the period ended October 31,
2020:
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at October 31, 2020.
Accumulated Net Unrealized Appreciation (Depreciation)
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Small Cap Core Equity ETF
Equity risk 871 - 871
BNY Mellon International Equity ETF
Equity risk 67,479 - 67,479
BNY Mellon Emerging Markets Equity ETF
Equity risk 113,301 - 113,301
BNY Mellon High Yield Beta ETF
Credit risk - (8,436) (8,436)
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon International Equity ETF
Equity risk (12,504) - (12,504)
BNY Mellon Emerging Markets Equity ETF
Equity risk (1,294) - (1,294)
BNY Mellon High Yield Beta ETF
Credit risk - (16,736) (16,736)
Average Market
Value
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures $ 18,473
BNY Mellon International Equity ETF
Equity risk futures 331,238
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 437,646
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $ 940,688
Cost of
Investments
Gross
Appreciation
Gross
Depreciation Net
BNY Mellon US Large Cap Core Equity ETF $ 87,629,191 $ 8,331,646 $ (3,033,513) $ 5,298,133
BNY Mellon US Mid Cap Core Equity ETF 32,133,994 8,131,913 (445,813) 7,686,100
BNY Mellon US Small Cap Core Equity ETF 32,461,680 9,390,130 (859,631) 8,530,499
BNY Mellon International Equity ETF 27,529,598 4,004,439 (816,259) 3,188,180
BNY Mellon Emerging Markets Equity ETF 29,813,856 6,880,366 (559,789) 6,320,577
BNY Mellon Core Bond ETF 46,130,202 314,184 (371,623) (57,439)
BNY Mellon Short Duration Corporate Bond ETF 27,928,197 614,676 (10,287) 604,389
BNY Mellon High Yield Beta ETF 53,388,804 2,323,030 (451,948) 1,871,082

NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
In-kind Redemptions:
For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the year ended
October 31, 2020.
In-Kind Transactions
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 65,527,928 $1,145,220
BNY Mellon US Mid Cap Core Equity ETF 9,164,796 3,121,207
BNY Mellon US Small Cap Core Equity ETF 11,444,993 6,360,932
BNY Mellon International Equity ETF 5,420,936 758,235
BNY Mellon Emerging Markets Equity ETF 976,070 2,811,985
BNY Mellon Core Bond ETF 7,705,785 -
BNY Mellon Short Duration Corporate Bond ETF 2,469,532 -
BNY Mellon High Yield Beta ETF 25,633,488 -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon ETF Trust (the “Trust”) (comprising BNY
Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF,
BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF, BNY Mellon High Yield Beta ETF) (collectively referred to as the “Funds”)), including the statements of investments, as of October 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements presents fairly, in all material respects, the financial position of each of the Funds comprising BNY Mellon ETF Trust at October 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 18, 2020
Funds comprising
the BNY Mellon ETF Trust
Statement of
operations
Statements of changes in
net assets
Financial
highlights
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
For the period from April 9, 2020 (commencement of
operations) through October 31, 2020
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
For the period from April 24, 2020 (commencement of
operations) through October 31, 2020

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax
information provide shareholders with actual calendar year
amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as
required by the Internal Revenue Code or to meet a specific
state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2020:
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid are as follows:
Qualified
Dividend
Income
(a)
Dividends-
Received
Deduction
(a)
Interest Related
Dividends
(a)
BNY Mellon US Large Cap Core Equity ETF 92.19% 91.64% -%
BNY Mellon US Mid Cap Core Equity ETF 79.69% 74.73% -%
BNY Mellon US Small Cap Core Equity ETF 69.15% 65.65% -%
BNY Mellon International Equity ETF 75.73% -% -%
BNY Mellon Emerging Markets Equity ETF 31.37% -% -%
BNY Mellon Core Bond ETF -% -% 100.00%
BNY Mellon Short Duration Corporate Bond ETF -% -% 100.00%
BNY Mellon High Yield Beta ETF -% -% 82.33%
Foreign Source
Income
Foreign Taxes
Paid
BNY Mellon US Large Cap Core Equity ETF $ - $ -
BNY Mellon US Mid Cap Core Equity ETF - -
BNY Mellon US Small Cap Core Equity ETF - -
BNY Mellon International Equity ETF 472,745 45,826
BNY Mellon Emerging Markets Equity ETF 509,463 58,896
BNY Mellon Core Bond ETF - -
BNY Mellon Short Duration Corporate Bond ETF - -
BNY Mellon High Yield Beta ETF - -

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
J. Charles Cardona (64)
Chairman of the Board
Principal Occupation During Past 5 Years:
Mutual fund director and trustee (since 2014); President and a
Director of BNY Mellon Investment Adviser, Inc. (f/k/a The
Dreyfus Corporation) (“BNYMIA”) (until 2016); Chief Executive
Officer of Dreyfus Cash Investment Strategies, a division of
BNYMIA (until 2016); Chairman of the Distributor (until 2016).
Other Public Company Board Memberships During Past 5 Years:
BNY Mellon Liquidity Funds, Chairman and Director (2019 –
Present); BNY Mellon Family of Funds, Interested Director (2014-
2018), Independent Director (2019- Present).
No. of Portfolios for which Board Member Serves: 39, including 31 managed by an affiliate of the Adviser
Kristen M. Dickey (60)
Board Member
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial
technology company (since 2018); Lead non-executive director for
Aperture Investors, LLC, an investment management firm (since
2018); Managing Director—Global Head of Index Strategy at
BlackRock, Inc. (until 2017).
No. of Portfolios for which Board Member Serves: 8
F. Jack Liebau, Jr. (57)
Board Member
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial
advisory firm (since 2020)
Corporate director (since 2015); President and Chief Executive
Officer at Roundwood Asset Management (until 2015).
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present;
Chairman 2016 – Present); Pep Boys an automotive aftermarket retailer, Director (2015-2016).
No. of Portfolios for which Board Member Serves: 8
Jill I. Mavro (48)
Board Member
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018);
Senior Managing Director, Head of Strategic Relationships and
Member of SPDR Executive Committee at State Street Global
Advisors (until 2018); Interested Trustee on the Board of Sectoral
Asset Management (2013-2015).
No. of Portfolios for which Board Member Serves: 8
Kevin W. Quinn (61)
Board Member
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019).
No. of Portfolios for which Board Member Serves: 8
Stacy L. Schaus (60)
Board Member
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a
consulting firm (since 2019); Executive Vice President—Defined
Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 8

OFFICERS OF THE TRUST
(Unaudited)
DAVID DIPETRILLO, President since February 2020.
Head of North American Product, BNY Mellon Investment Management
since January 2018; Director of Product Strategy, BNY Mellon Investment
Management from January 2016 to December 2017; Head of US Retail
Product and Channel Marketing, BNY Mellon Investment Management
from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
2005.
JAMES WINDELS, Treasurer since February 2020.
Director - BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
BENNETT A. MACDOUGALL, Chief Legal Officer since February
2020.
Chief Legal Officer of Adviser and Associate General Counsel and
Managing Director of BNY Mellon since June 2015; from June 2005 to June
2015, Director and Associate General Counsel of Deutsche Bank – Asset
& Wealth Management Division and Chief Legal Officer of Deutsche
Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios)
managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June 2015.
SARAH S. KELLEHER, Vice President and Secretary since
February 2020.
Managing Counsel of BNY Mellon since December 2017, from March
2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since March 2013.
JAMES BITETTO, Vice President and Assistant Secretary since
February 2020.
Senior Managing Counsel of BNY Mellon since December 2019; Managing
Counsel of BNY Mellon from April 2014 to December 2019; Secretary of BNY Mellon Investment Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
December 1996.
SONALEE CROSS, Vice President and Assistant Secretary since
February 2020.
Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose
LLP from April 2016 to September 2016; Attorney at EnTrust Capital
from August 2015 to February 2016; Associate at Sidley Austin LLP
from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
October 2016.
DEIRDRE CUNNANE, Vice President and Assistant Secretary
since February 2020.
Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to
August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland)
Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the
Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and Assistant Secretary
since February 2020.
Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
October 1990.
PETER M. SULLIVAN, Vice President and Assistant Secretary
since February 2020.
Managing Counsel of BNY Mellon since March 2009, Senior Counsel of BNY Mellon from April 2004 to March 2009, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since January 2019.
AMANDA QUINN, Vice President and Assistant Secretary since
February 2020.
Counsel of BNY Mellon since June 2019; Regulatory Administration
Manager at BNY Mellon Investment Management Services from September
2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since June 2019.
NATALYA ZELENSKY, Vice President and Assistant Secretary
since February 2020.
Managing Counsel of BNY Mellon since December 2019; Counsel of
BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth
Endowment Strategy Fund/Wildermuth Advisory, LLC from November
2015 to May 2016; Assistant General Counsel at RCS Advisory Services
from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since May
2016.
GAVIN C. REILLY, Assistant Treasurer since February 2020.
Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT S. ROBOL, Assistant Treasurer since February 2020.
Senior Accounting Manager-BNY Mellon Fund Administration, and an
officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since October 1988.
ROBERT SALVIOLO, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration, and an
officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration, and an
officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since November 1990.
JENNIFER CASSEDY, Chief Compliance Officer since February
2020.
Chief Compliance Officer of BNY Mellon ETF Investment Adviser, LLC
since 2019; Chief Compliance Officer of Mellon Investments Corporation

OFFICERS OF THE TRUST
(Unaudited) (continued)
since 2018; Chief Compliance Officer of The Boston Company Asset
Management, LLC since 2004. She is an officer of 1 investment company
(comprised of 8 portfolios) managed by the Adviser. She is 49 years old and has been an employee of the Adviser since October 2019.
CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance
Officer since February 2020.
Anti-Money Laundering Compliance Officer of the BNY Mellon Family of
Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to
December 2015, Interim Anti-Money Laundering Compliance Officer of
the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the
Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of
134 portfolios) managed by the Adviser or an affiliate of the Adviser. She is
52 years old and has been an employee of the Distributor since 1997.

For More Information
2020 BNY Mellon Securities Corporation
ETFAR1020
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund. Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Each fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov .
Each fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-800-373-9387.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at http://
www.im.bnymellon.com and on the SEC’s website at http://www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

Item 2. Code of Ethics.
(a)        As of the period ended October 31, 2020 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)        During the Reporting Period, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees
The aggregate fees billed for the last fiscal year ended October 31, 2020 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year was $156,000.  The Registrant commenced operations on April 9, 2020 and thus has completed only one fiscal year to date.
 (b)       Audit-Related Fees
The aggregate fees billed for the last fiscal year ended October 31, 2020 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $48,000. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended. The Registrant commenced operations on April 9, 2020 and thus has completed only one fiscal year to date.
(c)        Tax Fees
The aggregate fees billed for the last fiscal year ended October 31, 2020 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $30,400. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification
. The Registrant commenced operations on April 9, 2020 and thus has completed only one fiscal year to date.
(d)       All Other Fees
The aggregate fees billed for the last fiscal year ended October 31, 2020 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0. The Registrant commenced operations on April 9, 2020 and thus has completed only one fiscal year to date.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last fiscal year of the Registrant was $69,187. The Registrant commenced operations on April 9, 2020 and thus has completed only one fiscal year to date.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    12/22/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    12/22/2020      ___________

By (Signature and Title)*       /s/ James Windels                                                       ______
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    12/22/2020

*
Print the name and title of each signing officer under his or her signature.